UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21800

Name of Fund: BlackRock World Investment Trust (BWC)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock World Investment Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2008

Date of reporting period: 11/01/2007 – 10/31/2008

Item 1 –      Report to Stockholders

EQUITIES  FIXED INCOME  REAL ESTATE  LIQUIDITY  ALTERNATIVES  BLACKROCK SOLUTIONS

Annual Report

OCTOBER 31, 2008

BlackRock Dividend AchieversTM Trust (BDV)

BlackRock Enhanced Dividend AchieversTM Trust (BDJ)

BlackRock Strategic Dividend AchieversTM Trust (BDT)

BlackRock EcoSolutions Investment Trust (BQR)

BlackRock Global Energy and Resources Trust (BGR)

BlackRock Global Equity Income Trust (BFD)

BlackRock Global Opportunities Equity Trust (BOE)

BlackRock Health Sciences Trust (BME)

BlackRock International Growth and Income Trust (BGY)

BlackRock Real Asset Equity Trust (BCF)

BlackRock S&P Quality Rankings Global Equity Managed Trust (BQY)

BlackRock World Investment Trust (BWC)

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

2	ANNUAL REPORT	OCTOBER 31, 2008

A Letter to Shareholders

Dear Shareholder

It has been a tumultuous period for investors, marked by almost daily headlines of deepening turmoil in financial markets and a darkening economic outlook. The news took an extraordinarily heavy tone late in the period as the credit crisis boiled over and triggered unprecedented failures and consolidation in the financial sector, stoking fears of a market and economic collapse and prompting a series of new government programs designed to contain and combat the fallout.

The Federal Reserve Board (the “Fed”) has taken decisive measures to restore liquidity and stabilize the financial system. Key moves included slashing the target federal funds rate 250 basis points (2.50%) between November 2007 and April 2008 and providing massive cash injections and lending programs. In October, as credit conditions further deteriorated, the central bank cut the key interest rate by 50 basis points on two separate occasions – on October 8 in coordination with five other global central banks, and again during its regularly scheduled meeting on October 29. This left the key short-term rate at just 1.0%, its lowest level since 2004. While the U.S. economy appeared fairly resilient through the second quarter of 2008, the third quarter saw a contraction of 0.5%, and a more significant decline is expected for the fourth quarter. Moreover, on December 1, the National Bureau of Economic Research confirmed that the U.S. had entered a recession in December 2007.

Against this backdrop, U.S. equity markets experienced intense volatility, with periods of downward pressure punctuated by sharp rebounds. Losses were significant and broad-based, though small-cap stocks fared moderately better than their larger counterparts. Non-U.S. markets decelerated at a considerably faster pace than domestic equities – a stark reversal of recent years’ trends, when international stocks generally outpaced U.S. stocks.

Treasury issues also traded in a volatile fashion, but rallied overall (yields fell and prices correspondingly rose) and outperformed other fixed income assets as investors continued their flight to higher quality and more liquid securities. Tax-exempt issues generally underperformed, as problems among municipal bond insurers and the collapse in the market for auction rate securities afflicted the group throughout the course of the past year. At the same time, the above mentioned economic headwinds and malfunctioning credit markets plagued the high yield sector, with the third quarter of 2008 marking one of the worst periods in history for the asset class.

Facing unprecedented volatility and macro pressures, the major benchmark indexes generally recorded losses for the six- and 12-month reporting periods:

Total Returns as of October 31, 2008	6-month	12-month

U.S. equities (S&P 500 Index)	(29.28)%	(36.10)%

Small cap U.S. equities (Russell 2000 Index)	(24.39)	(34.16)

International equities (MSCI Europe, Australasia, Far East Index)	(41.21)	(46.62)

Fixed income (Barclays Capital U.S. Aggregate Index*)	(3.63)	0.30

Tax-exempt fixed income (Barclays Capital Municipal Bond Index*)	(4.70)	(3.30)

High yield bonds (Barclays Capital U.S. Corporate High Yield 2% Issuer Capped Index*)	(24.86)	(25.41)

*Formerly a Lehman Brothers Index.

Past performance is no guarantee of future results. Index performance shown is for illustrative purposes only. You cannot invest directly in an index.

Through periods of market turbulence, as ever, BlackRock’s full resources are dedicated to the management of our clients’ assets. For our most current views on the economy and financial markets, we invite you to visit www.blackrock.com/funds. As always, we thank you for entrusting BlackRock with your investments, and we look forward to continuing to serve you in the months and years ahead.

Sincerely,

Rob Kapito
President, BlackRock Advisors, LLC

THIS PAGE NOT PART OF YOUR FUND REPORT	OCTOBER 31, 2008	3

Trust Summary as of October 31, 2008	BlackRock Dividend AchieversTM Trust

Investment Objective

BlackRock Dividend AchieversTM Trust (BDV) (the “Trust”) seeks to provide total return through a combination of current income and capital appreciation by investing in common stocks that pay above average dividends and have the potential for capital appreciation.

Performance

For the 12 months ended October 31, 2008, the Trust returned (26.73)% based on market price and (27.56)% based on net asset value (“NAV”). For the same period, the Mergent Broad Dividend Achievers Index posted a return of (28.85)% on a NAV basis, and the broader market, as measured by the Russell 1000 Index, returned (36.80)%. All returns reflect reinvestment of dividends. The Trust’s discount to NAV, which narrowed during the period, accounts for the difference between performance based on price and performance based on NAV. One of the key investment objectives of the portfolio is to generate income through positions in stocks with attractive dividend yields. Over the annual period, this detracted on two levels: (1) higher-yielding stocks modestly underperformed, and (2) the drive for yield resulted in a relatively sizable exposure to financials, the weakest-performing sector for the 12 months. On the positive side, our avoidance of the most troubled stocks in the Dividend Achiever universe, namely American International Group (down 97%) and Lehman Brothers Holdings (down 99.9%), helped mitigate losses in the portfolio.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information

Symbol on New York Stock Exchange	BDV
Initial Offering Date	December 23, 2003
Yield on Closing Market Price as of October 31, 2008 ($9.20)[1]	9.78%
Current Quarterly Distribution per Common Share[2]	$0.225
Current Annualized Distribution per Common Share[2]	$0.900

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]

A change in the distribution rate was declared on December 12, 2008. The Quarterly Distribution per Common Share was decreased to $0.1625. The Yield on Closing Market Price, Current Quarterly Distribution and Current Annualized Distribution do not reflect the new distribution rate. The new distribution rate is not constant and is subject to further change in the future.

The table below summarizes the changes in the Trust’s market price and net asset value per share:

	10/31/08	10/31/07	Change	High	Low

Market Price	$9.20	$13.64	(32.55)%	$13.64	$6.96
Net Asset Value	$10.33	$15.49	(33.31)%	$15.49	$9.31

The following unaudited chart shows the portfolio composition of the Trust’s long-term investments:

Portfolio Composition[3]

Ten Largest Sectors	10/31/08	10/31/07

Financial Institutions	26%	36%
Consumer Products	25	15
Health Care	15	12
Energy	14	16
Industrials	8	7
Telecommunications	5	6
Technology	3	2
Real Estate Investment Trusts	2	4
Basic Materials	1	1
Aerospace & Defense	1	—

[3]

For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine sector sub-classifications for reporting ease.

4	ANNUAL REPORT	OCTOBER 31, 2008

Trust Summary as of October 31, 2008	BlackRock Enhanced Dividend AchieversTM Trust

Investment Objective

BlackRock Enhanced Dividend AchieversTM Trust (BDJ) (the “Trust”) seeks to provide current income and current gains, with a secondary objective of long-term capital appreciation. The Trust seeks to achieve these objectives by investing in common stocks that pay above average dividends and have the potential for capital appreciation and by utilizing an option writing strategy to enhance distributions paid to the Trust’s shareholders.

Performance

For the 12 months ended October 31, 2008, the Trust returned (25.70)% based on market price and (24.35)% based on NAV. For the same period, the Mergent Broad Dividend Achievers Index posted a return of (28.85)% on a NAV basis, and the broader market, as measured by the Russell 1000 Index, returned (36.80)%. All returns reflect reinvestment of dividends. The Trust’s discount to NAV, which widened during the period, accounts for the difference between performance based on price and performance based on NAV. One of the key investment objectives of the portfolio is to generate income through positions in stocks with attractive dividend yields. Over the annual period, this detracted on two levels: (1) higher-yielding stocks modestly underperformed, and (2) the drive for yield resulted in a relatively sizable exposure to financials, the weakest-performing sector for the 12 months. On the positive side, our avoidance of the most troubled stocks in the Dividend Achiever universe, namely American International Group (down 97%) and Lehman Brothers Holdings (down 99.9%), helped mitigate losses in the portfolio. The income generated from writing calls provided additional benefit during the market downturn.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information

Symbol on New York Stock Exchange	BDJ
Initial Offering Date	August 31, 2005
Yield on Closing Market Price as of October 31, 2008 ($8.47)[1]	14.43%
Current Quarterly Distribution per Common Share[2]	$0.305625
Current Annualized Distribution per Common Share[2]	$1.222500

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	The distribution is not constant and is subject to change. A portion of the distribution may be deemed a tax return of capital or net realized gain.

The table below summarizes the changes in the Trust’s market price and net asset value per share:

	10/31/08	10/31/07	Change	High	Low

Market Price	$8.47	$12.68	(33.20)%	$12.68	$5.13
Net Asset Value	$9.59	$14.10	(31.99)%	$14.10	$8.71

The following unaudited chart shows the portfolio composition of the Trust’s long-term investments:

Portfolio Composition[3]

Sector	10/31/08	10/31/07

Financial Institutions	25%	37%
Consumer Products	24	15
Health Care	16	12
Energy	15	15
Industrials	8	7
Telecommunications	6	6
Technology	3	2
Real Estate Investment Trusts	2	4
Basic Materials	1	1
Automotive	—	1

[3]

For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine sector sub-classifications for reporting ease.

ANNUAL REPORT	OCTOBER 31, 2008	5

Trust Summary as of October 31, 2008	BlackRock Strategic Dividend AchieversTM Trust

Investment Objective

BlackRock Strategic Dividend AchieversTM Trust (BDT) (the “Trust”) seeks to provide total return through a combination of current income and capital appreciation by investing primarily in common stocks of small to mid-capitalization companies that pay above average dividends and have potential for capital appreciation.

Performance

For the 12 months ended October 31, 2008, the Trust returned (25.88)% based on market price and (23.93)% based on NAV. For the same period, the Mergent Broad Dividend Achievers Index posted a return of (28.85)% on a NAV basis, and the broader market, as measured by the Russell 1000 Index, returned (36.80)%. All returns reflect reinvestment of dividends. The Trust’s discount to NAV, which widened during the period, accounts for the difference between performance based on price and performance based on NAV. One of the key investment objectives of the portfolio is to generate income through positions in stocks with attractive dividend yields. Over the annual period, exposure to higher-yielding stocks slightly detracted from results as these issues modestly underperformed. However, our pursuit of higher-yielding, small- and mid-cap Dividend Achievers resulted in a concentration in smaller regional banks and an avoidance of the larger, troubled banks and insurance companies, which helped overall returns. Significant exposure to the higher-yielding utilities also aided performance, as utilities were one of the better-performing sectors over the 12 months.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information

Symbol on New York Stock Exchange	BDT
Initial Offering Date	March 30, 2004
Yield on Closing Market Price as of October 31, 2008 ($9.01)[1]	9.99%
Current Quarterly Distribution per Common Share[2]	$0.225
Current Annualized Distribution per Common Share[2]	$0.900

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]

A change in the distribution rate was declared on December 12, 2008. The Quarterly Distribution per Common Share was decreased to $0.1625. The Yield on Closing Market Price, Current Quarterly Distribution and Current Annualized Distribution do not reflect the new distribution rate. The new distribution rate is not constant and is subject to further change in the future.

The table below summarizes the changes in the Trust’s market price and net asset value per share:

	10/31/08	10/31/07	Change	High	Low

Market Price	$9.01	$13.19	(31.69)%	$13.19	$7.14
Net Asset Value	$10.67	$15.22	(29.89)%	$15.22	$9.08

The following unaudited chart shows the portfolio composition of the Trust’s long-term investments:

Portfolio Composition[3]

Ten Largest Sectors	10/31/08	10/31/07

Financial Institutions	30%	32%
Consumer Products	19	15
Energy	19	20
Industrials	9	7
Real Estate Investment Trusts	9	10
Technology	3	4
Building & Development	3	2
Automotive	3	4
Basic Materials	2	2
Transportation	1	—

[3]

For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine sector sub-classifications for reporting ease.

6	ANNUAL REPORT	OCTOBER 31, 2008

Trust Summary as of October 31, 2008	BlackRock EcoSolutions Investment Trust

Investment Objective

BlackRock EcoSolutions Investment Trust (BQR) (the “Trust”) seeks to provide current income, current gains and long-term capital appreciation.

Performance

For the 12 months ended October 31, 2008, the Trust returned (48.20)% based on market price and (43.99)% based on NAV. For the same period, the closed-end Lipper Sector Equity Funds category posted an average return of (35.59)% on a NAV basis. All returns reflect reinvestment of dividends. The Trust’s discount to NAV, which widened during the period, accounts for the difference between performance based on price and performance based on NAV. The new energy, agriculture and water sectors were negatively impacted by market deleveraging, a flight to cash and lower traditional fuel prices. However, new energy saw positive legislative developments and water utility fundamentals remain intact, although available capital may be expensive in the near term. Despite strong earnings releases and share buyback announcements in the agricultural sector, diminished investor confidence weighed on stocks.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information

Symbol on New York Stock Exchange	BQR
Initial Offering Date	September 28, 2007
Yield on Closing Market Price as of October 31, 2008 ($9.20)[1]	17.39%
Current Quarterly Distribution per Common Share[2]	$0.40
Current Annualized Distribution per Common Share[2]	$1.60

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	The distribution is not constant and is subject to change. A portion of the distribution may be deemed a tax return of capital or net realized gain.

The table below summarizes the changes in the Trust’s market price and net asset value per share:

	10/31/08	10/31/07	Change	High	Low

Market Price	$9.20	$19.75	(53.42)%	$20.00	$6.13
Net Asset Value	$10.23	$20.31	(49.63)%	$20.79	$8.32

The following unaudited charts show the portfolio composition of the Trust’s long-term investments:

Portfolio Composition

Ten Largest Countries	10/31/08	10/31/07

United States	42%	35%
United Kingdom	9	8
Brazil	5	4
Germany	5	7
Canada	5	4
Spain	4	4
Denmark	3	3
Belgium	3	7
Hong Kong	3	4
Switzerland	3	2

Ten Largest Sectors	10/31/08	10/31/07

Chemicals	25%	23%
Water	19	17
Environmental Control	7	8
Energy-Alternate Sources	6	9
Agriculture	6	6
Electronics	5	4
Electrical Components & Equipment	5	6
Electric	5	7
Forest Products & Paper	5	3
Machinery	4	4

ANNUAL REPORT	OCTOBER 31, 2008	7

Trust Summary as of October 31, 2008	BlackRock Global Energy and Resources Trust

Investment Objective

BlackRock Global Energy and Resources Trust (BGR) (the “Trust”) seeks to provide total return through a combination of current income and capital appreciation. The Trust attempts to achieve this objective by investing primarily in equity securities of energy and natural resources companies and equity derivatives with exposure to the energy and natural resources industry.

Performance

For the 12 months ended October 31, 2008, the Trust returned (37.14)% based on market price and (38.15)% based on NAV. For the same period, the closed-end Lipper Sector Equity Funds category returned (35.59)% on a NAV basis. All returns reflect reinvestment of dividends. The Trust’s discount to NAV, which narrowed during the period, accounts for the difference between performance based on price and performance based on NAV. Allocation decisions within our energy exposure contributed to the Trust’s relative underperformance. While all areas of the sector declined, our emphasis on exploration & production, equipment & services, and coal producers proved costly, as these segments lagged the broader market. After a strong run up in energy commodity pricing through June 2008, collapsed pricing in the last few months of the year put significant downward pressure on equity prices in these areas.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information

Symbol on New York Stock Exchange	BGR
Initial Offering Date	December 29, 2004
Yield on Closing Market Price as of October 31, 2008 ($17.99)[1]	9.01%
Current Quarterly Distribution per Common Share[2]	$0.405
Current Annualized Distribution per Common Share[2]	$1.620

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	The distribution is not constant and is subject to change. A portion of the distribution may be deemed a tax return of capital or net realized gain.

The table below summarizes the changes in the Trust’s market price and net asset value per share:

	10/31/08	10/31/07	Change	High	Low

Market Price	$17.99	$32.14	(44.03)%	$37.57	$11.79
Net Asset Value	$20.71	$37.60	(44.92)%	$44.20	$16.36

The following unaudited charts show the portfolio composition of the Trust’s long-term investments:

Portfolio Composition

Ten Largest Countries	10/31/08	10/31/07

United States	76%	60%
Canada	14	17
Brazil	2	2
Australia	2	2
Bermuda	1	2
United Kingdom	1	3
Norway	1	3
Netherlands	1	1
Italy	1	2
Hong Kong	1	1

Sector	10/31/08	10/31/07

Oil & Gas	49%	44%
Pipelines	15	14
Oil & Gas Services	13	13
Coal	12	10
Mining	3	6
Transportation	2	8
Electric	2	1
Chemicals	2	1
Gas	2	1
Metal Fabricate/Hardware	—	2

8	ANNUAL REPORT	OCTOBER 31, 2008

Trust Summary as of October 31, 2008	BlackRock Global Equity Income Trust

Investment Objective

BlackRock Global Equity Income Trust (BFD) (the “Trust”) seeks current income and current gains, with a secondary objective of long-term capital appreciation. The Trust seeks to achieve these objectives by investing in a diversified portfolio of domestic and foreign common stocks that pay dividends and writing (selling) stock index call options with respect to a portion of its common stock portfolio.

Performance

For the 12 months ended October 31, 2008, the Trust returned (42.44)% based on market price and (38.56)% based on NAV. For the same period, the MSCI World Index posted a return of (41.85)%. All returns reflect reinvestment of dividends. The Trust’s discount to NAV, which widened during the period, accounts for the difference between performance based on price and performance based on NAV. The covered call premium strategy allowed the Trust some protection on the downside, as management was able to take advantage of market volatility. However, during steep sell-offs like those experienced over the past 12 months, the premium only provides a small cushion, as the Trust is still exposed to the broader equity market downturns. At period-end, volatility in the market persists; as such, the Trust is defensively positioned.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information

Symbol on New York Stock Exchange	BFD
Initial Offering Date	March 30, 2007
Yield on Closing Market Price as of October 31, 2008 ($9.13)[1]	20.81%
Current Quarterly Distribution per Common Share[2]	$0.475
Current Annualized Distribution per Common Share[2]	$1.900

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	The distribution is not constant and is subject to change. A portion of the distribution may be deemed a tax return of capital or net realized gain.

The table below summarizes the changes in the Trust’s market price and net asset value per share:

	10/31/08	10/31/07	Change	High	Low

Market Price	$9.13	$17.93	(49.08)%	$18.03	$6.15
Net Asset Value	$10.68	$19.65	(45.65)%	$19.65	$9.42

The following unaudited charts show the portfolio composition of the Trust’s long-term investments:

Portfolio Composition

Ten Largest Countries	10/31/08	10/31/07

United States	51%	46%
United Kingdom	10	12
Japan	10	9
France	4	3
Canada	4	5
Switzerland	4	3
Germany	3	4
Australia	2	2
Italy	2	3
Netherlands	2	2

Ten Largest Sectors[3]	10/31/08	10/31/07

Energy	19%	15%
Financial Institutions	18	22
Consumer Products	15	11
Health Care	11	8
Industrials	9	9
Technology	9	10
Telecommunications	6	8
Basic Materials	6	6
Automotive	2	2
Real Estate	2	2

[3]

For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine sector sub-classifications for reporting ease.

ANNUAL REPORT	OCTOBER 31, 2008	9

Trust Summary as of October 31, 2008	BlackRock Global Opportunities Equity Trust

Investment Objective

BlackRock Global Opportunities Equity Trust (BOE) (the “Trust”) seeks current income and current gains, with a secondary objective of long-term capital appreciation. The Trust seeks to achieve its objectives by investing primarily in equity securities issued by companies located in countries throughout the world and utilizing an option writing strategy to enhance current gains.

Performance

For the 12 months ended October 31, 2008, the Trust returned (38.15)% based on market price and (35.08)% based on NAV. For the same period, the benchmark S&P Global Broad Market Index posted a return of (43.97)%. All returns reflect reinvestment of dividends. The Trust’s discount to NAV, which widened during the period, accounts for the difference between performance based on price and performance based on NAV. The Trust’s outperformance during the period was primarily attributed to strong stock selection, particularly within the financials, materials and healthcare sectors. Sector allocation also contributed positively, as underweight positions in financials, industrials and information technology, along with an overweight in consumer staples, aided return comparisons.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information

Symbol on New York Stock Exchange	BOE
Initial Offering Date	May 31, 2005
Yield on Closing Market Price as of October 31, 2008 ($15.89)[1]	14.32%
Current Quarterly Distribution per Common Share[2]	$0.56875
Current Annualized Distribution per Common Share[2]	$2.27500

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	The distribution is not constant and is subject to change. A portion of the distribution may be deemed a tax return of capital or net realized gain.

The table below summarizes the changes in the Trust’s market price and net asset value per share:

	10/31/08	10/31/07	Change	High	Low

Market Price	$15.89	$28.76	(44.75)%	$29.73	$10.40
Net Asset Value	$18.03	$31.09	(42.01)%	$31.09	$15.58

The following unaudited charts show the portfolio composition of the Trust’s long-term investments:

Portfolio Composition

Ten Largest Countries	10/31/08	10/31/07

United States	56%	35%
United Kingdom	5	8
Switzerland	5	2
Canada	4	5
Japan	4	4
Germany	4	6
France	3	3
Singapore	2	2
Italy	2	4
Brazil	2	2

Ten Largest Sectors[3]	10/31/08	10/31/07

Energy	16%	23%
Consumer Products	15	17
Health Care	15	5
Financial Institutions	15	12
Exchange-Traded Funds	8	—
Technology	8	9
Industrials	6	9
Basic Materials	5	8
Telecommunications	5	7
Transportation	2	2

[3]

For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine sector sub-classifications for reporting ease.

10	ANNUAL REPORT	OCTOBER 31, 2008

Trust Summary as of October 31, 2008	BlackRock Health Sciences Trust

Investment Objective

BlackRock Health Sciences Trust (BME) (the “Trust”) seeks to provide total return through a combination of current income and capital appreciation. The Trust seeks to achieve this objective by investing primarily in equity securities of companies engaged in the health sciences and related industries and equity derivatives with exposure to the health sciences industry.

Performance

For the 12 months ended October 31, 2008, the Trust returned (13.47)% based on market price and (15.55)% based on NAV. For the same period, the benchmark Russell 3000 Healthcare Index returned (23.79)% on a NAV basis. All returns reflect reinvestment of dividends. The Trust’s discount to NAV, which narrowed during the period, accounts for the difference between performance based on price and performance based on NAV. The Trust’s comparative performance benefited equally from stock selection and sector allocation. Most notably, selection within the healthcare equipment and biotechnology sub-sectors helped returns. An overweight allocation to healthcare equipment and biotechnology, as well as an underweight within managed healthcare, also had a positive impact on the Trust’s relative return for the trailing 12-month period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information

Symbol on New York Stock Exchange	BME
Initial Offering Date	March 31, 2005
Yield on Closing Market Price as of October 31, 2008 ($21.62)[1]	7.11%
Current Quarterly Distribution per Common Share[2]	$0.384375
Current Annualized Distribution per Common Share[2]	$1.537500

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	The distribution is not constant and is subject to change. A portion of the distribution may be deemed a tax return of capital or net realized gain.

The table below summarizes the changes in the Trust’s market price and net asset value per share:

	10/31/08	10/31/07	Change	High	Low

Market Price	$21.62	$27.05	(20.07)%	$28.95	$15.00
Net Asset Value	$23.66	$30.33	(21.99)%	$30.87	$21.65

The following unaudited charts show the portfolio composition of the Trust’s long-term investments:

Portfolio Composition

Country	10/31/08	10/31/07

United States	82%	89%
Switzerland	9	7
Bermuda	2	—
Netherlands	2	—
Israel	2	—
Germany	2	1
United Kingdom	1	—
China	—	2
France	—	1

Sector	10/31/08	10/31/07

Healthcare Products	34%	27%
Pharmaceuticals	29	37
Biotechnology	29	18
Healthcare Services	7	9
Commericial Services	1	—
Retail	—	2
Electronics	—	6
Distribution/Wholesale	—	1

ANNUAL REPORT	OCTOBER 31, 2008	11

Trust Summary as of October 31, 2008	BlackRock International Growth and Income Trust

Investment Objective

BlackRock International Growth and Income Trust (BGY) (the “Trust”) seeks current income and current gains, and secondarily long-term capital appreciation. The Trust seeks to achieve its objectives by investing primarily in equity securities issued by companies of any market capitalization located in countries throughout the world and utilizing an option writing (selling) strategy to enhance current gains.

Performance

For the 12 months ended October 31, 2008, the Trust returned (42.39)% based on market price and (41.76)% based on NAV. For the same period, the S&P Global ex-U.S. Broad Market Index returned (49.18)% on a NAV basis. All returns reflect reinvestment of dividends. The Trust’s discount to NAV, which widened during the period, accounts for the difference between performance based on price and performance based on NAV. The Trust’s comparative performance was enhanced primarily by strong stock selection, particularly within the financials and materials sectors. An underweight exposure versus the benchmark in financials and consumer discretionary, along with overweight allocations to the consumer staples and telecommunication services sectors, also benefited the Trust’s relative return for the trailing 12-month period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information

Symbol on New York Stock Exchange	BGY
Initial Offering Date	May 30, 2007
Yield on Closing Market Price as of October 31, 2008 ($9.09)[1]	20.03%
Current Quarterly Distribution per Common Share[2]	$0.4551
Current Annualized Distribution per Common Share[2]	$1.8204

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	The distribution is not constant and is subject to change. A portion of the distribution may be deemed a tax return of capital or net realized gain.

The table below summarizes the changes in the Trust’s market price and net asset value per share:

	10/31/08	10/31/07	Change	High	Low

Market Price	$9.09	$17.76	(48.82)%	$17.80	$5.86
Net Asset Value	$10.41	$20.12	(48.26)%	$20.12	$8.80

The following unaudited charts show the portfolio composition of the Trust’s long-term investments:

Portfolio Composition

Ten Largest Countries	10/31/08	10/31/07

United Kingdom	18%	19%
Japan	12	9
Canada	9	4
Switzerland	8	5
Germany	7	6
France	6	4
Singapore	4	4
Taiwan	4	5
Hong Kong	4	5
Brazil	3	2

Ten Largest Sectors[3]	10/31/08	10/31/07

Energy	19%	15%
Financial Institutions	14	17
Consumer Products	12	14
Telecommunications	12	9
Basic Materials	11	13
Industrials	11	14
Technology	5	5
Health Care	4	—
Transportation	3	2
Real Estate	3	5

[3]

For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine sector sub-classifications for reporting ease.

12	ANNUAL REPORT	OCTOBER 31, 2008

Trust Summary as of October 31, 2008	BlackRock Real Asset Equity Trust

Investment Objective

BlackRock Real Asset Equity Trust (BCF) (the “Trust”) seeks to provide total return through a combination of current income, current gains and capital appreciation. The Trust attempts to achieve this objective by investing primarily in equity securities of companies engaged in energy, natural resources and basic materials businesses and companies in associated businesses and equity derivatives with exposure to those companies.

Performance

For the 12 months ended October 31, 2008, the Trust returned (51.69)% based on market price and (50.14)% based on NAV. For the same period, the closed-end Lipper Sector Equity Funds category returned (35.59)% on a NAV basis. All returns reflect reinvestment of dividends. The Trust’s discount to NAV, which widened during the period, accounts for the difference between performance based on price and performance based on NAV. The Trust’s significant relative underperformance was due primarily to the allocation to commodity-related market segments, such as mining and energy, both of which have lagged the broader market. In particular, base and precious metals producers have come under significant pressure as commodity prices have collapsed in the last several months on waning demand.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information

Symbol on New York Stock Exchange	BCF
Initial Offering Date	September 29, 2006
Yield on Closing Market Price as of October 31, 2008 ($7.74)[1]	14.05%
Current Quarterly Distribution per Common Share[2]	$0.2718
Current Annualized Distribution per Common Share[2]	$1.0872

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	The distribution is not constant and is subject to change. A portion of the distribution may be deemed a tax return of capital or net realized gain.

The table below summarizes the changes in the Trust’s market price and net asset value per share:

	10/31/08	10/31/07	Change	High	Low

Market Price	$7.74	$17.59	(56.00)%	$19.45	$5.40
Net Asset Value	$9.44	$20.79	(54.59)%	$22.30	$7.41

The following unaudited charts show the portfolio composition of the Trust’s long-term investments:

Portfolio Composition

Ten Largest Countries	10/31/08	10/31/07

United States	60%	45%
United Kingdom	12	15
Canada	12	13
Brazil	4	5
Australia	3	9
South Africa	2	3
Netherlands	1	2
Peru	1	1
Mexico	1	1
China	1	2

Sector	10/31/08	10/31/07

Oil & Gas	32%	23%
Mining	28	43
Chemicals	14	9
Oil & Gas Services	8	7
Forest Products & Paper	7	9
Coal	5	4
Machinery	3	2
Pipelines	2	1
Iron & Steel	1	1
Metal	—	1

ANNUAL REPORT	OCTOBER 31, 2008	13

Trust Summary as of October 31, 2008	BlackRock S&P Quality Rankings Global Equity Managed Trust

Investment Objective

BlackRock S&P Quality Rankings Global Equity Managed Trust (BQY) (the “Trust”) seeks to provide total return through a combination of current income and capital appreciation investing primarily in equity securities of issuers that pay above average dividends and have the potential for capital appreciation.

Performance

For the 12 months ended October 31, 2008, the Trust returned (38.42)% based on market price and (37.53)% based on NAV. For the same period, the MSCI World Developed Value Index posted a return of (42.47)% on a NAV basis. All returns reflect reinvestment of dividends. The Trust’s discount to NAV, which widened during the period, accounts for the difference between performance based on price and performance based on NAV. One of the key investment objectives of the portfolio is to generate income through positions in stocks with attractive dividend yields. Over the past six months, this detracted as higher-yielding stocks have modestly underperformed. However, throughout the course of the annual period – in particular, during the past six months when the global credit crisis intensified – higher-quality stocks significantly outperformed lower-quality issues globally, which was beneficial. Significant exposure to the North American region also aided results, as this was the best-performing area over the last 12 months.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information

Symbol on American Stock Exchange	BQY
Initial Offering Date	May 28, 2004
Yield on Closing Market Price as of October 31, 2008 ($10.50)[1]	8.57%
Current Quarterly Distribution per Common Share[2]	$0.225
Current Annualized Distribution per Common Share[2]	$0.900

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	The distribution is not constant and is subject to change. A portion of the distribution may be deemed a tax return of capital or net realized gains.

The table below summarizes the changes in the Trust’s market price and net asset value per share:

	10/31/08	10/31/07	Change	High	Low

Market Price	$10.50	$18.07	(41.89)%	$18.07	$7.50
Net Asset Value	$12.38	$21.00	(41.05)%	$21.00	$10.81

The following unaudited charts show the portfolio composition of the Trust’s long-term investments:

Portfolio Composition

Ten Largest Countries	10/31/08	10/31/07

United States	53%	49%
United Kingdom	10	9
Canada	5	6
Japan	5	5
Australia	5	7
France	4	4
Sweden	3	5
Hong Kong	3	3
Spain	2	1
Germany	2	1

Ten Largest Sectors[3]	10/31/08	10/31/07

Energy	20%	17
Financial Institutions	15	22
Consumer Products	15	11
Technology	11	10
Industrials	10	12
Health Care	9	6
Telecommunications	7	7
Real Estate	6	6
Basic Materials	4	3
Business Equipment & Services	1	3

[3]

For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine sector sub-classifications for reporting ease.

14	ANNUAL REPORT	OCTOBER 31, 2008

Trust Summary as of October 31, 2008	BlackRock World Investment Trust

Investment Objective

BlackRock World Investment Trust (BWC) (the “Trust”) seeks current income, dividends and gains, with a secondary objective of long-term capital appreciation. The Trust seeks to achieve these objectives by investing in equity securities or options on equity securities or indices or sectors of equity securities. Equity securities in which the Trust anticipates investing include common stocks, preferred stocks, convertible securities, warrants, depository receipts and equity interests in REITs. The Trust may invest in preferred stocks and convertible securities of any rating. The Trust may invest in debt securities of issuers located anywhere in the world and including securities rated below investment grade.

Performance

For the 12 months ended October 31, 2008, the Trust returned (39.20)% based on market price and (34.34)% based on NAV. For the same period, the benchmark S&P Global Broad Market Index posted a return of (43.97)%. All returns reflect reinvestment of dividends. The Trust’s discount to NAV, which widened during the period, accounts for the difference between performance based on price and performance based on NAV. The Trust’s comparative performance was enhanced primarily by strong stock selection, particularly within the financials and materials sectors. The Trust’s underweight exposure versus the benchmark in the financials and industrials sectors, as well as overweight allocations to consumer staples and utilities, also benefited the relative return for the trailing 12-month period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information

Symbol on New York Stock Exchange	BWC
Initial Offering Date	October 27, 2005
Yield on Closing Market Price as of October 31, 2008 ($9.22)[1]	14.80%
Current Quarterly Distribution per Share[2]	$0.34125
Current Annualized Distribution per Share[2]	$1.36500

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	The distribution is not constant and is subject to change. A portion of the distribution may be deemed a tax return of capital or net realized gain.

The table below summarizes the changes in the Trust’s market price and net asset value per share:

	10/31/08	10/31/07	Change	High	Low

Market Price	$9.22	$17.28	(46.64)%	$17.94	$5.94
Net Asset Value	$10.74	$18.64	(42.38)%	$18.64	$9.24

The following unaudited charts show the portfolio composition of the Trust’s long-term investments:

Portfolio Composition

Ten Largest Countries	10/31/08	10/31/07

United States	55%	36%
United Kingdom	5	6
Switzerland	4	3
Germany	4	6
Canada	4	5
Japan	4	5
France	3	3
Singapore	2	3
Brazil	2	3
Italy	2	4

Ten Largest Sectors[3]	10/31/08	10/31/07

Energy	16%	24%
Financial Institutions	15	13
Consumer Products	15	17
Health Care	15	6
Technology	8	8
Exchange-Traded Funds	7	—
Basic Materials	6	8
Telecommunications	6	7
Industrials	5	8
Transportation	2	2

[3]

For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine sector sub-classifications for reporting ease.

ANNUAL REPORT	OCTOBER 31, 2008	15

Schedule of Investments October 31, 2008	BlackRock Dividend AchieversTM Trust (BDV)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Aerospace & Defense—0.5%
General Dynamics Corp.	21,500	$1,296,880
United Technologies Corp.	34,300	1,885,128

		3,182,008

Basic Materials—1.2%
PPG Industries, Inc.	69,300	3,435,894
RPM International, Inc.	225,500	3,202,100

		6,637,994

Building & Development—0.2%
Masco Corp.	94,400	958,160

Consumer Products—24.4%
Altria Group, Inc.	453,000	8,693,070
Anheuser-Busch Cos., Inc.	228,000	14,142,840
Clorox Co.	63,000	3,831,030
Coca-Cola Co. (The)	543,100	23,928,986
Colgate-Palmolive Co.	47,000	2,949,720
Harley-Davidson, Inc.	97,900	2,396,592
Home Depot, Inc.	383,500	9,046,765
Kimberly-Clark Corp.	168,400	10,321,236
McDonald’s Corp.	264,600	15,328,278
PepsiCo, Inc.	102,600	5,849,226
Philip Morris International, Inc.	453,000	19,691,910
Procter & Gamble Co.	188,200	12,146,428
Stanley Works (The)	75,000	2,455,500
Universal Corp.	67,200	2,660,448
Wal-Mart Stores, Inc.	71,400	3,984,834

		137,426,863

Energy—13.8%
Atmos Energy Corp.	68,900	1,672,203
Chevron Corp.	354,700	26,460,620
Consolidated Edison, Inc.	357,500	15,486,900
Exxon Mobil Corp.	82,800	6,137,136
FPL Group, Inc.	58,900	2,782,436
Integrys Energy Group, Inc.	78,100	3,723,027
Pinnacle West Capital Corp.	199,700	6,320,505
Progress Energy, Inc.	339,300	13,358,241
Vectren Corp.	67,300	1,695,960

		77,637,028

Financial Institutions—25.3%
American Capital Ltd.	101,400	1,424,670
Associated Banc-Corp	69,600	1,535,376
Bank of America Corp.	894,300	21,615,231
BB&T Corp.	429,600	15,401,160
Citigroup, Inc.	500,900	6,837,285
Comerica, Inc.	281,400	7,763,826
Fifth Third Bancorp	346,000	3,754,100
First Midwest Bancorp, Inc.	66,400	1,474,744
FirstMerit Corp.	88,500	2,063,820
FNB Corp.	123,500	1,617,850
Fulton Financial Corp.	348,100	3,655,050
Lincoln National Corp.	99,500	1,715,380

Common Stocks	Shares	Value

Financial Institutions—(concluded)
Marshall & Ilsley Corp.	84,400	$1,521,732
Mercury General Corp.	82,800	4,253,436
Northern Trust Corp.	25,600	1,441,536
State Street Corp.	23,000	997,050
SunTrust Banks, Inc.	121,900	4,893,066
Synovus Financial Corp.	414,500	4,281,785
T. Rowe Price Group, Inc.	71,800	2,838,972
U.S. Bancorp	764,700	22,795,707
Valley National Bancorp	94,682	1,798,958
Wells Fargo & Co.	851,700	29,000,385

		142,681,119

Health Care—15.3%
Abbott Laboratories	388,100	21,403,715
Eli Lilly & Co.	472,400	15,976,568
Hill-Rom Holdings, Inc.	35,900	817,084
Johnson & Johnson	316,100	19,389,574
Medtronic, Inc.	37,400	1,508,342
Pfizer, Inc.	1,529,500	27,087,445

		86,182,728

Industrials—8.1%
3M Co.	184,200	11,844,060
Caterpillar, Inc.	128,500	4,904,845
Emerson Electric Co.	164,300	5,377,539
General Electric Co.	1,009,900	19,703,149
Leggett & Platt, Inc.	233,600	4,055,296

		45,884,889

Media—0.2%
New York Times Co. (The), Class A	96,500	965,000

Real Estate Investment Trust—2.1%
Duke Realty Corp.	130,500	1,841,355
HCP, Inc.	60,500	1,810,765
Kimco Realty Corp.	50,500	1,140,290
Lexington Realty Trust	94,000	754,820
Liberty Property Trust	60,200	1,435,770
Realty Income Corp.	118,900	2,748,968
Vornado Realty Trust	29,200	2,060,060

		11,792,028

Technology—2.7%
Automatic Data Processing, Inc.	90,000	3,145,500
International Business Machines Corp.	50,100	4,657,797
Linear Technology Corp.	118,125	2,679,075
Pitney Bowes, Inc.	184,000	4,559,520

		15,041,892

Telecommunications—5.4%
AT&T Inc.	906,550	24,268,343
CenturyTel, Inc.	242,750	6,095,453

		30,363,796

Total Long-Term Investments (Cost—$658,111,391)—99.2%		558,753,505

Portfolio Abbreviations

To simplify the listings of the portfolio holdings in each Trust’s Schedule of Investments, we have abbreviated the names and descriptions of many securities according to the list on the right.

ADR	American Depositary Receipt
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
GDR	Global Depositary Receipt
HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	South Korean Won
LIBOR	London InterBank Offered Rate
NOK	Norwegian Krone
REIT	Real Estate Investment Trust
SEK	Swedish Krona
SGD	Singapore Dollar
SPDR	Standard & Poor’s Depositary Receipt
USD	U.S. Dollar
ZAR	South African Rand

See Notes to Financial Statements.

16	ANNUAL REPORT	OCTOBER 31, 2008

Schedule of Investments (concluded)	BlackRock Dividend AchieversTM Trust (BDV)
(Percentages shown are based on Net Assets)

Short-Term Securities	Shares	Value

Fidelity Institutional Money Market Prime Portfolio, 2.44% (a)	3,651,657	$3,651,657

Total Short-Term Securities (Cost—$3,651,657)—0.7%		3,651,657

Total Investments—99.9% (Cost—$661,763,048*)		562,405,162
Other Assets in Excess of Liabilities—0.1%		624,890

Net Assets—100.0%		$563,030,052

*	The cost and unrealized appreciation (depreciation) of investments as of October 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$661,568,652

Gross unrealized appreciation	$44,282,809
Gross unrealized depreciation	(143,446,299)

Net unrealized depreciation	$(99,163,490)

(a)	Represents current yield as of report date.

•

For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine sector sub-classifications for reporting ease. These industry classifications are unaudited.

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2008	17

Schedule of Investments October 31, 2008	BlackRock Enhanced Dividend AchieversTM Trust (BDJ)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Aerospace & Defense—0.5%
General Dynamics Corp.	22,800	$1,375,296
United Technologies Corp.	38,200	2,099,472

		3,474,768

Basic Materials—1.2%
PPG Industries, Inc. (a)	85,750	4,251,485
RPM International, Inc.	250,900	3,562,780

		7,814,265

Building & Development—0.2%
Masco Corp.	108,500	1,101,275

Consumer Products—23.1%
Altria Group, Inc. (a)	527,000	10,113,130
Anheuser-Busch Cos., Inc. (a)	231,250	14,344,437
Clorox Co.	68,900	4,189,809
Coca-Cola Co. (The) (a)	589,000	25,951,340
Colgate-Palmolive Co.	55,000	3,451,800
Harley-Davidson, Inc.	108,925	2,666,484
Home Depot, Inc.	432,500	10,202,675
Kimberly-Clark Corp.	198,000	12,135,420
McDonald’s Corp.	304,450	17,636,788
PepsiCo, Inc.	120,000	6,841,200
Philip Morris International, Inc. (a)	531,100	23,086,917
Procter & Gamble Co. (a)	211,700	13,663,118
Stanley Works (The) (a)	80,800	2,645,392
Universal Corp.	73,961	2,928,116
Wal-Mart Stores, Inc.	83,550	4,662,926

		154,519,552

Energy—14.0%
Atmos Energy Corp. (a)	81,000	1,965,870
Chevron Corp. (a)	469,100	34,994,860
Consolidated Edison, Inc. (a)	407,900	17,670,228
Exxon Mobil Corp.	93,400	6,922,808
FPL Group, Inc.	66,700	3,150,908
Integrys Energy Group, Inc.	92,000	4,385,640
Pinnacle West Capital Corp.	231,000	7,311,150
Progress Energy, Inc.	385,200	15,165,324
Vectren Corp.	79,000	1,990,800

		93,557,588

Financial Institutions—23.8%
American Capital Ltd. (b)	118,500	1,664,925
Associated Banc-Corp	78,100	1,722,886
Bank of America Corp. (a)	1,019,600	24,643,732
BB&T Corp. (a)(b)	440,700	15,799,095
Citigroup, Inc. (a)	581,700	7,940,205
Comerica, Inc.	321,600	8,872,944
Fifth Third Bancorp (a)	372,800	4,044,880
First Midwest Bancorp, Inc.	78,000	1,732,380
FirstMerit Corp.	97,200	2,266,704
FNB Corp.	149,700	1,961,070
Fulton Financial Corp.	404,800	4,250,400
Lincoln National Corp.	113,400	1,955,016
Marshall & Ilsley Corp.	95,700	1,725,471
Mercury General Corp.	94,000	4,828,780
Northern Trust Corp.	27,600	1,554,156
State Street Corp.	27,000	1,170,450
SunTrust Banks, Inc.	129,000	5,178,060
Synovus Financial Corp. (b)	487,000	5,030,710
T. Rowe Price Group, Inc.	80,000	3,163,200
U.S. Bancorp (a)	820,750	24,466,557
Valley National Bancorp	103,700	1,970,300
Wells Fargo & Co.	985,740	33,564,447

		159,506,368

Common Stocks	Shares	Value

Health Care—14.9%
Abbott Laboratories (a)	457,450	$25,228,368
Eli Lilly & Co. (a)	555,000	18,770,100
Hill-Rom Holdings, Inc.	35,700	812,532
Johnson & Johnson (a)	350,750	21,515,005
Medtronic, Inc.	41,500	1,673,695
Pfizer, Inc. (a)	1,796,000	31,807,160

		99,806,860

Industrials—7.9%
3M Co. (a)	215,800	13,875,940
Caterpillar, Inc. (a)	143,400	5,473,578
Emerson Electric Co.	186,800	6,113,964
General Electric Co.	1,186,000	23,138,860
Leggett & Platt, Inc.	235,300	4,084,808

		52,687,150

Media—0.2%
New York Times Co. (The), Class A (b)	113,000	1,130,000

Real Estate Investment Trust—2.0%
Duke Realty Corp.	142,800	2,014,908
HCP, Inc.	71,000	2,125,030
Kimco Realty Corp.	69,900	1,578,342
Lexington Realty Trust	144,700	1,161,941
Liberty Property Trust	50,900	1,213,965
Realty Income Corp. (b)	128,700	2,975,544
Vornado Realty Trust	32,350	2,282,293

		13,352,023

Technology—2.6%
Automatic Data Processing, Inc. (a)	100,460	3,511,077
International Business Machines Corp.	55,300	5,141,241
Linear Technology Corp.	159,300	3,612,924
Pitney Bowes, Inc.	216,000	5,352,480

		17,617,722

Telecommunications—5.4%
AT&T Inc. (a)	1,091,600	29,222,132
CenturyTel, Inc. (a)	284,175	7,135,634

		36,357,766

Total Long-Term Investments (Cost—$878,944,087)—95.8%		640,925,337

Short-Term Securities	Beneficial Interest/Shares

BlackRock Liquidity Series, LLC Money Market Series, 1.57% (c)(d)(e)	21,574,000	21,574,000
Fidelity Institutional Money Market Prime Portfolio, 2.44% (c)	34,163,561	34,163,561

Total Short-Term Securities (Cost—$55,737,561)—8.3%		55,737,561

Total Investments Before Options Written (Cost—$934,681,648*)—104.1%		696,662,898

Options Written	Contracts

Call Options Written—(1.0)%
3M Co., strike price $65, expires 12/22/08	(699)	(297,075)
3M Co., strike price $70, expires 11/24/08	(50)	(4,875)
3M Co., strike price $70, expires 12/22/08	(450)	(95,625)
Abbott Laboratories, strike price $57.50, expires 12/22/08	(2,305)	(564,725)
Altria Group, Inc., strike price $21, expires 12/22/08	(500)	(34,000)
Altria Group, Inc., strike price $22, expires 11/24/08	(400)	(3,400)
Altria Group, Inc., strike price $24, expires 12/22/08	(925)	(11,100)
American Capital Ltd., strike price $25, expires 11/24/08	(305)	(2,287)

See Notes to Financial Statements.

18	ANNUAL REPORT	OCTOBER 31, 2008

Schedule of Investments (continued)	BlackRock Enhanced Dividend AchieversTM Trust (BDJ)
(Percentages shown are based on Net Assets)

Options Written	Contracts	Value

Call Options Written—(continued)
American Capital Ltd., strike price $28.25, expires 11/24/08	(25,000)	$(562)
American Capital Ltd., strike price $30, expires 11/24/08	(100)	(500)
Associated Banc-Corp, strike price $22.50, expires 12/22/08	(250)	(45,625)
Associated Banc-Corp, strike price $25, expires 12/22/08	(180)	(16,650)
AT&T Inc., strike price $30, expires 12/22/08	(2,161)	(209,617)
AT&T Inc., strike price $31, expires 01/19/09	(1,000)	(103,500)
AT&T Inc., strike price $31, expires 11/24/08	(500)	(7,250)
AT&T Inc., strike price $32, expires 11/24/08	(500)	(2,750)
Atmos Energy Corp., strike price $29, expires 12/19/08	(19,000)	(1,320)
Automatic Data Processing, Inc., strike price $39.50, expires 12/24/08	(550)	(35,750)
Bank of America Corp., strike price $27.50, expires 12/22/08	(1,000)	(99,000)
Bank of America Corp., strike price $32.50, expires 11/24/08	(1,750)	(9,625)
Bank of America Corp., strike price $37.50, expires 11/24/08	(1,360)	(3,400)
BB&T Corp., strike price $37.50, expires 12/22/08	(460)	(112,700)
BB&T Corp., strike price $42.50, expires 11/24/08	(1,000)	(12,500)
BB&T Corp., strike price $45, expires 11/24/08	(960)	(9,600)
Caterpillar, Inc., strike price $70, expires 11/24/08	(200)	(1,000)
Caterpillar, Inc., strike price $75, expires 11/24/08	(100)	(400)
CenturyTel, Inc., strike price $37.50, expires 12/15/08	(107,000)	(5,692)
CenturyTel, Inc., strike price $39, expires 12/04/08	(39,500)	(431)
Chevron Corp., strike price $70, expires 12/22/08	(430)	(399,900)
Chevron Corp., strike price $80, expires 12/22/08	(594)	(234,630)
Chevron Corp., strike price $90, expires 11/24/08	(430)	(7,525)
Chevron Corp., strike price $91, expires 11/26/08	(1,150)	(31,223)
Citigroup, Inc., strike price $22.50, expires 11/24/08	(1,600)	(4,000)
Citigroup, Inc., strike price $25, expires 11/24/08	(1,600)	(3,200)
Clorox Co., strike price $65, expires 11/24/08	(380)	(28,500)
Coca-Cola Co. (The), strike price $47.50, expires 12/22/08	(500)	(75,000)
Coca-Cola Co. (The), strike price $50, expires 12/22/08	(250)	(20,000)
Coca-Cola Co. (The), strike price $52.50, expires 01/16/09	(75,000)	(54,278)
Coca-Cola Co. (The), strike price $52.75, expires 11/21/08	(36,000)	(2,376)
Coca-Cola Co. (The), strike price $55, expires 11/24/08	(590)	(5,900)
Colgate-Palmolive Co., strike price $75, expires 11/24/08	(300)	(3,000)
Comerica, Inc., strike price $31.75, expires 12/24/08	(250)	(32,843)
Comerica, Inc., strike price $35, expires 01/19/09	(830)	(99,600)
Comerica, Inc., strike price $35, expires 12/22/08	(250)	(13,125)
Comerica, Inc., strike price $40, expires 11/24/08	(440)	(4,400)
Consolidated Edison, Inc., strike price $45, expires 11/24/08	(500)	(51,250)
Consolidated Edison, Inc., strike price $45, expires 12/30/08	(175,000)	(332,325)
Duke Realty Corp., strike price $17.50, expires 12/22/08	(500)	(47,500)
Eli Lilly & Co., strike price $37.50, expires 11/24/08	(50,000)	(18,440)
Eli Lilly & Co., strike price $50, expires 11/24/08	(100)	(1,000)
Emerson Electric Co., strike price $45, expires 11/24/08	(500)	(5,000)
Emerson Electric Co., strike price $45, expires 12/22/08	(500)	(12,500)
Exxon Mobil Corp., strike price $84, expires 11/03/08	(51,500)	(227)
Fifth Third Bancorp, strike price $17.50, expires 11/24/08	(830)	(8,300)
Fifth Third Bancorp, strike price $20, expires 11/24/08	(1,100)	(11,000)
First Midwest Bancorp, Inc., strike price $26.85, expires 12/19/08	(42,900)	(37,555)
FirstMerit Corp., strike price $21.44, expires 12/04/08	(31,000)	(63,835)
FirstMerit Corp., strike price $24, expires 11/21/08	(23,000)	(18,032)
FNB Corp., strike price $18, expires 11/26/08	(82,000)	(17,277)
FPL Group, Inc., strike price $50, expires 12/22/08	(365)	(87,600)
Fulton Financial Corp., strike price $12.50, expires 11/24/08	(60)	(3,000)

Options Written	Contracts	Value

Call Options Written—(continued)
Fulton Financial Corp., strike price $13, expires 11/21/08	(29,800)	$(125)
Fulton Financial Corp., strike price $13.50, expires 12/01/08	(105,850)	(688)
General Dynamics Corp., strike price $65, expires 12/22/08	(75)	(19,125)
General Electric Co., strike price $22, expires 12/22/08	(1,000)	(71,500)
General Electric Co., strike price $25, expires 01/19/09	(2,000)	(96,000)
General Electric Co., strike price $29, expires 11/24/08	(1,000)	(3,000)
General Electric Co., strike price $31, expires 12/22/08	(1,000)	(3,000)
Harley-Davidson, Inc., strike price $30, expires 12/22/08	(200)	(11,000)
HCP, Inc., strike price $40, expires 11/24/08	(300)	(6,000)
Hill-Rom Holdings, Inc., strike price $30, expires 11/24/08	(200)	(4,000)
Home Depot, Inc., strike price $26.50, expires 12/15/08	(35,000)	(30,765)
Home Depot, Inc., strike price $27.50, expires 01/19/09	(100)	(12,400)
Home Depot, Inc., strike price $27.50, expires 11/24/08	(1,480)	(45,140)
Home Depot, Inc., strike price $30, expires 11/24/08	(450)	(2,475)
Integrys Energy Group, Inc., strike price $52, expires 12/04/08	(12,600)	(17,154)
Integrys Energy Group, Inc., strike price $52.50, expires 11/26/08	(380)	(35,393)
International Business Machines Corp., strike price $100, expires 12/22/08	(100)	(36,500)
International Business Machines Corp., strike price $85, expires 12/22/08	(53)	(64,130)
International Business Machines Corp., strike price $95, expires 12/22/08	(100)	(59,000)
Johnson & Johnson, strike price $67, expires 12/15/08	(62,000)	(73,978)
Johnson & Johnson, strike price $70, expires 11/24/08	(1,309)	(19,635)
Kimberly-Clark Corp., strike price $63.50, expires 12/01/08	(450)	(70,916)
Kimberly-Clark Corp., strike price $65, expires 11/24/08	(141)	(12,337)
Kimberly-Clark Corp., strike price $65, expires 12/22/08	(500)	(88,750)
Kimco Realty Corp., strike price $25, expires 12/22/08	(250)	(48,750)
Leggett & Platt, Inc., strike price $25, expires 12/22/08	(1,295)	(12,950)
Liberty Property Trust, strike price $37.50, expires 11/21/08	(13,000)	(252)
Lincoln National Corp., strike price $50, expires 11/21/08	(29,000)	(3)
Linear Technology Corp., strike price $30, expires 11/24/08	(231)	(2,310)
Linear Technology Corp., strike price $32.50, expires 11/24/08	(475)	(2,375)
Marshall & Ilsley Corp., strike price $20, expires 12/22/08	(280)	(41,300)
Masco Corp., strike price $20, expires 11/24/08	(600)	(3,000)
McDonald’s Corp., strike price $60, expires 12/22/08	(820)	(223,450)
McDonald’s Corp., strike price $62.50, expires 11/24/08	(175)	(12,250)
McDonald’s Corp., strike price $65, expires 11/24/08	(680)	(13,600)
Medtronic, Inc., strike price $55, expires 11/03/08	(230)	—
Mercury General Corp., strike price $52.86, expires 12/05/08	(20,000)	(92,922)
New York Times Co. (The), strike price $12.50, expires 12/22/08	(125)	(6,562)
Northern Trust Corp., strike price $65, expires 12/22/08	(125)	(27,500)
PepsiCo, Inc., strike price $57.25, expires 12/22/08	(33,000)	(107,379)
PepsiCo, Inc., strike price $60, expires 12/22/08	(330)	(65,175)
Pfizer, Inc., strike price $20, expires 11/24/08	(5,900)	(67,850)
Pfizer, Inc., strike price $20, expires 12/22/08	(2,000)	(85,000)
Philip Morris International, Inc., strike price $45, expires 12/22/08	(300)	(77,250)
Philip Morris International, Inc., strike price $50, expires 12/22/08	(900)	(76,500)
Philip Morris International, Inc., strike price $53, expires 12/08/08	(73,000)	(9,921)
Philip Morris International, Inc., strike price $53.50, expires 12/01/08	(21,000)	(1,380)
Philip Morris International, Inc., strike price $55, expires 11/24/08	(100)	(750)

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2008	19

Schedule of Investments (concluded)	BlackRock Enhanced Dividend AchieversTM Trust (BDJ)
(Percentages shown are based on Net Assets)

Options Written	Contracts	Value

Call Options Written—(concluded)
Philip Morris International, Inc., strike price $55, expires 12/22/08	(750)	$(16,875)
Pinnacle West Capital Corp., strike price $30.01, expires 12/22/08	(50,000)	(128,635)
Procter & Gamble Co., strike price $67.50, expires 11/24/08	(450)	(50,625)
Procter & Gamble Co., strike price $70.40, expires 11/21/08	(72,000)	(19,987)
Progress Energy, Inc., strike price $40, expires 12/22/08	(1,000)	(210,000)
Realty Income Corp., strike price $28.25, expires 11/24/08	(71,000)	(4,800)
RPM International, Inc., strike price $22.50, expires 11/24/08	(100)	(2,500)
Stanley Works (The), strike price $45, expires 11/24/08	(30)	(450)
Stanley Works (The), strike price $47.50, expires 11/24/08	(225)	(3,375)
State Street Corp., strike price $70, expires 11/24/08	(150)	(1,125)
SunTrust Banks, Inc., strike price $53.50, expires 12/22/08	(39,500)	(46,160)
SunTrust Banks, Inc., strike price $60, expires 11/24/08	(315)	(3,150)
Synovus Financial Corp., strike price $12.50, expires 11/24/08	(168,000)	(10,248)
T. Rowe Price Group, Inc., strike price $62.50, expires 11/21/08	(44,000)	(2,614)
U.S. Bancorp, strike price $35.75, expires 12/19/08	(51,000)	(15,805)
U.S. Bancorp, strike price $37.50, expires 11/24/08	(2,000)	(10,000)
U.S. Bancorp, strike price $37.50, expires 12/22/08	(2,000)	(30,000)
United Technologies Corp., strike price $67.25, expires 11/26/08	(17,000)	(4,537)
Universal Corp., strike price $45, expires 12/22/08	(100)	(12,500)
Valley National Bancorp, strike price $22, expires 11/21/08	(57,000)	(31,778)
Vectren Corp., strike price $29.50, expires 11/03/08	(43,500)	—
Wal-Mart Stores, Inc., strike price $55, expires 11/24/08	(340)	(116,450)
Wal-Mart Stores, Inc., strike price $57.50, expires 12/22/08	(120)	(37,800)
Wells Fargo & Co., strike price $33, expires 12/22/08	(1,100)	(440,000)
Wells Fargo & Co., strike price $36, expires 11/21/08	(432,500)	(530,807)

Total Options Written (Premium Received—$11,580,993)—(1.0)%		(6,916,961)

Total Investments Net of Options Written—103.1%		689,745,937
Liabilities in Excess of Other Assets—(3.1)%		(20,776,953)

Net Assets—100.0%		$668,968,984

*	The cost and unrealized appreciation (depreciation) of investments as of October 31, 2008, as computed for federal income tax purposes, were as follows:

	Aggregate cost	$959,205,542

	Gross unrealized appreciation	$—
	Gross unrealized depreciation	(262,542,644)

	Net unrealized depreciation	$(262,542,644)

(a)	Security, or a portion thereof, pledged as collateral for outstanding options written.
(b)	Security, or a portion of security, is on loan.
(c)	Represents current yield as of report date.
(d)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940 were as follows:

Affiliate	Net Activity	Income

BlackRock Liquidity Series, LLC Money Market Series	14,449,000	$353,731

(e)	Security purchased with the cash proceeds from securities loans.

•

For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine sector sub-classifications for reporting ease. These industry classifications are unaudited.

See Notes to Financial Statements.

20	ANNUAL REPORT	OCTOBER 31, 2008

Schedule of Investments October 31, 2008	BlackRock Strategic Dividend AchieversTM Trust (BDT) (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Automotive—2.5%
Genuine Parts Co.	182,400	$7,177,440

Basic Materials—2.4%
RPM International, Inc.	172,000	2,442,400
Sonoco Products Co.	108,600	2,734,548
Stepan Co.	47,600	1,705,508

		6,882,456

Building & Development—2.7%
ABM Industries, Inc.	82,200	1,342,326
D.R. Horton, Inc.	435,100	3,211,038
Masco Corp.	312,600	3,172,890

		7,726,254

Consumer Products—19.1%
Avery Dennison Corp.	138,800	4,860,776
Clorox Co.	134,000	8,148,540
H&R Block, Inc.	343,500	6,773,820
Harley-Davidson, Inc.	187,800	4,597,344
Hillenbrand, Inc.	64,000	1,216,000
HNI Corp.	73,300	1,342,856
Lancaster Colony Corp.	51,600	1,627,464
Meridian Bioscience, Inc.	106,000	2,605,480
Polaris Industries, Inc.	76,800	2,585,856
Sherwin-Williams Co. (The)	129,000	7,341,390
Stanley Works (The)	69,800	2,285,252
SUPERVALU, INC.	195,500	2,783,920
Talbots, Inc.	130,500	1,280,205
Universal Corp.	57,400	2,272,466
VF Corp.	94,100	5,184,910

		54,906,279

Energy—18.4%
American States Water Co.	50,400	1,724,184
Aqua America, Inc.	216,500	3,897,000
Atmos Energy Corp.	174,200	4,227,834
Black Hills Corp.	99,200	2,504,800
California Water Service Group	46,400	1,742,784
Integrys Energy Group, Inc.	97,900	4,666,893
MDU Resources Group, Inc.	146,000	2,658,660
MGE Energy, Inc.	54,200	1,931,146
National Fuel Gas Co.	76,800	2,779,392
New Jersey Resources Corp.	70,500	2,625,420
Northwest Natural Gas Co.	42,600	2,167,488
Otter Tail Corp.	51,500	1,209,220
Peidmont Natural Gas Co.	139,300	4,585,756
Pinnacle West Capital Corp.	106,700	3,377,055
UGI Corp.	151,200	3,609,144
Vectren Corp.	175,300	4,417,560
WGL Holdings, Inc.	149,000	4,796,310

		52,920,646

Financial Institutions—29.3%
American Capital Ltd.	212,700	2,988,435
Arthur J. Gallagher & Co.	115,500	2,813,580
Associated Banc-Corp	140,800	3,106,048
BancorpSouth, Inc.	156,900	3,807,963
Bank of Hawaii Corp.	64,500	3,270,795
Chemical Financial Corp.	76,600	2,012,282
Cincinnati Financial Corp.	190,842	4,959,984
Comerica, Inc.	151,100	4,168,849
Community Bank System, Inc.	74,600	1,861,270
Erie Indemnity Co., Class A	41,940	1,559,749
First Busey Corp.	86,200	1,606,768
FirstMerit Corp.	174,400	4,067,008
FNB Corp.	114,100	1,494,710

Common Stocks	Shares	Value

Financial Institutions—(concluded)
Fulton Financial Corp.	244,125	$2,563,312
Harleysville Group, Inc.	50,000	1,579,000
Harleysville National Corp.	63,800	884,906
M&T Bank Corp.	77,400	6,277,140
Marshall & Ilsley Corp.	227,198	4,096,380
Mercury General Corp.	73,600	3,780,832
Old National Bancorp	101,200	1,916,728
Old Republic International Corp.	211,000	1,943,310
Park National Corp.	25,200	1,833,300
S&T Bancorp, Inc.	59,800	2,039,180
Susquehanna Bancshares, Inc.	78,900	1,222,161
Synovus Financial Corp.	285,400	2,948,182
TCF Financial Corp.	150,000	2,661,000
Trustmark Corp.	80,900	1,660,068
United Bankshares, Inc.	67,900	2,166,010
Valley National Bancorp	193,080	3,668,520
WesBanco, Inc.	68,400	1,859,112
Wilmington Trust Corp.	112,200	3,238,092

		84,054,674

Health Care—0.5%
Hill-Rom Holdings, Inc.	64,000	1,456,640

Industrials—9.2%
A.O. Smith Corp.	31,675	999,346
Bemis Co., Inc.	146,500	3,639,060
Dover Corp.	133,575	4,243,678
Leggett & Platt, Inc.	193,300	3,355,688
McGrath RentCorp	74,600	1,696,404
Vulcan Materials Co.	97,600	5,297,728
W.W. Grainger, Inc.	92,000	7,228,440

		26,460,344

Media—0.6%
New York Times Co. (The), Class A	169,800	1,698,000

Real Estate Investment Trust—8.7%
CBL & Associates Properties, Inc.	94,000	867,620
Developers Diversified Realty Corp.	62,100	817,857
Duke Realty Corp.	91,000	1,284,010
EastGroup Properties, Inc.	44,400	1,486,512
HCP, Inc.	97,300	2,912,189
Lexington Realty Trust	132,000	1,059,960
Liberty Property Trust	71,500	1,705,275
National Retail Properties, Inc.	148,200	2,642,406
Realty Income Corp.	122,700	2,836,824
UDR, Inc.	120,800	2,387,008
Universal Health Realty Income Trust	89,200	3,096,132
Washington Real Estate Investment Trust	70,500	2,113,590
Weingarten Realty Investors	81,150	1,659,517

		24,868,900

Technology—3.5%
Linear Technology Corp.	222,800	5,053,104
Pitney Bowes, Inc.	197,700	4,899,006

		9,952,110

Telecommunications—0.7%
CenturyTel, Inc.	79,850	2,005,034

Transportation—1.1%
C.H. Robinson Worldwide, Inc.	62,300	3,225,894

Total Long-Term Investments (Cost—$346,887,237)—98.7%		283,334,671

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2008	21

Schedule of Investments (concluded)	BlackRock Strategic Dividend AchieversTM Trust (BDT) (Percentages shown are based on Net Assets)

Short-Term Securities	Shares	Value

Fidelity Institutional Money Market Prime Portfolio, 2.44% (a)	3,801,098	$3,801,098

Total Short-Term Securities
(Cost—$3,801,098)—1.3%		3,801,098

Total Investments—100% (Cost—$350,688,335*)		287,135,769
Other Assets in Excess of Liabilities—0.0%		5,227

Net Assets—100.0%		$287,140,996

*	The cost and unrealized appreciation (depreciation) of investments as of October 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$350,103,531

Gross unrealized appreciation	$18,856,177
Gross unrealized depreciation	(81,823,939)

Net unrealized depreciation	$(62,967,762)

(a)	Represents current yield as of report date.

•

For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine sector sub-classifications for reporting ease. These industry classifications are unaudited.

See Notes to Financial Statements.

22	ANNUAL REPORT	OCTOBER 31, 2008

Schedule of Investments October 31, 2008	BlackRock EcoSolutions Investment Trust (BQR)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Agriculture—5.7%
ABB Grain Ltd.	158,200	$864,384
Agria Corp. (ADR) (a)	100,000	220,000
Archer Daniels Midland Co. (b)	60,500	1,254,165
BrasilAgro - Companhia Brasileira de Propriedades Agricolas (c)	525,200	1,999,954
Bunge Ltd.	33,400	1,282,894
Cresud S.A. (ADR)	75,000	378,000
IOI Corp. Bhd	500,000	396,344
SLC Agricola S.A.	95,400	493,182

		6,888,923

Auto Parts & Equipment—0.5%
Johnson Controls, Inc. (b)	33,000	585,090

Biotechnolgy—0.8%
Novozymes A/S	13,500	953,046

Building Materials—0.1%
Kingspan Group Plc	23,600	138,499

Chemicals—23.7%
Agrium, Inc.	51,650	1,961,667
CF Industries Holdings, Inc.	20,250	1,299,847
Incitec Pivot Ltd.	400,000	1,072,410
Israel Chemicals Ltd.	130,000	1,311,165
Johnson Matthey Plc	112,200	1,688,684
K+S AG	48,360	1,873,271
Makhteshim-Agan Industries Ltd.	190,000	719,461
Monsanto Co.	53,700	4,778,226
Mosaic Co. (The)	54,950	2,165,579
Nufarm Ltd.	99,500	720,138
Potash Corp. of Saskatchewan	35,500	3,026,730
Sinofert Holdings Ltd.	4,611,000	2,573,230
Syngenta AG	11,320	2,116,085
Umicore	182,900	3,270,861

		28,577,354

Commercial Services—0.5%
Quanta Services, Inc. (a)(b)	28,900	571,064

Electric—4.3%
FPL Group, Inc. (b)	41,700	1,969,908
Hera S.p.A.	543,000	1,197,117
Iberdrola S.A.	188,800	1,366,412
Ormat Technologies, Inc. (b)	24,500	591,920

		5,125,357

Electrical Components & Equipment—4.7%
American Superconductor Corp. (a)(d)	63,500	794,385
Gamesa Corp. Tecnologica S.A.	83,800	1,373,883
General Cable Corp. (a)(b)	18,100	309,148
Nordex AG (a)	20,600	269,353
Vestas Wind Systems A/S (a)	69,900	2,863,108

		5,609,877

Electronics—4.9%
Itron, Inc. (a)(b)	58,850	2,853,048
Trimble Navigation Ltd. (a)	52,510	1,080,131
Watts Water Technologies, Inc.	73,100	1,932,033

		5,865,212

Energy-Alternate Sources—5.9%
D1 Oils Plc (a)	360,099	51,337
First Solar, Inc. (a)(b)	7,300	1,049,010
Iberdrola Renovables S.A. (a)	350,000	1,064,788
Q-Cells AG (a)	31,400	1,243,364
Renewable Energy Corp. AS (a)	52,700	497,216
Solarworld AG	82,500	2,030,690
SunPower Corp., Class A (a)(d)	19,650	767,529
Suntech Power Holdings Co. Ltd. (ADR) (a)(b)(d)	20,200	353,500

		7,057,434

Common Stocks	Shares	Value

Engineering & Construction—1.3%
Acciona S.A.	5,750	$543,892
Layne Christensen Co. (a)	15,500	407,340
Shaw Group, Inc. (The) (a)(b)	36,400	651,196

		1,602,428

Environmental Control—6.8%
China Water Affairs Group Ltd. (a)	5,322,000	554,905
Christ Water Technology AG (a)	72,000	295,055
Hyflux Ltd.	838,000	899,187
Kurita Water Industries Ltd.	88,200	2,012,378
Nalco Holding Co.	90,300	1,275,036
Rentech, Inc. (a)	500,000	370,000
Tetra Tech, Inc. (a)	115,900	2,548,641
Tianjin Capital Environmental Protection	2,420,000	239,488

		8,194,690

Food—1.7%
Cosan Ltd. (a)	133,200	356,976
Orkla ASA	82,200	547,223
Sao Martinho S.A. (a)	132,000	809,730
SunOpta, Inc. (a)	90,000	369,900

		2,083,829

Forest Products & Paper—4.2%
Aracruz Celulose S.A. (ADR)	33,500	445,550
Plum Creek Timber Co., Inc. (REIT)	77,000	2,870,560
Precious Woods Holding AG (a)	20,000	820,734
Rayonier, Inc. (REIT)	27,050	894,814

		5,031,658

Gas—1.9%
GDF Suez	52,395	2,332,295

Investment Company—0.6%
Climate Exchange Plc (a)	47,500	744,563

Machinery—4.0%
AGCO Corp. (a)	67,200	2,118,144
CNH Global N.V.	55,000	974,600
Deere & Co.	30,000	1,156,800
IDEX Corp.	22,500	521,550

		4,771,094

Metal Fabricate/Hardware—1.1%
Mueller Water Products, Inc.	203,900	1,341,662

Miscellaneous Manufacturing—2.2%
Pentair, Inc.	66,200	1,829,768
Roper Industries, Inc.	17,100	775,485

		2,605,253

Oil & Gas—1.2%
Cheniere Energy, Inc. (a)(d)	12,500	46,750
Sasol Ltd.	33,500	988,850
Sasol Ltd. (ADR)	15,900	459,987

		1,495,587

Semiconductors—0.4%
MEMC Electronic Materials, Inc. (a)(b)	24,000	441,120

Transportation—0.3%
All America Latina Logistica S.A.	88,000	405,373

Water—18.2%
American States Water Co.	57,500	1,967,075
American Water Works Co., Inc.	62,400	1,265,472
Aqua America, Inc.	150,100	2,701,800
Artesian Resources Corp., Class A	39,400	568,542
Athens Water Supply & Sewage Co. S.A. (The)	89,950	768,926
California Water Service Group	58,300	2,189,748
Cia de Saneamento Basico do Estado de Sao Paulo	54,000	618,140
Cia de Saneamento de Minas Gerais-COPASA	107,000	676,621
Inversiones Aguas Metropolitanas S.A.	1,500,000	1,051,062
Manila Water Co., Inc.	5,610,000	1,403,205

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2008	23

Schedule of Investments (continued)	BlackRock EcoSolutions Investment Trust (BQR)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Water—(concluded)
Northumbrian Water Group Plc	430,900	$2,165,445
Pennon Group Plc	215,200	1,862,274
Severn Trent Plc	113,500	2,508,721
Southwest Water Co.	59,200	471,824
Suez Environnement S.A. (a)	13,725	262,398
United Utilities Group Plc	91,181	1,029,615
Veolia Environnement	13,600	337,030

		21,847,898

Total Long-Term Investments (Cost—$218,341,147)—95.0%		114,269,306

Short-Term Securities	Beneficial Interest/Shares

Money Market Funds—3.7%
BlackRock Liquidity Series, LLC Money Market Series, 1.57% (e)(f)(g)	1,694,500	1,694,500
Fidelity Institutional Money Market Prime Portfolio, 2.44% (e)	2,737,556	2,737,556

Total Money Market Funds		4,432,056

	Principal Amount

U.S. Government and Agency Discount Notes—3.2%
Federal National Mortgage Association Discount Notes, 2.08%, 11/04/2008 (h)	$3,900,000	3,899,327

Total Short-Term Securities (Cost—$8,331,383)—6.9%		8,331,383

Options Purchased	Contracts

Call Options Purchased—1.1%
All America Latina Logistica S.A., strike price $0.00001, expires 11/05/08	45,000	210,055
Cia de Saneamento Basico do Estado de Sao Paulo, strike price $0.000001, expires 11/05/08	27,000	312,645
Cia de Saneamento de Minas Gerias-COPASA, strike price $0.00001, expires 11/05/08	53,000	336,313
Sao Martinho S.A., strike price $0.000001, expires 11/05/08	53,000	326,248
SLC Agricola S.A., strike price $0.000001, expires 11/05/08	24,600	127,615

Total Options Purchased (Cost—$3,113,108)—1.1%		1,312,876

Total Investments Before Options Written (Cost—$229,785,638*)—103.0%		123,913,565

Options Written

Call Options Written—(0.5)%
Acciona S.A., strike price 82 EUR, expires 12/19/08	(20)	(20,060)
AGCO Corp., strike price $55, expires 11/24/08	(210)	(3,150)
Agrium, Inc., strike price $90, expires 01/19/09	(60)	(900)
Agrium, Inc., strike price $90, expires 11/24/08	(95)	(475)
All America Latina Logistica S.A., strike price $19.80, expires 11/05/08	(45,000)	—
American States Water Co., strike price $37.50, expires 12/02/08	(19,000)	(24,407)

Options Written	Contracts	Value

Call Options Written—(continued)
American Superconductor Corp., strike price $23, expires 11/11/08	(225)	$(18)
American Water Works Co., Inc., strike price $21.50, expires 11/21/08	(21,000)	(6,707)
Aqua America, Inc., strike price $16.87, expires 12/05/08	(20,000)	(31,088)
Aqua America, Inc., strike price $17.50, expires 12/22/08	(125)	(17,188)
Aracruz Celulose S.A. (ADR), strike price $20, expires 12/22/08	(100)	(12,000)
Archer Daniels Midland Co., strike price $22.50, expires 12/22/08	(150)	(25,125)
Archer Daniels Midland Co., strike price $25, expires 11/24/08	(25)	(1,188)
Archer Daniels Midland Co., strike price $30, expires 12/22/08	(25)	(750)
Bunge Ltd., strike price $90, expires 11/24/08	(25)	(125)
Bunge Ltd., strike price $95, expires 11/24/08	(35)	(175)
California Water Service Group, strike price $38, expires 12/22/08	(19,000)	(62,166)
CF Industries Holdings, Inc., strike price $140, expires 11/24/08	(67)	(2,010)
Cia de Saneamento Basico do Estado de Sao Paulo, strike price $39.90, expires 11/05/08	(27,000)	—
Cia de Saneamento de Minas Gerias-COPASA, strike price $25.62, expires 11/05/08	(53,000)	(1)
Climate Exchange Plc, strike price 9.45 GBP, expires 12/09/08	(15,800)	(32,914)
CNH Global N.V., strike price $20, expires 12/22/08	(100)	(15,000)
Deere & Co., strike price $75, expires 11/24/08	(100)	(500)
First Solar, Inc., strike price $175, expires 11/24/08	(32)	(8,240)
First Solar, Inc., strike price $260, expires 12/22/08	(15)	(300)
FPL Group, Inc., strike price $50, expires 12/22/08	(138)	(33,120)
Gamesa Corp. Tecnologica S.A., strike price 15.23 EUR, expires 12/02/08	(21,000)	(16,666)
GDF Suez, strike price 36 EUR, expires 12/19/08	(80)	(27,809)
General Cable Corp., strike price $22.50, expires 12/22/08	(45)	(5,175)
General Cable Corp., strike price $65, expires 11/24/08	(15)	(75)
Iberdrola Renovables S.A., strike price 2.58 EUR, expires 12/02/08	(116,000)	(19,481)
Iberdrola S.A., strike price 6.14 EUR, expires 12/02/08	(30,000)	(12,041)
Itron, Inc., strike price $105, expires 11/24/08	(190)	(2,850)
Johnson Controls, Inc., strike price $22.50, expires 11/24/08	(100)	(750)
Johnson Matthey Plc, strike price 14.37 GBP, expires 11/13/08	(37,000)	(202)
K+S AG, strike price 40 EUR, expires 12/19/08	(20)	(17,334)
K+S AG, strike price 58.54 EUR, expires 11/13/08	(4,000)	—
Kingspan Group Plc, strike price 4.60 EUR, expires 12/09/08	(8,000)	(4,992)
Kurita Water Industries Ltd., strike price 2,393.37 JPY, expires 01/06/09	(15,000)	(42,151)
Layne Christensen Co., strike price $55, expires 12/22/08	(20)	(4,800)
MEMC Electronic Materials, Inc., strike price $25, expires 12/22/08	(80)	(4,800)
Monsanto Co., strike price $130, expires 11/03/08	(120)	—
Monsanto Co., strike price $95, expires 11/24/08	(50)	(18,500)
Mosaic Co. (The), strike price $55, expires 12/22/08	(182)	(25,935)
Nalco Holding Co., strike price $15, expires 12/22/08	(100)	(10,000)
Nordex AG, strike price 23.95 EUR, expires 11/04/08	(7,000)	—
Northumbrian Water Group Plc, strike price 3.10 GBP, expires 11/13/08	(142,000)	(20,220)
Orkla ASA, strike price 47.28 NOK, expires 12/02/08	(13,000)	(4,807)
Ormat Technologies, Inc., strike price $47.50, expires 11/21/08	(8,000)	(40)
Pennon Group Plc, strike price 6.07 GBP, expires 11/13/08	(71,000)	(51)
Pentair, Inc., strike price $32.50, expires 12/22/08	(22,000)	(12,782)

See Notes to Financial Statements.

24	ANNUAL REPORT	OCTOBER 31, 2008

Schedule of Investments (concluded)	BlackRock EcoSolutions Investment Trust (BQR)
(Percentages shown are based on Net Assets)

Options Written	Contracts	Value

Call Options Written—(concluded)
Plum Creek Timber Co., Inc. (REIT), strike price $50, expires 11/24/08	(250)	$(3,750)
Potash Corp. of Saskatchewan, strike price $125, expires 11/24/08	(115)	(4,313)
Q-Cells AG, strike price 74 EUR, expires 11/21/08	(10,000)	—
Quanta Services, Inc., strike price $30, expires 11/24/08	(100)	(1,500)
Rayonier, Inc. (REIT), strike price $50, expires 11/24/08	(90)	(1,350)
Roper Industries, Inc., strike price $65, expires 11/24/08	(55)	(2,200)
Sao Martinho S.A., strike price $26.36, expires 11/05/08	(53,000)	(1)
Sasol Ltd. (ADR), strike price $40, expires 12/22/08	(75)	(3,938)
Sasol Ltd. (ADR), strike price $50, expires 11/24/08	(25)	(625)
Severn Trent Plc, strike price 14.70 GBP, expires 12/02/08	(37,500)	(28,325)
Shaw Group, Inc. (The), strike price $22.50, expires 11/24/08	(60)	(2,100)
SLC Agricola S.A., strike price $24.90, expires 11/05/08	(24,600)	—
Solarworld AG, strike price 25.91 EUR, expires 12/02/08	(27,000)	(20,955)
Southwest Water Co., strike price $13, expires 11/26/08	(19,500)	(115)
Suez Environnement S.A., strike price 18.50 EUR, expires 11/21/08	(46)	(2,052)
Sunpower Corp., Class A, strike price $95, expires 11/24/08	(65)	(975)
Suntech Power Holdings Co. Ltd. (ADR), strike price $45, expires 11/24/08	(67)	(335)
Syngenta AG, strike price 270 CHF, expires 11/21/08	(250)	(1,099)
Tetra Tech, Inc., strike price $22.50, expires 11/24/08	(50)	(6,875)
Tetra Tech, Inc., strike price $30, expires 11/24/08	(35,000)	(920)
Trimble Navigation Ltd., strike price $35, expires 11/24/08	(150)	(2,250)
United Utilities Group Plc, strike price 7.60 GBP, expires 12/02/08	(30,100)	(1,222)
Vestas Wind Systems A/S, strike price 430 DKK, expires 12/02/08	(23,000)	(3,348)
Watts Water Technologies, Inc., strike price $30, expires 12/22/08	(100)	(8,250)
Watts Water Technologies, Inc., strike price $31.75, expires 12/01/08	(14,200)	(2,719)

Total Call Options Written		(648,285)

Put Options Written—(0.1)%
Agrium, Inc., strike price $60, expires 11/24/08	(8)	(17,320)
American Water Works Co., Inc., strike price $20, expires 11/24/08	(10)	(925)
Archer Daniels Midland Co., strike price $20, expires 11/24/08	(25)	(4,000)
Bunge Ltd., strike price $65, expires 11/24/08	(10)	(26,750)
CF Industries Holdings, Inc., strike price $90, expires 11/24/08	(10)	(25,750)
Christ Water Technology AG, strike price 3.87 EUR, expires 11/04/08	(30,000)	(25,063)
General Cable Corp., strike price $30, expires 11/24/08	(10)	(12,950)
Mueller Water Products, Inc., strike price $10, expires 12/22/08	(100)	(35,500)
Tetra Tech, Inc., strike price $17.50, expires 11/24/08	(70)	(1,925)

Total Put Options Written		(150,183)

Total Options Written (Premium Received—$1,835,551)—(0.6)%		(798,468)

Total Investments Net of Options Written—102.4%		123,115,097
Liabilities in Excess of Other Assets—(2.4)%		(2,833,505)

Net Assets—100.0%		$120,281,592

*	The cost and unrealized appreciation (depreciation) of investments as of October 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$229,760,800

Gross unrealized appreciation	$287,237
Gross unrealized depreciation	(106,134,472)

Net unrealized depreciation	$(105,847,235)

(a)	Non-income producing security.
(b)	Security, or a portion thereof, pledged as collateral for outstanding options written.
(c)	Security is fair valued.
(d)	Security, or a portion of security, is on loan.
(e)	Represents current yield as of report date.
(f)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940 were as follows:

Affiliate	Net Activity	Income

BlackRock Liquidity Series, LLC Money Market Series	1,694,500	$78,088

(g)	Security purchased with the cash proceeds from securities loans.
(h)	Rate shown is the yield to maturity as of the date of purchase.

•	Foreign currency exchange contracts as of October 31, 2008 were as follows:

Currency Purchased		Currency Sold		Settlement Date	Unrealized Appreciation

USD	2,980	NOK	20,000	11/03/08	$11
USD	24,770	JPY	2,407,000	11/04/08	333
USD	21,847	EUR	17,000	11/03/08	182
USD	3,855	EUR	3,000	11/03/08	32

Total					$558

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2008	25

Schedule of Investments October 31, 2008	BlackRock Global Energy and Resources Trust (BGR)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Chemicals—1.8%
Potash Corp. of Saskatchewan	127,900	$10,904,754

Coal—11.1%
Arch Coal, Inc. (a)	632,600	13,543,966
Consol Energy, Inc. (a)	567,821	17,823,901
Massey Energy Co. (a)	731,200	16,883,408
Patriot Coal Corp. (b)	71,000	1,123,930
Peabody Energy Corp.	550,900	19,011,559

		68,386,764

Commercial Services—0.4%
MYR Group, Inc. (b)(c)	269,231	2,557,695

Electric—1.9%
NRG Energy, Inc. (b)(d)	513,000	11,927,250

Gas—1.5%
Keyera Facilities Income Fund	613,800	9,298,920

Metal Fabricate/Hardware—0.3%
Tenaris S.A. (ADR)	91,900	1,892,221

Mining—2.7%
BHP Billiton Ltd. (ADR) (a)	207,100	8,052,048
Goldcorp, Inc.	247,736	4,622,754
Silver Standard Resources, Inc. (b)(d)	426,500	3,603,925

		16,278,727

Oil & Gas—46.9%
Apache Corp. (a)	190,000	15,642,700
BG Group Plc	468,673	6,891,338
Bill Barrett Corp. (b)	239,930	4,894,572
Brigham Exploration Co. (b)	565,700	4,435,088
Cabot Oil & Gas Corp.	213,300	5,987,331
Canadian Natural Resources Ltd. (a)	70,200	3,546,504
Chesapeake Energy Corp. (a)	166,900	3,666,793
Crescent Point Energy Trust	744,100	17,230,425
Delta Petroleum Corp. (b)(d)	904,600	8,503,240
Devon Energy Corp.	97,800	7,908,108
Diamond Offshore Drilling, Inc.	76,000	6,748,800
EnCana Corp.	84,700	4,312,077
EOG Resources, Inc.	184,200	14,905,464
EXCO Resources, Inc. (b)	1,410,900	12,966,171
Forest Oil Corp. (b)	219,900	6,423,279
Galleon Energy, Inc. (b)	1,040,800	5,552,430
GMX Resources, Inc. (b)(d)	115,000	4,341,250
Goodrich Petroleum Corp. (b)(d)	166,100	4,610,936
Helmerich & Payne, Inc.	340,300	11,675,693
Hess Corp.	90,000	5,418,900
Newfield Exploration Co. (b)	326,800	7,509,864
Noble Corp.	209,300	6,741,553
Occidental Petroleum Corp.	189,700	10,535,938
Penn Virginia Corp.	676,200	25,134,354
PetroHawk Energy Corp. (b)	615,900	11,671,305
Petroleo Brasileiro S.A. (ADR)	411,000	11,051,790
Plains Exploration & Production Co. (b)	293,200	8,268,240
Range Resources Corp.	253,900	10,719,658
Southwestern Energy Co. (b)	400,600	14,269,372
StatoilHydro ASA	334,358	6,725,149
Talisman Energy, Inc.	471,100	4,748,688
Vermilion Energy Trust	399,900	9,920,360
Whiting Petroleum Corp. (b)	116,100	6,036,039

		288,993,409

Oil & Gas Services—12.7%
Cameron International Corp. (b)	347,800	8,437,628
Core Laboratories N.V.	51,931	3,827,315
Halliburton Co.	345,800	6,843,382
Helix Energy Solutions Group, Inc. (b)	107,800	1,138,368
National Oilwell Varco, Inc. (b)	365,516	10,925,273
Saipem S.p.A.	265,200	4,984,707

Common Stocks	Shares	Value

Oil & Gas Services—(concluded)
SBM Offshore N.V.	113,459	$1,995,751
Schlumberger Ltd.	227,200	11,734,880
Transocean, Inc. (b)	271,800	22,377,294
Weatherford International Ltd. (b)	357,048	6,026,970

		78,291,568

Pipelines—14.8%
AltaGas Income Trust	451,400	7,209,367
Buckeye Partners LP	51,600	2,065,548
Enbridge Energy Partners LP	73,200	2,834,304
Energy Transfer Partners LP	320,700	12,452,781
Enterprise Products Partners LP (a)	653,105	15,935,762
Equitable Resources, Inc.	312,500	10,846,875
MarkWest Energy Partners LP	334,100	6,063,915
ONEOK Partners LP	145,800	8,029,206
Pembina Pipeline Income Fund	265,500	3,568,489
Plains All American Pipeline LP	116,400	4,656,000
Questar Corp.	225,100	7,756,946
Targa Resources Partners LP	300,000	4,737,000
Williams Partners LP	245,200	5,176,172

		91,332,365

Transportation—1.9%
Seaspan Corp.	387,100	4,474,876
Ship Finance International Ltd. (d)	546,000	7,452,900

		11,927,776

Total Long-Term Investments (Cost—$712,331,464)—96.0%		591,791,449

Short-Term Securities	Beneficial Interest/Shares

BlackRock Liquidity Series, LLC Money Market Series, 1.57% (e)(f)(g)	25,537,250	25,537,250
Fidelity Institutional Money Market Prime Portfolio, 2.44% (e)	26,078,895	26,078,895

Total Short-Term Securities (Cost—$51,616,145)—8.4%		51,616,145

Options Purchased	Contracts

Call Options Purchased—0.0%
Apache Corp., strike price $140, expires 11/03/08	50,000	1
BHP Billiton Ltd. (ADR), strike price $85, expires 11/24/08	200	3,500
Bill Barrett Corp., strike price $65, expires 11/21/08	45,000	—
Chesapeake Energy Corp., strike price $50, expires 11/24/08	500	16,250
Chesapeake Energy Corp., strike price $60, expires 11/24/08	600	6,000
Diamond Offshore Drilling, Inc., strike price $165, expires 12/22/08	100	2,500
EOG Resources, Inc., strike price $145, expires 11/21/08	50,000	1,110
Equitable Resources, Inc., strike price $66, expires 11/21/08	87,500	744
Equitable Resources, Inc., strike price $71.50, expires 11/03/08	15,000	—
Genco Shipping & Trading Ltd., strike price $70, expires 01/19/09	4,380	54,750
Helix Energy Solutions Group, Inc., strike price $40, expires 12/19/08	69,700	70
Hess Corp., strike price $125, expires 11/24/08	425	4,250
Massey Energy Co., strike price $51.92, expires 11/03/08	100,000	1

See Notes to Financial Statements.

26	ANNUAL REPORT	OCTOBER 31, 2008

Schedule of Investments (continued)	BlackRock Global Energy and Resources Trust (BGR)
(Percentages shown are based on Net Assets)

Options Purchased	Contracts	Value

Call Options Purchased—(concluded)
Massey Energy Co., strike price $65, expires 01/19/09	250	$3,750
NRG Energy, Inc., strike price $50, expires 12/22/08	285	3,562
OceanFreight, Inc., strike price $25.50, expires 11/03/08	1,500	2
Paragon Shipping, Inc., Class A, strike price $20.25, expires 11/03/08	2,000	2
Silver Wheaton Corp., strike price $20, expires 11/26/08	250	—
Transocean, Inc., strike price $135, expires 11/24/08	250	3,750
Transocean, Inc., strike price $165, expires 11/24/08	250	2,500
Transocean, Inc., strike price $175, expires 11/24/08	100	1,250

Total Options Purchased (Cost—$3,336,954)—0.0%		103,992

Total Investments Before Options Written (Cost—$767,284,563*)—104.4%		643,511,586

Options Written

Call Options Written—(0.4)%
Apache Corp., strike price $130, expires 01/19/09	(100)	(4,500)
Apache Corp., strike price $155, expires 11/03/08	(100,000)	(1)
Apache Corp., strike price $95, expires 11/24/08	(250)	(38,125)
Arch Coal, Inc., strike price $22.50, expires 12/22/08	(200)	(58,500)
Arch Coal, Inc., strike price $35, expires 11/24/08	(200)	(2,000)
Arch Coal, Inc., strike price $35, expires 12/22/08	(250)	(8,750)
Arch Coal, Inc., strike price $61, expires 11/20/08	(25,000)	—
Arch Coal, Inc., strike price $66, expires 11/21/08	(25,000)	—
Arch Coal, Inc., strike price $70, expires 11/03/08	(25,000)	—
Arch Coal, Inc., strike price $85, expires 01/19/09	(250)	(2,500)
BG Group Plc, strike price 14.12 GBP, expires 11/04/08	(150,000)	(2)
BHP Billiton Ltd. (ADR), strike price $100, expires 11/24/08	(400)	(2,000)
BHP Billiton Ltd. (ADR), strike price $50, expires 11/24/08	(228)	(7,980)
BHP Billiton Ltd. (ADR), strike price $90, expires 11/24/08	(300)	(1,500)
BHP Billiton Ltd. (ADR), strike price $95, expires 11/24/08	(100)	(500)
Bill Barrett Corp., strike price $65.50, expires 11/21/08	(45,000)	—
Brigham Exploration Co., strike price $15, expires 01/19/09	(625)	(15,625)
Brigham Exploration Co., strike price $17.50, expires 01/19/09	(625)	(6,250)
Brigham Exploration Co., strike price $7.50, expires 12/22/08	(150)	(18,750)
Cabot Oil & Gas Corp., strike price $35, expires 12/22/08	(250)	(35,000)
Cabot Oil & Gas Corp., strike price $56, expires 11/21/08	(25,000)	—
Cabot Oil & Gas Corp., strike price $66, expires 11/21/08	(25,000)	—
Cameron International Corp., strike price $35, expires 11/24/08	(232)	(2,320)
Cameron International Corp., strike price $51, expires 11/21/08	(30,000)	(87)
Cameron International Corp., strike price $56, expires 11/21/08	(15,000)	(11)
Cameron International Corp., strike price $60, expires 11/24/08	(300)	(3,000)
Cameron International Corp., strike price $65, expires 11/24/08	(400)	(4,000)
Canadian Natural Resources Ltd., strike price $65, expires 11/24/08	(170)	(9,350)
Canadian Natural Resources Ltd., strike price $95, expires 11/20/08	(12,500)	(15)

Options Written	Contracts	Value

Call Options Written—(continued)
Chesapeake Energy Corp., strike price $30, expires 11/24/08	(1,669)	$(25,035)
Chesapeake Energy Corp., strike price $50.50, expires 11/17/08	(500)	(165)
Chesapeake Energy Corp., strike price $66, expires 11/20/08	(10,000)	(3)
Chesapeake Energy Corp., strike price $68, expires 11/03/08	(50,000)	(1)
Consol Energy, Inc., strike price $100, expires 11/03/08	(25,000)	—
Consol Energy, Inc., strike price $120, expires 01/19/09	(100)	(1,000)
Consol Energy, Inc., strike price $35, expires 12/22/08	(100)	(37,500)
Consol Energy, Inc., strike price $45, expires 11/24/08	(500)	(17,500)
Consol Energy, Inc., strike price $45, expires 12/22/08	(250)	(30,000)
Consol Energy, Inc., strike price $90, expires 11/20/08	(50,000)	(125)
Core Laboratories N.V., strike price $136, expires 11/21/08	(10,000)	(126)
Crescent Point Engery Trust, strike price 39.45 CAD, expires 11/10/08	(100,000)	(531)
Delta Petroleum Corp., strike price $17.50, expires 12/22/08	(1,000)	(50,000)
Delta Petroleum Corp., strike price $25, expires 12/22/08	(500)	(10,000)
Devon Energy Corp., strike price $120, expires 01/19/09	(100)	(12,250)
Devon Energy Corp., strike price $85, expires 12/22/08	(100)	(77,500)
Devon Energy Corp., strike price $90, expires 11/24/08	(100)	(25,500)
Diamond Offshore Drilling, Inc., strike price $125, expires 01/19/09	(100)	(18,500)
Diamond Offshore Drilling, Inc., strike price $170, expires 12/22/08	(100)	(1,500)
Diamond Offshore Drilling, Inc., strike price $90, expires 01/19/09	(100)	(115,000)
Diamond Offshore Drilling, Inc., strike price $90, expires 12/22/08	(100)	(95,000)
Duvernay Oil Corp., strike price 60 CAD, expires 11/24/08	(2)	(4,862)
Duvernay Oil Corp., strike price 61 CAD, expires 11/24/08	(35)	(65,046)
EnCana Corp., strike price $85, expires 11/20/08	(10,000)	(3)
EnCana Corp., strike price $90, expires 11/20/08	(15,000)	—
EOG Resources, Inc., strike price $108.35, expires 11/11/08	(30,000)	(303)
EOG Resources, Inc., strike price $110, expires 11/24/08	(300)	(10,500)
EOG Resources, Inc., strike price $95, expires 12/19/08	(28,000)	(97,782)
Equitable Resources, Inc., strike price $67, expires 11/21/08	(47,500)	(328)
Equitable Resources, Inc., strike price $71.81, expires 11/03/08	(15,000)	—
EXCO Resources, Inc., strike price $25.50, expires 11/21/08	(100,000)	(180)
EXCO Resources, Inc., strike price $30, expires 12/22/08	(1,000)	(10,000)
Forest Oil Corp., strike price $68, expires 11/21/08	(50,000)	(125)
Forest Oil Corp., strike price $76, expires 11/20/08	(20,000)	(8)
Galleon Energy, Inc., strike price 20 CAD, expires 11/24/08	(400)	(4,978)
Genco Shipping & Trading Ltd., strike price $73.61, expires 11/03/08	(340,000)	(3)
Genco Shipping & Trading Ltd., strike price $75, expires 11/18/08	(600)	(1)
Genco Shipping & Trading Ltd., strike price $76, expires 11/21/08	(38,000)	—
GMX Resources, Inc., strike price $75, expires 11/24/08	(178)	(1,780)
GMX Resources, Inc., strike price $80, expires 11/24/08	(200)	(1,000)
Goldcorp, Inc., strike price $30, expires 11/24/08	(500)	(3,750)
Goldcorp, Inc., strike price $42.50, expires 01/19/09	(100)	(1,250)
Goldcorp, Inc., strike price $49, expires 11/07/08	(250)	—
Goodrich Petroleum Corp., strike price $30, expires 12/22/08	(250)	(96,250)
Goodrich Petroleum Corp., strike price $35, expires 12/22/08	(100)	(20,500)

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2008	27

Schedule of Investments (continued)	BlackRock Global Energy and Resources Trust (BGR)
(Percentages shown are based on Net Assets)

Options Written	Contracts	Value

Call Options Written—(continued)
Goodrich Petroleum Corp., strike price $65, expires 12/22/08	(200)	$(6,000)
Goodrich Petroleum Corp., strike price $70, expires 12/22/08	(150)	(3,750)
Halliburton Co., strike price $45, expires 11/21/08	(30,000)	—
Halliburton Co., strike price $50, expires 11/28/08	(150)	—
Halliburton Co., strike price $51, expires 11/03/08	(150)	—
Halliburton Co., strike price $55, expires 01/19/09	(300)	(1,500)
Helix Energy Solutions Group, Inc., strike price $12.50, expires 12/22/08	(100)	(8,250)
Helix Energy Solutions Group, Inc., strike price $40, expires 12/22/08	(697)	(6,970)
Helmerich & Payne, Inc., strike price $57.50, expires 11/21/08	(75,000)	(8,618)
Helmerich & Payne, Inc., strike price $63, expires 11/03/08	(25,000)	—
Hess Corp., strike price $120, expires 11/24/08	(125)	(625)
Massey Energy Co., strike price $25, expires 12/22/08	(200)	(67,000)
Massey Energy Co., strike price $35, expires 11/24/08	(500)	(7,500)
Massey Energy Co., strike price $80, expires 01/19/09	(500)	(5,000)
National Oilwell Varco, Inc., strike price $100, expires 11/24/08	(200)	(2,000)
National Oilwell Varco, Inc., strike price $40, expires 11/24/08	(250)	(9,375)
National Oilwell Varco, Inc., strike price $76, expires 11/21/08	(40,000)	(480)
National Oilwell Varco, Inc., strike price $81, expires 11/21/08	(40,000)	(256)
National Oilwell Varco, Inc., strike price $90, expires 01/19/09	(100)	(500)
National Oilwell Varco, Inc., strike price $95, expires 11/24/08	(200)	(2,000)
Newfield Exploration Co., strike price $25, expires 12/22/08	(500)	(118,750)
Newfield Exploration Co., strike price $61, expires 11/21/08	(25,000)	(3)
Newfield Exploration Co., strike price $67, expires 11/03/08	(690)	(1)
Newfield Exploration Co., strike price $75, expires 12/22/08	(250)	(3,750)
Noble Corp., strike price $57.55, expires 11/21/08	(27,000)	(30)
Noble Corp., strike price $60, expires 01/19/09	(300)	(3,750)
Noble Corp., strike price $61, expires 11/21/08	(25,000)	(8)
Noble Corp., strike price $70, expires 12/22/08	(100)	(1,000)
NRG Energy, Inc., strike price $50, expires 11/21/08	(100,000)	(460)
Occidental Petroleum Corp., strike price $87, expires 11/03/08	(400)	—
Occidental Petroleum Corp., strike price $88, expires 11/21/08	(20,000)	(4,636)
OceanFreight, Inc., strike price $26, expires 11/03/08	(1,500)	(1)
ONEOK Partners LP, strike price $55, expires 01/19/09	(250)	(82,500)
ONEOK Partners LP, strike price $60, expires 01/19/09	(50)	(6,375)
Paragon Shipping, Inc., Class A, strike price $20.50, expires 11/03/08	(200,000)	(2)
Patriot Coal Corp., strike price $42.50, expires 11/03/08	(30,000)	—
Peabody Energy Corp., strike price $35, expires 12/22/08	(100)	(51,000)
Peabody Energy Corp., strike price $40, expires 11/24/08	(594)	(78,705)
Peabody Energy Corp., strike price $40, expires 12/22/08	(100)	(31,500)
Peabody Energy Corp., strike price $75, expires 12/22/08	(1,000)	(10,000)
Penn Virginia Corp., strike price $50, expires 11/24/08	(71)	(4,083)
Penn Virginia Corp., strike price $55, expires 12/22/08	(10)	(950)

Options Written	Contracts	Value

Call Options Written—(continued)
Penn Virginia Corp., strike price $75, expires 11/18/08	(250)	$(238)
Penn Virginia Corp., strike price $80, expires 12/22/08	(500)	(7,500)
PetroHawk Energy Corp., strike price $20, expires 12/22/08	(500)	(130,000)
PetroHawk Energy Corp., strike price $22.50, expires 12/22/08	(100)	(16,750)
PetroHawk Energy Corp., strike price $35, expires 11/24/08	(585)	(2,925)
PetroHawk Energy Corp., strike price $38, expires 11/03/08	(450)	—
PetroHawk Energy Corp., strike price $40, expires 12/22/08	(750)	(7,500)
PetroHawk Energy Corp., strike price $55, expires 12/22/08	(225)	(2,250)
Petroleo Brasileiro S.A. (ADR), strike price $68, expires 11/20/08	(30,000)	(102)
Petroleo Brasileiro S.A. (ADR), strike price $70.50, expires 11/21/08	(50,000)	(150)
Plains All American Pipeline LP, strike price $50, expires 11/24/08	(350)	(3,500)
Potash Corp. of Saskatchewan, strike price $181, expires 11/21/08	(12,000)	(559)
Potash Corp. of Saskatchewan, strike price $190, expires 01/19/09	(200)	(3,000)
Potash Corp. of Saskatchewan, strike price $195, expires 12/22/08	(200)	(2,000)
Potash Corp. of Saskatchewan, strike price $210, expires 12/22/08	(100)	(1,000)
Questar Corp., strike price $61, expires 11/21/08	(55,000)	(3,768)
Questar Corp., strike price $66.32, expires 11/03/08	(10,000)	—
Range Resources Corp., strike price $55, expires 01/19/09	(100)	(25,000)
Range Resources Corp., strike price $55, expires 12/22/08	(100)	(14,750)
Range Resources Corp., strike price $70, expires 01/19/09	(150)	(6,375)
Range Resources Corp., strike price $71, expires 11/21/08	(38,700)	(70)
Range Resources Corp., strike price $73.21, expires 11/03/08	(20,000)	(6,566)
Saipem S.p.A., strike price 32.45 EUR, expires 11/04/08	(65,000)	(1)
SBM Offshore N.V., strike price 25.50 EUR, expires 11/04/08	(30,000)	—
Schlumberger Ltd., strike price $100, expires 11/21/08	(20,000)	(46)
Schlumberger Ltd., strike price $110, expires 01/19/09	(100)	(1,000)
Schlumberger Ltd., strike price $110, expires 11/24/08	(200)	(1,000)
Schlumberger Ltd., strike price $120, expires 11/24/08	(100)	(500)
Schlumberger Ltd., strike price $60, expires 12/22/08	(150)	(36,375)
Ship Finance International Ltd., strike price $25, expires 11/24/08	(750)	(7,500)
Ship Finance International Ltd., strike price $35, expires 11/24/08	(1,500)	(22,500)
Silver Standard Resources, Inc., strike price $35, expires 12/20/08	(1,250)	(12,500)
Silver Wheaton Corp., strike price $20.50, expires 11/21/08	(25,000)	—
Southwestern Energy Co., strike price $40, expires 11/20/08	(40,000)	(57,716)
Southwestern Energy Co., strike price $41, expires 11/21/08	(30,000)	(38,064)
Southwestern Energy Co., strike price $45, expires 11/17/08	(400)	(13,400)
Southwestern Energy Co., strike price $50, expires 12/22/08	(400)	(29,000)
StatoilHydro ASA, strike price 188.64 NOK, expires 11/04/08	(40,000)	—
StatoilHydro ASA, strike price 205.70 NOK, expires 11/04/08	(80,000)	—

See Notes to Financial Statements.

28	ANNUAL REPORT	OCTOBER 31, 2008

Schedule of Investments (concluded)	BlackRock Global Energy and Resources Trust (BGR)
(Percentages shown are based on Net Assets)

Options Written	Contracts	Value

Call Options Written—(concluded)
Talisman Energy, Inc., strike price $24, expires 11/17/08	(90,000)	$(1)
Tenaris S.A. (ADR), strike price $22.50, expires 12/22/08	(200)	(49,500)
Tenaris S.A. (ADR), strike price $60, expires 11/20/08	(35,000)	(4)
Transocean, Inc., strike price $170, expires 11/24/08	(500)	(2,500)
Transocean, Inc., strike price $180, expires 11/24/08	(100)	(1,000)
Weatherford International Ltd., strike price $42.50, expires 11/24/08	(600)	(3,000)
Weatherford International Ltd., strike price $45.25, expires 11/21/08	(60,000)	(102)
Whiting Petroleum Corp., strike price $120, expires 01/19/09	(100)	(2,000)
Whiting Petroleum Corp., strike price $50, expires 12/22/08	(100)	(78,500)
Whiting Petroleum Corp., strike price $60, expires 12/22/08	(100)	(35,500)
Whiting Petroleum Corp., strike price $95, expires 12/22/08	(300)	(7,500)

Total Call Options		(2,217,191)

Put Options Written—(0.0)%
Massey Energy Co., strike price $15, expires 11/24/08	(1,280)	(48,000)
National Oilwell Varco, Inc., strike price $20, expires 11/24/08	(735)	(33,075)
National Oilwell Varco, Inc., strike price $25, expires 11/24/08	(735)	(95,550)

Total Put Options		(176,625)

Total Options Written (Premium Received—$30,075,096)—(0.4)%		(2,393,816)

Total Investments Net of Options Written—104.0%		641,117,770
Liabilities in Excess of Other Assets—(4.0)%		(24,638,424)

Net Assets—100.0%		$616,479,346

*	The cost and unrealized appreciation (depreciation) of investments as of October 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$753,536,566

Gross unrealized appreciation	$72,229,854
Gross unrealized depreciation	(182,254,834)

Net unrealized depreciation	$(110,024,980)

(a)	Security, or a portion thereof, pledged as collateral for outstanding options written.
(b)	Non-income producing security.
(c)

Restricted security as to resale acquired 12/20/07. As of report date the Trust held 0.4% of its net assets, with a current market value of $2,557,695 and an original cost of $3,500,003 in these securities.

(d)	Security, or a portion of security, is on loan.
(e)	Represents current yield as of report date.
(f)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940 were as follows:

	Affiliate	Net Activity	Income

	BlackRock Liquidity Series, LLC Money Market Series	(18,750,500)	$463,647

(g)	Security purchased with the cash proceeds from securities loans.

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2008	29

Schedule of Investments October 31, 2008	BlackRock Global Equity Income Trust (BFD)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Australia—2.1%
Commonwealth Bank of Australia	113,845	$3,112,041
Dexus Property Group (REIT)	761,448	379,463
Insurance Australia Group Ltd.	930,331	2,356,644
Macquarie Airports	894,897	1,272,700
Macquarie Infrastructure Group	195,800	256,642
National Australia Bank Ltd.	84,458	1,370,424
Wesfarmers Ltd.	92,905	1,335,189

		10,083,103

Austria—0.1%
Voestalpine AG	16,603	405,187

Bermuda—0.3%
Covidien Ltd.	37,675	1,668,626

Canada—3.5%
Agnico-Eagles Mines Ltd.	23,900	659,516
Bank of Montreal	82,500	2,944,620
Bank of Nova Scotia	12,100	403,467
Canadian Imperial Bank of Commerce	3,700	167,794
Canadian Natural Resources Ltd.	28,400	1,433,077
Canadian Oil Sands Trust	76,691	2,057,734
EnCana Corp.	55,900	2,839,755
Manulife Financial Corp.	9,500	190,110
PAN American Silver Corp. (a)	78,569	895,659
Penn West Energy Trust	10,046	179,116
Research In Motion Ltd. (a)	18,300	926,463
RioCan (REIT)	113,138	1,577,906
Royal Bank of Canada	31,100	1,208,599
Shaw Communications, Inc.	52,200	914,247
Toronto-Dominion Bank	7,300	344,741

		16,742,804

Denmark—0.5%
TrygVesta AS	40,851	2,456,334

Finland—1.0%
Fortum Oyj	65,366	1,606,439
Nokia Oyj	90,450	1,385,532
Orion Oyj	126,149	1,853,761

		4,845,732

France—3.8%
Air Liquide	10,607	915,333
Alstom S.A.	26,641	1,320,427
AXA S.A.	99,012	1,891,531
Credit Agricole S.A.	201,756	2,918,808
Electricite de France S.A.	2,976	178,809
France Telecom S.A.	140,009	3,530,410
Lafarge S.A.	1,620	107,094
Renault S.A.	7,304	223,851
Sanofi-Aventis	29,748	1,884,749
Societe Television Francaise 1	117,377	1,504,935
Total S.A.	37,809	2,080,005
Vallourec	1,386	155,036
Vivendi	53,354	1,394,627

		18,105,615

Germany—2.9%
Allianz SE	22,848	1,676,815
BASF AG	72,402	2,390,255
DaimlerChrysler AG	57,078	1,934,946
Deutsche Bank AG	3,148	117,600
Deutsche Lufthansa AG	146,531	2,029,473
Deutsche Post AG	13,868	152,057
Deutsche Telekom AG	67,279	987,055
E.ON AG	3,950	148,026
Metro AG	6,903	220,114
RWE AG	37,704	3,091,013
Siemens AG	18,874	1,109,898
Wincor Nixdorf AG	4,768	206,495

		14,063,747

Common Stocks	Shares	Value

Greece—0.4%
OPAP S.A.	85,765	$1,872,651

Hong Kong—0.7%
BOC Hong Kong Holdings Ltd.	928,500	1,063,068
Hang Seng Bank Ltd.	170,616	2,128,859
Pacific Basin Shipping Ltd.	576,238	308,545

		3,500,472

Ireland—0.1%
CRH Plc	13,439	295,281
Elan Corp. Plc (a)	21,327	160,906

		456,187

Italy—2.0%
Enel S.p.A.	420,930	2,816,131
Eni S.p.A.	153,073	3,653,572
Mediaset S.p.A.	165,983	901,783
Terna Rete Elettrica Nazionale S.p.A.	769,837	2,482,827

		9,854,313

Japan—8.7%
Asahi Kasei Corp.	48,000	180,548
Astellas Pharma, Inc.	24,300	978,774
Canon, Inc.	27,200	951,773
Daiichi Sankyo Co. Ltd.	36,600	750,480
Daito Trust Construction Co. Ltd.	59,200	2,497,352
Daiwa Securities Group, Inc.	225,000	1,272,043
Ebara Corp.	227,000	452,501
Eisai Co. Ltd.	23,200	752,718
Fast Retailing Co. Ltd	19,200	2,046,875
FUJIFILM Holdings Corp.	6,900	158,840
Fujitsu Ltd.	71,000	279,158
Hitachi Ltd.	90,000	422,555
Honda Motor Co. Ltd.	40,000	994,616
Japan Real Estate Investment Corp. (REIT)	25	221,377
Japan Tobacco, Inc.	118	418,626
JFE Holdings, Inc.	49,700	1,268,114
Kansai Electric Power Co., Inc. (The)	17,100	428,787
Kao Corp.	47,000	1,374,355
Kobe Steel Ltd.	180,000	291,967
Komatsu Ltd.	52,200	573,869
Konami Corp.	31,600	571,671
Konica Minolta Holdings, Inc.	17,000	111,644
Marui Co. Ltd.	58,800	359,434
Mitsubishi Chemical Holdings Corp.	189,000	764,065
Mitsubishi Corp.	26,600	445,865
Mitsubishi Electric Corp.	37,000	229,375
Mitsubishi UFJ Financial Group, Inc.	212,718	1,336,757
Mitsui & Co. Ltd.	90,000	872,056
Nidec Corp.	4,300	231,269
Nintendo Co. Ltd.	6,800	2,184,896
Nippon Building Fund, Inc. (REIT)	100	960,899
Nippon Mining Holdings, Inc.	350,500	1,073,004
Nippon Steel Corp.	205,000	690,013
Nissan Motor Co. Ltd.	440,700	2,188,691
Nomura Holdings, Inc.	120,100	1,137,868
Oracle Corp.	19,400	843,397
OSG Corp.	64,200	464,300
Seven & I Holdings Co. Ltd.	58,100	1,631,330
Shin-Etsu Chemical Co. Ltd.	10,500	558,132
Shiseido Co. Ltd.	33,000	678,984
Sumitomo Metal Industries Ltd.	557,000	1,432,570
Sumitomo Metal Mining Co. Ltd.	42,000	314,972
Sumitomo Mitsui Financial Group, Inc.	113	453,002
Takeda Pharmaceutical Co. Ltd.	30,000	1,490,556
Tokio Marine Holdings, Inc.	8,000	246,767
TonenGeneral Sekiyu KK	186,000	1,573,220
Toyota Motor Corp.	67,000	2,616,412

		41,776,477

See Notes to Financial Statements.

30	ANNUAL REPORT	OCTOBER 31, 2008

Schedule of Investments (continued)	BlackRock Global Equity Income Trust (BFD)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Luxembourg—0.4%
ArcelorMittal (a)	49,313	$1,282,602
Oriflame Cosmetics S.A.	16,650	520,171

		1,802,773

Netherlands—1.4%
Aegon N.V.	102,815	427,214
Akzo Nobel N.V.	3,178	132,097
InBev N.V.	25,945	1,046,444
ING Groep N.V.	41,668	390,861
Royal KPN N.V.	93,627	1,318,568
Unilever N.V.	141,901	3,419,742

		6,734,926

New Zealand—0.1%
Fletcher Building Ltd.	147,482	500,784

Norway—0.2%
Norsk Hydro ASA	18,554	77,524
Petroleum Geo-Services ASA (a)	91,102	453,634
StatoilHydro ASA	16,002	321,858

		853,016

Portugal—0.0%
Energias de Portugal S.A.	52,705	179,518

Singapore—0.7%
ComfortDelgro Corp. Ltd.	401,000	328,918
Parkway Holdings Ltd.	1,035,874	1,110,635
SembCorp Industries Ltd.	85,000	142,859
Singapore Telecommunications Ltd.	920,000	1,548,284

		3,130,696

Spain—1.3%
Banco Santander S.A.	205,548	2,223,036
Iberia Lineas Aereas de Espana	491,164	1,158,745
Telefonica S.A.	146,458	2,711,663

		6,093,444

Sweden—1.1%
Hennes & Mauritz AB	68,225	2,446,509
Skanska AB, B Shares	235,400	2,067,531
Swedbank AB	100,100	827,218
Volvo AB, B Shares	22,411	117,112

		5,458,370

Switzerland—3.2%
ABB Ltd. (a)	161,719	2,121,932
Credit Suisse Group AG	82,715	3,093,034
Nestle S.A.	71,299	2,772,604
Novartis AG	49,017	2,488,006
Roche Holding AG	1,734	265,175
SGS S.A.	757	745,296
Swiss Reinsurance	30,601	1,276,174
Syngenta AG	6,574	1,228,899
Synthes, Inc.	2,334	301,185
Zurich Financial Services AG	6,314	1,280,970

		15,573,275

United Kingdom—8.8%
Anglo American Plc	100,114	2,511,984
AstraZeneca Plc	18,597	788,112
Aviva Plc	30,152	179,857
Barclays Plc	605,793	1,736,554
BP Plc	535,876	4,368,180
British American Tobacco Plc	145,729	3,997,241
BT Group Plc	173,984	326,924
Diageo Plc	33,290	508,022
Electrocomponents Plc	320,279	734,549
GKN Plc	27,255	52,262
GlaxoSmithKline Plc	280,721	5,396,563
HSBC Holdings Plc	499,957	5,921,594

Common Stocks	Shares	Value

United Kingdom—(concluded)
Imperial Tobacco Group Plc	12,291	$329,417
Lloyds TSB Group Plc	124,516	402,449
Mondi Plc	158,519	575,323
Royal Dutch Shell Plc	122,798	3,349,237
Severn Trent Plc	23,231	513,481
Tate & Lyle Plc	342,468	2,035,965
Tomkins Plc	1,507,130	2,766,331
United Utilities Group Plc	243,369	2,748,120
Vodafone Group Plc	1,568,393	3,017,139

		42,259,304

United States—45.5%
3M Co. (b)	59,500	3,825,850
Abbott Laboratories (b)	76,600	4,224,490
Allied Capital Corp.	89,500	653,350
Allstate Corp. (The)	32,800	865,592
Altria Group, Inc. (c)	184,600	3,542,474
American International Group, Inc.	62,800	119,948
Apache Corp. (b)	8,200	675,106
Apple, Inc. (a)(b)	41,400	4,454,226
Applied Materials, Inc. (b)	14,300	184,613
Arch Coal, Inc.	60,600	1,297,446
AT&T Inc. (b)	83,500	2,235,295
Autodesk, Inc. (a)(b)	69,300	1,476,783
Baker Hughes, Inc.	7,900	276,105
Bank of America Corp. (b)	228,800	5,530,096
BB&T Corp. (b)	136,500	4,893,525
Bristol-Myers Squibb Co. (b)	191,900	3,943,545
Carnival Corp. (b)	86,900	2,207,260
CBS Corp., Class B (b)	50,600	491,326
Chevron Corp. (b)	87,200	6,505,120
Cisco Systems, Inc. (a)(b)	132,500	2,354,525
Coca-Cola Co. (The) (b)	52,000	2,291,120
ConocoPhillips (c)	83,800	4,359,276
Consolidated Edison, Inc. (b)	84,700	3,669,204
Corning, Inc. (b)	43,300	468,939
Cummins, Inc. (c)	11,100	286,935
Developers Diversified Realty Corp. (REIT)	109,300	1,439,481
Devon Energy Corp. (b)	10,500	849,030
Dominion Resources, Inc.	15,800	573,224
Dow Chemical Co. (The) (b)	37,600	1,002,792
Duke Energy Corp.	44,300	725,634
Duke Realty Corp. (REIT)	52,900	746,419
E.I. du Pont de Nemours & Co. (b)	50,000	1,600,000
Eastman Kodak Co.	170,600	1,566,108
eBay, Inc. (a)(b)	149,900	2,288,973
Electronic Arts, Inc. (a)	63,800	1,453,364
Eli Lilly & Co.	43,300	1,464,406
Embarq Corp.	87,700	2,631,000
EMC Corp. (a)	71,000	836,380
Emerson Electric Co. (b)	54,000	1,767,420
Exxon Mobil Corp. (b)	112,200	8,316,264
First Solar, Inc. (a)(b)	7,800	1,120,860
FirstEnergy Corp.	10,700	558,112
Flowserve Corp.	19,700	1,121,324
Freeport-McMoRan Copper & Gold, Inc. (b)	39,000	1,134,900
General Electric Co. (b)	350,800	6,844,108
Gilead Sciences, Inc. (a)	26,600	1,219,610
Google, Inc., Class A (a)(b)	10,140	3,643,910
Hewlett-Packard Co.	21,100	807,708
Home Depot, Inc.	137,100	3,234,189
Intel Corp. (b)	143,100	2,289,600
International Business Machines Corp.	8,700	808,839
International Paper Co.	23,300	401,226
Johnson & Johnson (b)	124,400	7,630,696
Joy Global, Inc. (b)	15,200	440,496

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2008	31

Schedule of Investments (concluded)	BlackRock Global Equity Income Trust (BFD)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

United States—(concluded)
JPMorgan Chase & Co. (b)	121,000	$4,991,250
Kraft Foods, Inc.	111,170	3,239,494
Lam Research Corp. (a)	21,800	487,448
Leggett & Platt, Inc. (c)	155,200	2,694,272
Lincoln National Corp.	15,700	270,668
Linear Technology Corp.	74,900	1,698,732
Masco Corp.	185,500	1,882,825
Massey Energy Co.	8,200	189,338
Mattel, Inc.	128,500	1,930,070
McDonald’s Corp. (b)	78,400	4,541,712
Medco Health Solutions, Inc. (a)	20,400	774,180
Merck & Co., Inc.	61,300	1,897,235
Microchip Technology, Inc.	102,600	2,527,038
Microsoft Corp.	202,600	4,524,058
Monsanto Co. (b)	23,300	2,073,234
Motorola, Inc.	118,100	634,197
National Oilwell Varco, Inc. (a)	12,300	367,647
New York Community Bancorp, Inc. (b)	238,100	3,728,646
Nucor Corp.	56,000	2,268,560
Oracle Corp. (a)(b)	108,100	1,977,149
Peabody Energy Corp.	7,200	248,472
PepsiCo, Inc.	13,400	763,934
Pfizer, Inc. (c)	327,200	5,794,712
Procter & Gamble Co. (b)	92,700	5,982,858
Progress Energy, Inc.	18,600	732,282
Qualcomm, Inc. (b)	21,900	837,894
Reynolds American, Inc. (c)	59,400	2,908,224
Salesforce.com, Inc. (a)	13,700	424,152
Sara Lee Corp.	69,400	775,892
Schlumberger Ltd.	29,200	1,508,180
Smith International, Inc. (b)	48,183	1,661,350
Southern Co.	124,100	4,261,594
Spectra Energy Corp. (b)	166,500	3,218,445
Sprint Nextel Corp.	146,100	457,293
SunTrust Banks, Inc.	24,400	979,416
SYSCO Corp. (b)	39,100	1,024,420
Texas Instruments, Inc. (b)	25,500	498,780
Thermo Fisher Scientific, Inc. (a)	14,400	584,640
Transocean, Inc. (a)	6,607	543,954
Travelers Cos., Inc. (The) (b)	20,700	880,785
Tyco Electronics Ltd.	16,675	324,162
U.S. Bancorp (b)	147,100	4,385,051
United Parcel Service, Inc., Class B (b)	48,400	2,554,552
Verizon Communications, Inc. (b)	80,500	2,388,435
VF Corp.	52,700	2,903,770
Wal-Mart Stores, Inc.	27,000	1,506,870
Waste Management, Inc.	30,700	958,761
Wells Fargo & Co.	124,800	4,249,440
Weyerhauser Co.	51,800	1,979,796
Wyeth	27,000	868,860
Yahoo! Inc. (a)	7,900	101,278

		218,354,227

Total Long-Term Investments (Cost—$631,836,655)—88.8%		426,771,581

Short-Term Securities

Fidelity Institutional Money Market Prime Portfolio, 2.44% (d)	35,550,390	35,550,390

Total Short-Term Securities (Cost—$35,550,390)—7.4%		35,550,390

Total Investments Before Options Written (Cost—$667,387,045*)—96.2%		462,321,971

Options Written	Contracts	Value

Call Options Written—(2.7)%
Dow Jones Euro Stoxx, strike price 2,650 EUR, expires 12/19/08	(275)	$(577,802)
Dow Jones Euro Stoxx, strike price 2,850 EUR, expires 12/19/08	(1,085)	(1,111,150)
FTSE 100 Index, strike price 4,325 GBP, expires 12/19/08	(95)	(537,783)
FTSE 100 Index, strike price 4,775 GBP, expires 12/19/08	(360)	(809,663)
Nikkei, strike price 10,500 JPY, expires 12/12/08	(220)	(463,405)
Nikkei, strike price 9,000 JPY, expires 12/12/08	(120)	(831,388)
S&P 500, strike price $965, expires 12/22/08	(590)	(4,277,500)
S&P 500, strike price $1,005, expires 12/22/08	(695)	(3,554,924)
S&P 500, strike price $1,070, expires 12/22/08	(400)	(994,000)

Total Options Written (Premium Received—$9,618,280)—(2.7)%		(13,157,615)

Total Investments Net of Options Written—93.5%		449,164,356
Other Assets in Excess of Liabilities—6.5%		31,240,827

Net Assets—100.0%		$480,405,183

*	The cost and unrealized appreciation (depreciation) of investments as of October 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$670,773,917

Gross unrealized appreciation	$—
Gross unrealized depreciation	(208,451,946)

Net unrealized depreciation	$(208,451,946)

(a)	Non-income producing security.
(b)	Security, or a portion thereof, pledged as collateral for outstanding options written.
(c)	All or a portion of a security has been pledged as collateral in connection with open financial futures contracts.
(d)	Represents current yield as of report date.

•	Financial futures contracts purchased as of October 31, 2008 were as follows:

Contracts	Issue	Expiration Date	Face Value	Unrealized Appreciation (Depreciation)

363	Dow Jones Euro Stoxx	December 2008	$11,992,200	$(1,745,365)
149	FTSE 100 Index	December 2008	$10,499,324	(1,248,842)
182	Nikkei	December 2008	$8,124,505	(2,188,608)
536	S&P 500	December 2008	$25,923,640	610,260

Total				$(4,572,555)

See Notes to Financial Statements.

32	ANNUAL REPORT	OCTOBER 31, 2008

Schedule of Investments October 31, 2008	BlackRock Global Opportunities Equity Trust (BOE) (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Australia—1.0%
BHP Billiton Ltd. (ADR)	7,000	$272,160
Foster’s Group Ltd.	332,400	1,270,696
Sims Group Ltd.	63,500	608,943

		2,151,799

Belgium—0.8%
Belgacom S.A.	56,100	1,919,439

Bermuda—0.8%
Arch Capital Group Ltd. (a)	7,300	509,175
Covidien Ltd.	27,100	1,200,259

		1,709,434

Brazil—1.6%
Banco Bradesco S.A. (ADR)	14,800	173,160
Banco Itau Holding Financeira S.A. (ADR)	14,900	164,794
BM&FBOVESPA S.A.	81,644	216,687
Cia Energetica de Minas Gerais (ADR)	107,634	1,637,113
Petroleo Brasileiro S.A. (ADR)	50,400	1,355,256

		3,547,010

Canada—3.9%
Barrick Gold Corp. (b)	97,400	2,212,928
Bombardier, Inc., Class B	250,000	964,490
Canadian National Railway Co.	34,000	1,470,840
Husky Energy, Inc.	35,511	1,066,538
Potash Corp. of Saskatchewan	8,000	682,080
Research In Motion Ltd. (a)	11,300	569,859
Royal Bank of Canada	13,000	505,202
Ultra Petroleum Corp. (a)	31,900	1,484,945

		8,956,882

China—1.0%
China Construction Bank Corp., Class H	2,257,100	1,119,700
Industrial & Commercial Bank of China	2,635,100	1,239,869

		2,359,569

Finland—0.8%
Fortum Oyj	40,598	997,739
Wartsila Oyj, B Shares	30,300	767,690

		1,765,429

France—3.2%
Alstom S.A.	23,000	1,139,965
AXA S.A.	17,200	328,590
BNP Paribas	6,300	454,868
Compagnie Generale des Etablissements Michelin, Class B	25,100	1,291,924
PPR	9,500	605,440
Total S.A.	38,800	2,134,523
Unibail-Rodamco (REIT)	1,400	209,979
Vivendi	41,300	1,079,546

		7,244,835

Germany—3.5%
Adidas AG	32,700	1,135,879
Beiersdorf AG	15,400	803,645
E.ON AG	32,535	1,219,245
Fresenius Medical Care AG & Co. KGaA	36,200	1,603,755
Hannover Rueckversicherung AG	17,100	423,322
K+S AG	26,500	1,026,503
Linde AG	21,900	1,812,052

		8,024,401

Hong Kong—1.4%
ASM Pacific Technology Ltd.	388,000	1,296,283
China Mobile Ltd.	65,200	573,976
Esprit Holdings Ltd.	65,200	370,473
Industrial and Commercial Bank of China Asia Ltd.	207,500	218,653
New World Development Co. Ltd.	729,000	606,845

		3,066,230

Common Stocks	Shares	Value

Israel—1.4%
Partner Communications (ADR) (b)	166,300	$3,106,484

Italy—1.6%
AEM S.p.A.	424,746	774,152
Assicurazioni Generali S.p.A.	15,100	381,333
Eni S.p.A.	55,000	1,312,749
Intesa Sanpaolo S.p.A.	104,200	309,280
Parmalat S.p.A.	534,000	937,585

		3,715,099

Japan—3.8%
Canon, Inc.	32,400	1,133,729
ITOCHU Corp.	206,300	1,090,244
Konica Minolta Holdings, Inc.	109,000	715,836
Mizuho Financial Group, Inc.	120	293,016
Nintendo Co. Ltd.	8,000	2,570,466
Shizuoka Bank Ltd. (The)	80,200	708,307
Sumitomo Corp.	134,000	1,178,938
Toyota Motor Corp. (ADR)	11,400	867,426

		8,557,962

Luxembourg—0.7%
ArcelorMittal (b)	31,400	824,250
Tenaris S.A. (ADR)	35,600	733,004

		1,557,254

Mexico—0.6%
Fomento Economico Mexicano SAB de CV (ADR)	57,900	1,464,291

Netherlands—0.1%
Corio N.V. (REIT)	3,900	208,415

Norway—1.3%
Fred Olsen Energy ASA	33,200	1,097,616
Orkla ASA	158,000	1,051,840
Yara International ASA	43,000	898,365

		3,047,821

Philippines—0.5%
Philippine Long Distance Telephone Co. (ADR)	30,100	1,231,090

Russia—0.8%
Gazprom OAO (ADR)	47,300	941,889
LUKOIL (ADR)	22,700	871,476

		1,813,365

Singapore—1.9%
Singapore Airlines Ltd.	183,000	1,402,057
Singapore Telecommunications Ltd.	827,520	1,392,648
United Overseas Bank Ltd.	179,296	1,620,971

		4,415,676

South Korea—0.8%
Hyundai Motor Co.	15,800	730,100
Samsung Electronics Co. Ltd.	2,700	1,138,330

		1,868,430

Spain—0.5%
Banco Bilbao Vizcaya Argentaria S.A.	29,600	343,547
Banco Santander S.A.	81,200	878,192

		1,221,739

Sweden—0.1%
Nordea Bank AB	29,600	237,248

Switzerland—4.7%
ACE Ltd.	11,000	630,960
Alcon, Inc.	11,200	986,944
Credit Suisse Group AG	10,100	377,678
Julius Baer Holding AG	14,500	567,098
Nestle S.A.	67,000	2,605,429
Novartis AG (ADR)	31,300	1,595,987
Roche Holding AG	13,300	2,033,927

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2008	33

Schedule of Investments October 31, 2008	BlackRock Global Opportunities Equity Trust (BOE) (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Switzerland—(concluded)
Syngenta AG	5,800	$1,084,213
UBS AG (a)	27,900	473,387
Zurich Financial Services AG	2,100	426,043

		10,781,666

Taiwan—0.6%
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	151,303	1,249,763

United Kingdom—5.3%
AstraZeneca Plc	29,300	1,241,689
Barclays Plc	91,300	261,719
De La Rue Plc	165,066	2,381,209
HSBC Holdings Plc	135,000	1,598,968
Imperial Tobacco Group Plc	68,700	1,841,263
National Express Group Plc	100,000	921,193
Rio Tinto Plc (ADR)	1,200	223,044
Standard Chartered Plc	34,300	566,876
Unilever Plc	84,600	1,900,608
Vodafone Group Plc (ADR) (b)	54,800	1,055,996

		11,992,565

United States—45.9%
Allstate Corp. (The) (b)	10,600	279,734
Altera Corp.	72,000	1,249,200
Altria Group, Inc. (b)	130,300	2,500,457
Amgen, Inc. (a)(b)	66,300	3,970,707
Aon Corp.	40,100	1,696,230
Apple, Inc. (a)(b)	9,700	1,043,623
AvalonBay Communities, Inc. (REIT)	7,400	525,548
Bank of America Corp.	44,900	1,085,233
Baxter International, Inc.	44,400	2,685,756
BB&T Corp.	46,500	1,667,025
Becton Dickinson & Co. (b)	56,400	3,914,160
Broadcom Corp. (a)	60,000	1,024,800
Campbell Soup Co.	32,200	1,221,990
Charles Schwab Corp. (The)	36,900	705,528
Chesapeake Energy Corp. (b)	62,900	1,381,913
Chevron Corp. (b)	39,000	2,909,400
Cisco Systems, Inc. (a)(b)	22,400	398,048
Citigroup, Inc.	106,100	1,448,265
Colgate-Palmolive Co.	13,500	847,260
Comcast Corp., Class A	81,200	1,279,712
ConocoPhillips (b)	34,100	1,773,882
CVS Caremark Corp. (b)	13,300	407,645
Diamond Offshore Drilling, Inc. (b)	19,000	1,687,200
Dow Chemical Co. (The)	44,400	1,184,148
Eagle Bulk Shipping, Inc.	13,800	137,586
EOG Resources, Inc.	21,500	1,739,780
Exxon Mobil Corp. (b)	40,500	3,001,860
FPL Group, Inc.	35,400	1,672,296
Freeport-McMoRan Copper & Gold, Inc.	23,000	669,300
Genentech, Inc. (a)	35,600	2,952,664
General Electric Co.	59,000	1,151,090
Genzyme Corp. (a)	19,800	1,443,024
Google, Inc., Class A(a)	3,900	1,401,504
Greenhill & Co., Inc. (c)	17,300	1,141,281
H.J. Heinz Co. (b)	28,000	1,226,960
Halliburton Co.	22,200	439,338
Hudson City Bancorp, Inc.	17,600	331,056
Intel Corp.	72,000	1,152,000
IntercontinentalExchange, Inc. (a)	9,000	770,040
International Business Machines Corp. (b)	21,300	1,980,261
Johnson & Johnson (b)	47,100	2,889,114
JPMorgan Chase & Co.	30,200	1,245,750
Kellogg Co. (b)	28,100	1,416,802
KeyCorp	49,400	604,162
Kohl’s Corp. (a)	24,600	864,198

Common Stocks	Shares	Value

United States—(concluded)
Linear Technology Corp.	52,500	$1,190,700
McDonald’s Corp. (b)	34,000	1,969,620
Medco Health Solutions, Inc. (a)	28,300	1,073,985
Medtronic, Inc.	68,800	2,774,704
Microsoft Corp. (b)	73,700	1,645,721
Molson Coors Brewing Co., Class B	27,500	1,027,400
Motorola, Inc.	70,000	375,900
NASDAQ OMX Group (The) (a)	29,500	957,570
Newmont Mining Corp.	34,000	895,560
Nike, Inc.	41,500	2,391,645
Norfolk Southern Corp.	35,600	2,133,864
Occidental Petroleum Corp. (b)	69,200	3,843,368
Pfizer, Inc.	159,700	2,828,287
Pioneer Natural Resources Co.	39,400	1,096,502
Procter & Gamble Co.	29,500	1,903,930
Public Service Enterprise Group, Inc.	26,200	737,530
Qualcomm, Inc.	28,900	1,105,714
Regions Financial Corp.	51,100	566,699
Simon Property Group, Inc. (REIT)	5,300	355,259
T. Rowe Price Group, Inc.	15,200	601,008
Target Corp.	25,600	1,027,072
Torchmark Corp.	8,300	346,691
U.S. Bancorp	32,900	980,749
UMB Financial Corp.	16,700	757,011
Wal-Mart Stores, Inc.	24,300	1,356,183
Walt Disney Co. (The)	53,300	1,380,470
Wells Fargo & Co.	59,900	2,039,595
Weyerhauser Co.	23,300	890,526
Yum! Brands, Inc.	43,000	1,247,430

		104,618,223

Total Common Stocks—88.6%		201,832,119

Exchange-Traded Funds

United States—7.7%
Financial Select Sector SPDR Fund	93,400	1,450,502
iShares Dow Jones Euro Stoxx Banks	78,700	1,848,661
iShares Dow Jones Stoxx 600 Banks	106,400	2,708,176
iShares Dow Jones U.S. Real Estate Index Fund	37,900	1,608,476
SPDR KBW Insurance	65,200	1,615,656
Lyxor Dow Jones Stoxx 600 Financial Services	30,700	885,874
Lyxor Dow Jones Stoxx 600 Insurance	25,500	422,839
SPDR Trust Series 1	73,000	7,068,590

Total Exchange-Traded Funds—7.7%		17,608,774

Total Long-Term Investments (Cost—$298,120,823)—96.3%		219,440,893

Short-Term Securities	Beneficial Interest/Shares

Money Market Funds—2.0%
BlackRock Liquidity Series, LLC Money Market Series, 1.57% (d)(e)(f)	1,130,500	1,130,500
Fidelity Institutional Money Market Prime Portfolio, 2.44% (d)	3,384,302	3,384,302

Total Money Market Funds		4,514,802

See Notes to Financial Statements.

34	ANNUAL REPORT	OCTOBER 31, 2008

Schedule of Investments (continued)	BlackRock Global Opportunities Equity Trust (BOE)
(Percentages shown are based on Net Assets)

Short-Term Securities	Principal Amount	Value

U.S. Government and Agency Discount Notes—4.0%
Federal National Mortgage Association Discount Notes, 2.08%, 11/04/08 (g)	$9,100,000	$9,098,430

Total Short-Term Securities (Cost—$13,613,232)—6.0%		13,613,232

Options Purchased	Contracts

Call Options Purchased—0.0%
American Electric Power Co., Inc., strike price $45, expires 11/21/08	26,000	460
Archer Daniels Midland Co., strike price $45, expires 12/22/08	439	3,293
BHP Billiton Ltd. (ADR), strike price $95, expires 11/24/08	70	350
Citigroup, Inc., strike price $28.25, expires 11/03/08	145	—
CVS Caremark Corp., strike price $42.50, expires 11/24/08	340	2,550
Dime Community Bancshares, strike price $20, expires 11/07/08	70,000	553
EOG Resources, Inc., strike price $145, expires 11/21/08	7,000	155
Financial Select Sector SPDR Fund, strike price $27, expires 12/22/08	238	595
Google, Inc., Class A, strike price $640, expires 12/22/08	10	150
Legal & General Group Plc, strike price 1.14 GBP, expires 11/04/08	745,200	12
Oriflame Cosmetics S.A., strike price 410 SEK, expires 11/07/08	18,476	—
Research In Motion Ltd., strike price $160, expires 12/22/08	55	220
TELUS Corp., strike price 48 CAD, expires 11/24/08	340	11,989
Ultra Petroleum Corp., strike price $115, expires 12/22/08	58	726
Yara International ASA, strike price 330 NOK, expires 11/04/08	14,500	—

Total Options Purchased (Cost—$247,024)—0.0%		21,053

Total Investments Before Options Written (Cost—$311,981,079*)—102.3%		233,075,178

Options Written

Call Options Written—(0.8)%
ACE Ltd., strike price $55, expires 11/24/08	(110)	(61,050)
Adidas AG, strike price 44 EUR, expires 12/19/08	(80)	(1,630)
Adidas AG, strike price 47.48 EUR, expires 11/04/08	(18,000)	—
AEM S.p.A., strike price 2.50 EUR, expires 11/04/08	(235,000)	(3)
Alcon, Inc., strike price $100, expires 11/24/08	(25)	(17,543)
Alcon, Inc., strike price $165, expires 11/24/08	(75)	(1,125)
Allstate Corp. (The), strike price $47.50, expires 01/19/09	(60)	(600)
Alstom S.A., strike price 82 EUR, expires 11/06/08	(13,000)	—
Altera Corp., strike price $23, expires 11/07/08	(75)	—
Altera Corp., strike price $23.41, expires 11/18/08	(32,100)	(3)
Altria Group, Inc., strike price $22.25, expires 11/21/08	(52,000)	(3,536)
Altria Group, Inc., strike price $22.50, expires 12/20/08	(195)	(5,948)
American Electric Power Co., Inc., strike price $45, expires 11/24/08	(130)	(1,300)
American Electric Power Co., Inc., strike price $47.50, expires 11/24/08	(130)	(1,300)
Amgen, Inc., strike price $65, expires 01/19/09	(200)	(57,400)
Amgen, Inc., strike price $65, expires 12/22/08	(165)	(32,340)
Aon Corp., strike price $47.75, expires 11/07/08	(120)	(56)

Options Written	Contracts	Value

Call Options Written—(continued)
Aon Corp., strike price $51, expires 11/21/08	(10,000)	$(189)
Apple, Inc., strike price $200, expires 01/19/09	(47)	(517)
ArcelorMittal, strike price $95, expires 12/20/08	(144)	(2,880)
ArcelorMittal, strike price $110, expires 12/22/08	(65)	(975)
Arch Capital Group Ltd., strike price $70, expires 12/22/08	(40)	(17,600)
Archer Daniels Midland Co., strike price $46, expires 11/03/08	(26,900)	—
ASM Pacific Technology Ltd., strike price 67.32 HKD, expires 11/05/08	(213,400)	—
Assicurazioni Generali S.p.A., strike price 22.04 EUR, expires 12/09/08	(5,000)	(2,768)
AstraZeneca Plc, strike price 24.50 GBP, expires 12/02/08	(16,200)	(49,610)
AvalonBay Communities, Inc. (REIT), strike price $105, expires 11/11/08	(30)	—
AvalonBay Communities, Inc. (REIT), strike price $110, expires 01/19/09	(15)	(1,050)
AXA S.A., strike price 26 EUR, expires 11/21/08	(100)	(1,020)
Banco Bradesco S.A. (ADR), strike price $15, expires 01/19/09	(30)	(3,675)
Banco Bradesco S.A. (ADR), strike price $22.50, expires 12/22/08	(70)	(350)
Banco Itau Holding Financeira S.A. (ADR), strike price $11, expires 11/10/08	(79)	(8,604)
Banco Itau Holding Financeira S.A. (ADR), strike price $22.50, expires 12/22/08	(70)	(700)
Banco Santander S.A., strike price 12.41 EUR, expires 11/07/08	(30,000)	—
Bank of America Corp., strike price $37.50, expires 11/10/08	(7,600)	(3)
Bank of America Corp., strike price $40, expires 11/24/08	(170)	(425)
Barrick Gold Corp., strike price $51, expires 11/21/08	(25,000)	—
Barrick Gold Corp., strike price $52, expires 11/03/08	(250)	—
Baxter International, Inc., strike price $65, expires 11/22/08	(100)	(8,500)
Baxter International, Inc., strike price $67.50, expires 11/24/08	(100)	(3,500)
Baxter International, Inc., strike price $70, expires 11/24/08	(50)	(625)
BB&T Corp., strike price $35, expires 12/22/08	(160)	(61,600)
BB&T Corp., strike price $45, expires 11/24/08	(50)	(500)
BB&T Corp., strike price $45, expires 12/22/08	(100)	(2,750)
Becton Dickinson & Co., strike price $75, expires 12/22/08	(50)	(9,250)
Becton Dickinson & Co., strike price $85, expires 12/22/08	(145)	(3,988)
Becton Dickinson & Co., strike price $90.05, expires 11/21/08	(11,500)	(49)
Beiersdorf AG, strike price 43.04 EUR, expires 11/11/08	(8,500)	(10,277)
Belgacom S.A., strike price 27.24 EUR, expires 12/02/08	(15,000)	(18,520)
BHP Billiton Ltd. (ADR), strike price $47.18, expires 12/15/08	(1,750)	(2,263)
BNP Paribas, strike price 69 EUR, expires 11/07/08	(3,100)	(12)
Bombardier, Inc., Class B, strike price 9 CAD, expires 01/19/09	(750)	(4,045)
Bombardier, Inc., Class B, strike price 9 CAD, expires 11/23/08	(500)	(4,148)
Broadcom Corp., strike price $30, expires 11/24/08	(330)	(1,650)
Campbell Soup Co., strike price $40, expires 11/24/08	(322)	(15,295)
Canadian National Railway Co., strike price $51.59, expires 11/21/08	(17,000)	(1,639)
Canon, Inc., strike price 5,900 JPY, expires 11/05/08	(17,800)	—
Charles Schwab Corp. (The), strike price $25, expires 12/22/08	(55)	(1,375)

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2008	35

Schedule of Investments (continued)	BlackRock Global Opportunities Equity Trust (BOE)
(Percentages shown are based on Net Assets)

Options Written	Contracts	Value

Call Options Written—(continued)
Charles Schwab Corp. (The), strike price $25.50, expires 11/10/08	(12,200)	$(12)
Chesapeake Energy Corp., strike price $55.05, expires 12/19/08	(30,000)	(4,281)
Chesapeake Energy Corp., strike price $57, expires 11/03/08	(170)	—
Chevron Corp., strike price $80, expires 01/19/09	(100)	(52,000)
China Construction Bank Corp., Class H, strike price 7.11 HKD, expires 11/05/08	(1,128,000)	(2)
China Mobile Ltd., strike price 110.61 HKD, expires 11/05/08	(36,000)	—
China Mobile Ltd., strike price 98.16 HKD, expires 11/05/08	(29,000)	—
Cia Energetica de Minas Gerais (ADR), strike price $25, expires 12/22/08	(160)	(5,600)
Cisco Systems, Inc., strike price $29.50, expires 11/07/08	(180)	—
Citigroup, Inc., strike price $21.50, expires 11/10/08	(19,300)	(17)
Citigroup, Inc., strike price $25, expires 01/19/09	(70)	(840)
Citigroup, Inc., strike price $25, expires 12/22/08	(320)	(1,920)
Citigroup, Inc., strike price $28.50, expires 11/03/08	(145)	—
Colgate-Palmolive Co., strike price $75, expires 11/24/08	(120)	(1,200)
Comcast Corp., Class A, strike price $22.50, expires 01/19/09	(420)	(6,300)
Compagnie Generale des Etablissements Michelin, Class B, strike price 50.09 EUR, expires 11/13/08	(13,800)	(5,091)
ConocoPhillips, strike price $60, expires 01/19/09	(80)	(25,800)
Covidien Ltd., strike price $55, expires 11/24/08	(135)	(1,350)
CVS Caremark Corp., strike price $44, expires 11/21/08	(34,000)	(10)
CVS Caremark Corp., strike price $45, expires 11/24/08	(65)	(325)
De La Rue Plc, strike price 9.69 GBP, expires 11/04/08	(111,000)	(2,773)
Diamond Offshore Drilling, Inc., strike price $141, expires 11/21/08	(10,000)	(24)
Dime Community Bancshares, strike price $20.52, expires 11/07/08	(70,000)	(224)
Dow Chemical Co. (The), strike price $25.80, expires 12/24/08	(22,000)	(60,564)
E.ON AG, strike price 40.82 EUR, expires 11/13/08	(8,000)	(8)
Eni S.p.A., strike price 22.37 EUR, expires 11/13/08	(55,000)	(8,038)
EOG Resources, Inc., strike price $95, expires 12/19/08	(10,000)	(34,922)
EOG Resources, Inc., strike price $150, expires 11/03/08	(95)	—
Esprit Holdings Ltd., strike price 99.10 HKD, expires 11/05/08	(18,000)	—
Esprit Holdings Ltd., strike price 107.07 HKD, expires 11/05/08	(47,200)	—
Exxon Mobil Corp., strike price $85, expires 12/22/08	(225)	(50,963)
Financial Select Sector SPDR Fund, strike price $26, expires 01/19/09	(750)	(3,000)
Financial Select Sector SPDR Fund, strike price $27.05, expires 11/21/08	(23,800)	(193)
Fomento Economico Mexicano SAB de CV (ADR), strike price $48, expires 11/03/08	(419)	—
Fomento Economico Mexicana SAB de CV (ADR), strike price $49, expires 11/07/08	(16,000)	—
Fortum Oyj, strike price 27.86 EUR, expires 11/04/08	(22,300)	—
Foster’s Group Ltd., strike price 5.88 AUD, expires 11/05/08	(183,000)	(9,151)
FPL Group, Inc., strike price $70, expires 12/22/08	(95)	(475)
FPL Group, Inc., strike price $71, expires 11/21/08	(10,000)	(213)
Fred Olsen Energy ASA, strike price 334.40 NOK, expires 11/04/08	(4,000)	—
Fresenius Medical Care AG & Co. KGaA, strike price 35.50 EUR, expires 11/04/08	(20,000)	(16,064)
Gazprom OAO (ADR), strike price $64.68, expires 11/04/08	(16,500)	(12)
Genentech, Inc., strike price $95, expires 12/22/08	(200)	(31,500)

Options Written	Contracts	Value

Call Options Written—(continued)
General Electric Co., strike price $21, expires 12/22/08	(325)	$(35,263)
Genzyme Corp., strike price $75, expires 12/22/08	(85)	(33,150)
Google, Inc., Class A, strike price $440, expires 01/19/09	(10)	(8,550)
Google, Inc., Class A, strike price $600, expires 12/22/08	(10)	(150)
Google, Inc., Class A, strike price $650, expires 12/22/08	(10)	(100)
Greenhill & Co., Inc., strike price $70, expires 12/22/08	(85)	(27,200)
H.J. Heinz Co., strike price $50.05, expires 11/21/08	(10,000)	(1,582)
H.J. Heinz Co., strike price $52, expires 12/19/08	(18,000)	(7,414)
Halliburton Co., strike price $52.29, expires 11/03/08	(12,000)	—
Hannover Rueckversicherung AG, strike price 34.22 EUR, expires 11/04/08	(9,400)	—
HSBC Holdings Plc, strike price 8.67 GBP, expires 11/07/08	(16,000)	(209)
HSBC Holdings Plc, strike price 8.85 GBP, expires 12/02/08	(11,000)	(1,878)
HSBC Holdings Plc, strike price 9.35 GBP, expires 11/07/08	(40,000)	(7)
Hudson City Bancorp, Inc., strike price $19, expires 11/03/08	(8,800)	(1,675)
Husky Energy, Inc., strike price 49 CAD, expires 11/20/08	(355)	(2,356)
Hyundai Motor Co., strike price 70,980 KRW, expires 11/12/08	(8,700)	(3,223)
Industrial and Commercial Bank of China Asia Ltd., strike price 20.69 HKD, expires 12/03/08	(103,000)	—
Intel Corp., strike price $23, expires 11/21/08	(40,000)	(24)
IntercontinentalExchange, Inc., strike price $90, expires 11/24/08	(25)	(14,750)
IntercontinentalExchange, Inc., strike price $100, expires 12/22/08	(48)	(30,000)
International Business Machines Corp., strike price $135, expires 11/03/08	(25)	—
iShares Dow Jones U.S. Real Estate Index Fund, strike price $67, expires 11/03/08	(100)	—
Johnson & Johnson, strike price $68, expires 11/07/08	(100)	(115)
Johnson & Johnson, strike price $70, expires 11/28/08	(160)	(3,083)
JPMorgan Chase & Co., strike price $45, expires 12/22/08	(90)	(17,415)
JPMorgan Chase & Co., strike price $47.50, expires 12/22/08	(60)	(6,990)
Julius Baer Holding AG, strike price 67.50 CHF, expires 11/04/08	(4,800)	—
K+S AG, strike price 240 EUR, expires 12/19/08	(10)	(1,003)
K+S AG, strike price 260 EUR, expires 12/19/08	(56)	(21,983)
Kellogg Co., strike price $55, expires 12/22/08	(280)	(25,900)
KeyCorp, strike price $11.25, expires 12/30/08	(270)	(63,936)
Kohl’s Corp., strike price $50.29, expires 11/21/08	(13,500)	(216)
Konica Minolta Holdings, Inc., strike price 1,572.64 JPY, expires 11/12/08	(27,000)	—
Legal & General Group Plc, strike price 1.15 GBP, expires 11/04/08	(482,200)	(8)
Legal & General Group Plc, strike price 1.16 GBP, expires 11/04/08	(263,000)	(4)
Linde AG, strike price 87.97 EUR, expires 11/07/08	(8,700)	(26)
Linde AG, strike price 94 EUR, expires 11/23/08	(34)	(3,068)
Linear Technology Corp., strike price $32.50, expires 01/19/09	(85)	(1,063)
McDonald’s Corp., strike price $61, expires 11/21/08	(17,000)	(20,405)
Medco Health Solutions, Inc., strike price $40, expires 01/19/09	(40)	(13,800)
Medco Health Solutions, Inc., strike price $50, expires 11/24/08	(115)	(1,150)
Medtronic, Inc., strike price $55, expires 01/19/09	(100)	(2,250)
Mizuho Financial Group, Inc., strike price 575,921.50 JPY, expires 11/05/08	(120)	—
Motorola, Inc., strike price $7.50, expires 01/19/09	(175)	(3,063)

See Notes to Financial Statements.

36	ANNUAL REPORT	OCTOBER 31, 2008

Schedule of Investments (continued)	BlackRock Global Opportunities Equity Trust (BOE)
(Percentages shown are based on Net Assets)

Options Written	Contracts	Value

Call Options Written—(continued)
NASDAQ OMX Group (The), strike price $30, expires 12/22/08	(150)	$(78,750)
National Express Group Plc, strike price 9.08 GBP, expires 11/04/08	(25,000)	—
Nestle S.A., strike price 45 CHF, expires 11/04/08	(30,000)	(25,000)
Nestle S.A., strike price 52.40 CHF, expires 11/07/08	(37,000)	(99)
New World Development Co. Ltd., strike price 23.19 HKD, expires 11/05/08	(365,000)	(1)
Newmont Mining Corp., strike price $60, expires 12/22/08	(70)	(280)
Nike, Inc., strike price $65.50, expires 12/19/08	(10,000)	(15,888)
Nike, Inc., strike price $71, expires 11/21/08	(13,000)	(1,108)
Nintendo Co. Ltd., strike price 62,485.84 JPY, expires 11/05/08	(3,400)	—
Nintendo Co. Ltd., strike price 62,685 JPY, expires 11/05/08	(2,200)	—
Nordea Bank AB, strike price 104 SEK, expires 11/04/08	(15,000)	—
Norfolk Southern Corp., strike price $62.99, expires 11/03/08	(18,000)	(3,422)
Novartis AG (ADR), strike price $60, expires 11/21/08	(17,000)	(2,105)
Occidental Petroleum Corp., strike price $65, expires 01/19/09	(170)	(71,400)
Oriflame Cosmetics S.A., strike price 415.86 SEK, expires 11/07/08	(18,476)	—
Orkla ASA, strike price 68.99 NOK, expires 11/04/08	(118,500)	—
Parmalat S.p.A., strike price 1.94 EUR, expires 11/11/08	(307,837)	(4)
Partner Communications (ADR), strike price $24.03, expires 11/21/08	(67,000)	(161)
Partner Communications (ADR), strike price $25, expires 11/24/08	(245)	(3,675)
Petroleo Brasileiro S.A. (ADR), strike price $55, expires 11/24/08	(90)	(450)
Pfizer, Inc., strike price $20, expires 01/19/09	(370)	(27,010)
Pfizer, Inc., strike price $20, expires 12/22/08	(500)	(21,250)
Philippine Long Distance Telephone Co. (ADR), strike price $65, expires 01/19/09	(165)	(8,250)
Pioneer Natural Resources Co., strike price $65, expires 12/22/08	(314)	(4,710)
Pioneer Natural Resources Co., strike price $75, expires 12/22/08	(80)	(800)
Potash Corp. of Saskatchewan, strike price $120, expires 01/19/09	(15)	(4,800)
PPR, strike price 82.29 EUR, expires 11/04/08	(5,200)	—
Procter & Gamble Co., strike price $68.50, expires 11/21/08	(15,000)	(10,218)
Public Service Enterprise Group, Inc., strike price $45, expires 12/22/08	(105)	(788)
Qualcomm, Inc., strike price $48.75, expires 11/03/08	(144)	—
Qualcomm, Inc., strike price $52.50, expires 01/19/09	(145)	(4,858)
Regions Financial Corp., strike price $11.38, expires 12/30/08	(280)	(41,126)
Research In Motion Ltd., strike price $170, expires 12/22/08	(55)	(165)
Rio Tinto Plc (ADR), strike price $195, expires 12/22/08	(2)	(4,840)
Roche Holding AG, strike price 190 CHF, expires 12/09/08	(3,300)	(20,494)
Royal Bank of Canada, strike price 50 CAD, expires 01/19/09	(50)	(11,844)
Samsung Electronics Co. Ltd., strike price 799,580.37 KRW, expires 11/05/08	(1,450)	—
Shizuoka Bank Ltd. (The), strike price 895.02 JPY, expires 01/06/09	(26,500)	(26,450)
Simon Property Group, Inc. (REIT), strike price $95, expires 01/19/09	(26)	(3,900)

Options Written	Contracts	Value

Call Options Written—(concluded)
Sims Group Ltd., strike price 34 AUD, expires 11/05/08	(28,600)	$—
Sims Group Ltd., strike price 41.57 AUD, expires 11/05/08	(34,900)	—
Singapore Airlines Ltd., strike price 17.16 SGD, expires 11/05/08	(55,000)	—
Singapore Telecommunications Ltd., strike price 3.97 SGD, expires 11/05/08	(414,000)	(3)
SPDR KBW Insurance, strike price $48, expires 12/22/08	(200)	(7,000)
SPDR KBW Insurance, strike price $49.86, expires 11/21/08	(13,000)	(1)
Sumitomo Corp., strike price 763.76 JPY, expires 01/06/09	(44,000)	(78,423)
Syngenta AG, strike price 334.41 CHF, expires 11/04/08	(5,800)	—
T. Rowe Price Group, Inc., strike price $60, expires 11/24/08	(30)	(300)
T. Rowe Price Group, Inc., strike price $62, expires 11/11/08	(5,000)	(20)
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR), strike price $11, expires 11/14/08	(80,000)	(48)
Target Corp., strike price $62.50, expires 01/19/09	(100)	(6,850)
TELUS Corp., strike price 50 CAD, expires 11/24/08	(140)	(2,207)
TELUS Corp., strike price 52 CAD, expires 11/22/08	(200)	(1,825)
Torchmark Corp., strike price $65, expires 11/24/08	(40)	(3,000)
Total S.A., strike price 52.89 EUR, expires 11/04/08	(10,000)	(4)
Total S.A., strike price 58.29 EUR, expires 11/04/08	(5,000)	—
Toyota Motor Corp. (ADR), strike price $90, expires 01/19/09	(65)	(23,400)
U.S. Bancorp, strike price $30, expires 11/03/08	(56)	(2,752)
U.S. Bancorp, strike price $37.50, expires 12/22/08	(125)	(1,875)
Ultra Petroleum Corp., strike price $60, expires 01/19/09	(80)	(22,400)
UMB Financial Corp., strike price $56.50, expires 11/10/08	(5,400)	(1,725)
Unilever Plc, strike price 16.60 GBP, expires 11/11/08	(46,500)	(1,654)
United Overseas Bank Ltd., strike price 22.07 SGD, expires 11/05/08	(90,000)	(1)
Vivendi, strike price 24.98 EUR, expires 11/13/08	(22,700)	(4,554)
Vodafone Group Plc (ADR), strike price $35.25, expires 11/21/08	(28,000)	(8)
Wal-Mart Stores, Inc., strike price $60, expires 12/22/08	(120)	(24,540)
Wal-Mart Stores, Inc., strike price $65, expires 11/24/08	(120)	(2,760)
Walt Disney Co. (The), strike price $33.39, expires 11/21/08	(19,500)	(226)
Walt Disney Co. (The), strike price $35, expires 01/19/09	(100)	(2,250)
Wells Fargo & Co., strike price $30, expires 11/03/08	(145)	(59,288)
Wells Fargo & Co., strike price $40, expires 01/19/09	(90)	(12,825)
Wells Fargo & Co., strike price $40, expires 11/24/08	(100)	(2,250)
Weyerhauser Co., strike price $65, expires 01/19/09	(120)	(1,800)
Yara International ASA, strike price 332.72 NOK, expires 11/04/08	(57,500)	—
Yum! Brands, Inc., strike price $40.50, expires 11/07/08	(22,000)	—

Total Call Options Written		(1,757,902)

Put Options Written—(0.0)%
IntercontinentalExchange, Inc., strike price $70, expires 11/24/08	(70)	(19,775)
Target Corp., strike price $40, expires 11/24/08	(75)	(27,000)

Total Put Options		(46,775)

Total Options Written (Premium Received—$8,453,687)—(0.8)%		(1,804,677)

Total Investments Net of Options Written—101.5%		231,270,501
Liabilities in Excess of Other Assets—(1.5)%		(3,435,931)

Net Assets—100.0%		$227,834,570

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2008	37

Schedule of Investments (concluded)	BlackRock Global Opportunities Equity Trust (BOE)

*	The cost and unrealized appreciation (depreciation) of investments as of October 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$311,822,150

Gross unrealized appreciation	$4,719,964
Gross unrealized depreciation	(83,466,936)

Net unrealized depreciation	$(78,746,972)

(a)	Non-income producing security.
(b)	Security, or a portion thereof, pledged as collateral for outstanding options written.
(c)	Security, or a portion of security, is on loan.
(d)	Represents current yield as of report date.
(e)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940 were as follows:

Affiliate	Net Activity	Income

BlackRock Liquidity Series, LLC Money Market Series	1,130,500	$51,605

(f)	Security purchased with the cash proceeds from securities loans.
(g)	Rate shown is the yield to maturity as of the date of purchase.

•	Foreign currency exchange contracts as of October 31, 2008 were as follows:

Currency Purchased		Currency Sold		Settlement Date	Unrealized Appreciation

USD	43,798	JPY	4,256,000	11/04/08	$588
USD	12,216	CHF	14,000	11/03/08	144

Total					$732

See Notes to Financial Statements.

38	ANNUAL REPORT	OCTOBER 31, 2008

Schedule of Investments October 31, 2008	BlackRock Health Sciences Trust (BME)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Biotechnology—22.4%
3SBio, Inc. (ADR) (a)	5,800	$36,192
Alexion Pharmaceuticals, Inc. (a)(b)	93,100	3,793,825
Amgen, Inc. (a)(b)	187,900	11,253,331
ARYx Therapeutics, Inc. (a)	20,300	49,329
Biogen Idec, Inc. (a)(b)	61,800	2,629,590
Celera Corp. (a)	118,700	1,342,497
Genentech, Inc. (a)(b)	104,160	8,639,031
Genzyme Corp. (a)	97,230	7,086,122
Halozyme Therapeutics, Inc. (a)	12,200	58,438
Incyte Corp. Ltd. (a)	33,700	139,855
Integra LifeSciences Holdings Corp. (a)(c)	104,120	3,908,665
Nanosphere, Inc. (a)	13,200	65,736
Vertex Pharmaceuticals, Inc. (a)	44,890	1,176,567

		40,179,178

Commercial Services—0.6%
McKesson Corp.	28,610	1,052,562

Healthcare Products—26.5%
Alcon, Inc. (b)	43,200	3,806,784
Alphatec Holdings, Inc. (a)	70,900	278,637
Baxter International, Inc. (b)	154,950	9,372,925
Beckman Coulter, Inc.	53,580	2,674,714
Becton Dickinson & Co. (b)	30,000	2,082,000
Covidien Ltd.	70,960	3,142,818
Cyberonics, Inc. (a)	99,100	1,262,534
DiaSorin S.p.A.	32,200	591,688
Immucor, Inc. (a)	87,200	2,315,160
Johnson & Johnson (b)	123,670	7,585,918
Medtronic, Inc. (b)	229,090	9,239,200
Qiagen N.V. (a)	207,100	2,953,246
SenoRx, Inc. (a)	34,900	92,136
St. Jude Medical, Inc. (a)	58,100	2,209,543

		47,607,303

Healthcare Services—5.1%
Aetna, Inc. (b)	83,800	2,084,106
DaVita, Inc. (a)(b)	53,980	3,063,365
Fresenius Medical Care AG & Co. KGaA	60,200	2,667,018
UnitedHealth Group, Inc.	57,700	1,369,221

		9,183,710

Pharmaceuticals—22.6%
Abbott Laboratories (b)	63,640	3,509,746
AmerisourceBergen Corp. (b)	82,590	2,582,589
AstraZeneca Plc	27,400	1,161,170
Auxilium Pharmaceuticals, Inc. (a)(b)	120,400	2,365,860
BioForm Medical, Inc. (a)	12,800	26,240
BioMarin Pharmaceutical, Inc. (a)(b)	99,028	1,814,193
Express Scripts, Inc. (a)	26,880	1,629,197
Gilead Sciences, Inc. (a)(b)	169,660	7,778,911
Medco Health Solutions, Inc. (a)(b)	101,710	3,859,894
Medivation, Inc. (a)(c)	23,000	431,710
Novartis AG (ADR) (b)	88,690	4,522,303
Poniard Pharmaceuticals, Inc. (a)	66,500	208,810
Rigel Pharmaceuticals, Inc. (a)	59,730	520,248
Roche Holding AG	27,150	4,151,964
Teva Pharmaceutical Industries Ltd. (ADR) (b)	66,950	2,870,816
United Therapeutics Corp. (a)	21,760	1,898,125
Wyeth	39,432	1,268,922

		40,600,698

Technology—0.3%
CVS Caremark Corp. (b)	18,000	551,700

Software—0.2%
MedAssets, Inc. (a)	25,240	364,213

Total Long-Term Investments (Cost—$145,194,981)—77.7%		139,539,364

Short-Term Securities	Beneficial Interest/Shares	Value

BlackRock Liquidity Series, LLC Money Market Series, 1.57% (d)(e)(f)	2,226,500	$2,226,500
Fidelity Institutional Money Market Prime Portfolio, 2.44% (d)	35,994,746	35,994,746

Total Short-Term Securities (Cost—$38,221,246)—21.3%		38,221,246

Options Purchased	Contracts

Call Options Purchased—0.1%
Alexion Pharmaceuticals, Inc., strike price $35, expires 11/22/08	100	69,000
Celgene Corp., strike price $71, expires 11/14/08	190	8,238
Celgene Corp., strike price $75, expires 01/19/09	42	7,560
Charles River Laboratories International, Inc., strike price $60, expires 11/24/08	226	5,085
Stryker Corp., strike price $72, expires 11/07/08	20,500	—

Total Options Purchased (Cost—$117,335)—0.1%		89,883

Total Investments Before Options Written (Cost—$183,533,562*)—99.1%		177,850,493

Options Written

Call Options Written—(0.4)%
Abbott Laboratories, strike price $60, expires 11/24/08	(470)	(25,850)
Aetna, Inc., strike price $50, expires 01/19/09	(100)	(750)
Alcon, Inc., strike price $100, expires 11/24/08	(150)	(105,255)
Alcon, Inc., strike price $165, expires 11/26/08	(5,000)	(47)
Alcon, Inc., strike price $170, expires 11/24/08	(50)	(750)
Alcon, Inc., strike price $175, expires 11/24/08	(50)	(750)
AmerisourceBergen Corp., strike price $45, expires 11/24/08	(100)	(1,500)
Amgen, Inc., strike price $62.50, expires 11/05/08	(30,000)	(10,503)
Amgen, Inc., strike price $70, expires 01/19/09	(200)	(25,900)
AstraZeneca Plc, strike price 24.50 GBP, expires 12/02/08	(7,800)	(23,886)
Auxilium Pharmaceuticals, Inc., strike price $40, expires 12/22/08	(200)	(18,000)
Auxilium Pharmaceuticals, Inc., strike price $42.50, expires 11/14/08	(235)	—
Baxter International, Inc., strike price $65, expires 11/22/08	(300)	(25,500)
Baxter International, Inc., strike price $68, expires 11/03/08	(200)	(2)
Baxter International, Inc., strike price $70, expires 11/24/08	(300)	(3,750)
Beckman Coulter, Inc., strike price $75, expires 11/24/08	(50)	(750)
Beckman Coulter, Inc., strike price $80, expires 11/24/08	(50)	(250)
Becton Dickinson & Co., strike price $90, expires 12/22/08	(200)	(7,000)
Becton Dickinson & Co., strike price $95, expires 12/22/08	(100)	(2,500)
Biogen Idec, Inc., strike price $40, expires 12/22/08	(155)	(80,600)
Biogen Idec, Inc., strike price $45, expires 12/22/08	(155)	(39,913)
Biogen Idec, Inc., strike price $50, expires 11/24/08	(125)	(4,688)
BioMarin Pharmaceutical, Inc., strike price $41, expires 11/21/08	(25,000)	—
Celera Corp., strike price $15, expires 11/24/08	(180)	(2,700)
Celgene Corp., strike price $71.50, expires 11/14/08	(190)	(7,089)
Celgene Corp., strike price $80, expires 01/19/09	(42)	(3,570)
Charles River Laboratories International, Inc., strike price $65, expires 11/24/08	(200)	(4,000)
Charles River Laboratories International, Inc., strike price $70, expires 11/24/08	(26)	(520)
Covidien Ltd., strike price $55, expires 11/24/08	(150)	(1,500)

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2008	39

Schedule of Investments (concluded)	BlackRock Health Sciences Trust (BME)
(Percentages shown are based on Net Assets)

Options Written	Contracts	Value

Call Options Written—(continued)
DaVita, Inc., strike price $60, expires 01/19/09	(70)	$(18,025)
Express Scripts, Inc., strike price $75, expires 12/22/08	(14)	(1,540)
Express Scripts, Inc., strike price $80, expires 11/24/08	(50)	(500)
Fresenius Medical Care AG & Co. KGaA, strike price 35.50 EUR, expires 11/04/08	(10,000)	(8,032)
Genentech, Inc., strike price $90, expires 11/24/08	(220)	(23,100)
Genentech, Inc., strike price $95, expires 12/22/08	(200)	(31,500)
Genzyme Corp., strike price $85, expires 11/24/08	(200)	(4,000)
Gilead Sciences, Inc., strike price $55, expires 01/19/09	(350)	(37,625)
Gilead Sciences, Inc., strike price $57.50, expires 11/24/08	(150)	(1,500)
Gilead Sciences, Inc., strike price $60, expires 11/24/08	(100)	(1,500)
Immucor, Inc., strike price $30, expires 11/24/08	(50)	(1,500)
Immucor, Inc., strike price $35, expires 12/22/08	(50)	(1,250)
Incyte Corp. Ltd., strike price $12.50, expires 12/22/08	(50)	(1,500)
Integra LifeSciences Holdings Corp., strike price $50, expires 01/19/09	(10)	(725)
Integra LifeSciences Holdings Corp., strike price $50, expires 11/21/08	(10,000)	(53)
Integra LifeSciences Holdings Corp., strike price $50, expires 11/24/08	(22)	(440)
Integra LifeSciences Holdings Corp., strike price $50, expires 12/22/08	(135)	(3,713)
Johnson & Johnson, strike price $70, expires 01/19/09	(100)	(11,250)
Johnson & Johnson, strike price $70, expires 11/03/08	(150)	—
Johnson & Johnson, strike price $75, expires 01/19/09	(70)	(2,800)
McKesson Corp., strike price $60, expires 11/24/08	(60)	(600)
Medco Health Solutions, Inc., strike price $53, expires 11/07/08	(210)	—
Medtronic, Inc., strike price $52.50, expires 11/14/08	(200)	(180)
Medtronic, Inc., strike price $55, expires 01/19/09	(50)	(1,125)
Medtronic, Inc., strike price $55, expires 11/24/08	(138)	(690)
Medtronic, Inc., strike price $57.50, expires 11/24/08	(200)	(1,000)
Novartis AG (ADR), strike price $53, expires 11/03/08	(150)	(2,447)
Novartis AG (ADR), strike price $60, expires 01/19/09	(100)	(8,750)
Poniard Pharmaceuticals, Inc., strike price $5, expires 12/22/08	(100)	(3,250)
Qiagen N.V., strike price $20, expires 01/19/09	(100)	(2,500)
Qiagen N.V., strike price $22.50, expires 11/24/08	(400)	(4,000)
Rigel Pharmaceuticals, Inc., strike price $25, expires 12/22/08	(75)	(3,750)
Rigel Pharmaceuticals, Inc., strike price $30, expires 12/22/08	(25)	(625)
Roche Holding AG, strike price 190 CHF, expires 11/07/08	(15,000)	(17,917)
St. Jude Medical, Inc., strike price $45, expires 01/19/09	(130)	(12,025)
Stryker Corp., strike price $72, expires 11/07/08	(205)	—
Teva Pharmaceutical Industries Ltd. (ADR), strike price $45, expires 12/22/08	(200)	(26,000)
Teva Pharmaceutical Industries Ltd. (ADR), strike price $47.50, expires 12/22/08	(100)	(4,750)
United Therapeutics Corp., strike price $115, expires 11/24/08	(100)	(36,500)
UnitedHealth Group, Inc., strike price $27.50, expires 12/22/08	(80)	(8,600)
Vertex Pharmaceuticals, Inc., strike price $40, expires 01/19/09	(50)	(1,500)

Total Call Options		(684,285)

Put Options Written—(1.9)%
Abbott Laboratories, strike price $55, expires 11/24/08	(320)	(68,000)
Aetna, Inc., strike price $30, expires 11/24/08	(100)	(55,500)
Aetna, Inc., strike price $38.50, expires 11/10/08	(21,300)	(290,319)
Amgen, Inc., strike price $55, expires 11/24/08	(265)	(31,403)
Amgen, Inc., strike price $61, expires 11/10/08	(242)	(59,842)
Baxter International, Inc., strike price $57.50, expires 11/24/08	(300)	(47,250)

Options Written	Contracts	Value

Put Options Written—(concluded)
Becton Dickinson & Co., strike price $68, expires 12/01/08	(90,000)	$(257,660)
Becton Dickinson & Co., strike price $75, expires 11/24/08	(250)	(166,250)
Becton Dickinson & Co., strike price $82.75, expires 11/05/08	(280)	(373,800)
Celera Corp., strike price $12.50, expires 11/24/08	(278)	(52,125)
Celera Corp., strike price $15, expires 11/10/08	(14,000)	(52,007)
CVS Caremark Corp., strike price $35, expires 11/24/08	(50)	(23,000)
CVS Caremark Corp., strike price $36, expires 11/05/08	(350)	(187,250)
CVS Caremark Corp., strike price $36.50, expires 11/03/08	(955)	(558,675)
Genentech, Inc., strike price $80, expires 11/24/08	(220)	(63,250)
Halozyme Therapeutics, Inc., strike price $7, expires 11/03/08	(330)	(72,930)
Immucor, Inc., strike price $22.50, expires 11/24/08	(185)	(8,787)
Johnson & Johnson, strike price $65, expires 11/24/08	(95)	(45,125)
Johnson & Johnson, strike price $70, expires 11/24/08	(100)	(90,000)
Medco Health Solutions, Inc., strike price $45, expires 11/24/08	(50)	(37,000)
Medtronic, Inc., strike price $45, expires 11/24/08	(48)	(25,200)
Medtronic, Inc., strike price $50, expires 11/24/08	(50)	(48,500)
Merck & Co., Inc., strike price $31.50, expires 11/10/08	(1,321)	(195,032)
Novartis AG (ADR), strike price $50, expires 11/24/08	(50)	(10,500)
Pfizer, Inc., strike price $18.75, expires 11/03/08	(1,745)	(189,647)
Roche Holding AG, strike price 184 CHF, expires 11/03/08	(21,100)	(138,173)
United Therapeutics Corp., strike price $85, expires 11/24/08	(20)	(22,800)
UnitedHealth Group, Inc., strike price $20, expires 11/24/08	(185)	(11,562)
UnitedHealth Group, Inc., strike price $21, expires 11/24/08	(185)	(15,263)
Vertex Pharmaceuticals, Inc., strike price $25, expires 11/24/08	(40)	(6,800)
Vertex Pharmaceuticals, Inc., strike price $29, expires 11/10/08	(263)	(79,775)

Total Put Options Written		(3,283,425)

Total Options Written (Premium Received—$5,552,545)—(2.3)%		(3,967,710)

Total Investments Net of Options Written—96.8%		173,882,783
Other Assets in Excess of Liabilities—3.2%		5,759,015

Net Assets—100.0%		$179,641,798

*	The cost and unrealized appreciation (depreciation) of investments as of October 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$185,027,640

Gross unrealized appreciation	$8,515,841
Gross unrealized depreciation	(15,692,988)

Net unrealized depreciation	$(7,177,147)

(a)	Non-income producing security.
(b)	Security, or a portion thereof, pledged as collateral for outstanding options written.
(c)	Security, or a portion of security, is on loan.
(d)	Represents current yield as of report date.
(e)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940 were as follows:

Affiliate	Net Activity	Income

BlackRock Liquidity Series, LLC Money Market Series	(949,100)	$64,833

(f)	Security purchased with the cash proceeds from securities loans.

See Notes to Financial Statements.

40	ANNUAL REPORT	OCTOBER 31, 2008

Schedule of Investments October 31, 2008	BlackRock International Growth and Income Trust (BGY)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Australia—2.6%
BHP Billiton Ltd. (ADR) (a)	216,300	$8,409,744
OZ Minerals Ltd.	4,238,520	2,662,701
Santos Ltd.	656,000	5,939,327
Sims Group Ltd.	442,150	4,240,067
Woodside Petroleum Ltd.	280,000	7,911,424

		29,163,263

Belgium—1.2%
Belgacom S.A.	304,100	10,404,662
Compagnie Maritime Belge S.A.	141,500	2,744,716

		13,149,378

Brazil—2.6%
Aracruz Celulose S.A. (ADR)	207,700	2,762,410
BM&FBOVESPA S.A.	377,444	1,001,755
Cia Energetica de Minas Gerais (ADR) (a)	744,431	11,322,796
Petroleo Brasileiro S.A. (ADR) (a)	356,900	9,597,041
Unibanco - Uniao de Bancos Brasileiros S.A. (GDR)	71,900	4,535,452

		29,219,454

Canada—8.7%
Barrick Gold Corp. (a)	509,300	11,571,296
Bombardier, Inc., Class B	1,400,000	5,401,145
Canadian National Railway Co.	186,000	8,046,360
Canadian Natural Resources Ltd.	196,200	9,900,344
EnCana Corp. (a)	155,300	7,906,323
Goldcorp, Inc.	307,700	5,754,217
Husky Energy, Inc. (a)	277,276	8,327,712
Kinross Gold Corp.	1,102,300	11,477,528
Potash Corp. of Saskatchewan	17,400	1,483,524
Shoppers Drug Mart Corp.	170,000	6,544,429
Suncor Energy, Inc.	234,000	5,597,280
Teck Cominco Ltd., Class B	34,765	341,045
TELUS Corp.	237,600	8,391,796
Toronto-Dominion Bank	110,000	5,194,723

		95,937,722

Chile—1.0%
Banco Santander-Chile (ADR) (a)	291,200	10,424,960

China—1.1%
China Construction Bank Corp., Class H	11,927,500	5,916,985
Industrial & Commercial Bank of China	13,925,700	6,552,329

		12,469,314

Denmark—0.3%
TrygVesta AS	56,100	3,373,243

Finland—0.4%
Wartsila Oyj, B Shares	159,100	4,031,007

France—6.0%
Alstom S.A.	126,600	6,274,766
AXA S.A.	340,100	6,497,289
BNP Paribas	105,500	7,617,243
Cap Gemini S.A.	203,500	6,556,720
Casino Guichard Perrachon S.A.	78,800	5,508,353
France Telecom S.A.	291,900	7,360,432
Societe Generale	75,600	4,120,582
Total S.A.	192,000	10,562,588
Unibail-Rodamco (REIT)	7,200	1,079,891
Vivendi	416,100	10,876,490

		66,454,354

Germany—7.0%
Adidas AG	268,900	9,340,605
BASF AG	249,000	8,220,402
DaimlerChrysler AG	130,200	4,413,784
Deutsche Post AG (a)	561,300	6,154,445
E.ON AG	223,206	8,364,614
Hannover Rueckversicherung AG	90,894	2,250,145

Common Stocks	Shares	Value

Germany—(concluded)
Linde AG	179,800	$14,877,032
MAN AG	99,200	4,850,256
RWE AG	137,800	11,296,985
SAP AG	136,200	4,768,527
ThyssenKrupp AG	171,000	3,238,840

		77,775,635

Greece—0.6%
OPAP S.A.	320,000	6,987,098

Hong Kong—3.5%
China Mobile Ltd.	691,700	6,089,254
Esprit Holdings Ltd.	938,700	5,333,785
Kerry Properties Ltd.	1,641,300	4,123,019
New World Development Co. Ltd.	4,073,000	3,390,504
Sun Hung Kai Properties Ltd.	619,200	5,424,875
Yue Yuen Industrial Holdings Ltd.	7,244,500	14,490,028

		38,851,465

Indonesia—0.3%
Telekomunikasi Indonesia Tbk PT (ADR)	155,800	3,122,232

Israel—1.2%
Cellcom Israel Ltd.	431,400	12,709,044

Italy—2.0%
Assicurazioni Generali S.p.A.	126,800	3,202,190
Enel S.p.A.	2,265,690	15,158,055
Intesa Sanpaolo S.p.A.	1,388,600	4,121,548

		22,481,793

Japan—11.5%
Bank of Yokohama Ltd. (The)	1,770,500	8,587,778
Canon, Inc.	179,600	6,284,499
Daito Trust Construction Co. Ltd.	209,500	8,837,757
Fanuc Ltd.	182,000	12,126,416
Honda Motor Co. Ltd.	529,400	13,163,740
ITOCHU Corp.	1,144,300	6,047,341
Japan Real Estate Investment Corp. (REIT)	380	3,364,938
Japan Tobacco, Inc.	2,380	8,443,466
Komatsu Ltd.	756,900	8,321,107
Konica Minolta Holdings, Inc.	989,000	6,495,066
Mizuho Financial Group, Inc.	1,320	3,223,178
Nintendo Co. Ltd.	60,100	19,310,628
Shizuoka Bank Ltd. (The)	584,300	5,160,393
Sumitomo Corp.	1,154,600	10,158,219
Toyo Suisan Kaisha Ltd.	314,500	8,108,941

		127,633,467

Luxembourg—2.3%
ArcelorMittal	190,000	4,932,700
Oriflame Cosmetics S.A.	108,186	3,379,892
Reinet Investments SCA (b)	32,222	331,834
SES S.A.	724,490	13,033,277
Tenaris S.A. (ADR)	195,000	4,015,050

		25,692,753

Malaysia—1.6%
IOI Corp. Bhd	144,725	114,722
Sime Darby Bhd	3,737,000	6,600,105
Telekom Malaysia Bhd	5,111,200	4,835,068
TM International Bhd (b)	5,111,200	6,541,291

		18,091,186

Netherlands—1.7%
Corio N.V. (REIT)	20,400	1,090,172
Heineken N.V.	440,700	14,866,239
Koninklijke Ahold N.V. (a)	252,600	2,711,756

		18,668,167

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2008	41

Schedule of Investments (continued)	BlackRock International Growth and Income Trust (BGY)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Norway—2.1%
Fred Olsen Energy ASA	289,116	$9,558,382
Orkla ASA	156,000	1,038,526
StatoilHydro ASA	390,000	7,844,312
Yara International ASA	238,500	4,982,792

		23,424,012

Philippines—0.6%
Philippine Long Distance Telephone Co. (ADR) (a)	149,600	6,118,640

Russia—1.3%
Gazprom OAO (ADR)	257,900	5,135,583
NovaTek OAO (GDR)	143,700	5,682,741
Tatneft (GDR)	82,400	3,609,320

		14,427,644

Singapore—4.3%
CapitaLand Ltd.	2,819,000	5,649,746
Singapore Airlines Ltd.	1,014,000	7,768,774
Singapore Technologies Engineering Ltd.	4,781,000	7,548,499
Singapore Telecommunications Ltd.	10,041,100	16,898,339
United Overseas Bank Ltd.	1,028,800	9,301,129

		47,166,487

South Africa—0.8%
Sasol Ltd. (ADR)	320,100	9,260,493

South Korea—0.6%
Samsung Electronics Co. Ltd.	14,900	6,281,895

Spain—1.1%
Banco Bilbao Vizcaya Argentaria S.A.	460,700	5,347,034
Banco Popular Espanol S.A.	241,000	2,193,258
Banco Santander S.A.	450,000	4,866,825

		12,407,117

Sweden—0.9%
Nordea Bank AB	518,700	4,157,451
SSAB Svenskt Stal AB, Series A	151,800	1,534,857
TeliaSonera AB	970,000	4,267,678

		9,959,986

Switzerland—7.5%
ACE Ltd.	50,750	2,911,020
Compagnie Financiere Richemont S.A.	235,391	4,948,549
Credit Suisse Group AG	53,200	1,989,354
Nestle S.A.	392,000	15,243,701
Novartis AG	723,200	36,708,196
Swiss Life Holding AG (b)	17,900	1,612,900
Syngenta AG	65,000	12,150,663
UBS AG (b)	263,900	4,477,664
Zurich Financial Services AG	14,800	3,002,589

		83,044,636

Taiwan—3.5%
Nan Ya Plastics Corp.	8,936,000	12,384,247
Taiwan Mobile Co. Ltd.	9,200,333	12,720,407
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	1,298,513	10,725,717
Via Technologies, Inc. (b)	13,673,000	3,310,064

		39,140,435

Turkey—0.5%
Turkcell Iletisim Hizmet AS (ADR) (a)	407,400	4,998,798

United Kingdom—17.5%
Arriva Plc (a)	736,500	7,125,215
AstraZeneca Plc	143,500	6,081,308
Aviva Plc	386,500	2,305,474
Barclays Plc	262,300	751,904
BP Plc	2,469,700	20,131,698
BP Plc (ADR)	92,000	4,572,400
British American Tobacco Plc	481,705	13,212,808
De La Rue Plc	958,773	13,831,068
Firstgroup Plc	1,075,200	7,095,353

Common Stocks	Shares	Value

United Kingdom—(concluded)
HSBC Holdings Plc	684,900	$8,112,096
Imperial Tobacco Group Plc	251,300	6,735,216
Intercontinental Hotels Group Plc	466,550	3,960,873
International Power Plc (a)	2,033,400	7,274,485
Meggitt Plc	1,696,800	3,717,204
National Express Group Plc (a)	618,200	5,694,816
Northumbrian Water Group Plc (a)	1,806,100	9,076,373
Prudential Plc	356,500	1,790,818
Rio Tinto Plc (ADR)	35,700	6,635,559
Royal Dutch Shell Plc, Class B	748,600	20,295,849
Smiths Group Plc	590,700	7,605,637
Standard Chartered Plc	254,900	4,212,736
Standard Life Plc	966,300	3,740,575
Unilever Plc	525,000	11,794,551
United Business Media Ltd.	801,100	5,212,932
Vodafone Group Plc	3,441,600	6,620,653
Willis Group Holdings Ltd. (a)	219,400	5,757,057

		193,344,658

Total Long-Term Investments (Cost—$1,935,718,848)—96.3%		1,065,810,336

Short-Term Securities

Fidelity Institutional Money Market Prime Portfolio, 2.44% (c)	54,770,810	54,770,810

Total Short-Term Securities (Cost—$54,770,810)—4.9%		54,770,810

Total Investments Before Options Written (Cost—$1,990,489,658*)—101.2%		1,120,581,146

Options Written	Contracts

Call Options Written—(1.6)%
ACE Ltd., strike price $50, expires 11/24/08	(144)	(136,800)
ACE Ltd., strike price $60, expires 12/22/08	(135)	(53,325)
Adidas AG, strike price 33.73 EUR, expires 12/09/08	(52,000)	(58,711)
Adidas AG, strike price 38 EUR, expires 11/21/08	(52,000)	(5,736)
Alstom S.A., strike price 82 EUR, expires 11/06/08	(70,000)	(1)
Aracruz Celulose S.A. (ADR), strike price $20, expires 12/22/08	(400)	(48,000)
ArcelorMittal, strike price 55.14 EUR, expires 11/04/08	(52,000)	(1)
Arriva Plc, strike price 6.47 GBP, expires 12/09/08	(245,000)	(74,548)
Assicurazioni Generali S.p.A., strike price 23.70 EUR, expires 11/04/08	(64,000)	(17)
AstraZeneca Plc, strike price 24.50 GBP, expires 12/02/08	(79,000)	(241,927)
AXA S.A., strike price 21.99 EUR, expires 11/04/08	(102,000)	(26)
AXA S.A., strike price 23 EUR, expires 11/03/08	(50,000)	(1)
Banco Bilbao Vizcaya Argentaria S.A., strike price 10.34 EUR, expires 12/09/08	(230,500)	(113,355)
Banco Santander S.A., strike price 9.32 EUR, expires 12/12/08	(100,000)	(54,806)
Bank of Yokohama Ltd. (The), strike price 668.63 JPY, expires 11/05/08	(1,103,500)	(128)
Barclays Plc, strike price 2.73 GBP, expires 12/09/08	(145,000)	(7,508)
Barrick Gold Corp., strike price $32.50, expires 12/22/08	(1,400)	(77,000)
BASF AG, strike price 24.50 EUR, expires 12/09/08	(35,000)	(141,121)
BASF AG, strike price 26.25 EUR, expires 12/09/08	(50,000)	(144,489)
Belgacom S.A., strike price 27.24 EUR, expires 12/02/08	(60,000)	(74,078)
Belgacom S.A., strike price 30 EUR, expires 11/21/08	(160)	(2,514)
BHP Billiton Ltd. (ADR), strike price $47.18, expires 12/15/08	(50,000)	(64,655)

See Notes to Financial Statements.

42	ANNUAL REPORT	OCTOBER 31, 2008

Schedule of Investments (continued)	BlackRock International Growth and Income Trust (BGY)
(Percentages shown are based on Net Assets)

Options Written	Contracts	Value

Call Options Written—(continued)
BHP Billiton Ltd. (ADR), strike price $75, expires 11/24/08	(250)	$(1,250)
BNP Paribas, strike price 70 EUR, expires 12/02/08	(37,200)	(65,522)
Bombardier, Inc., Class B, strike price 6 CAD, expires 12/22/08	(2,500)	(37,335)
BP Plc, strike price 5.38 GBP, expires 11/03/08	(1,479,700)	(106,982)
British American Tobacco Plc, strike price 16.67 GBP, expires 11/24/08	(285,200)	(596,534)
British American Tobacco Plc, strike price 18.20 GBP, expires 12/02/08	(52,600)	(64,086)
Canon, Inc., strike price 3,053.95 JPY, expires 01/06/09	(60,000)	(405,104)
Cap Gemini S.A., strike price 26.72 EUR, expires 12/09/08	(50,000)	(111,563)
CapitaLand Ltd., strike price 2.96 SGD, expires 01/06/09	(515,000)	(114,547)
CapitaLand Ltd., strike price 4.68 SGD, expires 11/12/08	(423,000)	(3)
Casino Guichard Perrachon S.A., strike price 57.31 EUR, expires 12/09/08	(20,000)	(72,015)
Cellcom Israel Ltd., strike price $30.33, expires 12/19/08	(140,000)	(123,046)
China Construction Bank Corp., Class H, strike price 3.88 HKD, expires 01/06/09	(4,000,000)	(298,874)
China Mobile Ltd., strike price 97.76 HKD, expires 11/12/08	(380,000)	(41)
China Mobile Ltd., strike price 98.16 HKD, expires 11/05/08	(311,000)	—
Cia Energetica de Minas Gera (ADR), strike price $17.57, expires 12/19/08	(200,000)	(160,300)
DaimlerChrysler AG, strike price 29.58 EUR, expires 12/09/08	(30,000)	(82,416)
Daito Trust Construction Co. Ltd., strike price 4,588.13 JPY, expires 11/05/08	(100,000)	(26,422)
Daito Trust Construction Co. Ltd., strike price 4,694.96 JPY, expires 11/05/08	(109,500)	(16,334)
De La Rue Plc, strike price 8.90 GBP, expires 12/02/08	(200,000)	(130,513)
De La Rue Plc, strike price 8.90 GBP, expires 12/09/08	(200,000)	(144,285)
De La Rue Plc, strike price 9.31 GBP, expires 01/07/09	(125,000)	(82,093)
Deutsche Post AG, strike price 11.24 EUR, expires 12/09/08	(150,000)	(27,838)
E.ON AG, strike price 35.63 EUR, expires 12/09/08	(50,000)	(14,134)
EnCana Corp., strike price $50, expires 12/22/08	(425)	(261,375)
Enel S.p.A., strike price 5.40 EUR, expires 11/24/08	(2,265,690)	(655,915)
Esprit Holdings Ltd., strike price 42.98 HKD, expires 01/06/09	(188,000)	(164,673)
Esprit Holdings Ltd., strike price 84 HKD, expires 11/12/08	(328,000)	—
Fanuc Ltd., strike price 6,839.94 JPY, expires 01/06/09	(60,000)	(527,836)
Firstgroup Plc, strike price 4.74 GBP, expires 12/09/08	(450,000)	(101,618)
France Telecom S.A., strike price 22 EUR, expires 12/09/08	(100,000)	(99,204)
Fred Olsen Energy ASA, strike price 216.12 NOK, expires 12/02/08	(95,400)	(284,784)
Fred Olsen Energy ASA, strike price 216.12 NOK, expires 12/09/08	(95,400)	(304,353)
Gazprom OAO (ADR), strike price $16.56, expires 12/09/08	(50,000)	(256,804)
Heineken N.V., strike price 26.63 EUR, expires 12/02/08	(100,000)	(205,782)
Honda Motor Co. Ltd., strike price 2,609.90 JPY, expires 01/06/09	(175,000)	(514,092)
HSBC Holdings Plc, strike price 8.72 GBP, expires 12/09/08	(155,000)	(40,984)
HSBC Holdings Plc, strike price 8.85 GBP, expires 12/02/08	(225,000)	(38,415)
Husky Energy, Inc., strike price 49 CAD, expires 11/20/08	(2,770)	(18,385)
Imperial Tobacco Group Plc, strike price 16.66 GBP, expires 12/09/08	(70,000)	(142,020)

Options Written	Contracts	Value

Call Options Written—(continued)
Imperial Tobacco Group Plc, strike price 16.68 GBP, expires 12/02/08	(68,000)	$(124,438)
Industrial & Commercial Bank of China, strike price 3.91 HKD, expires 01/06/09	(3,500,000)	(181,028)
Intercontinental Hotels Group Plc, strike price 7.78 GBP, expires 11/04/08	(100,000)	(2)
International Power Plc, strike price 2.09 GBP, expires 12/09/08	(500,000)	(166,727)
Intesa Sanpaolo S.p.A., strike price 3.34 EUR, expires 11/03/08	(1,388,600)	(18)
IOI Corp. Bhd, strike price $5.15, expires 11/12/08	(1,600,000)	(16)
ITOCHU Corp., strike price 492.69 JPY, expires 01/06/09	(380,000)	(348,327)
Japan Real Estate Investment Corp. (REIT), strike price 844,868.75 JPY, expires 01/06/09	(200)	(251,872)
Japan Tobacco, Inc., strike price 490,000 JPY, expires 11/12/08	(1,700)	(93)
Kerry Properties Ltd., strike price 19.43 HKD, expires 01/06/09	(403,000)	(159,591)
Kerry Properties Ltd., strike price 36.69 HKD, expires 11/12/08	(500,000)	(1)
Kinross Gold Corp., strike price 18 CAD, expires 01/19/09	(2,500)	(150,377)
Komatsu Ltd., strike price 2,565.77 JPY, expires 11/05/08	(756,900)	—
Konica Minolta Holdings, Inc., strike price 1,572.64 JPY, expires 11/12/08	(450,000)	—
Konica Minolta Holdings, Inc., strike price 702.33 JPY, expires 01/06/09	(100,000)	(88,396)
Linde AG, strike price 69.94 EUR, expires 12/09/08	(26,000)	(183,104)
MAN AG, strike price 47.50 EUR, expires 12/02/08	(49,600)	(91,389)
Meggitt Plc, strike price 1.45 GBP, expires 11/24/08	(848,400)	(72,744)
Mizuho Financial Group, Inc., strike price 233,211.44 JPY, expires 01/06/09	(570)	(236,928)
Mizuho Financial Group, Inc., strike price 487,664.24 JPY, expires 11/12/08	(300)	—
Nan Ya Plastics Corp., strike price $52.10, expires 11/12/08	(2,500,000)	(25)
National Express Group Plc, strike price 7.18 GBP, expires 12/09/08	(125,000)	(6,992)
Nestle S.A., strike price 45.05 CHF, expires 12/02/08	(65,000)	(132,469)
New World Development Co. Ltd., strike price 7.00 HKD, expires 01/06/09	(1,400,000)	(110,557)
Nintendo Co. Ltd., strike price 55,955.03 JPY, expires 11/05/08	(26,000)	—
Nordea Bank AB, strike price 79.09 SEK, expires 12/02/08	(263,000)	(11,122)
Nordea Bank AB, strike price 85 SEK, expires 11/21/08	(1,000)	(2,363)
Northumbrian Water Group Plc, strike price 2.96 GBP, expires 01/07/09	(250,000)	(109,630)
Northumbrian Water Group Plc, strike price 3.01 GBP, expires 12/02/08	(250,000)	(73,663)
Northumbrian Water Group Plc, strike price 3.01 GBP, expires 12/09/08	(250,000)	(78,299)
Novartis AG, strike price 60 CHF, expires 12/09/08	(245,000)	(598,251)
Novartis AG, strike price 62 CHF, expires 12/12/08	(101,000)	(187,199)
Novartis AG, strike price 64 CHF, expires 11/21/08	(500)	(35,184)
Orkla ASA, strike price 47.28 NOK, expires 12/02/08	(39,000)	(14,422)
OZ Minerals Ltd., strike price 1.87 AUD, expires 11/12/08	(1,000,000)	(7)
Petroleo Brasileiro S.A. (ADR), strike price $40, expires 12/22/08	(1,000)	(47,500)
Philippine Long Distance Telephone Co. (ADR), strike price $50, expires 12/22/08	(825)	(43,312)
Potash Corp. of Saskatchewan, strike price $90, expires 12/22/08	(35)	(32,025)
Prudential Plc, strike price 3.89 GBP, expires 12/12/08	(75,000)	(16,598)
Rio Tinto Plc (ADR), strike price $195, expires 12/22/08	(72)	(174,240)
Royal Dutch Shell Plc, Class B, strike price 16.02 GBP, expires 12/09/08	(300,000)	(896,017)

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2008	43

Schedule of Investments (concluded)	BlackRock International Growth and Income Trust (BGY)
(Percentages shown are based on Net Assets)

Options Written	Contracts	Value

Call Options Written—(continued)
RWE AG, strike price 69.27 EUR, expires 12/09/08	(50,000)	$(370,030)
Samsung Elctronics Co. Ltd., strike price 558,620 KRW, expires 11/12/08	(8,000)	(89,750)
Samsung Elctronics Co. Ltd., strike price 567,525 KRW, expires 01/06/09	(3,000)	(102,557)
Santos Ltd., strike price 13.54 AUD, expires 12/03/08	(165,000)	(144,082)
SAP AG, strike price 29.61 EUR, expires 12/09/08	(76,500)	(173,346)
SAP AG, strike price 41 EUR, expires 11/21/08	(194)	(865)
Sasol Ltd. (ADR), strike price $35, expires 12/22/08	(1,000)	(125,000)
SES S.A., strike price 14.88 EUR, expires 12/09/08	(250,000)	(190,265)
Shizuoka Bank Ltd. (The), strike price 895.02 JPY, expires 01/06/09	(350,000)	(349,344)
Sims Group Ltd., strike price 34 AUD, expires 11/05/08	(197,000)	(1)
Singapore Airlines Ltd., strike price 11.42 SGD, expires 01/06/09	(258,000)	(137,737)
Singapore Airlines Ltd., strike price 15.49 SGD, expires 11/12/08	(300,000)	(2)
Singapore Technologies Engineering Ltd., strike price 2.24 SGD, expires 01/06/09	(1,300,000)	(211,281)
Singapore Technologies Engineering Ltd., strike price 2.82 SGD, expires 11/12/08	(1,300,000)	(1,452)
Singapore Telecommunications Ltd., strike price 2.60 SGD, expires 01/06/09	(3,300,000)	(423,746)
Smiths Group Plc, strike price 8.05 GBP, expires 12/02/08	(162,500)	(130,436)
Societe Generale, strike price 57.50 EUR, expires 12/02/08	(37,800)	(40,300)
SSAB Svenskt Stal AB, Series A, strike price 160.08 SEK, expires 11/04/08	(151,800)	—
Standard Chartered Plc, strike price 11.17 GBP, expires 12/12/08	(45,000)	(65,057)
Standard Life Plc, strike price 2.35 GBP, expires 12/02/08	(525,000)	(202,077)
StatoilHydro ASA, strike price 143.54 NOK, expires 12/12/08	(100,000)	(152,584)
Sumitomo Corp., strike price 763.76 JPY, expires 01/06/09	(380,000)	(677,292)
Sun Hung Kai Properties Ltd., strike price 112.71 HKD, expires 11/12/08	(100,000)	—
Sun Kung Kai Properties Ltd., strike price 74.50 HKD, expires 01/06/09	(200,000)	(146,086)
Suncor Energy, Inc., strike price $35, expires 12/22/08	(650)	(27,625)
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR), strike price $8.75, expires 12/22/08	(250,000)	(106,975)
TELUS Corp., strike price 44 CAD, expires 12/22/08	(650)	(119,991)
ThyssenKrupp AG, strike price 36.11 EUR, expires 11/04/08	(171,000)	(2)
Toronto-Dominion Bank, strike price 62 CAD, expires 12/22/08	(275)	(42,209)
Toronto-Dominion Bank, strike price 64 CAD, expires 12/22/08	(330)	(31,486)
Total S.A., strike price 45 EUR, expires 12/19/08	(500)	(211,918)
Toyo Suisan Kaisha Ltd., strike price 2,849.73 JPY, expires 01/06/09	(173,000)	(267,180)
TrygVesta AS, strike price 355 DKK, expires 12/09/08	(36,000)	(120,055)
Turkcell Iletisim Hizmet AS (ADR), strike price $18, expires 12/22/08	(224,000)	(41,082)
Unibanco - Uniao de Bancos Brasileiros S.A. (GDR), strike price $90, expires 12/22/08	(200)	(42,000)
Unilever Plc, strike price 15.40 GBP, expires 12/09/08	(288,000)	(229,808)
United Overseas Bank Ltd., strike price 14.33 SGD, expires 01/06/09	(103,000)	(52,002)
United Overseas Bank Ltd., strike price 19.42 SGD, expires 11/12/08	(465,000)	(3)

Options Written	Contracts	Value

Call Options Written—(concluded)
Vivendi, strike price 22.35 EUR, expires 12/09/08	(100,000)	$(134,963)
Vodafone Group Plc, strike price 1.47 GBP, expires 11/04/08	(1,000,000)	(16)
Wartsila Oyj, B Shares, strike price 22.81 EUR, expires 12/09/08	(40,000)	(63,002)
Willis Group Holdings Ltd., strike price $30, expires 12/22/08	(600)	(48,000)
Yara International ASA, strike price 328.05 NOK, expires 11/13/08	(57,500)	—
Yue Yuen Industrial Holdings Ltd., strike price 16.77 HKD, expires 01/06/09	(2,500,000)	(271,513)
Zurich Financial Services AG, strike price 233.88 CHF, expires 12/09/08	(9,600)	(189,203)

Total Options Written (Premium Received—$19,940,508)—(1.6)%		(17,953,473)

Total Investments Net of Options Written—99.6%		1,102,627,673
Other Assets in Excess of Liabilities—0.4%		3,888,341

Net Assets—100.0%		$1,106,516,014

*	The cost and unrealized appreciation (depreciation) of investments as of October 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$1,992,518,121

Gross unrealized appreciation	$—
Gross unrealized depreciation	(871,936,975)

Net unrealized depreciation	$(871,936,975)

(a)	Security, or a portion thereof, pledged as collateral for outstanding options written.
(b)	Non-income producing security.
(c)	Represents current yield as of report date.

•	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940 were as follows:

	Affiliate	Net Activity	Income

	BlackRock Liquidity Series, LLC Money Market Series	—	$2,633

•	Foreign currency exchange contracts as of October 31, 2008 were as follows:

Currency Purchased		Currency Sold		Settlement Date	Unrealized Appreciation (Depreciation)

USD	2,009,859	JPY	195,305,000	11/04/08	$26,985
USD	9,088	NOK	61,000	11/03/08	34
USD	501,089	SGD	748,000	11/03/08	(3,337)
USD	412,740	CHF	473,000	11/03/08	4,859
USD	38,553	EUR	30,000	11/03/08	321
USD	16,275	GBP	10,000	11/04/08	185
USD	99,497	NOK	663,000	11/03/08	1,084
USD	46,635	GBP	29,000	11/04/08	(25)

Total					$30,106

•	Swap outstanding as of October 31, 2008 was as follows:

	Notional Amount	Unrealized Depreciation

Pay a floating rate based on 1-month LIBOR minus 300 basis points and receive a fixed rate based on the return of the underlying equity baskets.
Broker, Deutsche Bank Expires December 2008	$6,000,000	$(1,061,948)

See Notes to Financial Statements.

44	ANNUAL REPORT	OCTOBER 31, 2008

Schedule of Investments October 31, 2008	BlackRock Real Asset Equity Trust (BCF) (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Chemicals—13.7%
Agrium, Inc.	65,000	$2,468,700
Air Products & Chemicals, Inc. (a)	110,400	6,417,552
Celanese Corp., Series A	132,100	1,830,906
Dow Chemical Co. (The)	231,025	6,161,437
E.I. du Pont de Nemours & Co.	548,479	17,551,328
Mosaic Co. (The)	23,900	941,899
Olin Corp.	229,000	4,158,640
Potash Corp. of Saskatchewan	82,000	6,991,320
Praxair, Inc.	183,100	11,928,965
Rohm & Haas Co.	210,600	14,815,710

		73,266,457

Coal—5.0%
Arch Coal, Inc. (a)	165,300	3,539,073
Consol Energy, Inc. (a)	270,079	8,477,780
Massey Energy Co. (a)	325,500	7,515,795
Patriot Coal Corp. (b)	31,560	499,595
Peabody Energy Corp. (a)	187,400	6,467,174

		26,499,417

Forest Products & Paper—7.0%
International Paper Co. (a)	556,000	9,574,320
MeadWestvaco Corp.	610,000	8,558,300
Mondi Ltd.	19,005	79,194
Mondi Plc	322,512	1,170,512
Temple-Inland, Inc.	434,183	2,574,705
Votorantim Celulose e Papel S.A. (ADR)	471,200	4,754,408
Weyerhauser Co.	286,100	10,934,742

		37,646,181

Iron & Steel—1.0%
Allegheny Technologies, Inc.	50,800	1,348,232
Carpenter Technology Corp.	51,366	929,724
Cliffs Natural Resources, Inc.	40,000	1,079,600
United States Steel Corp.	49,500	1,825,560

		5,183,116

Machinery—2.8%
Caterpillar, Inc.	313,625	11,971,066
Deere & Co.	70,966	2,736,449

		14,707,515

Metal—0.2%
Jiangxi Copper Co. Ltd.	2,582,600	1,269,596

Mining—26.9%
African Rainbow Minerals Ltd.	278,750	2,852,220
Agnico-Eagle Mines Ltd. (a)	150,000	4,147,500
Alamos Gold, Inc. (b)	1,000,000	4,123,455
Alcoa, Inc. (a)	331,550	3,816,140
Alumina Ltd.	1,951,400	2,777,117
Anglo American Plc	127,945	3,210,298
Anglo Platinum Ltd.	45,700	1,888,291
Barrick Gold Corp. (a)	107,100	2,433,312
BHP Billiton Plc	936,700	15,905,660
Cia de Minas Buenaventura S.A. (ADR)	275,400	3,481,056
Cia Vale do Rio Doce (ADR) (a)	980,000	12,857,600
Eramet	20,250	4,104,409
First Quantum Minerals Ltd.	200,000	4,214,718
Freeport-McMoRan Copper & Gold, Inc. (a)	96,800	2,816,880
Fresnillo Plc	500,000	992,780
Goldcorp, Inc. (a)	202,750	3,783,315
Harry Winston Diamond Corp.	197,750	1,927,788
Iluka Resources Ltd. (b)	2,046,786	4,949,277
Impala Platinum Holdings Ltd.	560,200	5,847,202
Industrias Penoles SA de CV	546,669	4,904,833
Kazakhmys Plc	251,400	1,178,686
Lihir Gold Ltd. (b)	1,357,650	1,694,043

Common Stocks	Shares	Value

Mining—(concluded)
Minara Resources Ltd.	1,856,150	$1,280,453
Minsur S.A.	1,504,804	1,781,296
MMC Norilsk Nickel	19,250	1,864,026
MMC Norilsk Nickel (ADR)	27,000	270,963
Newmont Mining Corp. (a)	73,900	1,946,526
OZ Minerals Ltd.	7,827,357	4,917,261
Rio Tinto Plc	362,036	16,911,463
Southern Copper Corp.	102,900	1,498,224
Straits Resources Ltd.	804,450	701,265
Teck Cominco Ltd., Class B	390,300	3,885,838
Vedanta Resources Plc	432,700	5,992,416
Xstrata Plc	419,332	7,172,380
Zijin Mining Group Co. Ltd.	6,639,750	2,006,740

		144,135,431

Oil & Gas—30.6%
Apache Corp.	90,700	7,467,331
BG Group Plc	375,000	5,513,976
Bill Barrett Corp. (a)(b)	217,100	4,428,840
Canadian Natural Resources Ltd.	87,200	4,405,344
Compton Petroleum Corp. (b)	429,100	890,027
ConocoPhillips	70,900	3,688,218
Crescent Point Energy Trust	242,800	5,622,292
Denbury Resources, Inc. (b)	289,100	3,674,461
Devon Energy Corp.	73,600	5,951,296
EnCana Corp.	101,550	5,169,911
ENSCO Intlernational, Inc. (a)	58,900	2,238,789
EOG Resources, Inc.	133,700	10,819,004
Forest Oil Corp. (b)	102,100	2,982,341
Galleon Energy, Inc. (b)	380,000	2,027,213
Gasco Energy, Inc. (b)	579,700	463,760
Helmerich & Payne, Inc. (a)	253,900	8,711,309
Heritage Oil Ltd. (b)	550,000	1,505,703
Hess Corp.	124,900	7,520,229
Murphy Oil Corp.	57,800	2,926,992
Nabors Industries Ltd. (b)	74,400	1,069,872
Newfield Exploration Co. (b)	157,200	3,612,456
Nexen, Inc.	173,900	2,761,516
Noble Corp.	87,500	2,818,375
Noble Energy, Inc.	72,900	3,777,678
Occidental Petroleum Corp.	109,600	6,087,184
OGX Petroleo e Gas Participacoes S.A. (b)	4,200	526,352
PetroChina Co. Ltd. (ADR)	15,600	1,163,448
Petroleo Brasileiro S.A. (ADR)	175,600	4,721,884
Pioneer Natural Resources Co.	65,200	1,814,516
Plains Exploration & Production Co. (b)	119,300	3,364,260
Pride International, Inc. (b)	101,300	1,903,427
Quicksilver Resources, Inc. (b)	181,200	1,897,164
Range Resources Corp.	185,500	7,831,810
Rex Energy Corp. (b)	144,600	980,388
Rowan Cos., Inc.	117,700	2,135,078
Seadrill Ltd.	200,900	1,934,265
Southwestern Energy Co. (b)	178,300	6,351,046
StatoilHydro ASA	174,336	3,506,528
StatoilHydro ASA (ADR)	35,300	709,530
Suncor Energy, Inc.	77,600	1,856,192
TriStar Oil & Gas Ltd. (b)	136,400	1,159,960
TXCO Resources, Inc. (b)(c)	130,200	682,248
Unit Corp. (b)	138,200	5,188,028
Warren Resources, Inc. (b)	191,710	1,014,146
Whiting Petroleum Corp. (b)	69,600	3,618,504
XTO Energy, Inc.	152,625	5,486,869

		163,979,760

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2008	45

Schedule of Investments (continued)	BlackRock Real Asset Equity Trust (BCF) (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Oil & Gas Services—8.0%
Cameron International Corp. (b)	107,200	$2,600,672
Core Laboratories N.V.	85,200	6,279,240
Exterran Holdings, Inc. (b)(c)	97,902	2,193,984
FMC Technologies, Inc. (b)	146,378	5,121,766
Oceaneering International, Inc. (b)	52,500	1,478,925
Petrofac Ltd.	473,500	3,277,931
Schlumberger Ltd. (a)	129,200	6,673,180
Smith International, Inc. (a)	67,300	2,320,504
Transocean, Inc. (b)	72,600	5,977,158
Trican Well Service Ltd.	153,840	1,442,290
Weatherford International Ltd. (b)	332,400	5,610,912

		42,976,562

Pipelines—1.6%
Equitable Resources, Inc.	105,200	3,651,492
Questar Corp. (a)	142,600	4,913,996

		8,565,488

Savings & Loan—0.0%
Guaranty Financial Group, Inc. (b)	37,400	75,922

Total Long-Term Investments (Cost—$808,902,480)—96.8%		518,305,445

Short-Term Securities	Beneficial Interest/Shares

Money Market Funds—1.8%
BlackRock Liquidity Series, LLC Money Market Series, 1.57% (d)(e)(f)	1,612,600	1,612,600
Fidelity Institutional Money Market Prime Portfolio, 2.44% (d)	7,968,234	7,968,234

Total Money Market Funds		9,580,834

	Principal Amount

U.S. Government and Agency Discount Notes—4.2%
Federal National Mortgage Association Discount Notes, 2.08%, 11/04/2008 (g)	$22,300,000	22,296,153

Total Short-Term Securities (Cost—$31,876,987)—6.0%		31,876,987

Options Purchased	Contracts

Call Options Purchased—0.0%
Agnico-Eagle Mines Ltd., strike price $85, expires 11/24/08	500	36,250
Alcoa, Inc., strike price $40, expires 11/03/08	150	—
Barrick Gold Corp., strike price $50, expires 11/21/08	15,000	—
Carpenter Technology Corp., strike price $70, expires 11/21/08	15,000	—
Chesapeake Energy Corp., strike price $45, expires 11/24/08	25	188
Cia de Minas Buenaventura S.A. (ADR), strike price $47.50, expires 11/21/08	20,000	—
Cia Vale do Rio Doce (ADR), strike price $36, expires 12/22/08	1,000	3,000
Cia Vale do Rio Doce (ADR), strike price $40, expires 01/19/09	1,000	2,000
Cia Vale do Rio Doce (ADR), strike price $42, expires 11/21/08	100,000	20

Options Purchased	Contracts	Value

Call Options Purchased—(concluded)
Compton Petroleum Corp., strike price 13 CAD, expires 11/07/08	62,500	$1
Consol Energy, Inc., strike price $115, expires 01/19/09	100	1,750
Deere & Co., strike price $95, expires 12/22/08	200	1,500
Dow Chemical Co. (The), strike price $45, expires 01/19/09	250	1,875
EOG Resources, Inc., strike price $145, expires 11/21/08	25,000	555
Equitable Resources, Inc., strike price $66, expires 11/21/08	27,500	234
Equitable Resources, Inc., strike price $71, expires 11/21/08	10,000	29
Exterran Holdings, Inc., strike price $70, expires 11/24/08	100	1,250
Kazakhmys Plc, strike price 21 GBP, expires 11/07/08	22,000	—
Marathon Oil Corp., strike price $62.50, expires 11/03/08	350	—
Massey Energy Co., strike price $60.12, expires 11/03/08	30,000	—
Rio Tinto Plc, strike price 65 GBP, expires 11/07/08	22,500	—
Southern Copper Corp., strike price $45, expires 12/22/08	339	6,780
Valero Energy Corp., strike price $55, expires 12/22/08	150	450
Votorantim Celulose e Papel S.A. (ADR), strike price $30, expires 11/26/08	1,250	214

Total Call Options Purchased		56,096

Put Option Purchased—0.0%
Peabody Energy Corp., strike price $50, expires 01/19/09	100	170,500

Total Put Options Purchased		170,500

Total Options Purchased (Cost—$1,518,016)—0.0%		226,596

Total Investments Before Options Written (Cost—$842,297,483*)—102.8%		550,409,028

Options Written

Call Options Written—(0.2)%
African Rainbow Minerals Ltd., strike price 258.93 ZAR, expires 11/13/08	(92,000)	—
Agnico-Eagle Mines Ltd., strike price $65, expires 11/24/08	(6)	(60)
Agnico-Eagle Mines Ltd., strike price $70, expires 01/19/09	(132)	(1,650)
Agnico-Eagle Mines Ltd., strike price $70, expires 11/24/08	(350)	(3,500)
Agnico-Eagle Mines Ltd., strike price $85, expires 11/21/08	(50,000)	(15)
Agrium, Inc., strike price $60, expires 11/24/08	(200)	(2,500)
Agrium, Inc., strike price $90, expires 11/07/08	(21,500)	—
Air Products & Chemicals, Inc., strike price $95, expires 12/22/08	(150)	(3,000)
Air Products & Chemicals, Inc., strike price $101, expires 11/21/08	(15,000)	(99)
Air Products & Chemicals, Inc., strike price $106, expires 11/21/08	(15,000)	(54)
Alcoa, Inc., strike price $45, expires 11/03/08	(300)	—
Alcoa, Inc., strike price $45, expires 11/17/08	(25,000)	—
Alcoa, Inc., strike price $45.05, expires 11/21/08	(16,500)	—
Alumina Ltd., strike price 5.56 AUD, expires 11/05/08	(668,160)	(4)
Anglo American Plc, strike price 37.29 GBP, expires 11/04/08	(20,000)	—

See Notes to Financial Statements.

46	ANNUAL REPORT	OCTOBER 31, 2008

Schedule of Investments (continued)	BlackRock Real Asset Equity Trust (BCF) (Percentages shown are based on Net Assets)

Options Written	Contracts	Value

Call Options Written—(continued)
Apache Corp., strike price $90, expires 12/22/08	(100)	$(60,000)
Apache Corp., strike price $155.25, expires 11/17/08	(200)	(230)
Arch Coal, Inc., strike price $35, expires 12/22/08	(175)	(6,125)
Arch Coal, Inc., strike price $70, expires 11/03/08	(17,500)	—
Arch Coal, Inc., strike price $75, expires 01/19/09	(100)	(1,000)
Barrick Gold Corp., strike price $40, expires 01/19/09	(150)	(6,000)
Barrick Gold Corp., strike price $42.50, expires 01/19/09	(300)	(8,250)
Barrick Gold Corp., strike price $51, expires 11/21/08	(15,000)	—
BG Group Plc, strike price 14.12 GBP, expires 11/04/08	(114,000)	(2)
BHP Billiton Plc, strike price 16.51 GBP, expires 11/13/08	(150,000)	(5,866)
BHP Billiton Plc, strike price 20 GBP, expires 11/28/08	(50,000)	(7,524)
Bill Barrett Corp., strike price $55, expires 11/21/08	(20,000)	(4)
Cameron International Corp., strike price $51, expires 11/21/08	(25,000)	(73)
Cameron International Corp., strike price $56, expires 11/21/08	(10,000)	(7)
Cameron International Corp., strike price $60, expires 11/24/08	(150)	(1,500)
Canadian Natural Resources Ltd., strike price $65, expires 12/22/08	(250)	(48,750)
Canadian Natural Resources Ltd., strike price $95, expires 11/20/08	(15,000)	(18)
Carpenter Technology Corp., strike price $70.05, expires 11/21/08	(7,500)	—
Carpenter Technology Corp., strike price $71, expires 11/21/08	(7,500)	—
Caterpillar, Inc., strike price $65, expires 01/19/09	(100)	(950)
Caterpillar, Inc., strike price $85, expires 11/24/08	(585)	(2,340)
Celanese Corp., Series A, strike price $45.25, expires 11/21/08	(20,000)	—
Celanese Corp., Series A, strike price $50, expires 11/03/08	(185)	—
Celanese Corp., Series A, strike price $55, expires 12/22/08	(100)	(1,500)
Cia de Minas Buenaventura S.A. (ADR), strike price $30, expires 12/22/08	(250)	(5,000)
Cia de Minas Buenaventura S.A. (ADR), strike price $48, expires 11/21/08	(20,000)	—
Cia Vale do Rio Doce (ADR), strike price $26, expires 11/24/08	(500)	(1,500)
Cia Vale do Rio Doce (ADR), strike price $29, expires 12/22/08	(500)	(2,000)
Cia Vale do Rio Doce (ADR), strike price $30, expires 12/22/08	(500)	(1,500)
Cia Vale do Rio Doce (ADR), strike price $41, expires 12/22/08	(2,000)	(8,000)
Cia Vale do Rio Doce (ADR), strike price $42.50, expires 01/19/09	(1,000)	(2,000)
Cia Vale do Rio Doce (ADR), strike price $42.75, expires 11/21/08	(100,000)	(10)
Cliffs Natural Resources, Inc., strike price $95, expires 11/24/08	(200)	(1,000)
Compton Petroleum Corp., strike price 13.50 CAD, expires 11/07/08	(62,500)	(1)
ConocoPhillips, strike price $95, expires 11/24/08	(100)	(350)
Consol Energy, Inc., strike price $45, expires 12/22/08	(250)	(30,000)
Consol Energy, Inc., strike price $50, expires 11/24/08	(250)	(3,125)
Consol Energy, Inc., strike price $90, expires 11/20/08	(25,000)	(63)
Consol Energy, Inc., strike price $120, expires 01/19/09	(100)	(1,000)
Core Laboratories N.V., strike price $136, expires 11/21/08	(10,000)	(126)
Core Laboratories N.V., strike price $140, expires 12/22/08	(50)	(1,500)

Options Written	Contracts	Value

Call Options Written—(continued)
Crescent Point Engery Trust, strike price 39.45 CAD, expires 11/10/08	(40,000)	$(212)
Deere & Co., strike price $55, expires 11/24/08	(100)	(1,000)
Deere & Co., strike price $70, expires 12/22/08	(100)	(1,000)
Deere & Co., strike price $96, expires 11/21/08	(20,000)	—
Denbury Resources, Inc., strike price $35.05, expires 11/21/08	(20,000)	(28)
Denbury Resources, Inc., strike price $40.05, expires 11/21/08	(20,000)	(6)
Devon Energy Corp., strike price $85, expires 11/24/08	(200)	(89,000)
Devon Energy Corp., strike price $116, expires 11/21/08	(10,000)	(5,354)
Devon Energy Corp., strike price $120, expires 01/19/09	(100)	(12,250)
Dow Chemical Co. (The), strike price $28.75, expires 12/24/08	(500)	(57,345)
Dow Chemical Co. (The), strike price $45, expires 12/22/08	(250)	(1,250)
E.I. du Pont de Nemours & Co., strike price $50.05, expires 11/21/08	(50,000)	(1)
E.I. du Pont de Nemours & Co., strike price $53, expires 11/21/08	(25,000)	(7)
E.I. du Pont de Nemours & Co., strike price $55, expires 01/19/09	(250)	(2,500)
EnCana Corp., strike price $85, expires 11/20/08	(10,000)	(3)
EnCana Corp., strike price $90, expires 11/20/08	(12,000)	—
ENSCO International, Inc., strike price $66, expires 11/21/08	(10,000)	(19)
ENSCO International, Inc., strike price $90, expires 12/22/08	(100)	(1,000)
EOG Resources, Inc., strike price $108.35, expires 11/11/08	(22,000)	(222)
EOG Resources, Inc., strike price $110, expires 11/24/08	(220)	(7,700)
Equitable Resources, Inc., strike price $67, expires 11/21/08	(12,500)	(86)
Eramet, strike price 344.49 EUR, expires 11/13/08	(6,700)	—
Exterran Holdings, Inc., strike price $80, expires 11/24/08	(100)	(1,000)
FMC Technologies, Inc., strike price $71, expires 11/21/08	(42,000)	—
Forest Oil Corp., strike price $76, expires 11/20/08	(25,000)	(10)
Freeport-McMoRan Copper & Gold, Inc., strike price $55, expires 11/24/08	(150)	(1,575)
Freeport-McMoRan Copper & Gold, Inc., strike price $115, expires 11/24/08	(150)	(750)
Galleon Energy, Inc., strike price 19.05 CAD, expires 11/21/08	(75,000)	(1)
Galleon Energy, Inc., strike price 20 CAD, expires 11/24/08	(460)	(5,725)
Goldcorp, Inc., strike price $49, expires 11/07/08	(350)	—
Helmerich & Payne, Inc., strike price $57.50, expires 11/21/08	(25,000)	(2,873)
Helmerich & Payne, Inc., strike price $60.05, expires 12/19/08	(58,800)	(41,354)
Helmerich & Payne, Inc., strike price $77.50, expires 11/03/08	(30,000)	—
Hess Corp., strike price $115, expires 11/24/08	(200)	(2,000)
Hess Corp., strike price $125, expires 11/20/08	(20,000)	(590)
Iluka Resources Ltd., strike price 4.95 AUD, expires 11/12/08	(500,000)	(199)
Jiangxi Copper Co. Ltd., strike price 4.29 HKD, expires 01/06/09	(430,000)	(26,219)
Kazakhmys Plc, strike price 21.05 GBP, expires 11/07/08	(22,000)	—
Lihir Gold Ltd., strike price 3.50 AUD, expires 11/05/08	(448,000)	(3)
Marathon Oil Corp., strike price $63, expires 11/03/08	(350)	—

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2008	47

Schedule of Investments (continued)	BlackRock Real Asset Equity Trust (BCF)
(Percentages shown are based on Net Assets)

Options Written	Contracts	Value

Call Options Written—(continued)
Massey Energy Co., strike price $35, expires 11/24/08	(300)	$(4,500)
Massey Energy Co., strike price $75, expires 11/04/08	(60,000)	(1)
MeadWestvaco Corp., strike price $28.50, expires 11/03/08	(25,000)	—
MeadWestvaco Corp., strike price $30, expires 12/22/08	(250)	(7,500)
Murphy Oil Corp., strike price $65, expires 11/24/08	(100)	(2,750)
Murphy Oil Corp., strike price $90.50, expires 11/07/08	(10,000)	—
Murphy Oil Corp., strike price $91, expires 11/21/08	(10,000)	(296)
Nabors Industries Ltd., strike price $47.50, expires 12/22/08	(100)	(1,000)
Nabors Industries Ltd., strike price $50, expires 12/22/08	(100)	(1,000)
Newfield Exploration Co., strike price $50, expires 12/22/08	(100)	(1,500)
Newfield Exploration Co., strike price $61, expires 11/21/08	(10,000)	(1)
Newmont Mining Corp., strike price $50, expires 12/22/08	(100)	(950)
Newmont Mining Corp., strike price $56.94, expires 11/21/08	(21,000)	(2)
Nexen, Inc., strike price 39 CAD, expires 11/24/08	(250)	(3,111)
Nexen, Inc., strike price 40 CAD, expires 11/24/08	(250)	(3,111)
Noble Corp., strike price $57.55, expires 11/21/08	(16,000)	(18)
Noble Corp., strike price $70, expires 12/22/08	(160)	(1,600)
Noble Energy Inc., Strike Price $50, Expires 12/22/08, strike price $50, expires 12/22/08	(240)	(174,000)
Occidental Petroleum Corp., strike price $87, expires 11/03/08	(125)	—
Occidental Petroleum Corp., strike price $88, expires 11/21/08	(12,500)	(2,898)
Occidental Petroleum Corp., strike price $90, expires 11/24/08	(100)	(500)
Oceaneering International, Inc., strike price $70, expires 11/24/08	(100)	(500)
Olin Corp., strike price $27, expires 11/03/08	(750)	(1)
Olin Corp., strike price $30, expires 11/24/08	(250)	(2,500)
OZ Minerals Ltd., strike price 3.40 AUD, expires 11/05/08	(723,000)	(5)
OZ Minerals Ltd., strike price 3.57 AUD, expires 11/05/08	(957,930)	(6)
Patriot Coal Corp., strike price $42.50, expires 11/03/08	(10,000)	—
Peabody Energy Corp., strike price $40, expires 11/24/08	(200)	(26,500)
Peabody Energy Corp., strike price $45, expires 11/24/08	(344)	(15,480)
Petrofac Ltd., strike price 6.43 GBP, expires 11/13/08	(150,000)	(97)
Petroleo Brasileiro S.A. (ADR), strike price $70.50, expires 11/21/08	(30,000)	(90)
Pioneer Natural Resources Co., strike price $75, expires 12/22/08	(100)	(1,000)
Plains Exploration & Production Co., strike price $85, expires 11/24/08	(100)	(1,000)
Potash Corp. of Saskatchewan, strike price $181, expires 11/21/08	(17,500)	(816)
Potash Corp. of Saskatchewan, strike price $210, expires 11/03/08	(10,000)	—
Praxair, Inc., strike price $95, expires 11/03/08	(20,000)	—
Praxair, Inc., strike price $96, expires 11/21/08	(25,000)	(850)
Praxair, Inc., strike price $100, expires 01/19/09	(50)	(750)
Pride International, Inc., strike price $45.05, expires 11/21/08	(20,000)	(74)
Pride International, Inc., strike price $46.50, expires 11/03/08	(13,400)	—
Questar Corp., strike price $61, expires 11/07/08	(25,000)	(5)
Questar Corp., strike price $61, expires 11/21/08	(25,000)	(1,713)

Options Written	Contracts	Value

Call Options Written—(continued)
Quicksilver Resources, Inc., strike price $39, expires 11/21/08	(25,000)	$—
Quicksilver Resources, Inc., strike price $43, expires 11/21/08	(25,000)	—
Range Resources Corp., strike price $55, expires 01/19/09	(100)	(25,000)
Range Resources Corp., strike price $55, expires 12/22/08	(100)	(14,750)
Range Resources Corp., strike price $70, expires 01/19/09	(100)	(4,250)
Range Resources Corp., strike price $71, expires 11/21/08	(42,800)	(77)
Rex Energy Corp., strike price $25, expires 12/22/08	(150)	(1,500)
Rio Tinto Plc, strike price 71.50 GBP, expires 11/07/08	(55,000)	(1)
Rohm & Haas Co., strike price $60, expires 11/21/08	(20,000)	(209,732)
Rowan Cos., Inc., strike price $47.50, expires 01/19/09	(150)	(1,500)
Rowan Cos., Inc., strike price $50, expires 11/20/08	(15,000)	—
Schlumberger Ltd., strike price $60, expires 12/22/08	(225)	(54,563)
Schlumberger Ltd., strike price $95, expires 11/24/08	(200)	(1,000)
Seadrill Ltd., strike price 79.16 NOK, expires 12/09/08	(35,000)	(19,962)
Smith International, Inc., strike price $77.50, expires 11/21/08	(20,000)	(26)
Southern Copper Corp., strike price $48.35, expires 11/21/08	(33,900)	—
Southwestern Energy Co., strike price $40, expires 11/20/08	(20,000)	(28,858)
Southwestern Energy Co., strike price $41, expires 11/21/08	(6,000)	(7,613)
Southwestern Energy Co., strike price $42.50, expires 01/19/09	(170)	(56,950)
Southwestern Energy Co., strike price $45, expires 11/17/08	(400)	(13,400)
Southwestern Energy Co., strike price $50, expires 12/22/08	(60)	(4,350)
Straits Resources Ltd., strike price 8.26 AUD, expires 11/05/08	(265,500)	(2)
Suncor Energy, Inc., strike price $55.03, expires 11/21/08	(25,000)	(32)
Teck Cominco Ltd., Class B, strike price 51 CAD, expires 11/24/08	(1,000)	(12,445)
Teck Cominco Ltd., Class B, strike price 52 CAD, expires 11/22/08	(300)	(3,734)
Temple-Inland, Inc., strike price $22.50, expires 01/19/09	(300)	(3,000)
Trican Well Service Ltd., strike price 26 CAD, expires 11/24/08	(300)	(1,991)
Trican Well Service Ltd., strike price 27 CAD, expires 02/23/09	(100)	(664)
TXCO Resources, Inc., strike price $16, expires 11/21/08	(20,000)	(4)
Unit Corp., strike price $70.05, expires 11/21/08	(25,000)	(103)
Unit Corp., strike price $80, expires 12/22/08	(250)	(2,500)
United States Steel Corp., strike price $55, expires 12/22/08	(180)	(15,300)
United States Steel Corp., strike price $110, expires 11/24/08	(120)	(600)
Valero Energy Corp., strike price $60, expires 12/22/08	(150)	(450)
Votorantim Celulose e Papel S.A. (ADR), strike price $35.25, expires 11/17/08	(250)	—
Votorantim Celulose e Papel S.A. (ADR), strike price $35.50, expires 12/19/08	(30,000)	(402)
Votorantim Celulose e Papel S.A. (ADR), strike price $32.55, expires 11/21/08	(100,000)	(10)
Warren Resources, Inc., strike price $15.50, expires 11/21/08	(33,250)	(3)
Weatherford International Ltd., strike price $45.25, expires 11/21/08	(25,000)	(42)

See Notes to Financial Statements.

48	ANNUAL REPORT	OCTOBER 31, 2008

Schedule of Investments (concluded)	BlackRock Real Asset Equity Trust (BCF)
(Percentages shown are based on Net Assets)

Options Written	Contracts	Value

Call Options Written—(concluded)
Weatherford International Ltd., strike price $42.50, expires 11/24/08	(250)	$(1,250)
Weyerhauser Co., strike price $45, expires 12/22/08	(250)	(39,375)
Xstrata Plc, strike price 42.88 GBP, expires 11/07/08	(35,000)	(1)
XTO Energy, Inc., strike price $72.50, expires 11/03/08	(58,500)	(1)
Zijin Mining Group Co. Ltd., strike price 8.53 HKD, expires 11/05/08	(1,300,000)	(2)

Total Call Options Written		(1,261,046)

Put Options Written—(0.3)%
Deere & Co., strike price $76, expires 11/03/08	(250)	(936,000)
Noble Energy, Inc., strike price $45, expires 11/24/08	(100)	(20,000)
Occidental Petroleum Corp., strike price $40, expires 11/24/08	(100)	(6,500)
Peabody Energy Corp., strike price $45, expires 01/19/09	(100)	(130,500)
Plains Exploration & Production Co., strike price $17.50, expires 11/24/08	(100)	(4,250)
Rowan Cos., Inc., strike price $40, expires 11/20/08	(15,000)	(327,900)

Total Put Options Written		(1,425,150)

Total Options Written (Premium Received—$20,028,393)—(0.5)%		(2,686,196)

Total Investments Net of Options Written—102.3%		547,722,832
Liabilities in Excess of Other Assets—(2.3)%		(12,465,406)

Net Assets—100.0%		$535,257,426

*	The cost and unrealized appreciation (depreciation) of investments as of October 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$844,208,923

Gross unrealized appreciation	$13,236,762
Gross unrealized depreciation	(307,036,657)

Net unrealized depreciation	$(293,799,895)

(a)	Security, or a portion thereof, pledged as collateral for outstanding options written.
(b)	Non-income producing security.
(c)	Security, or a portion of security, is on loan.
(d)	Represents current yield as of report date.
(e)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940 were as follows:

Affiliate	Net Activity	Income

BlackRock Liquidity Series, LLC Money Market Series	1,612,600	$71,134

(f)	Security purchased with the cash proceeds from securities loans.
(g)	Rate shown is the yield to maturity as of the date of purchase.

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2008	49

Schedule of Investments October 31, 2008	BlackRock S&P Quality Rankings Global Equity Managed Trust (BQY)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Australia—4.8%
Foster’s Group Ltd.	117,200	$448,031
National Australia Bank Ltd.	64,700	1,049,829
Santos Ltd.	126,100	1,141,691
TABCORP Holdings Ltd.	84,400	386,942
Wesfarmers Ltd.	37,350	536,777

		3,563,270

Austria—1.8%
Boehler-Uddeholm AG (a)	14,000	1,312,584

Canada—4.8%
Bank of Montreal	25,500	910,155
Bank of Nova Scotia	14,100	470,156
Enbridge, Inc.	16,000	555,679
National Bank of Canada	7,700	288,822
Royal Bank of Canada	30,600	1,189,168
Suncor Energy, Inc.	4,600	110,487
Teck Cominco Ltd., Class B	8,700	86,617

		3,611,084

Denmark—0.6%
Danske Bank A/S	32,400	479,627

Finland—1.2%
Kesko Oyj, B Shares	19,200	449,438
Nokia Oyj	27,000	413,592

		863,030

France—3.9%
AXA S.A.	15,000	286,561
Bouygues	11,700	498,190
Schneider Electric S.A.	4,500	269,719
Societe Generale	5,300	288,877
Total S.A.	17,200	946,232
Vinci S.A.	18,200	654,970

		2,944,549

Germany—1.9%
Allianz SE	2,900	212,831
BASF AG	11,000	363,150
SAP AG	15,200	532,171
Siemens AG	5,000	294,028

		1,402,180

Hong Kong—3.2%
Esprit Holdings Ltd.	71,000	403,429
Hang Seng Bank Ltd.	22,600	281,991
HongKong Electric Holdings	204,500	1,102,231
Hopewell Holdings	191,000	593,835

		2,381,486

Italy—1.8%
Eni S.p.A.	42,400	1,012,010
Intesa Sanpaolo S.p.A.	83,000	303,771

		1,315,781

Japan—4.8%
Canon, Inc.	11,700	409,402
Mitsui & Co. Ltd.	53,000	513,544
Mitsui Mining & Smelting Co. Ltd.	150,000	274,333
Nintendo Co. Ltd.	600	192,785
Oracle Corp.	15,000	652,111
Ricoh Co. Ltd.	53,000	570,387
Sharp Corp.	42,000	299,765
Toyota Motor Corp.	17,300	675,581

		3,587,908

Netherlands—0.5%
Royal KPN N.V.	29,100	409,821

Portugal—0.4%
Portugal Telecom SGPS S.A.	44,000	289,389

Common Stocks	Shares	Value

Singapore—0.7%
Jaya Holdings Ltd.	615,000	$229,605
Singapore Petroleum Co. Ltd.	212,000	302,341

		531,946

Spain—2.2%
Banco Santander S.A.	26,000	281,194
Banco Santander S.A. (a)	18,433	202,541
Endesa S.A.	15,000	497,418
Indra Sistemas S.A.	32,600	633,452

		1,614,605

Sweden—3.3%
Axfood AB	16,000	308,373
Hennes & Mauritz AB	15,300	548,649
Ratos AB, B Shares	27,300	481,886
Scania AB, B Shares	108,000	887,620
TeliaSonera AB	63,000	277,179

		2,503,707

Switzerland—0.8%
Nestle S.A.	16,000	622,192

United Kingdom—9.9%
AstraZeneca Plc	18,000	762,812
Barclays Plc	141,100	404,474
BP Plc	73,000	595,058
British American Tobacco Plc	17,300	474,527
GlaxoSmithKline Plc	64,100	1,232,255
HSBC Holdings Plc	71,200	843,307
Rentokil Initial Plc	193,500	140,634
Rio Tinto Plc	5,700	266,259
Royal Dutch Shell Plc, A Shares	46,300	1,283,296
Scottish & Southern Energy Plc	69,183	1,356,104

		7,358,726

United States—51.6%
3M Co.	7,100	456,530
Abbott Laboratories	14,625	806,569
Agree Realty Corp. (REIT)	16,500	331,155
Altria Group, Inc.	32,300	619,837
Ameren Corp.	28,000	908,600
AT&T Inc.	110,480	2,957,550
Automatic Data Processing, Inc.	12,400	433,380
Bank of America Corp.	47,200	1,140,824
Bristol-Myers Squibb Co.	49,500	1,017,225
Chevron Corp.	12,800	954,880
Citigroup, Inc.	11,500	156,975
Coca-Cola Co. (The)	17,000	749,020
Consolidated Edison, Inc.	24,600	1,065,672
Eli Lilly & Co.	18,800	635,816
Emerson Electric Co.	45,200	1,479,396
Equity Residential (REIT)	14,400	502,992
Exxon Mobil Corp.	35,800	2,653,496
General Electric Co.	76,100	1,484,711
Harley-Davidson, Inc.	8,500	208,080
Health Care REIT, Inc.	37,600	1,673,576
Hewlett-Packard Co.	27,900	1,068,012
Home Depot, Inc.	10,400	245,336
Hospitality Properties Trust (REIT)	12,700	128,905
Intel Corp.	56,300	900,800
International Business Machines Corp.	16,400	1,524,708
Johnson & Johnson	9,300	570,462
Kimco Realty Corp. (REIT)	25,000	564,500
Kraft Foods, Inc.	16,108	469,387
Liberty Properties Trust (REIT)	10,800	257,580
McDonald’s Corp.	23,000	1,332,390
Merck & Co., Inc.	25,000	773,750
Microchip Technology, Inc.	25,500	628,065
Microsoft Corp.	79,700	1,779,701
Nationwide Health Properties, Inc. (REIT)	34,400	1,026,496

See Notes to Financial Statements.

50	ANNUAL REPORT	OCTOBER 31, 2008

Schedule of Investments (concluded)	BlackRock S&P Quality Rankings Global Equity Managed Trust (BQY)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

United States—(concluded)
PepsiCo, Inc.	7,900	$450,379
Pfizer, Inc.	38,300	678,293
Philip Morris International, Inc.	32,300	1,404,081
Rohm & Haas Co.	8,500	597,975
United Technologies Corp.	13,800	758,448
UST, Inc.	21,900	1,480,221
Wal-Mart Stores, Inc.	12,100	675,301
Wells Fargo & Co.	30,100	1,024,905

		38,575,979

Total Long-Term Investments (Cost—$81,772,786)—98.2%		73,367,864

Short-Term Securities

Fidelity Institutional Money Market Prime Portfolio, 2.44% (b)	1,323,166	1,323,166

Total Short-Term Securities (Cost—$1,323,166)—1.8%		73,367,864

Total Investments—100.0% (Cost—$83,095,952*)		74,691,030
Other Assets in Excess of Liabilities—0.0%		25,397

Net Assets—100.0%		$74,716,427

*	The cost and unrealized appreciation (depreciation) of investments as of October 31, 2008, as computed for federal income tax purposes, were as follows:

	Aggregate cost	$83,139,898

	Gross unrealized appreciation	$10,046,177
	Gross unrealized depreciation	(18,495,045)

	Net unrealized depreciation	$(8,448,868)

(a)	Non-income producing security.
(b)	Represents current yield as of report date.

•	Foreign currency exchange contracts as of October 31, 2008 were as follows:

Currency Purchased	Currency Sold	Settlement Date	Unrealized Depreciation

USD 4,911	CAD 6,000	11/03/08	$(67)

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2008	51

Schedule of Investments October 31, 2008	BlackRock World Investment Trust (BWC)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Australia—1.0%
BHP Billiton Ltd. (ADR)	17,300	$672,624
Foster’s Group Ltd.	834,800	3,191,265
Sims Group Ltd.	156,500	1,500,781

		5,364,670

Belgium—0.9%
Belgacom S.A.	140,300	4,800,309

Bermuda—0.8%
Arch Capital Group Ltd. (a)	18,100	1,262,475
Covidien Ltd.	68,000	3,011,720

		4,274,195

Brazil—1.7%
Banco Bradesco S.A. (ADR)	36,600	428,220
Banco Itau Holding Financeira S.A. (ADR)	36,800	407,008
BM&FBOVESPA S.A.	172,692	458,333
Cia Energetica de Minas Gerais (ADR)	272,298	4,141,653
Petroleo Brasileiro S.A. (ADR)	160,400	4,313,156

		9,748,370

Canada—4.0%
Barrick Gold Corp. (b)	246,000	5,607,723
Bombardier, Inc., Class B	650,000	2,507,674
Canadian National Railway Co.	85,000	3,677,100
Husky Energy, Inc.	87,213	2,619,357
Potash Corp. of Saskatchewan	18,700	1,594,362
Research In Motion Ltd. (a)	27,500	1,386,825
Royal Bank of Canada	32,800	1,274,664
Ultra Petroleum Corp. (a)	78,800	3,668,140

		22,335,845

China—1.0%
China Construction Bank Corp., Class H	5,554,100	2,755,274
Industrial & Commercial Bank of China	6,484,700	3,051,185

		5,806,459

Finland—0.8%
Fortum Oyj	100,027	2,458,270
Wartsila Oyj, B Shares	75,800	1,920,492

		4,378,762

France—3.1%
Alstom S.A.	57,200	2,835,044
AXA S.A.	42,500	811,922
BNP Paribas	15,500	1,119,121
Compagnie Generale des Etablissements Michelin, Class B	63,200	3,252,972
PPR	23,300	1,484,921
Total S.A.	98,200	5,402,324
Vivendi	103,600	2,708,013

		17,614,317

Germany—4.0%
Adidas AG	81,500	2,831,013
Beiersdorf AG	38,600	2,014,330
Deutsche Boerse AG	13,300	1,040,137
E.ON AG	80,163	3,004,097
Fresenius Medical Care AG & Co. KGaA	90,900	4,027,109
Hannover Rueckversicherung AG	96,000	2,376,548
K+S AG	65,000	2,517,838
Linde AG	56,300	4,658,381

		22,469,453

Hong Kong—1.4%
China Mobile Ltd.	362,400	3,190,322
Esprit Holdings Ltd.	169,300	961,979
Industrial and Commercial Bank of China Asia Ltd.	511,600	539,099
Kerry Properties Ltd.	698,600	1,754,915
New World Development Co. Ltd.	1,927,800	1,604,766

		8,051,081

Common Stocks	Shares	Value

Israel—1.4%
Partner Communications (ADR) (b)	418,500	$7,817,580

Italy—1.7%
AEM S.p.A.	1,046,488	1,907,354
Assicurazioni Generali S.p.A.	37,300	941,969
Eni S.p.A.	140,000	3,341,543
Intesa Sanpaolo S.p.A.	261,900	777,354
Parmalat S.p.A.	1,341,200	2,354,848

		9,323,068

Japan—3.9%
Canon, Inc.	79,600	2,785,335
ITOCHU Corp.	519,100	2,743,314
Konica Minolta Holdings, Inc.	270,000	1,773,173
Mizuho Financial Group, Inc.	300	732,540
Nintendo Co. Ltd.	20,700	6,651,082
Shizuoka Bank Ltd. (The)	201,400	1,778,715
Sumitomo Corp.	336,000	2,956,142
Toyota Motor Corp. (ADR)	28,600	2,176,174

		21,596,475

Luxembourg—0.8%
ArcelorMittal (b)	93,600	2,457,000
Tenaris S.A. (ADR)	88,500	1,822,215

		4,279,215

Mexico—0.6%
Fomento Economico Mexicano SAB de CV (ADR)	142,000	3,591,180

Norway—1.2%
Fred Olsen Energy ASA	83,600	2,763,876
Orkla ASA	256,000	1,704,247
Yara International ASA	105,000	2,193,682

		6,661,805

Philippines—0.5%
Philippine Long Distance Telephone Co. (ADR)	74,100	3,030,690

Russia—0.8%
Gazprom OAO (ADR)	116,500	2,319,874
LUKOIL (ADR)	55,800	2,142,219

		4,462,093

Singapore—2.3%
CapitaLand Ltd.	887,699	1,779,097
Singapore Airlines Ltd.	461,000	3,531,957
Singapore Telecommunications Ltd.	2,182,035	3,672,184
United Overseas Bank Ltd.	452,538	4,091,285

		13,074,523

South Korea—0.8%
Hyundai Motor Co.	39,700	1,834,492
Samsung Electronics Co. Ltd.	6,700	2,824,744

		4,659,236

Spain—0.5%
Banco Bilbao Vizcaya Argentaria S.A.	72,900	846,101
Banco Santander S.A.	199,500	2,157,626

		3,003,727

Sweden—0.1%
Nordea Bank AB	73,000	585,105

Switzerland—4.3%
ACE Ltd.	27,500	1,577,400
Alcon, Inc.	27,800	2,449,736
Julius Baer Holding AG	36,400	1,423,612
Nestle S.A.	154,000	5,988,597
Novartis AG (ADR)	77,700	3,961,923
Roche Holding AG	32,800	5,016,001
Syngenta AG	15,200	2,841,386
Zurich Financial Services AG	5,100	1,034,676

		24,293,331

See Notes to Financial Statements.

52	ANNUAL REPORT	OCTOBER 31, 2008

Schedule of Investments (continued)	BlackRock World Investment Trust (BWC)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Taiwan—0.6%
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	379,509	$3,134,744

United Kingdom—5.1%
AstraZeneca Plc	71,400	3,025,822
Barclays Plc	224,400	643,261
De La Rue Plc	180,253	2,600,294
HSBC Holdings Plc	331,800	3,929,907
Imperial Tobacco Group Plc	169,200	4,534,813
Legal & General Group Plc	2,000,000	2,300,182
National Express Group Plc	205,100	1,889,367
Rio Tinto Plc (ADR)	3,000	557,610
Standard Chartered Plc	98,300	1,624,605
Unilever Plc	212,600	4,776,232
Vodafone Group Plc (ADR)	135,200	2,605,304

		28,487,397

United States—46.5%
Allstate Corp. (The)	26,200	691,418
Altera Corp.	178,000	3,088,300
Altria Group, Inc. (b)	299,800	5,753,162
Amgen, Inc. (a)	163,500	9,792,015
Aon Corp. (b)	101,500	4,293,450
Apple, Inc. (a)(b)	23,800	2,560,642
AvalonBay Communities, Inc. (REIT)	18,600	1,320,972
Bank of America Corp.	113,100	2,733,627
Baxter International, Inc. (b)	112,500	6,805,125
BB&T Corp.	116,900	4,190,865
Becton Dickinson & Co. (b)	139,200	9,660,480
Broadcom Corp. (a)	150,000	2,562,000
Campbell Soup Co.	79,000	2,998,050
Charles Schwab Corp. (The)	92,700	1,772,424
Chesapeake Energy Corp.	156,600	3,440,502
Chevron Corp. (b)	95,000	7,087,000
Cisco Systems, Inc. (a)(b)	56,200	998,674
Citigroup, Inc. (b)	265,400	3,622,710
Colgate-Palmolive Co.	33,900	2,127,564
Comcast Corp., Class A	204,000	3,215,040
ConocoPhillips (b)	88,100	4,582,962
CVS Caremark Corp. (b)	103,900	3,184,535
Diamond Offshore Drilling, Inc. (b)	48,000	4,262,400
Dow Chemical Co. (The)	110,100	2,936,367
Eagle Bulk Shipping, Inc.	33,900	337,983
EOG Resources, Inc. (b)	53,000	4,288,760
Exxon Mobil Corp. (b)	77,500	5,744,300
FPL Group, Inc. (b)	87,900	4,152,396
Freeport-McMoRan Copper & Gold, Inc.	56,400	1,641,240
Genentech, Inc. (a)	87,500	7,257,250
General Electric Co.	144,000	2,809,440
Genzyme Corp. (a)	48,400	3,527,392
Google, Inc., Class A(a)(b)	9,900	3,557,664
Greenhill & Co., Inc. (c)	42,500	2,803,725
H.J. Heinz Co. (b)	70,000	3,067,400
Halliburton Co.	57,500	1,137,925
Hudson City Bancorp, Inc.	43,500	818,235
Intel Corp.	178,000	2,848,000
IntercontinentalExchange, Inc. (a)	22,400	1,916,544
International Business Machines Corp.	52,700	4,899,519
Johnson & Johnson (b)	116,100	7,121,574
JPMorgan Chase & Co.	74,600	3,077,250
Kellogg Co. (b)	70,500	3,554,610
KeyCorp	121,800	1,489,614
Kohl’s Corp. (a)	60,500	2,125,365
Linear Technology Corp.	136,200	3,089,016
McDonald’s Corp. (b)	86,000	4,981,980
Medco Health Solutions, Inc. (a)	71,200	2,702,040
Medtronic, Inc.	169,300	6,827,869
Microsoft Corp. (b)	184,600	4,122,118

Common Stocks	Shares	Value

United States—(concluded)
Molson Coors Brewing Co., Class B	68,000	$2,540,480
Motorola, Inc.	180,000	966,600
NASDAQ OMX Group (The) (a)	72,700	2,359,842
Newmont Mining Corp.	86,000	2,265,240
Nike, Inc.	104,100	5,999,283
Norfolk Southern Corp.	88,000	5,274,720
Occidental Petroleum Corp.	173,800	9,652,852
Pfizer, Inc.	391,300	6,929,923
Pioneer Natural Resources Co.	96,800	2,693,944
Procter & Gamble Co.	72,700	4,692,058
Public Service Enterprise Group, Inc.	67,800	1,908,570
Qualcomm, Inc.	68,800	2,632,288
Regions Financial Corp.	125,900	1,396,231
Simon Property Group, Inc. (REIT)	13,200	884,796
T. Rowe Price Group, Inc.	38,300	1,514,382
Target Corp.	62,800	2,519,536
Torchmark Corp.	20,400	852,108
U.S. Bancorp	82,200	2,450,382
UMB Financial Corp.	41,900	1,899,327
Wal-Mart Stores, Inc.	60,100	3,354,181
Walt Disney Co. (The)	133,800	3,465,420
Wells Fargo & Co.	150,700	5,131,335
Weyerhauser Co.	57,300	2,190,006
Yum! Brands, Inc. (b)	109,000	3,162,090

		260,315,087

Total Common Stocks—89.8%		503,158,717

Exchange-Traded Funds

United States—7.1%
Financial Select Sector SPDR Fund	334,400	5,193,232
iShares Dow Jones Euro Stoxx Banks	104,800	2,461,749
iShares Dow Jones Stoxx 600 Banks	280,000	7,126,780
iShares Dow Jones U.S. Real Estate Index Fund	94,200	3,997,848
SPDR KBW Insurance	71,900	1,781,682
Lyxor Dow Jones Stoxx 600 Financial Services	30,500	880,103
PowerShares Dynamic Insurance Portfolio	52,900	697,222
SPDR Trust Series 1	180,000	17,429,400

Total Exchange-Traded Funds—7.1%		39,568,016

Total Long-Term Investments (Cost—$742,088,145)—96.9%		542,726,733

Short-Term Securities	Beneficial Interest/Shares

Money Market Funds—0.6%
BlackRock Liquidity Series, LLC Money Market Series, 1.57%(d)(e)(f)	2,812,950	2,812,950
Fidelity Institutional Money Market Prime Portfolio, 2.44%(d)	823,521	823,521

Total Money Market Funds		3,636,471

	Principal Amount

U.S. Government and Agency Discount Notes—4.8%
Federal National Mortgage Association Discount Notes, 2.08%, 11/04/2008 (g)	$26,700,000	26,695,394

Total Short-Term Securities (Cost—$30,331,865)—5.4%		30,331,865

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2008	53

Schedule of Investments (continued)	BlackRock World Investment Trust (BWC)
(Percentages shown are based on Net Assets)

Options Purchased	Contracts	Value

Call Options Purchased—0.0%
American Electric Power Co., Inc., strike price $45, expires 11/21/08	64,000	$1,133
Archer Daniels Midland Co., strike price $45, expires 12/22/08	1,471	11,032
BHP Billiton Ltd. (ADR), strike price $95, expires 11/24/08	173	865
Citigroup, Inc., strike price $28.25, expires 11/03/08	352	—
EOG Resources, Inc., strike price $145, expires 11/21/08	18,000	400
Financial Select Sector SPDR Fund, strike price $27, expires 12/22/08	754	1,885
Google, Inc., Class A, strike price $640, expires 12/22/08	25	375
Oriflame Cosmetics S.A., strike price 410 SEK, expires 11/07/08	44,118	—
Research In Motion Ltd., strike price $160, expires 12/22/08	150	600
TELUS Corp., strike price 48 CAD, expires 11/24/08	850	29,972
Ultra Petroleum Corp., strike price $115, expires 12/22/08	142	1,776
Yara International ASA, strike price 330 NOK, expires 11/04/08	83,400	—

Total Options Purchased (Cost—$585,209)—0.0%		48,038

Total Investments Before Options Written (Cost—$773,005,219*)—102.3%		573,106,636

Options Written

Call Options Written—(0.8)%
ACE Ltd., strike price $55, expires 11/24/08	(275)	(152,625)
Adidas AG, strike price 44 EUR, expires 12/19/08	(200)	(4,074)
Adidas AG, strike price 47.48 EUR, expires 11/04/08	(44,800)	(1)
AEM S.p.A., strike price 2.50 EUR, expires 11/04/08	(576,000)	(7)
Alcon, Inc., strike price $100, expires 11/24/08	(60)	(42,102)
Alcon, Inc., strike price $165, expires 11/24/08	(190)	(2,850)
Allstate Corp. (The), strike price $47.50, expires 01/19/09	(140)	(1,400)
Alstom S.A., strike price 82 EUR, expires 11/06/08	(32,000)	—
Altera Corp., strike price $23, expires 11/07/08	(175)	—
Altera Corp., strike price $23.41, expires 11/18/08	(80,400)	(8)
Altria Group, Inc., strike price $22.25, expires 11/21/08	(128,000)	(8,704)
Altria Group, Inc., strike price $22.50, expires 12/20/08	(485)	(14,793)
American Electric Power Co., Inc., strike price $45, expires 11/24/08	(320)	(3,200)
American Electric Power Co., Inc., strike price $47.50, expires 11/24/08	(320)	(3,200)
Amgen, Inc., strike price $65, expires 01/19/09	(500)	(143,500)
Amgen, Inc., strike price $65, expires 12/22/08	(385)	(75,460)
Aon Corp., strike price $47.75, expires 11/07/08	(240)	(113)
Aon Corp., strike price $51, expires 11/21/08	(26,000)	(491)
Apple, Inc., strike price $200, expires 01/19/09	(118)	(1,298)
ArcelorMittal, strike price $95, expires 12/20/08	(426)	(8,520)
Arch Capital Group Ltd., strike price $70, expires 12/22/08	(100)	(44,000)
Archer Daniels Midland Co., strike price $46, expires 11/03/08	(92,100)	(1)
Assicurazioni Generali S.p.A., strike price 22.04 EUR, expires 12/09/08	(10,000)	(5,537)
AstraZeneca Plc, strike price 24.50 GBP, expires 12/02/08	(39,000)	(119,432)
AvalonBay Communities, Inc. (REIT), strike price $105, expires 11/11/08	(74)	—
AvalonBay Communities, Inc. (REIT), strike price $110, expires 01/19/09	(35)	(2,450)

Options Written	Contracts	Value

Call Options Written—(continued)
AXA S.A., strike price 26 EUR, expires 11/21/08	(230)	$(2,345)
Banco Bradesco S.A. (ADR), strike price $15, expires 01/19/09	(70)	(8,575)
Banco Bradesco S.A. (ADR), strike price $22.50, expires 12/22/08	(180)	(900)
Banco Itau Holding Financeira S.A. (ADR), strike price $11, expires 11/10/08	(188)	(20,475)
Banco Itau Holding Financeira S.A. (ADR), strike price $22.50, expires 12/22/08	(180)	(1,800)
Banco Santander S.A., strike price 12.41 EUR, expires 11/07/08	(74,000)	(1)
Bank of America Corp., strike price $37.50, expires 11/10/08	(19,000)	(8)
Bank of America Corp., strike price $40, expires 11/24/08	(430)	(1,075)
Barrick Gold Corp., strike price $52, expires 11/03/08	(150)	—
Baxter International, Inc., strike price $65, expires 11/22/08	(250)	(21,250)
Baxter International, Inc., strike price $67.50, expires 11/24/08	(250)	(8,750)
Baxter International, Inc., strike price $70, expires 11/24/08	(125)	(1,562)
BB&T Corp., strike price $35, expires 12/22/08	(385)	(148,225)
BB&T Corp., strike price $45, expires 11/24/08	(100)	(1,000)
BB&T Corp., strike price $45, expires 12/22/08	(260)	(7,150)
Becton Dickinson & Co., strike price $75, expires 12/22/08	(90)	(16,650)
Becton Dickinson & Co., strike price $85, expires 12/22/08	(355)	(9,763)
Becton Dickinson & Co., strike price $90.05, expires 11/21/08	(32,000)	(138)
Beiersdorf AG, strike price 43.04 EUR, expires 11/11/08	(21,200)	(25,633)
Belgacom S.A., strike price 27.24 EUR, expires 12/02/08	(35,000)	(43,212)
BHP Billiton Ltd. (ADR), strike price $47.18, expires 12/15/08	(4,250)	(5,496)
BNP Paribas, strike price 69 EUR, expires 11/07/08	(7,700)	(30)
Bombardier, Inc., Class B, strike price 9 CAD, expires 01/19/09	(1,950)	(10,516)
Bombardier, Inc., Class B, strike price 9 CAD, expires 11/23/08	(1,300)	(10,786)
Broadcom Corp., strike price $30, expires 11/24/08	(825)	(4,125)
Campbell Soup Co., strike price $40, expires 11/24/08	(790)	(37,525)
Canadian National Railway Co., strike price $51.59, expires 11/21/08	(43,000)	(4,145)
Canon, Inc., strike price 5,900 JPY, expires 11/05/08	(43,800)	—
CapitaLand Ltd., strike price 4.68 SGD, expires 11/12/08	(242,000)	(2)
Charles Schwab Corp. (The), strike price $25, expires 12/22/08	(145)	(3,625)
Charles Schwab Corp. (The), strike price $25.50, expires 11/10/08	(30,600)	(31)
Chesapeake Energy Corp., strike price $55.05, expires 12/19/08	(77,500)	(11,059)
Chesapeake Energy Corp., strike price $57, expires 11/03/08	(400)	—
Chevron Corp., strike price $80, expires 01/19/09	(250)	(130,000)
China Construction Bank Corp., Class H, strike price 7.11 HKD, expires 11/05/08	(2,777,000)	(4)
China Mobile Ltd., strike price 98.16 HKD, expires 11/05/08	(162,000)	—
China Mobile Ltd., strike price 144.82 HKD, expires 11/05/08	(200,000)	—
Cia Energetica de Minas Gerais (ADR), strike price $25, expires 12/22/08	(400)	(14,000)
Cisco Systems, Inc., strike price $29.50, expires 11/07/08	(370)	—
Citigroup, Inc., strike price $21.50, expires 11/10/08	(48,300)	(43)
Citigroup, Inc., strike price $25, expires 01/19/09	(180)	(2,160)

See Notes to Financial Statements.

54	ANNUAL REPORT	OCTOBER 31, 2008

Schedule of Investments (continued)	BlackRock World Investment Trust (BWC)
(Percentages shown are based on Net Assets)

Options Written	Contracts	Value

Call Options Written—(continued)
Citigroup, Inc., strike price $25, expires 12/22/08	(780)	$(4,680)
Citigroup, Inc., strike price $28.50, expires 11/03/08	(352)	—
Colgate-Palmolive Co., strike price $75, expires 11/24/08	(295)	(2,950)
Comcast Corp., Class A, strike price $22.50, expires 01/19/09	(1,080)	(16,200)
Compagnie Generale des Etablissements Michelin, Class B, strike price 50.09 EUR, expires 11/13/08	(34,800)	(12,838)
ConocoPhillips, strike price $60, expires 01/19/09	(220)	(70,950)
Covidien Ltd., strike price $55, expires 11/24/08	(340)	(3,400)
CVS Caremark Corp., strike price $44, expires 11/21/08	(86,000)	(26)
CVS Caremark Corp., strike price $45, expires 11/24/08	(160)	(800)
De La Rue Plc, strike price 8.90 GBP, expires 12/02/08	(50,000)	(32,628)
De La Rue Plc, strike price 8.90 GBP, expires 12/09/08	(50,000)	(36,071)
Diamond Offshore Drilling, Inc., strike price $141, expires 11/21/08	(27,000)	(65)
Dow Chemical Co. (The), strike price $25.80, expires 12/24/08	(55,000)	(151,410)
E.ON AG, strike price 40.82 EUR, expires 11/13/08	(20,000)	(21)
Eni S.p.A., strike price 22.37 EUR, expires 11/13/08	(140,000)	(20,460)
EOG Resources, Inc., strike price $95, expires 12/19/08	(37,000)	(129,211)
EOG Resources, Inc., strike price $150, expires 11/03/08	(240)	—
Esprit Holdings Ltd., strike price 99.10 HKD, expires 11/05/08	(47,000)	—
Esprit Holdings Ltd., strike price 107.07 HKD, expires 11/05/08	(122,300)	—
Exxon Mobil Corp., strike price $85, expires 12/22/08	(425)	(96,263)
Financial Select Sector SPDR Fund, strike price $26, expires 01/19/09	(2,300)	(9,200)
Financial Select Sector SPDR Fund, strike price $27.05, expires 11/21/08	(75,400)	(611)
Fomento Economico Mexicano SAB de CV (ADR), strike price $48, expires 11/03/08	(1,020)	(1)
Fomento Economico Mexicana SAB de CV (ADR), strike price $49, expires 11/07/08	(40,000)	—
Fortum Oyj, strike price 27.86 EUR, expires 11/04/08	(55,000)	(1)
Foster’s Group Ltd., strike price 5.88 AUD, expires 11/05/08	(459,000)	(22,952)
FPL Group, Inc., strike price $71, expires 11/21/08	(26,000)	(554)
Fred Olsen Energy ASA, strike price 334.40 NOK, expires 11/04/08	(8,000)	—
Fresenius Medical Care AG & Co. KGaA, strike price 35.50 EUR, expires 11/04/08	(50,000)	(40,161)
Gazprom OAO (ADR), strike price $64.68, expires 11/04/08	(40,800)	(29)
Genentech, Inc., strike price $95, expires 12/22/08	(480)	(75,600)
General Electric Co., strike price $21, expires 12/22/08	(800)	(86,800)
Genzyme Corp., strike price $75, expires 12/22/08	(215)	(83,850)
Google, Inc., Class A, strike price $440, expires 01/19/09	(25)	(21,375)
Google, Inc., Class A, strike price $600, expires 12/22/08	(25)	(375)
Google, Inc., Class A, strike price $650, expires 12/22/08	(25)	(250)
Greenhill & Co., Inc., strike price $70, expires 12/22/08	(234)	(74,880)
H.J. Heinz Co., strike price $50.05, expires 11/21/08	(25,000)	(3,955)
H.J. Heinz Co., strike price $52, expires 12/19/08	(45,000)	(18,536)
Halliburton Co., strike price $27.50, expires 01/19/09	(120)	(7,860)
Hannover Rueckversicherung AG, strike price 34.22 EUR, expires 11/04/08	(52,800)	(1)
HSBC Holdings Plc, strike price 8.67 GBP, expires 11/07/08	(39,000)	(510)
HSBC Holdings Plc, strike price 8.85 GBP, expires 12/02/08	(27,000)	(4,610)
HSBC Holdings Plc, strike price 9.35 GBP, expires 11/07/08	(99,000)	(16)
Hudson City Bancorp, Inc., strike price $19, expires 11/03/08	(21,800)	(4,149)

Options Written	Contracts	Value

Call Options Written—(continued)
Husky Energy, Inc., strike price 49 CAD, expires 11/20/08	(870)	$(5,775)
Hyundai Motor Co., strike price 70,980 KRW, expires 11/12/08	(21,800)	(8,075)
Industrial and Commercial Bank of China Asia Ltd., strike price 20.69 HKD, expires 12/03/08	(255,000)	—
Intel Corp., strike price $23, expires 11/21/08	(98,000)	(59)
IntercontinentalExchange, Inc., strike price $90, expires 11/24/08	(75)	(44,250)
IntercontinentalExchange, Inc., strike price $100, expires 12/22/08	(92)	(57,500)
International Business Machines Corp., strike price $135, expires 11/03/08	(50)	—
iShares Dow Jones U.S. Real Estate Index Fund, strike price $67, expires 11/03/08	(250)	—
Johnson & Johnson, strike price $68, expires 11/07/08	(250)	(287)
Johnson & Johnson, strike price $70, expires 11/28/08	(390)	(7,515)
JPMorgan Chase & Co., strike price $45, expires 12/22/08	(220)	(42,570)
JPMorgan Chase & Co., strike price $47.50, expires 12/22/08	(150)	(17,475)
Julius Baer Holding AG, strike price 67.50 CHF, expires 11/04/08	(12,000)	—
K+S AG, strike price 60 EUR, expires 12/19/08	(18)	(1,806)
K+S AG, strike price 65 EUR, expires 12/19/08	(144)	(56,529)
Kellogg Co., strike price $55, expires 12/22/08	(700)	(64,750)
Kerry Properties Ltd., strike price 61.46 HKD, expires 11/05/08	(350,000)	—
KeyCorp, strike price $11.25, expires 12/30/08	(670)	(158,656)
Kohl’s Corp., strike price $50.29, expires 11/21/08	(33,500)	(536)
Konica Minolta Holdings, Inc., strike price 1,572.64 JPY, expires 11/12/08	(67,000)	—
Legal & General Group Plc, strike price 1.15 GBP, expires 11/04/08	(2,000,000)	(32)
Linde AG, strike price 87.97 EUR, expires 11/07/08	(22,100)	(65)
Linde AG, strike price 94 EUR, expires 11/23/08	(89)	(8,031)
Linear Technology Corp., strike price $32.50, expires 01/19/09	(225)	(2,813)
McDonald’s Corp., strike price $61, expires 11/21/08	(43,000)	(51,613)
Medco Health Solutions, Inc., strike price $40, expires 01/19/09	(110)	(37,950)
Medco Health Solutions, Inc., strike price $50, expires 11/24/08	(285)	(2,850)
Medtronic, Inc., strike price $55, expires 01/19/09	(250)	(5,625)
Mizuho Financial Group, Inc., strike price 575,921.50 JPY, expires 11/05/08	(300)	—
Motorola, Inc., strike price $7.50, expires 01/19/09	(450)	(7,875)
NASDAQ OMX Group (The), strike price $30, expires 12/22/08	(370)	(194,250)
National Express Group Plc, strike price 9.08 GBP, expires 11/04/08	(50,000)	(1)
Nestle S.A., strike price 45 CHF, expires 11/04/08	(69,000)	(57,499)
Nestle S.A., strike price 52.40 CHF, expires 11/07/08	(85,000)	(227)
New World Development Co. Ltd., strike price 23.19 HKD, expires 11/05/08	(964,000)	(1)
Newmont Mining Corp., strike price $60, expires 12/22/08	(170)	(680)
Nike, Inc., strike price $65.50, expires 12/19/08	(25,000)	(39,720)
Nike, Inc., strike price $71, expires 11/21/08	(32,000)	(2,726)
Nintendo Co. Ltd., strike price 62,485.84 JPY, expires 11/05/08	(8,200)	—
Nintendo Co. Ltd., strike price 62,685 JPY, expires 11/05/08	(5,800)	—
Nordea Bank AB, strike price 104 SEK, expires 11/04/08	(37,000)	—
Norfolk Southern Corp., strike price $62.99, expires 11/03/08	(44,000)	(8,364)
Novartis AG (ADR), strike price $60, expires 11/21/08	(42,000)	(5,200)

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2008	55

Schedule of Investments (continued)	BlackRock World Investment Trust (BWC)
(Percentages shown are based on Net Assets)

Options Written	Contracts	Value

Call Options Written—(continued)
Occidental Petroleum Corp., strike price $65, expires 01/19/09	(430)	$(180,600)
Oriflame Cosmetics S.A., strike price 415.86 SEK, expires 11/07/08	(44,118)	—
Orkla ASA, strike price 68.99 NOK, expires 11/04/08	(192,000)	—
Parmalat S.p.A., strike price 1.94 EUR, expires 11/11/08	(772,734)	(10)
Partner Communications (ADR), strike price $24.03, expires 11/21/08	(168,000)	(403)
Partner Communications (ADR), strike price $25, expires 11/24/08	(625)	(9,375)
Petroleo Brasileiro S.A. (ADR), strike price $55, expires 11/24/08	(280)	(1,400)
Pfizer, Inc., strike price $20, expires 01/19/09	(930)	(67,890)
Pfizer, Inc., strike price $20, expires 12/22/08	(1,200)	(51,000)
Philippine Long Distance Telephone Co. (ADR), strike price $65, expires 01/19/09	(405)	(20,250)
Pioneer Natural Resources Co., strike price $65, expires 12/22/08	(778)	(11,670)
Pioneer Natural Resources Co., strike price $75, expires 12/22/08	(190)	(1,900)
Potash Corp. of Saskatchewan, strike price $120, expires 01/19/09	(45)	(14,400)
PowerShares Dynamic Insurance Portfolio, strike price $16.94, expires 11/03/08	(26,000)	—
PPR, strike price 82.29 EUR, expires 11/04/08	(12,800)	—
Procter & Gamble Co., strike price $68.50, expires 11/21/08	(36,500)	(24,864)
Public Service Enterprise Group, Inc., strike price $45, expires 12/22/08	(275)	(2,063)
Qualcomm, Inc., strike price $48.75, expires 11/03/08	(358)	—
Qualcomm, Inc., strike price $57.50, expires 01/19/09	(330)	(3,465)
Regions Financial Corp., strike price $11.38, expires 12/30/08	(690)	(101,347)
Research In Motion Ltd., strike price $170, expires 12/22/08	(150)	(450)
Rio Tinto Plc (ADR), strike price $195, expires 12/22/08	(6)	(14,520)
Roche Holding AG, strike price 190 CHF, expires 12/09/08	(8,200)	(50,925)
Royal Bank of Canada, strike price 50 CAD, expires 01/19/09	(110)	(26,056)
Samsung Electronics Co. Ltd., strike price 799,580.37 KRW, expires 11/05/08	(3,250)	—
Shizuoka Bank Ltd. (The), strike price 895.02 JPY, expires 01/06/09	(66,500)	(66,375)
Simon Property Group, Inc. (REIT), strike price $95, expires 01/19/09	(66)	(9,900)
Sims Group Ltd., strike price 34 AUD, expires 11/05/08	(70,500)	—
Sims Group Ltd., strike price 41.57 AUD, expires 11/05/08	(86,000)	(1)
Singapore Airlines Ltd., strike price 17.16 SGD, expires 11/05/08	(138,000)	(1)
Singapore Telecommunications Ltd., strike price 3.97 SGD, expires 11/05/08	(1,100,000)	(7)
SPDR KBW Insurance, strike price $48,expires 12/22/08	(215)	(7,525)
SPDR KBW Insurance, strike price $49.86, expires 11/21/08	(14,500)	(1)

Options Written	Contracts	Value

Call Options Written—(concluded)
Sumitomo Corp., strike price 763.76 JPY, expires 01/06/09	(111,000)	$(197,841)
Syngenta AG, strike price 334.41 CHF, expires 11/04/08	(15,200)	—
T. Rowe Price Group, Inc., strike price $60, expires 11/24/08	(70)	(700)
T. Rowe Price Group, Inc., strike price $62, expires 11/11/08	(12,500)	(49)
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR), strike price $11, expires 11/14/08	(220,000)	(132)
Target Corp., strike price $62.50, expires 01/19/09	(250)	(17,125)
TELUS Corp., strike price 50 CAD, expires 11/24/08	(350)	(5,517)
TELUS Corp., strike price 52 CAD, expires 11/22/08	(500)	(4,563)
Torchmark Corp., strike price $65, expires 11/24/08	(100)	(7,500)
Total S.A., strike price 52.89 EUR, expires 11/04/08	(24,000)	(10)
Total S.A., strike price 58.29 EUR, expires 11/04/08	(16,000)	—
Toyota Motor Corp. (ADR), strike price $90, expires 01/19/09	(160)	(57,600)
U.S. Bancorp, strike price $30, expires 11/03/08	(144)	(7,076)
U.S. Bancorp, strike price $37.50, expires 12/22/08	(305)	(4,575)
Ultra Petroleum Corp., strike price $60, expires 01/19/09	(200)	(56,000)
UMB Financial Corp., strike price $56.50, expires 11/10/08	(13,600)	(4,345)
Unilever Plc, strike price 16.60 GBP, expires 11/11/08	(117,000)	(4,162)
United Overseas Bank Ltd., strike price 22.07 SGD, expires 11/05/08	(226,300)	(2)
Vivendi, strike price 24.98 EUR, expires 11/13/08	(57,000)	(11,436)
Vodafone Group Plc (ADR), strike price $35.25, expires 11/21/08	(72,000)	(22)
Wal-Mart Stores, Inc., strike price $60, expires 12/22/08	(300)	(61,350)
Wal-Mart Stores, Inc., strike price $65, expires 11/24/08	(300)	(6,900)
Walt Disney Co. (The), strike price $33.39, expires 11/21/08	(48,500)	(563)
Walt Disney Co. (The), strike price $35, expires 01/19/09	(260)	(5,850)
Wells Fargo & Co., strike price $30, expires 11/03/08	(355)	(145,152)
Wells Fargo & Co., strike price $40, expires 01/19/09	(240)	(34,200)
Wells Fargo & Co., strike price $40, expires 11/24/08	(250)	(5,625)
Weyerhauser Co., strike price $65, expires 01/19/09	(290)	(4,350)
Yara International ASA, strike price 332.72 NOK, expires 11/04/08	(188,400)	—
Yum! Brands, Inc., strike price $40.50, expires 11/07/08	(57,000)	(1)

Total Call Options Written		(4,420,423)

Put Options Written—(0.0)%
IntercontinentalExchange, Inc., strike price $70, expires 11/24/08	(170)	(48,026)
Target Corp., strike price $40, expires 11/24/08	(175)	(63,000)

Total Put Options Written		(111,026)

Total Options Written (Premium Received—$20,375,800)—(0.8)%		(4,531,449)

Total Investments Net of Options Written—101.5%		568,575,187
Liabilities in Excess of Other Assets—(1.5)%		(8,214,716)

Net Assets—100.0%		$560,360,471

See Notes to Financial Statements.

56	ANNUAL REPORT	OCTOBER 31, 2008

Schedule of Investments (concluded)	BlackRock World Investment Trust (BWC)

*	The cost and unrealized appreciation (depreciation) of investments as of October 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$775,230,326

Gross unrealized appreciation	$6,660,120
Gross unrealized depreciation	(208,783,810)

Net unrealized depreciation	$(202,123,690)

(a)	Non-income producing security.
(b)	Security, or a portion thereof, pledged as collateral for outstanding options written.
(c)	Security, or a portion of security, is on loan.
(d)	Represents current yield as of report date.
(e)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940 were as follows:

Affiliate	Net Activity	Income

BlackRock Liquidity Series, LLC Money Market Series	2,812,950	$147,177

(f)	Security purchased with the cash proceeds from securities loans.
(g)	Rate shown is the yield to maturity as of date of purchase.

•	Foreign currency exchange contracts as of October 31, 2008 were as follows:

Currency Purchased		Currency Sold		Settlement Date	Unrealized Appreciation

USD	110,298	JPY	10,718,000	11/04/08	$1,481
USD	29,668	CHF	34,000	11/03/08	349

Total					$1,830

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2008	57

Statements of Assets and Liabilities

October 31, 2008	BlackRock Dividend Achievers™ Trust (BDV)	BlackRock Enhanced Dividend Achievers™ Trust (BDJ)	BlackRock Strategic Dividend Achievers™ Trust (BDT)	BlackRock EcoSolutions Investment Trust (BQR)	BlackRock Global Energy and Resources Trust (BGR)
Assets

Investments at value - unaffiliated[1,2]	$562,405,162	$675,088,898	$287,135,769	$122,219,065	$617,974,336
Investments at value - affiliated[3]	—	21,574,000	—	1,694,500	25,537,250
Cash	—	—	—	—	—
Foreign currency at value[4]	—	—	—	32,696	66,696
Investments sold receivable	—	2,422,181	—	41,172	1,185,036
Margin variation receivable	—	—	—	—	—
Unrealized appreciation on foreign currency exchange contracts	—	—	—	558	—
Dividends and interest receivable	1,401,177	1,647,214	522,932	207,965	1,668,371
Securities lending income receivable - affiliated	—	81,974	—	13,154	64,871
Other assets	178,468	178,955	78,821	38,344	305,626

	563,984,807	700,993,222	287,737,522	124,247,454	646,802,186

Liabilities

Collateral at value - securities loaned	—	21,574,000	—	1,694,500	25,537,250
Bank overdraft	—	—	—	1,099,988	—
Investments purchased payable	—	2,178,999	—	84,014	979,948
Options written at value[5]	—	6,916,961	—	798,468	2,393,816
Margin variation payable	—	—	—	—	—
Unrealized depreciation on swaps contracts	—	—	—	—	—
Foreign currency at value[4]	—	—	—	—	—
Unrealized depreciation on foreign currency exchange contracts	—	—	—	—	—
Investment advisory fees payable	313,700	569,502	183,579	127,462	617,929
Officer’s and Trustees’ fees payable	73,717	54,825	30,881	—	73,274
Licensing fee payable	211,325	248,649	108,483	—	—
Other liabilities	—	—	—	21,562	372,869
Other accrued expenses payable	356,013	481,302	273,583	139,868	347,754

	954,755	32,024,238	596,526	3,965,862	30,322,840

Net Assets	$563,030,052	$668,968,984	$287,140,996	$120,281,592	$616,479,346

Net Assets Consist of

$0.001 par value	$54,518	$69,778	$26,908	$11,757	$29,766
Paid-in capital in excess of par	715,034,009	956,559,889	359,767,925	224,076,255	709,335,050
Undistributed (distributions in excess of) net investment income	84,691	281,977	535,250	131,452	8,357,111
Accumulated net realized gain (loss)	(52,785,280)	(54,587,942)	(9,636,521)	925,176	(5,154,476)
Net unrealized appreciation/depreciation	(99,357,886)	(233,354,718)	(63,552,566)	(104,863,048)	(96,088,105)

Net Assets	$563,030,052	$668,968,984	$287,140,996	$120,281,592	$616,479,346

Net asset value[6]	$10.33	$9.59	$10.67	$10.23	$20.71

[1] Investments at cost - unaffiliated	$661,763,048	$913,107,648	$350,688,335	$228,091,138	$741,747,313
[2] Securities on loan at value	$—	$21,820,760	$—	$1,664,499	$25,067,125
[3] Investments at cost - affiliated	$—	$21,574,000	$—	$1,694,500	$25,537,250
[4] Foreign currency at cost	$—	$—	$—	$32,978	$67,788
[5] Premiums received	$—	$11,580,993	$—	$1,835,551	$30,075,096
[6] Shares Outstanding	54,518,315	69,778,138	26,908,028	11,756,964	29,766,217

See Notes to Financial Statements.

58	ANNUAL REPORT	OCTOBER 31, 2008

October 31, 2008	BlackRock Global Equity Income Trust (BFD)	BlackRock Global Opportunities Equity Trust (BOE)	BlackRock Health Sciences Trust (BME)	BlackRock International Growth and Income Trust (BGY)
Assets

Investments at value - unaffiliated[1,2]	$462,321,971	$231,944,678	$175,623,993	$1,120,581,146
Investments at value - affiliated[3]	—	1,130,500	2,226,500	—
Cash	11,773	—	—	57,505
Foreign currency at value[4]	27,955,529	14,306	434,639	—
Investments sold receivable	627,868	151,889	9,210,384	3,566,826
Margin variation receivable	1,694,917	—	—	—
Unrealized appreciation on foreign currency exchange contracts	—	732	—	33,468
Dividends and interest receivable	2,021,296	530,173	282,099	4,821,644
Securities lending income receivable - affiliated	—	11,566	3,971	1,943
Other assets	132,465	62,025	37,885	268,631

	494,765,819	233,845,869	187,819,471	1,129,331,163

Liabilities

Collateral at value - securities loaned	—	1,130,500	2,226,500	—
Bank overdraft	—	—	—	—
Investments purchased payable	84,495	2,619,954	1,518,275	945
Options written at value[5]	13,157,615	1,804,677	3,967,710	17,953,473
Margin variation payable	246,967	—	—	—
Unrealized depreciation on swaps contracts	—	—	—	1,061,948
Foreign currency at value[4]	—	—	—	283,617
Unrealized depreciation on foreign currency exchange contracts	—	—	—	3,362
Investment advisory fees payable	418,572	200,812	157,868	974,462
Officer’s and Trustees’ fees payable	30,412	17,107	8,974	75,850
Licensing fee payable	—	—	—	4,387
Other liabilities	—	—	161,605	1,758,788
Other accrued expenses payable	422,575	238,249	136,741	698,317

	14,360,636	6,011,299	8,177,673	22,815,149

Net Assets	$480,405,183	$227,834,570	$179,641,798	$1,106,516,014

Net Assets Consist of

$0.001 par value	$44,995	$12,634	$7,592	$106,306
Paid-in capital in excess of par	764,227,682	301,552,572	181,149,149	1,976,704,371
Undistributed (distributions in excess of) net investment income	(14,254)	21,527	247,494	952,653
Accumulated net realized gain (loss)	(69,442,442)	(1,497,798)	2,325,602	(2,053,403)
Net unrealized appreciation/depreciation	(214,410,798)	(72,254,365)	(4,088,039)	(869,193,913)

Net Assets	$480,405,183	$227,834,570	$179,641,798	$1,106,516,014

Net asset value[6]	$10.68	$18.03	$23.66	$10.41

[1] Investments at cost - unaffiliated	$667,387,045	$310,850,579	$181,307,062	$1,990,489,658
[2] Securities on loan at value	$—	$1,121,490	$2,226,122	$—
[3] Investments at cost - affiliated	$—	$1,130,500	$2,226,500	$—
[4] Foreign currency at cost	$29,113,835	$14,442	$422,926	$(282,773)
[5] Premiums received	$9,618,280	$8,453,687	$5,552,545	$19,940,508
[6] Shares Outstanding	44,995,192	12,634,026	7,591,500	106,306,178

October 31, 2008	BlackRock Real Asset Equity Trust (BCF)	BlackRock S&P Quality Rankings Global Equity Managed Trust (BQY)	BlackRock World Investment Trust (BWC)
Assets

Investments at value - unaffiliated[1,2]	$548,796,428	$74,691,030	$570,293,686
Investments at value - affiliated[3]	1,612,600	—	2,812,950
Cash	—	—	—
Foreign currency at value[4]	—	6,788	36,977
Investments sold receivable	685,543	—	352,705
Margin variation receivable	—	—	—
Unrealized appreciation on foreign currency exchange contracts	—	—	1,830
Dividends and interest receivable	826,516	226,512	1,377,295
Securities lending income receivable - affiliated	5,831	—	30,658
Other assets	286,828	21,220	162,082

	552,213,746	74,945,550	575,068,183

Liabilities

Collateral at value - securities loaned	1,612,600	—	2,812,950
Bank overdraft	—	—	—
Investments purchased payable	11,618,685	—	6,382,110
Options written at value[5]	2,686,196	—	4,531,449
Margin variation payable	—	—	—
Unrealized depreciation on swaps contracts	—	—	—
Foreign currency at value[4]	1,627	—	—
Unrealized depreciation on foreign currency exchange contracts	—	67	—
Investment advisory fees payable	579,635	49,111	492,211
Officer’s and Trustees’ fees payable	53,747	7,300	47,612
Licensing fee payable	—	46,556	—
Other liabilities	—	—	—
Other accrued expenses payable	403,830	126,089	441,380

	16,956,320	229,123	14,707,712

Net Assets	$535,257,426	$74,716,427	$560,360,471

Net Assets Consist of

$0.001 par value	$56,708	$6,033	$52,163
Paid-in capital in excess of par	811,015,946	83,384,353	746,486,768
Undistributed (distributions in excess of) net investment income	1,465,037	157,407	1,258,770
Accumulated net realized gain (loss)	(2,743,951)	(430,343)	(3,387,164)
Net unrealized appreciation/depreciation	(274,536,314)	(8,401,023)	(184,050,066)

Net Assets	$535,257,426	$74,716,427	$560,360,471

Net asset value[6]	$9.44	$12.38	$10.74

[1] Investments at cost - unaffiliated	$840,684,883	$83,095,952	$770,192,269
[2] Securities on loan at value	$1,623,368	$—	$2,790,531
[3] Investments at cost - affiliated	$1,612,600	$—	$2,812,950
[4] Foreign currency at cost	$(1,571)	$6,828	$37,300
[5] Premiums received	$20,028,393	$—	$20,375,800
[6] Shares Outstanding	56,708,028	6,033,028	52,162,868

ANNUAL REPORT	OCTOBER 31, 2008	59

Statements of Operations

Year Ended October 31, 2008	BlackRock Dividend Achievers™ Trust (BDV)	BlackRock Enhanced Dividend Achievers™ Trust (BDJ)	BlackRock Strategic Dividend Achievers™ Trust (BDT)	BlackRock EcoSolutions Investment Trust (BQR)	BlackRock Global Energy and Resources Trust (BGR)
Investment Income

Dividends	$29,830,769	$34,717,192	$15,172,564	$3,148,066	$24,658,692
Interest	226,892	874,612	171,546	684,811	1,248,115
Securities lending income - affiliated	—	353,731	—	78,088	463,647
Foreign taxes withheld	—	—	—	(194,879)	(689,343)

Total income	30,057,661	35,945,535	15,344,110	3,716,086	25,681,111

Expenses

Investment advisory	4,555,776	8,205,304	2,653,021	2,568,378	12,600,258
License	700,889	820,530	353,736	—	—
Printing	170,631	191,308	85,960	52,938	176,959
Professional	135,097	153,213	97,660	80,593	162,592
Custodian	131,211	128,143	58,834	110,068	217,160
Officer and Trustees	66,695	90,667	18,500	19,815	108,343
Insurance	37,742	43,959	18,305	10,667	50,015
Transfer agent	13,349	14,734	13,973	11,849	13,833
Registration	6,082	19,613	2,330	31,576	2,072
Miscellaneous	7,986	7,871	7,246	15,116	8,694

Total expenses	5,825,458	9,675,342	3,309,565	2,901,000	13,339,926

Less fees waived by advisor	—	—	—	—	(2,100,043)
Less fees paid indirectly	—	(1,183)	—	(3,475)	(779)

Total expenses after fees waived and paid indirectly	5,825,458	9,674,159	3,309,565	2,897,525	11,239,104

Net investment income	24,232,203	26,271,376	12,034,545	818,561	14,442,007

Realized and Unrealized Gain (Loss)

Net realized gain (loss) from:
Investments	(54,852,838)	(95,751,719)	(11,706,289)	7,271,817	52,153,470
Foreign currency	—	—	—	(354,603)	950,030
Futures	—	—	—	—	—
Options written	—	48,767,386	—	12,048,852	(9,626,069)
Swaps	—	—	—	—	—

	(54,852,838)	(46,984,333)	(11,706,289)	18,966,066	43,477,431

Net change in unrealized appreciation/depreciation on:
Investments	(201,915,360)	(220,104,231)	(98,616,276)	(121,800,163)	(475,557,407)
Foreign currency	—	—	—	(39,687)	(107,039)
Futures	—	—	—	—	—
Options written	—	4,219,083	—	2,417,148	33,156,001
Swaps	—	—	—	—	(15,831,971)

	(201,915,360)	(215,885,148)	(98,616,276)	(119,422,702)	(458,340,416)

Total realized and unrealized loss	(256,768,198)	(262,869,481)	(110,322,565)	(100,456,636)	(414,862,985)

Net Decrease in Net Assets Resulting from Operations	$(232,535,995)	$(236,598,105)	$(98,288,020)	$(99,638,075)	$(400,420,978)

See Notes to Financial Statements.

60	ANNUAL REPORT	OCTOBER 31, 2008

Year Ended October 31, 2008	BlackRock Global Equity Income Trust (BFD)	BlackRock Global Opportunities Equity Trust (BOE)	BlackRock Health Sciences Trust (BME)	BlackRock International Growth and Income Trust (BGY)
Investment Income

Dividends	$27,190,695	$8,751,778	$2,076,564	$63,011,008
Interest	1,179,432	767,629	755,099	4,213,658
Securities lending income - affiliated	—	51,605	64,833	2,633
Foreign taxes withheld	(1,403,893)	(527,018)	(57,931)	(5,829,540)

Total income	26,966,234	9,043,994	2,838,565	61,397,759

Expenses

Investment advisory	7,151,577	3,304,776	2,124,115	17,817,570
License	—	—	—	3,082
Printing	157,954	63,817	60,368	222,298
Professional	147,099	95,298	85,339	227,561
Custodian	294,572	200,538	82,359	1,003,081
Officer and Trustees	93,109	23,496	15,221	245,581
Insurance	39,508	17,416	10,287	95,556
Transfer agent	10,843	13,754	13,734	10,971
Registration	18,958	1,699	7,163	22,510
Miscellaneous	16,382	43,819	11,453	88,865

Total expenses	7,930,002	3,764,613	2,410,039	19,737,075

Less fees waived by advisor	—	—	—	—
Less fees paid indirectly	(1,942)	(224)	(184)	(1,668)

Total expenses after fees waived and paid indirectly	7,928,060	3,764,389	2,409,855	19,735,407

Net investment income	19,038,174	5,279,605	428,710	41,662,352

Realized and Unrealized Gain (Loss)

Net realized gain (loss) from:
Investments	(97,682,952)	3,815,970	8,723,435	(39,717,457)
Foreign currency	(546,527)	(334,493)	(25,971)	(2,515,137)
Futures	(16,948,409)	—	—	—
Options written	45,937,146	20,373,804	2,959,905	134,873,275
Swaps	—	—	—	(11,246,240)

	(69,240,742)	23,855,281	11,657,369	81,394,441

Net change in unrealized appreciation/depreciation on:
Investments	(256,289,182)	(170,715,701)	(47,375,024)	(1,002,790,543)
Foreign currency	(2,351,679)	(36,466)	7,921	(563,399)
Futures	(5,329,862)	—	—	—
Options written	(4,140,287)	15,656,508	728,119	26,745,368
Swaps	—	—	(354,737)	(1,061,948)

	(268,111,010)	(155,095,659)	(46,993,721)	(977,670,522)

Total realized and unrealized loss	(337,351,752)	(131,240,378)	(35,336,352)	(896,276,081)

Net Decrease in Net Assets Resulting from Operations	$(318,313,578)	$(125,960,773)	$(34,907,642)	$(854,613,729)

Year Ended October 31, 2008	BlackRock Real Asset Equity Trust (BCF)	BlackRock S&P Quality Rankings Global Equity Managed Trust (BQY)	BlackRock World Investment Trust (BWC)
Investment Income

Dividends	$21,561,678	$4,441,047	$21,349,768
Interest	2,111,941	40,294	1,882,122
Securities lending income - affiliated	71,134	—	147,177
Foreign taxes withheld	(371,686)	(200,097)	(1,363,029)

Total income	23,373,067	4,281,244	22,016,038

Expenses

Investment advisory	12,569,283	788,644	8,194,636
License	—	42,408	—
Printing	162,175	28,149	165,111
Professional	144,494	62,557	152,943
Custodian	407,075	53,959	334,541
Officer and Trustees	119,123	6,825	95,488
Insurance	52,690	5,661	43,380
Transfer agent	9,970	13,855	14,489
Registration	14,503	1,593	14,434
Miscellaneous	29,525	7,244	14,530

Total expenses	13,508,838	1,010,895	9,029,552

Less fees waived by advisor	(2,094,880)	—	—
Less fees paid indirectly	(1,712)	(1)	(382)

Total expenses after fees waived and paid indirectly	11,412,246	1,010,894	9,029,170

Net investment income	11,960,821	3,270,350	12,986,868

Realized and Unrealized Gain (Loss)

Net realized gain (loss) from:
Investments	38,708,317	(502,068)	8,402,472
Foreign currency	(1,085,478)	19,718	(532,517)
Futures	—	—	—
Options written	10,875,562	—	49,684,859
Swaps	—	—	—

	48,498,401	(482,350)	57,554,814

Net change in unrealized appreciation/depreciation on:
Investments	(653,222,883)	(49,323,042)	(429,377,536)
Foreign currency	(85,405)	(24,626)	(76,851)
Futures	—	—	—
Options written	27,537,518	—	48,562,174
Swaps	—	—	—

	(625,770,770)	(49,347,668)	(380,892,213)

Total realized and unrealized loss	(577,272,369)	(49,830,018)	(323,337,399)

Net Decrease in Net Assets Resulting from Operations	$(565,311,548)	$(46,559,668)	$(310,350,531)

ANNUAL REPORT	OCTOBER 31, 2008	61

Statements of Changes in Net Assets

	BlackRock Dividend Achievers™ Trust (BDV)		BlackRock Enhanced Dividend Achievers™ Trust (BDJ)

	Year Ended October 31,		Year Ended October 31,

Increase (Decrease) in Net Assets:	2008	2007	2008	2007
Operations

Net investment income	$24,232,203	$25,229,409	$26,271,376	$28,437,040
Net realized gain (loss)	(54,852,838)	20,019,931	(46,984,333)	59,786,766
Net change in unrealized appreciation/depreciation	(201,915,360)	(21,252,973)	(215,885,148)	(57,684,009)

Net increase (decrease) in net assets resulting from operations	(232,535,995)	23,996,367	(236,598,105)	30,539,797

Dividends and Distributions to Shareholders From

Net investment income	(23,269,463)	(24,156,155)	(36,568,327)	(29,664,644)
Net realized gains	—	(20,789,577)	—	(55,532,595)
Tax return of capital	(25,797,022)	(4,120,753)	(41,626,799)	—

Decrease in net assets resulting from dividends and distributions to shareholders	(49,066,485)	(49,066,485)	(78,195,126)	(85,197,239)

Capital Share Transactions

Net proceeds from the issuance of shares	—	—	—	—
Net proceeds from the underwriters’ over-allotment option exercised	—	—	—	—
Reinvestment of dividends	—	—	—	5,292,836

Net increase in net assets derived from share transactions	—	—	—	5,292,836

Net Assets

Total increase (decrease) in net assets	(281,602,480)	(25,070,118)	(314,793,231)	(49,364,606)
Beginning of period	844,632,532	869,702,650	983,762,215	1,033,126,821

End of period	$563,030,052	$844,632,532	$668,968,984	$983,762,215

End of period undistributed (distributions in excess of) net investment income	$84,691	$1,189,535	$281,977	$12,796,179

1Commencement of investment operations for BlackRock EcoSolutions Investment Trust and BlackRock Global Equity Income Trust was September 28, 2007 and March 30, 2007, respectively. This information includes the initial investment by BlackRock Funding, Inc.

See Notes to Financial Statements.

62	ANNUAL REPORT	OCTOBER 31, 2008

	BlackRock Strategic Dividend Achievers™ Trust (BDT)		BlackRock EcoSolutions Investment Trust (BQR)

	Year Ended October 31,		Period Ended October 31,

Increase (Decrease) in Net Assets:	2008	2007	2008	2007[1]
Operations

Net investment income	$12,034,545	$12,057,071	$818,561	$205,295
Net realized gain (loss)	(11,706,289)	9,048,370	18,966,066	(140,152)
Net change in unrealized appreciation/depreciation	(98,616,276)	(21,179,657)	(119,422,702)	14,559,654

Net increase (decrease) in net assets resulting from operations	(98,288,020)	(74,216)	(99,638,075)	14,624,797

Dividends and Distributions to Shareholders From

Net investment income	(10,691,257)	(10,698,807)	(197,349)	—
Net realized gains	—	(10,317,564)	(18,613,793)	—
Tax return of capital	(13,525,968)	(3,200,857)	—	—

Decrease in net assets resulting from dividends and distributions to shareholders	(24,217,225)	(24,217,228)	(18,811,142)	—

Capital Share Transactions

Net proceeds from the issuance of shares	—	—	—	224,106,012
Net proceeds from the underwriters’ over-allotment option exercised	—	—	—	—
Reinvestment of dividends	—	—	—	—

Net increase in net assets derived from share transactions	—	—	—	224,106,012

Net Assets

Total increase (decrease) in net assets	(122,505,245)	(24,291,444)	(118,449,217)	238,730,809
Beginning of period	409,646,241	433,937,685	238,730,809	—

End of period	$287,140,996	$409,646,241	$120,281,592	$238,730,809

End of period undistributed (distributions in excess of) net investment income	$535,250	$1,261,732	$131,452	$27,998

	BlackRock Global Energy and Resources Trust (BGR)		BlackRock Global Equity Income Trust (BFD)

	Year Ended October 31,		Period Ended October 31,

Increase (Decrease) in Net Assets:	2008	2007	2008	2007[1]
Operations

Net investment income	$14,442,007	$16,146,812	$19,038,174	$10,595,977
Net realized gain (loss)	43,477,431	57,549,320	(69,240,742)	4,771,359
Net change in unrealized appreciation/depreciation	(458,340,416)	217,159,445	(268,111,010)	53,700,212

Net increase (decrease) in net assets resulting from operations	(400,420,978)	290,855,577	(318,313,578)	69,067,548

Dividends and Distributions to Shareholders From

Net investment income	(28,642,573)	(20,878,607)	(18,288,211)	(12,557,245)
Net realized gains	(73,767,114)	(33,770,708)	—	(3,791,008)
Tax return of capital	—	—	(67,202,654)	(26,364,301)

Decrease in net assets resulting from dividends and distributions to shareholders	(102,409,687)	(54,649,315)	(85,490,865)	(42,712,554)

Capital Share Transactions

Net proceeds from the issuance of shares	—	—	—	762,561,051
Net proceeds from the underwriters’ over-allotment option exercised	—	—	—	93,938,305
Reinvestment of dividends	—	—	—	1,355,276

Net increase in net assets derived from share transactions	—	—	—	857,854,632

Net Assets

Total increase (decrease) in net assets	(502,830,665)	236,206,262	(403,804,443)	884,209,626
Beginning of period	1,119,310,011	883,103,749	884,209,626	—

End of period	$616,479,346	$1,119,310,011	$480,405,183	$884,209,626

End of period undistributed (distributions in excess of) net investment income	$8,357,111	$1,661,984	$(14,254)	$(50,772)

ANNUAL REPORT	OCTOBER 31, 2008	63

Statements of Changes in Net Assets (concluded)

	BlackRock Global Opportunities Equity Trust (BOE)		BlackRock Health Sciences Trust (BME)

	Year Ended October 31,		Year Ended October 31,

Increase (Decrease) in Net Assets:	2008	2007	2008	2007

Operations

Net investment income	$5,279,605	$6,580,595	$428,710	$318,564
Net realized gain (loss)	23,855,281	26,942,471	11,657,369	15,680,803
Net change in unrealized appreciation/depreciation	(155,095,659)	52,641,050	(46,993,721)	20,607,289

Net increase (decrease) in net assets resulting from operations	(125,960,773)	86,164,116	(34,907,642)	36,606,656

Dividends and Distributions to Shareholders From

Net investment income	(7,049,171)	(4,563,384)	(706,588)	(120,119)
Net realized gains	(31,369,148)	(26,867,198)	(15,024,124)	(16,711,918)
Tax return of capital	(305,125)	—	—	—

Decrease in net assets resulting from dividends and distributions to shareholders	(38,723,444)	(31,430,582)	(15,730,712)	(16,832,037)

Capital Share Transactions

Net proceeds from the issuance of shares	—	—	—	—
Net proceeds from the underwriters’ over-allotment option exercised	—	—	—	—
Reinvestment of dividends	2,777,501	3,263,566	—	2,354,235

Net increase in net assets derived from share transactions	2,777,501	3,263,566	—	2,354,235

Net Assets

Total increase (decrease) in net assets	(161,906,716)	57,997,100	(50,638,354)	22,128,854
Beginning of period	389,741,286	331,744,186	230,280,152	208,151,298

End of period	$227,834,570	$389,741,286	$179,641,798	$230,280,152

End of period undistributed (distributions in excess of) net investment income	$21,527	$2,167,026	$247,494	$196,606

1Commencement of investment operations for BlackRock International Growth and Income Trust was May 30, 2007. This information includes the initial investment by BlackRock Funding, Inc.

See Notes to Financial Statements.

64	ANNUAL REPORT	OCTOBER 31, 2008

	BlackRock International Growth and Income Trust (BGY)		BlackRock Real Asset Equity Trust (BCF)

	Period Ended October 31,		Year Ended October 31,

Increase (Decrease) in Net Assets:	2008	2007[1]	2008	2007

Operations

Net investment income	$41,662,352	$14,699,939	$11,960,821	$13,224,594
Net realized gain (loss)	81,394,441	50,836,289	48,498,401	62,766,392
Net change in unrealized appreciation/depreciation	(977,670,522)	108,476,609	(625,770,770)	298,625,818

Net increase (decrease) in net assets resulting from operations	(854,613,729)	174,012,837	(565,311,548)	374,616,804

Dividends and Distributions to Shareholders From

Net investment income	(31,621,671)	(11,099,329)	(9,394,325)	(16,196,422)
Net realized gains	(93,583,511)	(53,407,260)	(69,123,611)	(45,456,547)
Tax return of capital	(52,187,938)	—	—	—

Decrease in net assets resulting from dividends and distributions to shareholders	(177,393,120)	(64,506,589)	(78,517,936)	(61,652,969)

Capital Share Transactions

Net proceeds from the issuance of shares	—	1,880,036,615	—	—
Net proceeds from the underwriters’ over-allotment option exercised	—	148,980,000	—	45,840,000
Reinvestment of dividends	—	—	—	—

Net increase in net assets derived from share transactions	—	2,029,016,615	—	45,840,000

Net Assets

Total increase (decrease) in net assets	(1,032,006,849)	2,138,522,863	(643,829,484)	358,803,835
Beginning of period	2,138,522,863	—	1,179,086,910	820,283,075

End of period	$1,106,516,014	$2,138,522,863	$535,257,426	$1,179,086,910

End of period undistributed (distributions in excess of) net investment income	$952,653	$4,673,349	$1,465,037	$(15,981)

	BlackRock S&P Quality Rankings Global Equity Managed Trust (BQY)		BlackRock World Investment Trust (BWC)

	Year Ended October 31,		Year Ended October 31,

Increase (Decrease) in Net Assets:	2008	2007	2008	2007

Operations

Net investment income	$3,270,350	$2,911,572	$12,986,868	$14,414,824
Net realized gain (loss)	(482,350)	2,242,795	57,554,814	75,834,432
Net change in unrealized appreciation/depreciation	(49,347,668)	15,055,973	(380,892,213)	120,020,903

Net increase (decrease) in net assets resulting from operations	(46,559,668)	20,210,340	(310,350,531)	210,270,159

Dividends and Distributions to Shareholders From

Net investment income	(3,107,404)	(2,627,580)	(12,477,040)	(12,835,490)
Net realized gains	—	(2,408,434)	(89,138,804)	(78,213,020)
Tax return of capital	(2,322,321)	(393,713)	—	—

Decrease in net assets resulting from dividends and distributions to shareholders	(5,429,725)	(5,429,727)	(101,615,844)	(91,048,510)

Capital Share Transactions

Net proceeds from the issuance of shares	—	—	—	—
Net proceeds from the underwriters’ over-allotment option exercised	—	—	—	—
Reinvestment of dividends	—	—	1,506,138	1,652,473

Net increase in net assets derived from share transactions	—	—	1,506,138	1,652,473

Net Assets

Total increase (decrease) in net assets	(51,989,393)	14,780,613	(410,460,237)	120,874,122
Beginning of period	126,705,820	111,925,207	970,820,708	849,946,586

End of period	$74,716,427	$126,705,820	$560,360,471	$970,820,708

End of period undistributed (distributions in excess of) net investment income	$157,407	$259,359	$1,258,770	$872,508

ANNUAL REPORT	OCTOBER 31, 2008	65

Financial Highlights	BlackRock Dividend AchieversTM Trust (BDV)

					Period December 23, 2003[1] through October 31, 2004
	Year Ended October 31,

	2008	2007	2006	2005

Per Share Operating Performance

Net asset value, beginning of period	$15.49	$15.95	$14.21	$14.67	$14.33 [2]

Net investment income	0.41	0.45	0.42	0.43	0.37
Net realized and unrealized gain (loss)	(4.67)	(0.01)	2.21	0.01	0.66

Net increase (decrease) from investment operations	(4.26)	0.44	2.63	0.44	1.03

Dividends and distributions from:
Net investment income	(0.43)	(0.44)	(0.41)	(0.43)	(0.38)
Net realized gain	—	(0.38)	(0.32)	(0.28)	—
Tax return of capital	(0.47)	(0.08)	(0.16)	(0.19)	(0.29)

Total dividends and distributions	(0.90)	(0.90)	(0.89)	(0.90)	(0.67)

Offering costs resulting from the issuance of shares	—	—	—	—	(0.02)

Net asset value, end of period	$10.33	$15.49	$15.95	$14.21	$14.67

Market price, end of period	$9.20	$13.64	$14.86	$12.77	$14.98

Total Investment Returns[3]

Based on net asset value	(27.56)%	3.15%	19.89%	3.11%	7.28%[4]

Based on market price	(26.73)%	(2.50)%	24.31%	(9.25)%	4.62%[4]

Ratios to Average Net Assets

Total expenses	0.83%	0.82%	0.84%	0.84%	0.83%[5]

Net investment income	3.46%	2.87%	2.90%	2.93%	3.00%[5]

Supplemental Data

Net assets, end of period (000)	$563,030	$844,633	$869,703	$774,691	$800,200

Portfolio turnover	23%	12%	11%	27%	6%

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
[3]

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.

[4]	Aggregate total investment return.
[5]	Annualized.

See Notes to Financial Statements.

66	ANNUAL REPORT	OCTOBER 31, 2008

Financial Highlights (continued)	BlackRock Enhanced Dividend AchieversTM Trust (BDJ)

				Period August 31, 2005[1] through October 31, 2005

	Year Ended October 31,

	2008	2007	2006

Per Share Operating Performance

Net asset value, beginning of period	$14.10	$14.88	$14.01	$14.33 [2]

Net investment income	0.34	0.39	0.37	0.06
Net realized and unrealized gain (loss)	(3.73)	0.06	1.71	(0.26)

Net increase (decrease) from investment operations	(3.39)	0.45	2.08	(0.20)

Dividends and distributions from:
Net investment income	(0.52)	(0.43)	(0.15)	(0.06)
Net realized gain	(0.60)	(0.80)	(1.06)	(0.04)

Total dividends and distributions	(1.12)	(1.23)	(1.21)	(0.10)

Offering costs resulting from the issuance of shares	—	—	—	(0.02)

Net asset value, end of period	$9.59	$14.10	$14.88	$14.01

Market price, end of period	$8.47	$12.68	$14.92	$13.79

Total Investment Return[3]

Based on net asset value	(24.35)%	3.21%	15.72%	(1.42)%[4]

Based on market price	(25.70)%	(7.43)%	17.97%	(7.40)%[4]

Ratios to Average Net Assets

Total expenses	1.18%	1.17%	1.19%	1.25%[5]

Net investment income	3.20%	2.76%	2.73%	2.44%[5]

Supplemental Data

Net assets, end of period (000)	$668,969	$983,762	$1,033,127	$968,245

Portfolio turnover	86%	91%	138%	5%

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
[3]

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.

[4]	Aggregate total investment return.
[5]	Annualized.

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2008	67

Financial Highlights (continued)	BlackRock Strategic Dividend AchieversTM Trust (BDT)

					Period March 30, 2004[1] through October 31, 2004
	Year Ended October 31,

	2008	2007	2006	2005
Per Share Operating Performance

Net asset value, beginning of period	$15.22	$16.13	$15.14	$14.96	$14.33 [2]

Net investment income	0.37	0.40	0.37	0.46	0.18
Net realized and unrealized gain (loss)	(4.02)	(0.41)	1.52	0.62	0.92

Net increase (decrease) from investment operations	(3.65)	(0.01)	1.89	1.08	1.10

Dividends and distributions from:
Net investment income	(0.40)	(0.40)	(0.35)	(0.46)	(0.17)
Net realized gain	—	(0.38)	(0.55)	(0.42)	—
Tax return of capital	(0.50)	(0.12)	—	(0.02)	(0.28)

Total dividends and distributions	(0.90)	(0.90)	(0.90)	(0.90)	(0.45)

Offering costs resulting from the issuance of shares	—	—	—	—	(0.02)

Net asset value, end of period	$10.67	$15.22	$16.13	$15.14	$14.96

Market price, end of period	$9.01	$13.19	$14.53	$13.20	$14.54

Total Investment Return[3]

Based on net asset value	(23.93)%	0.24%	13.65%	7.62%	7.75%[4]

Based on market price	(25.88)%	(3.56)%	17.43%	(3.46)%	0.01%[4]

Ratios to Average Net Assets

Total expenses	0.94%	0.95%	0.96%	0.96%	0.99%[5]

Net investment income	3.40%	2.75%	2.57%	3.01%	2.18%[5]

Supplemental Data

Net assets, end of period (000)	$287,141	$409,646	$433,938	$407,366	$402.570

Portfolio turnover	20%	18%	18%	24%	1%

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
[3]

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.

[4]	Aggregate total investment return.
[5]	Annualized.

See Notes to Financial Statements.

68	ANNUAL REPORT	OCTOBER 31, 2008

Financial Highlights (continued)	BlackRock EcoSolutions Investment Trust (BQR)

	Year Ended October 31, 2008	Period September 28, 2007[1] through October 31, 2007
Per Share Operating Performance

Net asset value, beginning of period	$20.31	$19.10 [2]

Net investment income	0.03	—
Net realized and unrealized gain (loss)	(8.51)	1.25

Net increase (decrease) from investment operations	(8.48)	1.25

Dividends and distributions from:
Net investment income	(0.02)	—
Net realized gain	(1.58)	—

Total dividends and distributions	(1.60)	—

Offering costs resulting from the issuance of shares	—	(0.04)

Net asset value, end of period	$10.23	$20.31

Market price, end of period	$9.20	$19.75

Total Investment Return[3]

Based on net asset value	(43.99)%	6.28%[4]

Based on market price	(48.20)%	(1.25)%[4]

Ratios to Average Net Assets

Total expenses after fees paid indirectly	1.35%	1.68%[5]

Total expenses	1.36%	1.70%[5]

Net investment income	0.38%	0.97%[5]

Supplemental Data

Net assets, end of period (000)	$120,282	$238,731

Portfolio turnover	45%	4%

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $0.8975 per share sales charge from the initial offering price of $20.00 per share.
[3]

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.

[4]	Aggregate total investment return.
[5]	Annualized.

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2008	69

Financial Highlights (continued)	BlackRock Global Energy and Resources Trust (BGR)

				Period December 29, 2004[1] through October 31, 2005
	Year Ended October 31,

	2008	2007	2006

Per Share Operating Performance

Net asset value, beginning of period	$37.60	$29.67	$28.12	$23.88 [2]

Net investment income	1.18	0.49	0.75	0.56
Net realized and unrealized gain (loss)	(14.63)	9.27	3.65	4.85

Net increase (decrease) from investment operations	(13.45)	9.76	4.40	5.41

Dividends and distributions from:
Net investment income	(0.96)	(0.70)	(0.49)	(0.54)
Net realized gain	(2.48)	(1.13)	(2.36)	(0.59)

Total dividends and distributions	(3.44)	(1.83)	(2.85)	(1.13)

Offering costs resulting from the issuance of shares	—	—	—	(0.04)

Net asset value, end of period	$20.71	$37.60	$29.67	$28.12

Market price, end of period	$17.99	$32.14	$26.73	$25.16

Total Investment Return[3]

Based on net asset value	(38.15)%	34.98%	17.30%	22.99%[4]

Based on market price	(37.14)%	28.07%	18.11%	5.10%[4]

Ratios to Average Net Assets

Total expenses after fees waived and paid indirectly	1.07%	1.07%	1.08%	1.10%[5]

Total expenses	1.27%	1.27%	1.28%	1.30%[5]

Net investment income	1.38%	1.69%	2.47%	2.59%[5]

Supplemental Data

Net assets, end of period (000)	$616,479	$1,119,310	$883,104	$836,924

Portfolio turnover	54%	47%	40%	64%

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $1.12 per share sales charge from the initial offering price of $25.00 per share.
[3]

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.

[4]	Aggregate total investment return.
[5]	Annualized.

See Notes to Financial Statements.

70	ANNUAL REPORT	OCTOBER 31, 2008

Financial Highlights (continued)	BlackRock Global Equity Income Trust (BFD)

	Year Ended October 31, 2008	Period March 30, 2007[1] through October 31, 2007

Per Share Operating Performance

Net asset value, beginning of period	$19.65	$19.10 [2]

Net investment income	0.41	0.28
Net realized and unrealized gain (loss)	(7.48)	1.25

Net increase (decrease) from investment operations	(7.07)	1.53

Dividends and distributions from:
Net investment income	(0.41)	(0.28)
Net realized gain	—	(0.08)
Tax return of capital	(1.49)	(0.59)

Total dividends and distributions	(1.90)	(0.95)

Offering costs resulting from the issuance of shares	—	(0.03)

Net asset value, end of period	$10.68	$19.65

Market price, end of period	$9.13	$17.93

Total Investment Return[3]

Based on net asset value	(38.56)%	8.09%[4]

Based on market price	(42.44)%	(5.81)%[4]

Ratios to Average Net Assets

Total expenses	1.11%	1.11%[5]

Net investment income	2.66%	2.12%[5]

Supplemental Data

Net assets, end of period (000)	$480,405	$884,210

Portfolio turnover	72%	39%

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $0.8975 per share sales charge from the initial offering price of $20.00 per share.
[3]

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.

[4]	Aggregate total investment return.
[5]	Annualized.

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2008	71

Financial Highlights (continued)	BlackRock Global Opportunities Equity Trust (BOE)

				Period May 31, 2005[1] through October 31, 2005
	Year Ended October 31,

	2008	2007	2006

Per Share Operating Performance

Net asset value, beginning of period	$31.09	$26.72	$23.77	$23.88 [2]

Net investment income	0.39	0.55	0.58	0.37
Net realized and unrealized gain (loss)	(10.39)	6.32	4.64	0.13

Net increase (decrease) from investment operations	(10.00)	6.87	5.22	0.50

Dividends and distributions from:
Net investment income	(0.56)	(0.36)	(0.59)	(0.23)
Net realized gain	(2.48)	(2.14)	(1.68)	(0.33)
Tax return of capital	(0.02)	—	—	—

Total dividends and distributions	(3.06)	(2.50)	(2.27)	(0.56)

Offering costs resulting from the issuance of shares	—	—	—	(0.05)

Net asset value, end of period	$18.03	$31.09	$26.72	$23.77

Market price, end of period	$15.89	$28.76	$27.61	$23.88

Total Investment Return[3]

Based on net asset value	(35.08)%	27.47%	24.48%	0.81%[4]

Based on market price	(38.15)%	14.11%	26.64%	(2.21)%[4]

Ratios to Average Net Assets

Total expenses	1.14%	1.15%	1.16%	1.19%[5]

Net investment income	1.60%	1.87%	2.45%	3.66%[5]

Supplemental Data

Net assets, end of period (000)	$227,835	$389,741	$331,744	$294,195

Portfolio turnover	120%	111%	184%	55%

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $1.12 per share sales charge from the initial offering price of $25.00 per share.
[3]

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.

[4]	Aggregate total investment return.
[5]	Annualized.

See Notes to Financial Statements.

72	ANNUAL REPORT	OCTOBER 31, 2008

Financial Highlights (continued)	BlackRock Health Sciences Trust (BME)

				Period March 31, 2005[1] through October 31, 2005
	Year Ended October 31,

	2008	2007	2006
Per Share Operating Performance

Net asset value, beginning of period	$30.33	$27.74	$26.38	$23.88 [2]

Net investment income	0.10	0.05	0.00 [3]	(0.03)
Net realized and unrealized gain (loss)	(4.70)	4.76	3.28	3.34

Net increase (decrease) from investment operations	(4.60)	4.81	3.28	3.31

Dividends and distributions from:
Net investment income	(0.09)	(0.02)	—	—
Net realized gain	(1.98)	(2.20)	(1.92)	(0.77)

Total dividends and distributions	(2.07)	(2.22)	(1.92)	(0.77)

Offering costs resulting from the issuance of shares	—	—	—	(0.04)

Net asset value, end of period	$23.66	$30.33	$27.74	$26.38

Market price, end of period	$21.62	$27.05	$27.32	$25.19

Total Investment Return[4]

Based on net asset value	(15.55)%	18.62%	13.00%	13.88%[5]

Based on market price	(13.47)%	7.42%	16.59%	3.81%[5]

Ratios to Average Net Assets

Total expenses	1.13%	1.13%	1.15%	1.18%[6]

Net investment income	0.20%	0.15%	(0.11)%	(0.19)%[6]

Supplemental Data

Net assets, end of period (000)	$179,642	$230,280	$208,151	$198,005

Portfolio turnover	121%	89%	181%	104%

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
[3]	Amounted to less than $0.01 per share outstanding.
[4]

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.

[5]	Aggregate total investment return.
[6]	Annualized.

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2008	73

Financial Highlights (continued)	BlackRock International Growth and Income Trust (BGY)

	Year Ended October 31, 2008	Period May 30, 2007[1] through October 31, 2007
Per Share Operating Performance

Net asset value, beginning of period	$20.12	$19.10 [2]

Net investment income	0.27	0.14
Net realized and unrealized gain (loss)	(8.31)	1.50

Net increase (decrease) from investment operations	(8.04)	1.64

Dividends and distributions from:
Net investment income	(0.30)	(0.10)
Net realized gain	(0.88)	(0.50)
Tax return of capital	(0.49)	—

Total dividends and distributions	(1.67)	(0.60)

Offering costs resulting from the issuance of shares	—	(0.02)

Net asset value, end of period	$10.41	$20.12

Market price, end of period	$9.09	$17.76

Total Investment Return[3]

Based on net asset value	(41.76)%	8.93%[4]

Based on market price	(42.39)%	(8.17)%[4]

Ratios to Average Net Assets

Total expenses	1.11%	1.07%[5]

Net investment income	2.34%	1.75%[5]

Supplemental Data

Net assets, end of period (000)	$1,106,516	$2,138,523

Portfolio turnover	123%	46%

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $0.8975 per share sales charge from the initial offering price of $20.00 per share.
[3]

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.

[4]	Aggregate total investment return.
[5]	Annualized.

See Notes to Financial Statements.

74	ANNUAL REPORT	OCTOBER 31, 2008

Financial Highlights (continued)	BlackRock Real Asset Equity Trust (BCF)

			Period September 29, 2006[1] through October 31, 2006
	Year Ended October 31,

	2008	2007
Per Share Operating Performance

Net asset value, beginning of period	$20.79	$15.33	$14.33 [2]

Net investment income	0.20	0.20	0.04
Net realized and unrealized gain (loss)	(10.16)	6.35	0.98

Net increase (decrease) from investment operations	(9.96)	6.55	1.02

Dividends and distributions from:
Net investment income	(0.17)	(0.29)	—
Net realized gain	(1.22)	(0.80)	—

Total dividends and distributions	(1.39)	(1.09)	—

Offering costs resulting from the issuance of shares	—	—	(0.02)

Net asset value, end of period	$9.44	$20.79	$15.33

Market price, end of period	$7.74	$17.59	$15.00

Total Investment Return[3]

Based on net asset value	(50.14)%	45.34%	6.98%[4]

Based on market price	(51.69)%	25.67%	—%[4]

Ratios to Average Net Assets

Total expenses after fees waived and paid indirectly	1.09%	1.08%	1.22%[5]

Total expenses	1.29%	1.21%	1.42%[5]

Net investment income	1.14%	1.37%	2.63%[5]

Supplemental Data

Net assets, end of period (000)	$535,257	$1,179,087	$820,283

Portfolio turnover	29%	61%	—%

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
[3]

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.

[4]	Aggregate total investment return.
[5]	Annualized.

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2008	75

Financial Highlights (continued)	BlackRock S&P Quality Rankings Global Equity Managed Trust (BQY)

					Period May 28, 2004[1] through October 31, 2004
	Year Ended October 31,

	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$21.00	$18.55	$15.98	$15.29	$14.33 [2]

Net investment income	0.50	0.46	0.39	0.56	0.21
Net realized and unrealized gain (loss)	(8.22)	2.90	3.22	0.88	0.96

Net increase (decrease) from investment operations	(7.72)	3.36	3.61	1.44	1.17

Dividends and distributions from:
Net investment income	(0.52)	(0.44)	(0.49)	(0.37)	(0.17)
Net realized gain	—	(0.40)	(0.55)	(0.38)	—
Tax return of capital	(0.38)	(0.07)	0.00 [3]	—	(0.02)

Total dividends and distributions	(0.90)	(0.91)	(1.04)	(0.75)	(0.19)

Offering costs resulting from the issuance of shares	—	—	—	—	(0.02)

Net asset value, end of period	$12.38	$21.00	$18.55	$15.98	$15.29

Market price, end of period	$10.50	$18.07	$16.36	$14.54	$13.80

Total Investment Return[4]
Based on net asset value	(37.53)%	19.10%	24.34%	10.08%	8.13%[5]

Based on market price	(38.42)%	16.20%	20.52%	10.97%	(6.80)%[5]

Ratios to Average Net Assets
Total expenses	0.96%	1.20%	1.13%	1.14%	1.23%[6]

Net investment income	3.11%	2.45%	2.45%	3.35%	3.27%[6]

Supplemental Data

Net assets, end of period (000)	$74,716	$126,706	$111,925	$96,402	$92,243

Portfolio turnover	10%	12%	10%	38%	4%

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
[3]	Amounted to less than $0.01 per share outstanding.
[4]

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.

[5]	Aggregate total investment return.
[6]	Annualized.

See Notes to Financial Statements.

76	ANNUAL REPORT	OCTOBER 31, 2008

Financial Highlights (concluded)	BlackRock World Investment Trust (BWC)

				Period October 27, 2005[1] through October 31, 2005
	Year Ended October 31,

	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$18.64	$16.35	$14.42	$14.33 [2]

Net investment income	0.25	0.30	0.30	—
Net realized and unrealized gain (loss)	(6.20)	3.74	2.88	0.11

Net increase (decrease) from investment operations	(5.95)	4.04	3.18	0.11

Dividends and distributions from:
Net investment income	(0.24)	(0.25)	(0.34)	—
Net realized gain	(1.71)	(1.50)	(0.91)	—

Total dividends and distributions	(1.95)	(1.75)	(1.25)	—

Offering costs resulting from the issuance of shares	—	—	—	(0.02)

Net asset value, end of period	$10.74	$18.64	$16.35	$14.42

Market price, end of period	$9.22	$17.28	$16.59	$15.08

Total Investment Return[3]
Based on net asset value	(34.34)%	26.48%	22.47%	0.80%[4]

Based on market price	(39.20)%	15.56%	18.99%	0.53%[4]

Ratios to Average Net Assets
Total expenses	1.10%	1.11%	1.10%	1.23%[5]

Net investment income	1.58%	1.62%	2.04%	2.59%[5]

Supplemental Data

Net assets, end of period (000)	$560,360	$970,821	$849,947	$672,981

Portfolio turnover	123%	110%	153%	—%

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
[3]

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.

[4]	Aggregate total investment return.
[5]	Annualized.

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2008	77

Notes to Financial Statements

1. Organization and Significant Accounting Policies:

BlackRock Dividend AchieversTM Trust (“Dividend Achievers”), BlackRock Enhanced Dividend AchieversTM Trust (“Enhanced Dividend Achievers”), BlackRock Strategic Dividend AchieversTM Trust (“Strategic Dividend Achievers”), BlackRock EcoSolutions Investment Trust (“EcoSolutions”), BlackRock Global Energy and Resources Trust (“Global Energy and Resources”), BlackRock Global Equity Income Trust (“Global Equity Income”), BlackRock Global Opportunities Equity Trust (“Global Opportunities”), BlackRock Health Sciences Trust (“Health Sciences”), BlackRock International Growth and Income Trust (“International Growth”), BlackRock Real Asset Equity Trust (“Real Asset”), BlackRock S&P Quality Rankings Global Equity Managed Trust (“S&P Quality Rankings”) and BlackRock World Investment Trust (“World Investment”) (collectively, the “Trusts”) are organized as Delaware statutory trusts. All Trusts, except EcoSolutions, Global Energy and Resources, Global Equity Income, Health Sciences, International Growth and Real Asset, are registered as diversified, closed-end management investment companies under the Investment Company Act of 1940, as amended (the “1940 Act”). EcoSolutions, Global Energy and Resources, Global Equity Income, Health Sciences, International Growth and Real Asset are registered as non-diversified, closed-end management investment companies under the 1940 Act. The Trusts’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The Trusts determine and make available for publication the net asset values of their shares on a daily basis.

Global Equity Income was organized on January 10, 2007, and had no transactions until February 22, 2007, when the Trust sold 6,021 common shares for $115,001 to BlackRock Funding, Inc. Investment operations for Global Equity Income commenced on March 30, 2007. The Trust incurred organization costs that were deferred from the organization date until the commencement of operations.

International Growth was organized on March 13, 2007, and had no transactions until April 18, 2007, when the Trust sold 6,178 common shares for $118,001 to BlackRock Funding, Inc. Investment operations for International Growth commenced on May 30, 2007. The Trust incurred organization costs that were deferred from the organization date until the commencement of operations.

EcoSolutions was organized on June 13, 2007, and had no transactions until July 16, 2007, when the Trust sold 6,964 common shares for $133,002 to BlackRock Funding, Inc. Investment operations for EcoSolutions commenced on September 28, 2007. The Trust incurred organization costs that were deferred from the organization date until the commencement of operations.

The following is a summary of significant accounting policies followed by the Trusts:

Valuation of Investments: Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid price. If no bid price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security. Investments in open-end investment companies are valued at net asset value each business day. Financial futures contracts traded on exchanges are valued at their last sale price. Foreign currency exchange rates will be determined as of the close of business on the NYSE. Swap agreements are valued utilizing quotes received daily by the Trusts’ pricing service or through brokers. Short-term securities are valued at amortized cost. The Trusts value their investments in the BlackRock Liquidity Series, LLC Money Market Series at fair value, which is ordinarily based upon their pro-rata ownership in the net assets of the underlying fund.

Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the option. Over-the-counter options are valued by an independent pricing service using a mathematical model which incorporates a number of market data factors.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment, the investment will be valued by a method approved by the Board of Trustees (the “Board”) as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the investment advisor and/or sub-advisor seeks to determine the price that each Trust might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of business on the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net assets of the Trusts are determined as of such times. Foreign currency exchange rates will be determined as of the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Trust’s net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities will be valued at their fair value as determined in good faith by the Board or by the investment advisor using a pricing service and/or procedures approved by the Board.

78	ANNUAL REPORT	OCTOBER 31, 2008

Notes to Financial Statements (continued)

Derivative Financial Instruments: The Trusts may engage in various portfolio investment strategies both to increase the return of the Trusts and to hedge, or protect, their exposure to interest rate movements and movements in the securities markets. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security, or if the counterparty does not perform under the contract.

•

Financial Futures Contracts — Each Trust may purchase or sell financial futures contracts and options on financial futures contracts for investment purposes or to manage its interest rate risk. Futures are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Pursuant to the contract, the Trust agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recognized by the Trust as unrealized gains or losses. When the contract is closed, the Trust records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of futures transactions involves the risk of an imperfect correlation in the movements in the price of futures contracts, interest rates and the underlying assets, and the possible inability of counterparties to meet the terms of their contracts.

•

Forward Currency Contracts — A forward currency contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Each Trust may enter into foreign currency exchange contracts as a hedge against either specific transactions or portfolio positions. Foreign currency exchange contracts, when used by the Trust, help to manage the overall exposure to the foreign currency backing some of the investments held by the Trust. The contract is marked-to-market daily and the change in market value is recorded by the Trust as an unrealized gain or loss. When the contract is closed, the Trust records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of forward foreign currency contracts involves the risk that counterparties may not meet the terms of the agreement and market risk of unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

•

Options — The Trusts may purchase and write call and put options. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the seller to sell (when the option is exercised), the underlying position at the exercise price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying position at the exercise price at any time or at a specified time during the option period.

When the Trusts purchase (write) an option, an amount equal to the premium paid (received) by the Trusts is reflected as an asset and an equivalent liability. The amount of the asset (liability) is subsequently marked-to-market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Trusts enter into a closing transaction), the Trusts realize a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium received or paid). When the Trust writes a call option, such option is “covered,” meaning that the Trust holds the underlying security subject to being called by the option counterparty, or cash in an amount sufficient to cover the obligation. When the Trust writes a put option, such option is covered by cash or liquid securities in an amount sufficient to cover the obligation. Certain call options are written as part of an arrangement where the counterparty to the transaction borrows the underlying security from the Trust in a securities lending transaction.

In purchasing and writing options, the Trusts bear the market risk of an unfavorable change in the price of the underlying security. Exercise of a written option could result in the Trusts purchasing a security at a price different from the current market value. The Trust may execute transactions in both listed and over-the-counter options. Transactions in certain over-the-counter options may expose the Trust to the risk of default by the counterparty to the transaction.

•

Total Return Swaps — The Trusts may enter into total return swaps for investment purposes or to manage its interest rate risk. Total return swaps are agreements in which one party commits to pay interest in exchange for a market-linked return. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Trusts will receive a payment from or make a payment to the counterparty. These periodic payments received or made by the Trusts are recorded in the accompanying Statements of Operations as realized gains or losses, respectively. Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). When the swap is terminated, the Trusts will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Trusts’ basis in the contract, if any. Swap transactions involve, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

Foreign Currency Transactions: Foreign currency amounts are translated into United States dollars on the following basis: (i) market value of investment securities, assets and liabilities at the current rate of exchange; and (ii) purchases and sales of investment securities, income and expenses at the rates of exchange prevailing on the respective dates of such transactions.

Each Trust reports foreign currency related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

ANNUAL REPORT	OCTOBER 31, 2008	79

Notes to Financial Statements (continued)

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that each Trust segregate assets in connection with certain investments (e.g., options, swaps, forward currency contracts or financial futures contracts), each Trust will, consistent with certain interpretive letters issued by the SEC, designate on their books and records cash or other liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each Trust may also be required to deliver or deposit securities as collateral for certain investments (e.g., financial futures contracts, swaps and written options).

Investment Transactions and Investment Income: Investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Trust has determined the ex-dividend date. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income is recognized on the accrual basis. The Trusts amortize all premiums and discounts on debt securities. Upon commencement of operations, organization costs associated with the establishment of the Trusts were expensed by the Trusts and reimbursed by the Advisor. Offering costs are amortized over a twelve month period beginning with the commencement of operations.

Dividends and Distributions: All Trusts declare and pay dividends and distributions to shareholders quarterly from net investment income, net realized short-term capital gains and, if necessary, other sources. Net long-term capital gains, if any, in excess of loss carryforwards may be distributed annually. Dividends and distributions are recorded on the ex-dividend dates.

Securities Lending: The Trusts may lend securities to financial institutions that provide cash or securities issued or guaranteed by the United States government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Trusts and any additional required collateral is delivered to the Trusts on the next business day. The Trusts typically receive the income on the loaned securities but do not receive the income on the collateral. Where the Trusts receive cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. The Trusts may receive a flat fee for their loans. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The Trusts may pay reasonable lending agent, administrative and custodial fees in connection with their loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Trusts could experience delays and costs in gaining access to the collateral. The Trusts also could suffer a loss where the value of the invested collateral falls below the market value of the borrowed securities either in the event of borrower default or in the event of losses on investments made with cash collateral. For the year ended October 31, 2008, the Trusts received only cash collateral for any securities loaned.

Income Taxes: It is the Trusts’ policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income tax provisions are required. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

Effective April 30, 2008, each Trust except EcoSolutions, Global Equity Income and International Growth implemented Financial Accounting Standards Board (“FASB”) Interpretation No. 48, “Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement No. 109” (“FIN 48”). Effective October 31, 2007, EcoSolutions, Global Equity Income and International Growth implemented FIN 48. FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including investment companies, before being measured and recognized in the financial statements. The investment advisor has evaluated the application of FIN 48 to the Trusts, and has determined that the adoption of FIN 48 does not have a material impact on the Trusts’ financial statements. The Trusts file U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Dividend Achievers, Enhanced Dividend Achievers, Strategic Dividend Achievers, Global Energy and Resources, Global Opportunities, Health Sciences, Real Asset, S&P Quality Rankings and World Investment’s U.S. federal tax returns remains open for the years ended October 31, 2005 through October 31, 2007. The statute of limitations on EcoSolutions, Global Equity Income and International Growth’s U.S. federal tax returns remains open for the year ended October 31, 2007. The statute of limitations on the Trusts’ state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Pronouncements: In September 2006, Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. The impact on the Trusts’ financial statement disclosures, if any, is currently being assessed.

In March 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities-an amendment of FASB Statement No. 133” (“FAS 161”), was issued. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for and how derivative instruments affect an entity’s results of operations and financial position. In September 2008, FASB Staff Position No. 133-1 and FASB Interpretation No. 45-4 (the “FSP”), “Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and

80	ANNUAL REPORT	OCTOBER 31, 2008

Notes to Financial Statements (continued)

FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161” was issued and is effective for fiscal years and interim periods ending after November 15, 2008. The FSP amends FASB Statement No. 133, “Accounting for Derivative Instruments and Hedging Activities,” to require disclosures by sellers of credit derivatives, including credit derivatives embedded in hybrid instruments. The FSP also clarifies the effective date of FAS 161, whereby disclosures required by FAS 161 are effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The impact on the Trusts’ financial statement disclosures, if any, is currently being assessed.

Bank Overdraft: EcoSolutions recorded a bank overdraft resulting from an incorrect posting by the custodian.

Dividend Achievers Universe: Dividend Achievers, Enhanced Dividend Achievers and Strategic Dividend Achievers have been granted a revocable license by Mergent®, Inc. (“Mergent”) to use the Dividend AchieversTM universe of common stocks. If Mergent revokes each Trust’s license to use the Dividend AchieversTM universe, the Board of that Trust may need to adopt a new investment strategy and/or new investment policies. There is no assurance that a Trust would pursue or achieve its investment objective during the period in which it implements these replacement investment policies or strategies. ‘‘Mergent’’ and ‘‘Dividend AchieversTM’’ are trademarks of Mergent and have been licensed for use by Dividend AchieversTM, Enhanced Dividend AchieversTM and Strategic Dividend AchieversTM. The products are not sponsored, endorsed, sold or promoted by Mergent and Mergent makes no representation regarding the advisability of investing in any of these three Trusts. The Trusts are required to pay a quarterly licensing fee, which is shown on their Statement of Operations.

S&P Quality Rankings: S&P Quality Rankings has been granted a license by Standard & Poor’s®, (“S&P”) to use the S&P Quality Rankings and the S&P International Quality Rankings. If S&P terminates the license to use either the S&P Quality Rankings or the S&P International Quality Rankings, the Board may need to adopt a new investment strategy and/or new investment polices. There is no assurance that the Trust would pursue or achieve its investment objective during the period in which it implements these replacement investment policies or strategies. “Standard & Poor’s”, “S&P”, “Standard & Poor’s Earnings and Dividend Rankings”, “S&P Earnings and Dividend Rankings”, “Standard & Poor’s Quality Rankings”, “Standard & Poor’s International Quality Rankings”, “S&P International Quality Rankings” and “S&P Quality Rankings” are trademarks of Standard & Poor’s and have been licensed for use by the Trust. The Trust is not sponsored, managed, advised, sold or promoted by Standard & Poor’s. The Trust is required to pay a quarterly licensing fee, which is shown on its Statement of Operations.

Deferred Compensation and BlackRock Closed-End Share Equivalent Investment Plan: Under the deferred compensation plan approved by each Trust’s Board, non-interested Trustees (“Independent Trustees”) defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of other BlackRock Closed-End Funds selected by the Independent Trustees. This has approximately the same economic effect for the Independent Trustees as if the Independent Trustees had invested the deferred amounts directly in the other BlackRock Closed-End Funds.

The deferred compensation plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Trust. Each Trust may, however, elect to invest in common shares of other BlackRock Closed-End Funds selected by the Independent Trustees in order to match its deferred compensation obligations. Investments to cover the Trusts’ deferred compensation liability are included in other assets on the Statements of Assets and Liabilities. Dividends and distributions from the BlackRock Closed-End Fund investments under the plan are included in income from affiliates on the Statements of Operations.

Other: Expenses directly related to a Trust are charged to that Trust. Other operating expenses shared by several funds are pro-rated among those funds on the basis of relative net assets or other appropriate methods.

2. Investment Advisory Agreement and Other Transactions with Affiliates:

Each Trust has an Investment Management Agreement with BlackRock Advisors, LLC (the “Advisor”), a wholly owned subsidiary of BlackRock, Inc., to provide investment advisory and administration services. Merrill Lynch & Co., Inc. (“Merrill Lynch”) and The PNC Financial Services Group, Inc. (“PNC”) are principal owners of BlackRock, Inc.

The Advisor is responsible for the management of the each Trust’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Trusts. For such services, the Trusts pay the Advisor a monthly fee at the following annual rates of the average daily value of each Trust’s net assets: 0.65% for Dividend Achievers, 1.00% for Enhanced Dividend Achievers, 0.75% for Strategic Dividend Achievers, 1.20% for EcoSolutions, 1.20% for Global Energy and Resources, 1.00% for Global Equity Income, 1.00% for Global Opportunities, 1.00% for Health Sciences, 1.00% for International Growth, 1.20% for Real Asset, 0.75% for S&P Quality Rankings and 1.00% for World Investment. The Advisor has voluntarily agreed to waive a portion of the investment advisory fees on Global Energy and Resources and Real Asset as a percentage of their average weekly net assets as follows: 0.20% for the first five years of the Trusts’ operations (2004 through 2009 for Global Energy and Resources and 2006 through 2011 for Real Asset), 0.15% in 2010 for Global Energy and Resources and in 2012 for Real Asset, 0.10% in 2011 for Global Energy and Resources and in 2013 for Real Asset and 0.05% in 2012 for Global Energy and Resources and in 2014 for Real Asset.

The Advisor has entered into separate sub-advisory agreements with BlackRock Financial Management, Inc. (“BFM”) for Dividend Achievers, Enhanced Dividend Achievers, Strategic Dividend Achievers, S&P Quality Rankings and World Investment, State Street Research & Management Company (“SSRM”) for Global Energy and Resources, BlackRock Investment Management, LLC (“BIM”) and BlackRock Investment Management International Limited (“BII”) for Real Asset and EcoSolutions, BlackRock Capital Management, Inc. (“BCM”) and BIM for Global Equity Income, each an affiliate of the Advisor. The Advisor pays each sub-advisor for services they provide, a monthly fee that is a percentage of the investment advisory fee paid by each Trust to the Advisor.

ANNUAL REPORT	OCTOBER 31, 2008	81

Notes to Financial Statements (continued)

During the year ended October 31, 2008, Merrill Lynch, through its affiliated broker-dealer, Merrill Lynch, Pierce, Fenner & Smith Incorporated (“MLPF&S”), earned commissions on transactions of securities as follows:

Commission Amount

Dividend Achievers	$26,946
Enhanced Dividend Achievers	122,543
Strategic Dividend Achievers	15,196
EcoSolutions	12,630
Global Energy and Resources	23,929
Global Equity Income	2,162,421
Global Opportunities	37,392
Health Sciences	12,753
International Growth	79,626
Real Asset	46,853
World Investment	101,590

The Trusts have received an exemptive order from the SEC permitting it to lend portfolio securities to MLPF&S, a wholly owned subsidiary of Merrill Lynch, or its affiliates. As of October 31, 2008, EcoSolutions, Health Sciences and World Investment loaned securities with a value of $497,500, $2,017,500, and $931,000, respectively, to MLPF&S or its affiliates. Pursuant to that order, the Trusts have retained BIM as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. BIM may, on behalf of the Trusts, invest cash collateral received by the Trusts for such loans, among other things, in a private investment company managed by the Advisor or in registered money market funds advised by the Advisor or its affiliates. For the year ended October 31, 2008, BIM received $298,923 in securities lending agent fees.

The Trusts may also receive earnings credits related to cash balances with The Bank of New York Mellon which are shown on the Statements of Operations as fees paid indirectly.

Certain officers and/or trustees of the Trusts are officers and/or trustees of BlackRock, Inc. or its affiliates. The Trusts reimburse the Advisor for compensation paid to the Trusts’ Chief Compliance Officer.

3. Investments:

Purchases and sales of investment securities, other than short-term investments for the year ended October 31, 2008, were as follows:

	Purchases	Sales

Dividend Achievers	$160,075,606	$181,507,221
Enhanced Dividend Achievers	698,987,407	702,240,415
Strategic Dividend Achievers	70,352,397	81,434,107
EcoSolutions	122,928,505	88,625,101
Global Energy and Resources	557,491,432	560,831,228
Global Equity Income	482,014,775	539,915,113
Global Opportunities	374,770,136	382,661,258
Health Sciences	224,301,027	245,442,911
International Growth	2,172,724,785	2,055,720,847
Real Asset	325,445,707	293,586,522
S&P Quality Rankings	10,679,686	12,752,264
World Investment	957,737,753	972,419,760

Transactions in options written during the year ended October 31, 2008 were as follows:

	Calls		Puts

	Contracts	Premiums	Contracts	Premiums

Enhanced Dividend Achievers
Options outstanding at beginning of year	4,778,513	$13,869,236	—	$—
Options written	20,102,211	65,986,798	3,855	556,662
Options expired	(14,553,582)	(38,287,801)	(1,590)	(123,330)
Options exercised	(3,976,437)	(15,906,675)	(1,315)	(151,934)
Options closed	(4,047,967)	(14,080,565)	(950)	(281,398)

Options outstanding at end of year	2,302,738	$11,580,993	—	$—

EcoSolutions
Options outstanding at beginning of year	4,384,092	$2,617,220	2,389,478	$639,605
Options written	28,060,926	16,309,725	2,578,730	1,587,663
Options expired	(25,449,595)	(10,168,924)	(2,710,328)	(1,572,749)
Options exercised	(2,011,146)	(3,548,847)	(2,215,547)	(559,855)
Options closed	(3,992,530)	(3,415,725)	(12,090)	(52,562)

Options outstanding at end of year	991,747	$1,793,449	30,243	$42,102

Global Energy and Resources
Options outstanding at beginning of year	3,019,825	$14,163,603	26,414	$172,615
Options written	8,843,664	71,271,888	842,401	4,964,904
Options expired	(2,373,306)	(12,746,488)	(105,938)	(1,442,838)
Options exercised	(201,827)	(2,941,683)	(751,417)	(1,571,214)
Options closed	(6,469,245)	(40,363,219)	(8,710)	(1,432,472)

Options outstanding at end of year	2,819,111	$29,384,101	2,750	$690,995

Global Equity Income
Options outstanding at beginning of year	3,613	$5,435,857
Options written	76,175	101,715,731
Options expired	(11,322)	(20,508,291)
Options exercised	(900)	(263,731)
Options closed	(63,726)	(76,761,286)

Options outstanding at end of year	3,840	$9,618,280

Global Opportunities
Options outstanding at beginning of year	13,613,104	$11,649,547	700	$18,550
Options written	29,305,704	33,629,388	910,590	2,174,873
Options expired	(17,792,969)	(16,350,679)	(318,114)	(905,482)
Options exercised	(6,239,501)	(5,109,198)	(531,717)	(881,993)
Options closed	(12,983,009)	(15,424,426)	(61,314)	(346,893)

Options outstanding at end of year	5,903,329	$8,394,632	145	$59,055

Health Sciences
Options outstanding at beginning of year	441,958	$3,075,960	26,361	$388,544
Options written	749,353	9,178,315	238,156	5,254,327
Options expired	(377,759)	(2,991,932)	(40,111)	(798,786)
Options exercised	(58,213)	(762,847)	(27,110)	(371,162)
Options closed	(643,897)	(5,986,090)	(42,619)	(1,433,784)

Options outstanding at end of year	111,442	$2,513,406	154,677	$3,039,139

82	ANNUAL REPORT	OCTOBER 31, 2008

Notes to Financial Statements (continued)

	Calls		Puts

	Contracts	Premiums	Contracts	Premiums

International Growth
Options outstanding at beginning of year	103,958,110	$35,874,512	5,580	$450,528
Options written	370,832,718	189,813,600	19,348,657	18,838,950
Options expired	(291,565,092)	(134,071,158)	(5,995,158)	(7,202,397)
Options exercised	(22,574,476)	(22,943,507)	(10,637,493)	(8,476,104)
Options closed	(112,578,085)	(48,732,939)	(2,721,586)	(3,610,977)

Options outstanding at end of year	48,073,175	$19,940,508	—	$—

Real Asset
Options outstanding at beginning of year	8,699,629	$16,981,947	555,954	$1,370,219
Options written	30,115,807	68,175,057	3,096,660	8,965,175
Options expired	(14,372,428)	(27,888,491)	(889,046)	(4,219,210)
Options exercised	(8,927,529)	(5,371,077)	(2,739,509)	(3,961,398)
Options closed	(7,561,052)	(32,189,901)	(8,409)	(1,833,928)

Options outstanding at end of year	7,954,427	$19,707,535	15,650	$320,858

World Investment
Options outstanding at beginning of year	30,945,501	$25,789,594	1,800	$47,699
Options written	67,220,885	83,856,721	4,841,784	5,327,717
Options expired	(40,318,277)	(40,408,879)	(918,879)	(2,139,440)
Options exercised	(13,731,423)	(12,673,440)	(3,771,357)	(2,382,605)
Options closed	(29,315,817)	(36,330,099)	(153,003)	(711,468)

Options outstanding at end of year	14,800,869	$20,233,897	345	$141,903

As of October 31, 2008, the value of portfolio securities subject to covered call options written were as follows:

Value

Enhanced Dividend Achievers	$285,759,162
EcoSolutions	26,640,739
Global Energy and Resources	160,141,531
Global Opportunities	106,546,682
Health Sciences	43,509,067
International Growth	384,932,884
Real Asset	125,519,050
World Investment	262,702,586

4. Income Tax Information:

Reclassifications: Accounting principles generally accepted in the United States of America require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net asserts or on net asset values per share. The following permanent differences as of October 31, 2008 attributable to the difference between book/tax accounting for Real Estate Investment Trusts, the classification of income recognition from partnership interests, accounting for swap agreements, the sale of stock of passive foreign investment companies and foreign currency transactions were reclassified to the following accounts:

	Decrease Paid-in Capital	Increase (Decrease) Undistributed (Distributions in Excess of) Net Investment Income	Increase (Decrease) Accumulated Net Realized Gain (Loss)

Dividend Achievers	$—	$(2,067,584)	$2,067,584
Enhanced Dividend Achievers	—	(2,217,251)	2,217,251
Strategic Dividend Achievers	—	(2,069,770)	2,069,770
EcoSolutions	—	(517,758)	517,758
Global Energy and Resources	—	20,895,693	(20,895,693)
Global Equity Income	—	(713,445)	713,445
Global Opportunities	(25,121)	(375,933)	401,054
Health Sciences	—	328,766	(328,766)
International Growth	—	(13,761,377)	13,761,377
Real Asset	—	(1,085,478)	1,085,478
S&P Quality Rankings	—	(264,898)	264,898
World Investment	(74,899)	(123,566)	198,465

The tax character of distributions paid during the fiscal years ended October 31, 2008 and October 31, 2007, were as follows:

	Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total

Dividend Achievers
10/31/08	$23,269,463	$—	$25,797,022	$49,066,485
10/31/07	24,327,327	20,618,405	4,120,753	49,066,485
Enhanced Dividend Achievers
10/31/08	36,568,327	—	41,626,799	78,195,126
10/31/07	71,739,757	13,457,482	—	85,197,239
Strategic Dividend Achievers
10/31/08	10,691,257	—	13,525,968	24,217,225
10/31/07	10,698,892	10,317,479	3,200,857	24,217,228
EcoSolutions
10/31/08	18,811,142	—	—	18,811,142
Global Energy and Resources
10/31/08	28,642,573	73,767,114	—	102,409,687
10/31/07	54,649,315	—	—	54,649,315
Global Equity Income
10/31/08	18,288,211	—	67,202,654	85,490,865
10/31/07	16,348,253	—	26,364,301	42,712,554
Global Opportunities
10/31/08	21,251,376	17,166,943	305,125	38,723,444
10/31/07	24,303,443	7,127,139	—	31,430,582
Health Sciences
10/31/08	6,224,792	9,505,920	—	15,730,712
10/31/07	16,832,037	—	—	16,832,037
International Growth
10/31/08	125,205,182	—	52,187,938	177,393,120
10/31/07	64,506,589	—	—	64,506,589
Real Asset
10/31/08	58,332,922	20,185,014	—	78,517,936
10/31/07	58,762,586	2,890,383	—	61,652,969
S&P Quality Rankings
10/31/08	3,107.404	—	2,322,321	5,429,725
10/31/07	2,627,579	2,408,434	393,714	5,429,727
World Investment
10/31/08	42,436,170	59,179,674	—	101,615,844
10/31/07	85,360,467	5,688,043	—	91,048,510

ANNUAL REPORT	OCTOBER 31, 2008	83

Notes to Financial Statements (continued)

As of October 31, 2008, the components of accumulated earnings (losses) on a tax basis were as follows:

	Undistributed Ordinary Income	Capital Loss Carryforward	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)*	Total Accumulated Net Earnings (Losses)

Dividend Achievers	$—	$(52,785,280)	$—	$(99,273,195)	$(152,058,475)
Enhanced Dividend Achievers	—	(29,702,025)	—	(257,958,658)	(287,660,683)
Strategic Dividend Achievers	—	(9,636,519)	—	(63,017,318)	(72,653,837)
EcoSolutions	1,032,348	—	—	(104,838,768)	(103,806,420)
Global Energy and Resources	3,018,504	—	—	(95,903,974)	(92,885,470)
Global Equity Income	—	(67,573,002)	—	(216,294,492)	(283,867,494)
Global Opportunities	—	—	—	(73,730,636)	(73,730,636)
Health Sciences	313,339	—	3,777,435	(5,605,717)	(1,514,943)
International Growth	—	—	—	(870,294,663)	(870,294,663)
Real Asset	1,164,674	—	—	(276,979,902)	(275,815,228)
S&P Quality Rankings	—	(217,452)	—	(8,456,507)	(8,673,959)
World Investment	1,120,865	—	—	(187,299,325)	(186,178,460)

*

The difference between book-basis and tax basis net unrealized gains/(losses) is attributable primarily to the tax deferral of losses on wash sales, the tax deferral of losses on straddles, the realization for tax purposes of unrealized gains/(losses) on certain futures, options and foreign currency contracts, the timing of income recognition on partnership interests, accounting for swap agreements, deferred compensation to trustees, the difference between the book and tax treatment of securities on loan, accounting for investments in Real Estate Investment Trusts and other book/tax temporary differences.

As of October 31, 2008, the Trusts had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates:

Expiring October 31, 2016

Dividend Achievers	$52,785,280
Enhanced Dividend Achievers	29,702,025
Strategic Dividend Achievers	9,636,519
Global Equity Income	67,573,002
S&P Quality Rankings	217,452

5. Capital Share Transactions:

There are an unlimited number of $0.001 par value common shares of beneficial interest authorized for each Trust. At October 31, 2008, the shares owned by an affiliate of the Advisor of the Trusts were as follows:

Common Shares Owned

Dividend Achievers	8,028
Enhanced Dividend Achievers	8,028
Strategic Dividend Achievers	8,028
EcoSolutions	6,964
Global Energy and Resources	4,817
Global Equity Income	6,021
Global Opportunities	4,817
Health Sciences	4,817
International Growth	6,178
Real Asset	8,028
S&P Quality Rankings	8,028
World Investment	8,028

Transactions in shares were as follows:

	Reinvestment of Dividends and Distributions for the Year Ended October 31, 2008	Reinvestment of Dividends and Distributions for the Year Ended October 31, 2007

Enhanced Dividend Achievers	—	354,756
Global Equity Income	—	69,217
Global Opportunities	99,860	120,470
Health Sciences	—	86,683
World Investment	88,064	98,239

	Commencement of Investment Operations	Initial Public Offering	Underwriters’ Exercising the Over-allotment Option

EcoSolutions	September 28, 2007	11,756,964	—
Global Equity Income	March 30, 2007	40,006,021	4,919,954
International Growth	May 30, 2007	98,506,178	7,800,000
Real Asset	September 29, 2006	53,508,028	3,200,000

Offering costs incurred in connection with the Trusts’ offering of common shares have been charged against the proceeds from the initial common share offering of the common shares for EcoSolutions, Global Equity Income, International Growth and Real Asset in the amount of $378,250, $1,287,151, $1,431,386 and $1,254,847, respectively.

84	ANNUAL REPORT	OCTOBER 31, 2008

Notes to Financial Statements (concluded)

6. Concentration Risks:

The Trusts invest from time to time a substantial amount of their assets in issuers located in a single country or a limited number of countries. When the Trusts concentrate their investments in this manner, they assume the risk that economic, political and social conditions in those countries may have a significant impact on investment performance. As of October 31, 2008, the Trusts listed below had the following geographic concentrations:

Country	EcoSolutions	Global Energy and Resources	Health Sciences	Real Asset

United States	42%	76%	82%	60%
Canada	5	14	—	12
United Kingdom	9	1	1	12
Switzerland	3	—	9	—
Brazil	5	2	—	4
Germany	5	—	2	—
Australia	2	2	—	3
Bermuda	1	1	2	1
Netherlands	1	1	2	1
Hong Kong	3	1	—	—
Spain	4	—	—	—
Israel	2	—	2	—
Denmark	3	—	—	—
Belgium	3	—	—	—
France	2	—	—	1
Norway	1	1	—	1
South Africa	1	—	—	2
Japan	2	—	—	—
Italy	1	1	—	—
China	1	—	—	1
Chile	1	—	—	—
Greece	1	—	—	—
Philippines	1	—	—	—
Singapore	1	—	—	—
Mexico	—	—	—	1
Peru	—	—	—	1

As of October 31, 2008, the Trusts listed below had the following sector classifications:

Sector	Global Equity Income	Global Oppor- tunities	S&P Quality Rankings	World Investment

Energy	19%	16%	20%	16%
Financial Institutions	18	15	15	15
Consumer Products	15	15	15	15
Health Care	11	15	9	15
Technology	9	8	11	8
Industrials	9	6	10	5
Telecommunications	6	5	7	6
Basic Materials	6	5	4	6
Exchange-Traded Funds	—	8	—	7
Real Estate	2	1	6	1
Automotive	2	1	1	1
Transportation	1	2	—	2
Media	1	2	—	2
Business Equipment & Services	—	1	1	1
Entertainment & Leisure	1	—	—	—
Aerospace & Defense	—	—	1	—

7. Subsequent Events:

Subsequent to October 31, 2008, the Board declared distributions per common share as follows:

	Ex-Date	Record Date	Payable Date	Distribution per Common Share

Dividend Achievers	12/18/08	12/22/08	12/31/08	$0.162500
Enhanced Dividend Achievers	12/18/08	12/22/08	12/31/08	0.305625
Strategic Dividend Achievers	12/18/08	12/22/08	12/31/08	0.162500
EcoSolutions	12/18/08	12/22/08	12/31/08	0.400000
Global Energy and Resources	12/18/08	12/22/08	12/31/08	0.405000
Global Equity Income	11/12/08	11/14/08	11/28/08	0.475000
Global Opportunities	11/12/08	11/14/08	11/28/08	0.568750
Health Sciences	12/18/08	12/22/08	12/31/08	0.384375
International Growth	12/18/08	12/22/08	12/31/08	0.455100
Real Asset	12/18/08	12/22/08	12/31/08	0.271800
S&P Quality Rankings	11/12/08	11/14/08	11/28/08	0.225000
World Investment	12/18/08	12/22/08	12/31/08	0.341250

On December 5, 2008, the Board approved new sub-advisory agreements for Real Asset and EcoSolutions replacing BIM and BII, respectively, with BlackRock International Limited, an affiliate of the Advisor. It is proposed that the new sub-advisory agreements will become effective on or before December 31, 2008. This change will not result in any change to fees paid by the Trusts or to services performed by the respective sub-advisors.

On September 15, 2008, Bank of America Corporation announced that it has agreed to acquire Merrill Lynch, one of the principal owners of BlackRock, Inc. The purchase has been approved by the shareholders and directors of both companies and certain regulators. Subject to other regulatory approvals, the transaction is expected to close on or about December 31, 2008.

ANNUAL REPORT	OCTOBER 31, 2008	85

Report of Independent Registered Public Accounting Firm

To the Trustees and Shareholders of:

BlackRock Dividend AchieversTM Trust
BlackRock Enhanced Dividend AchieversTM Trust
BlackRock Strategic Dividend AchieversTM Trust
BlackRock EcoSolutions Investment Trust
BlackRock Global Energy and Resources Trust
BlackRock Global Equity Income Trust
BlackRock Global Opportunities Equity Trust
BlackRock Health Sciences Trust
BlackRock International Growth and Income Trust
BlackRock Real Asset Equity Trust
BlackRock S&P Quality Rankings Global Equity Managed Trust
BlackRock World Investment Trust
(Individually a “Trust,” and collectively the “Trusts”)

We have audited the accompanying statements of assets and liabilities of the Trusts, including the schedules of investments, as of October 31, 2008, and the related statements of operations for the year then ended, the statements of changes in net assets and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Trusts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trusts are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trusts’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2008, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Trusts as of October 31, 2008, the results of their operations for the period then ended, the changes in their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York
December 26, 2008

86	ANNUAL REPORT	OCTOBER 31, 2008

Disclosure of Investment Advisory Agreement and Subadvisory Agreement

The Board of Trustees (collectively, the “Board,” the members of which are referred to as “Trustees”) of the BlackRock Dividend Achievers Trust (“BDV”), BlackRock Enhanced Dividend Achievers Trust (“BDJ”), BlackRock Global Energy and Resources Trust (“BGR”), BlackRock Global Equity Income Trust (“BFD”), BlackRock Global Opportunities Equity Trust (“BOE”), BlackRock Health Sciences Trust (“BME”), BlackRock International Growth and Income Trust (“BGY”), BlackRock Real Asset Equity Trust (“BCF”), BlackRock S&P Quality Rankings Global Equity Managed Trust (“BQY”), BlackRock Strategic Dividend Achievers Trust (“BDT”) and BlackRock World Investment Trust (“BWC,” and together with BDV, BDJ, BGR, BFD, BOE, BME, BGY, BCF, BQY and BDT, the “Funds”) met in April and May 2008 to consider approving the continuation of each Fund’s investment advisory agreement (each, an “Advisory Agreement”) with BlackRock Advisors, LLC (the “Advisor”), each Fund’s investment advisor. The Board also considered the approval of each Fund’s subadvisory agreement (each, a “Subadvisory Agreement” and, together with the Advisory Agreement, the “Agreements”) between the Advisor and, as applicable, BlackRock Financial Management, Inc., BlackRock Investment Management, LLC, BlackRock Investment Management International Limited, BlackRock Capital Management, Inc. and State Street Research & Management Company (collectively, the “Subadvisor”). The Advisor and the Subadvisor are collectively referred to herein as the “Advisors” and, together with BlackRock, Inc., “BlackRock.”

Activities and Composition of the Board

The Board of each Fund consists of thirteen individuals, eleven of whom are not “interested persons” of the Funds as defined in the Investment Company Act of 1940 (the “1940 Act”) (the “Independent Trustees”). The Trustees are responsible for the oversight of the operations of the Funds and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chairman of the Board is an Independent Trustee. The Board has established four standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee and a Performance Oversight Committee.

Advisory Agreement and Subadvisory Agreement

Upon the consummation of the combination of BlackRock, Inc.’s investment management business with Merrill Lynch & Co., Inc.’s investment management business, including Merrill Lynch Investment Managers, L.P., and certain affiliates, each Fund entered into an Advisory Agreement and a Subadvisory Agreement, each with an initial two-year term. Consistent with the 1940 Act, after the Advisory Agreement’s and Subadvisory Agreement’s respective initial two-year term, the Board is required to consider the continuation of each Fund’s Advisory Agreement and Subadvisory Agreement on an annual basis. In connection with this process, the Board assessed, among other things, the nature, scope and quality of the services provided to each Fund by the personnel of BlackRock and its affiliates, including investment advisory services, administrative services, secondary market support services, oversight of fund accounting and custody, and assistance in meeting legal and regulatory requirements. The Board also received and assessed information regarding the services provided to each Fund by certain unaffiliated service providers.

Throughout the year, the Board also considered a range of information in connection with its oversight of the services provided by BlackRock and its affiliates. Among the matters the Board considered were: (a) investment performance for one-, three- and five-year periods, as applicable, against peer funds, as well as senior management and portfolio managers’ analysis of the reasons for underperformance, if applicable; (b) fees, including advisory, administration and other fees paid to BlackRock and its affiliates by each Fund, as applicable; (c) Fund operating expenses paid to third parties; (d) the resources devoted to and compliance reports relating to each Fund’s investment objective, policies and restrictions; (e) each Fund’s compliance with its Code of Ethics and compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls; (h) BlackRock’s implementation of the proxy voting guidelines approved by the Board; (i) the use of brokerage commissions and spread and execution quality; (j) valuation and liquidity procedures; and (k) reviews of BlackRock’s business, including BlackRock’s response to the increasing scale of its business.

Board Considerations in Approving the Advisory Agreement and Subadvisory Agreement

To assist the Board in its evaluation of the Agreements, the Trustees received information from BlackRock in advance of the April 22, 2008 meeting which detailed, among other things, the organization, business lines and capabilities of the Advisors, including: (a) the responsibilities of various departments and key personnel and biographical information relating to key personnel; (b) financial statements for BlackRock; (c) the advisory and/or administrative fees paid by each Fund to the Advisors, including comparisons, compiled by Lipper Inc. (“Lipper”), an independent third party, with the management fees, which include advisory and administration fees, of funds with similar investment objectives (“Peers”); (d) the profitability of BlackRock and certain industry profitability analyses for advisors to registered investment companies; (e) the expenses of BlackRock in providing various services; (f) non-investment advisory reimbursements, if applicable, and “fallout” benefits to BlackRock; (g) economies of scale, if any, generated through the Advisors’ management of all of the BlackRock closed-end funds (the “Fund Complex”); (h) the expenses of each Fund, including comparisons of each such Fund’s expense ratios (both before and after any fee waivers) with the expense ratios of its Peers; (i) an internal comparison of management fees classified by Lipper, if applicable; and (j) each Fund’s performance for the past one-, three- and five-year periods, as applicable, as well as each Fund’s performance compared to its Peers.

The Board also considered other matters it deemed important to the approval process, where applicable, such as payments made to BlackRock or its affiliates relating to the distribution of Fund shares, services related to the valuation and pricing of Fund portfolio holdings, allocation of Fund brokerage fees (including the related benefits to BlackRock of “soft dollars”) and direct and indirect benefits to BlackRock and its affiliates from their relationship with the Funds.

ANNUAL REPORT	OCTOBER 31, 2008	87

Disclosure of Investment Advisory Agreement and Subadvisory Agreement (continued)

In addition to the foregoing materials, independent legal counsel to the Independent Trustees provided a legal memorandum outlining, among other things, the duties of the Board under the 1940 Act, as well as the general principles of relevant law in reviewing and approving advisory contracts, the requirements of the 1940 Act in such matters, an advisor’s fiduciary duty with respect to advisory agreements and compensation, and the standards used by courts in determining whether investment company boards of directors have fulfilled their duties and the factors to be considered by boards in voting on advisory agreements.

The Independent Trustees reviewed this information and discussed it with independent legal counsel prior to the meeting on April 22, 2008. At the Board meeting on April 22, 2008, BlackRock made a presentation to and responded to questions from the Board. Following the meeting on April 22, 2008, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these requests with additional written materials provided to the Trustees prior to the meetings on May 29 and 30, 2008. At the Board meetings on May 29 and 30, 2008, BlackRock responded to further questions from the Board. In connection with BlackRock’s presentations, the Board considered each Agreement and, in consultation with independent legal counsel, reviewed the factors set out in judicial decisions and Securities and Exchange Commission (“SEC”) statements relating to the renewal of the Agreements.

Matters Considered by the Board

In connection with its deliberations with respect to the Agreements, the Board considered all factors it believed relevant with respect to each Fund, including the following: the nature, extent and quality of the services provided by the Advisors; the investment performance of each Fund; the costs of the services to be provided and profits to be realized by the Advisors and their affiliates from their relationship with the Funds; the extent to which economies of scale would be realized as the Fund Complex grows; and whether BlackRock realizes other benefits from its relationship with the Funds.

A. Nature, Extent and Quality of the Services: In evaluating the nature, extent and quality of the Advisors’ services, the Board reviewed information concerning the types of services that the Advisors provide and are expected to provide to each Fund, narrative and statistical information concerning each Fund’s performance record and how such performance compares to each Fund’s Peers, information describing BlackRock’s organization and its various departments, the experience and responsibilities of key personnel and available resources. The Board noted the willingness of the personnel of BlackRock to engage in open, candid discussions with the Board. The Board further considered the quality of the Advisors’ investment process in making portfolio management decisions.

In addition to advisory services, the Trustees considered the quality of the administrative and non-investment advisory services provided to the Funds. The Advisors and their affiliates provided each Fund with such administrative and other services, as applicable (in addition to any such services provided by others for the Funds), and officers and other personnel as are necessary for the operations of the respective Fund. In addition to investment management services, the Advisors and their affiliates provided each Fund with services such as: preparing shareholder reports and communications, including annual and semi-annual financial statements and the Funds’ websites; communications with analysts to support secondary market trading; assisting with daily accounting and pricing; preparing periodic filings with regulators and stock exchanges; overseeing and coordinating the activities of other service providers; administering and organizing Board meetings and preparing the Board materials for such meetings; providing legal and compliance support (such as helping to prepare proxy statements and responding to regulatory inquiries); and performing other Fund administrative tasks necessary for the operation of the respective Fund (such as tax reporting and fulfilling regulatory filing requirements). The Board considered the Advisors’ policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Funds and BlackRock: As previously noted, the Board received performance information regarding each Fund and its Peers. Among other things, the Board received materials reflecting each Fund’s historic performance and each Fund’s one-, three- and five-year total returns (as applicable) relative to its Peers (including the Peers’ median performance). The Board was provided with a description of the methodology used by Lipper to select each Fund’s Peers. The Board noted that it regularly reviews the performance of each Fund throughout the year. The Board reviewed a narrative and statistical analysis of the Lipper data that was prepared by BlackRock, which analyzed various factors that affect Lipper rankings.

The Board noted that in general BGY performed better than its Peers in that its performance was above the median of its Peers in the since inception period reported.

The Board noted that in general BCF, BOE, BME and BWC performed better than their respective Peers in that their performance was at or above the median of their respective Peers in both of the one-year and since inception periods reported.

The Board noted that in general BDV, BGR and BQY performed better than their respective Peers in that their performance was at or above the median of their respective Peers in at least two of the one-year, three-year and since inception periods reported.

The Board noted that BFD’s performance was below the median of its Peers for the since inception period reported. The Board concluded that BlackRock was committed to providing the resources necessary to assist the portfolio managers and to continue improving BFD’s performance. Based on its review, the Board generally was satisfied with BlackRock’s efforts to manage BFD.

The Board noted that BDT performed below the median of its Peers in at least two of the one-year, three-year and since inception periods reported. The Board then discussed with representatives of BlackRock the reasons for BDT’s underperformance during these periods compared with its Peers. The Board noted that BDT’s underperformance was as a result of its bias towards higher yielding equities, creating a significant allocation of BDT’s portfolio to financial companies.

88	ANNUAL REPORT	OCTOBER 31, 2008

Disclosure of Investment Advisory Agreement and Subadvisory Agreement (continued)

The Board noted that BDJ performed below the median of its Peers in both the one-year and since inception periods reported. The Board then discussed with representatives of BlackRock the reasons for BDJ’s underper-formance during these periods compared with its Peers. The Board noted that BDJ’s underperformance was as a result of its bias towards higher yielding equities, creating a significant allocation of BDJ’s portfolio to financial companies.

For each of BDT and BDJ, the Board concluded that BlackRock was committed to providing the resources necessary to assist the portfolio managers and to continue improving each Fund’s performance. Based on its review, the Board generally was satisfied with BlackRock’s efforts to manage each of the Funds.

C. Consideration of the Advisory Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Funds: In evaluating the management fees and expenses that each Fund is expected to bear, the Board considered each Fund’s current management fee structure and each Fund’s expense ratios in absolute terms as well as relative to the fees and expense ratios of its applicable Peers. The Board, among other things, reviewed comparisons of each Fund’s gross management fees before and after any applicable reimbursements and fee waivers and total expense ratios before and after any applicable waivers with those of applicable Peers. The Board also reviewed a narrative analysis of the Peer rankings prepared by Lipper and summarized by BlackRock at the request of the Board. This summary placed the Peer rankings into context by analyzing various factors that affect these comparisons.

The Board noted that each of BDV, BDJ, BFD, BOE, BME, BGY, BQY, BDT and BWC paid contractual management fees lower than or equal to the median contractual fees paid by each Fund’s respective Peers. This comparison was made without giving effect to any expense reimbursements or fee waivers.

The Board noted that although BGR and BCF paid contractual management fees higher than the median of each Fund’s respective Peers, each Fund’s actual management fees were lower than or equal to the median of its respective Peers.

The Board also compared the management fees charged and services provided by the Advisors to closed-end funds in general versus other types of clients (such as open-end investment companies and separately managed institutional accounts) in similar investment categories. The Board noted certain differences in services provided and costs incurred by the Advisor with respect to closed-end funds compared to these other types of clients and the reasons for such differences.

In connection with the Board’s consideration of the fees and expense information, the Board reviewed the considerable investment management experience of the Advisors and considered the high level of investment management, administrative and other services provided by the Advisors.

D. Profitability of BlackRock: The Board also considered BlackRock’s profitability in conjunction with its review of fees. The Board reviewed BlackRock’s profitability with respect to the Fund Complex and other fund complexes managed by the Advisors. In reviewing profitability, the Board recognized that one of the most difficult issues in determining profitability is establishing a method of allocating expenses. The Board also reviewed BlackRock’s assumptions and methodology of allocating expenses, noting the inherent limitations in allocating costs among various advisory products. The Board also recognized that individual fund or product line profitability of other advisors is generally not publicly available.

The Board recognized that profitability may be affected by numerous factors including, among other things, the types of funds managed, expense allocations and business mix, and therefore comparability of profitability is somewhat limited. Nevertheless, to the extent available, the Board considered BlackRock’s operating margin compared to the operating margin estimated by BlackRock for a leading investment management firm whose operations consist primarily of advising closed-end funds. The comparison indicated that BlackRock’s operating margin was approximately the same as the operating margin of such firm.

In evaluating the reasonableness of the Advisors’ compensation, the Board also considered any other revenues paid to the Advisors, including partial reimbursements paid to the Advisors for certain non-investment advisory services, if applicable. The Board noted that these payments were less than the Advisors’ costs for providing these services. The Board also considered indirect benefits (such as soft dollar arrangements) that the Advisors and their affiliates are expected to receive, which are attributable to their management of the Fund.

E. Economies of Scale: In reviewing each Fund’s fees and expenses, the Board examined the potential benefits of economies of scale, and whether any economies of scale should be reflected in the Fund’s fee structure, for example through the use of breakpoints for the Fund or the Fund Complex. In this regard, the Board reviewed information provided by BlackRock, noting that most closed-end fund complexes do not have fund-level breakpoints because closed-end funds generally do not experience substantial growth after their initial public offering and each fund is managed independently consistent with its own investment objectives. The Board noted that only three closed-end funds in the Fund Complex have breakpoints in their fee structures. Information provided by Lipper also revealed that only one closed-end fund complex used a complex-level breakpoint structure. The Board found, based on its review of comparable funds, that each Fund’s management fee is appropriate in light of the scale of the respective Fund.

F. Other Factors: In evaluating fees, the Board also considered indirect benefits or profits the Advisors or their affiliates may receive as a result of their relationships with the Funds (“fall-out benefits”). The Trustees, including the Independent Trustees, considered the intangible benefits that accrue to the Advisors and their affiliates by virtue of their relationships with the Funds, including potential benefits accruing to the Advisors and their affiliates as a result of participating in offerings of the Funds’ shares, potentially stronger relationships with members of the broker-dealer community, increased name recognition of the Advisors and their affiliates, enhanced sales of

ANNUAL REPORT	OCTOBER 31, 2008	89

Disclosure of Investment Advisory Agreement and Subadvisory Agreement (concluded)

other investment funds and products sponsored by the Advisors and their affiliates and increased assets under management which may increase the benefits realized by the Advisors from soft dollar arrangements with broker-dealers. The Board also considered the unquantifiable nature of these potential benefits.

Conclusion with Respect to the Agreements

In reviewing and approving the continuation of the Agreements, the Trustees did not identify any single factor discussed above as all-important or controlling, but considered all factors together, and different Trustees may have attributed different weights to the various factors considered. The Independent Trustees were also assisted by the advice of independent legal counsel in making this determination. The Trustees, including the Independent Trustees, unanimously determined that each of the factors described above, in light of all the other factors and all of the facts and circumstances applicable to each respective Fund, was acceptable for each Fund and supported the Trustees’ conclusion that the terms of each Agreement were fair and reasonable, that each Fund’s fees are reasonable in light of the services provided to the respective Fund and that each Agreement should be approved.

Disclosure of Investment Advisory Agreement and Subadvisory Agreements for BlackRock EcoSolutions Investment Trust

The Board of Trustees (the “Board,” the members of which are referred to as “Trustees”) of the BlackRock EcoSolutions Investment Trust (the “Trust”) met on July 16, 2007 and August 16, 2007 to consider the approval of the Trust’s investment advisory agreement (the “Advisory Agreement”) with BlackRock Advisors, LLC (the “Advisor”), the Trust’s investment advisor. The Board also considered the approval of the Trust’s subadvisory agreements (collectively, the “Subadvisory Agreements” and, together with the Advisory Agreement, the “Agreements”) among the Trust, the Advisor and BlackRock Investment Management, LLC (“BIM”) and among the Trust, the Advisor and BlackRock Investment Management International Limited (together with BIM, the “Subadvisor”). The Trust commenced operations in September 2007. The Advisor and the Subadvisor are collectively referred to herein as the “Advisors” and, together with BlackRock, Inc., “BlackRock.”

Activities and Composition of the Board

At the time the Agreements were considered for approval, the Board of the Trust consisted of six individuals, five of whom were not “interested persons” of the Trust as defined in the Investment Company Act of 1940 (the “1940 Act”) (the “Independent Trustees”). These Trustees were responsible for the oversight of the operations of the Trust and performed the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees retained independent legal counsel to assist them in connection with their duties. The Chairman of the Board was an Independent Director. The Board had four standing committees: an Audit Committee, a Governance Committee, a Compliance Committee and a Portfolio Review Committee.

Advisory Agreement and Subadvisory Agreement

Throughout the year, in connection with their duties as trustees or directors of other funds in the Fund Complex, the Board considered a range of information in connection with its oversight of the services provided by BlackRock and its affiliates. Among the matters the Board considered were: (a) investment performance of funds in the Fund Complex; (b) fees, including advisory, administration and other fees paid to BlackRock and its affiliates by funds in the Fund Complex, as applicable; (c) fund operating expenses paid to third parties by funds in the Fund Complex; (d) the resources devoted to and compliance reports relating to investment objectives, policies and restrictions of funds in the Fund Complex; (e) compliance by funds in the Fund Complex with their Code of Ethics and compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls; (h) BlackRock’s implementation of the proxy voting guidelines approved by the Board; (i) the use of brokerage commissions and spread and execution quality; (j) valuation and liquidity procedures; and (k) reviews of BlackRock’s business, including BlackRock’s response to the increasing scale of its business.

Board Considerations in Approving the Advisory Agreement and Subadvisory Agreement

To assist the Board in its evaluation of the Agreements, in advance of the July 16, 2007 and August 16, 2007 meetings, the Trustees received from BlackRock information which detailed, among other things, the organization, business lines and capabilities of the Advisors, including: (a) the responsibilities of various departments and key personnel and biographical information relating to key personnel; (b) the advisory and/or administrative fees to be paid by the Trust to the Advisors, including comparisons with the management fees, which include advisory and administration fees, of its Peers; (c) “fallout” benefits to BlackRock; and (d) the estimated expenses of the Trust, including comparisons of the Trust’s expense ratios with the expense ratios of its Peers.

The Board also considered other matters it deemed important to the approval process, where applicable, such as payments to be made to BlackRock or its affiliates relating to the distribution of Trust shares, services related to the valuation and pricing of Trust portfolio holdings, allocation of Trust brokerage fees (including the related benefits to BlackRock of “soft dollars”) and direct and indirect benefits to BlackRock and its affiliates from their relationship with the Trust.

In addition to the foregoing materials, independent legal counsel to the Independent Trustees provided a legal memorandum outlining, among other things, the duties of the Board under the 1940 Act, as well as the general principles of relevant law in reviewing and approving advisory contracts, the

90	ANNUAL REPORT	OCTOBER 31, 2008

Disclosure of Investment Advisory Agreement and Subadvisory Agreements for BlackRock EcoSolutions Investment Trust (continued)

requirements of the 1940 Act in such matters, an advisor’s fiduciary duty with respect to advisory agreements and compensation, and the standards used by courts in determining whether investment company boards of directors have fulfilled their duties and the factors to be considered by boards in voting on advisory agreements.

The Independent Trustees reviewed this information and discussed it with independent legal counsel prior to the meetings on July 16, 2007 and August 16, 2007. At the Board meetings on July 16, 2007 and August 16, 2007, BlackRock made a presentation to and responded to questions from the Board. In connection with BlackRock’s presentations, the Board considered each Agreement and, in consultation with independent legal counsel, reviewed the factors set out in judicial decisions and SEC statements relating to the approval of the Agreements.

Matters Considered by the Board

In connection with its deliberations with respect to the Agreements, the Board considered all factors it believed relevant with respect to the Trust, including the following: the nature, extent and quality of the services to be provided by the Advisors; the costs of the services to be provided and profits to be realized by the Advisors and their affiliates from their relationship with the Trust; the extent to which economies of scale would be realized as the Fund Complex grows; and whether BlackRock will realize other benefits from its relationship with the Trust.

A. Nature, Extent and Quality of the Services: In evaluating the nature, extent and quality of the Advisors’ services, the Board reviewed information concerning the types of services that the Advisors provide and are expected to provide to the Trust, information describing BlackRock’s organization and its various departments, the experience and responsibilities of key personnel and available resources. The Board noted the willingness of the personnel of BlackRock to engage in open, candid discussions with the Board. The Board further considered the quality of the Advisors’ investment process in making portfolio management decisions. The Board also noted information received at prior Board meetings concerning standards of BlackRock with respect to the execution of portfolio transactions.

In addition to advisory services, throughout the year, the Trustees consider the quality of the administrative and non-investment advisory services provided to the Fund Complex, which would also be provided to the Trust. The Advisors and their affiliates provide the funds in the Fund Complex with such administrative and other services, as applicable (in addition to any such services provided by others to the funds), and officers and other personnel as are necessary for the operations of the funds. In addition to investment management services, the Advisors and their affiliates provide each fund in the Fund Complex with services such as: preparing shareholder reports and communications, including annual and semi-annual financial statements and the funds’ website; communications with analysts to support secondary market trading; assisting with daily accounting and pricing; preparing periodic filings with regulators and stock exchanges; overseeing and coordinating the activities of other service providers; administering and organizing Board meetings and preparing the Board materials for such meetings; providing legal and compliance support (such as helping to prepare proxy statements and responding to regulatory inquiries); and performing other administrative tasks necessary for the operation of the respective fund (such as tax reporting and fulfilling regulatory filing requirements). The Board considered the Advisors’ policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Trust and BlackRock: The Board did not consider the performance history of the Trust because the Trust was newly organized; however, the Board considered the investment performance of BlackRock generally. The Board will monitor the Trust’s performance.

C. Consideration of the Advisory Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Trust: In evaluating the management fees and expenses that the Trust is expected to bear, the Board considered the Trust’s proposed management fee structure and the Trust’s expense ratios in absolute terms as well as relative to the fees and expense ratios of its applicable Peers. The Board, among other things, reviewed comparisons of the Trust’s gross management fees before and after any fee waivers and total expense ratios before and after any waivers with those of its Peers.

Because the Trust had not yet commenced operations, BlackRock did not provide the Board with specific information concerning the expected profits to be realized by BlackRock and its affiliates from their relationships with the Trust. BlackRock, however, will provide the Board with such information at future meetings when the Agreements are being considered for renewal.

Throughout the year, the Board considers the cost of the services provided to the funds in the Fund Complex by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and, if applicable, distribution of such funds. As part of its analysis, the Board typically reviews BlackRock’s methodology in allocating its costs to the management of the funds in the Fund Complex. The Board also generally considers whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to provide the high quality of services that are expected by the Board.

In connection with the Board’s consideration of the fees and expense information, the Board reviewed the considerable investment management experience of the Advisors and considered the high level of investment management, administrative and other services provided by the Advisors.

D. Economies of Scale: In reviewing the Trust’s fees and expenses, the Board examined the potential benefits of economies of scale, and whether any economies of scale should be reflected in the Trust’s fee structure, for example through the use of breakpoints for the Trust or the Fund Complex. The Board found, based on its review of comparable funds, that the Trust’s management fee is appropriate in light of the scale of the Trust.

E. Other Factors: In evaluating fees, the Board also considered fall-out benefits. The Trustees, including the Independent Trustees, considered the intan-

ANNUAL REPORT	OCTOBER 31, 2008	91

Disclosure of Investment Advisory Agreement and Subadvisory Agreements for BlackRock EcoSolutions Investment Trust (concluded)

gible benefits that accrue to the Advisors and their affiliates by virtue of their relationships with the Trust, including potential benefits accruing to the Advisors and their affiliates as a result of participating in offerings of the Trust’s shares, potentially stronger relationships with members of the broker-dealer community, increased name recognition of the Advisors and their affiliates, enhanced sales of other investment funds and products sponsored by the Advisors and their affiliates and increased assets under management which may increase the benefits realized by the Advisors from soft dollar arrangements with broker-dealers. The Board also considered the unquantifiable nature of these potential benefits.

During the Trustees’ deliberations in connection with its approval of the management fee, the Trustees were aware that BlackRock intended to pay compensation, out of its own assets, to the lead underwriter and to certain qualifying underwriters of the Trust’s common shares and of the anticipated amounts of such compensation and the general nature of the services to be rendered to BlackRock in consideration of such compensation. The Trustees also considered whether the management fee met applicable standards in light of the services provided by the Advisor, without regard to whether the Advisor ultimately pays any portion of the anticipated compensation to the underwriters.

Conclusion with Respect to the Agreements

In reviewing and approving the Agreements, the Trustees did not identify any single factor discussed above as all-important or controlling, but considered all factors together, and different Trustees may have attributed different weights to the various factors considered. The Independent Trustees were also assisted by the advice of independent legal counsel in making this determination. The Trustees, including the Independent Trustees, unanimously determined that each of the factors described above, in light of all the other factors and all of the facts and circumstances applicable to the Trust, was acceptable for the Trust and supported the Trustees’ conclusion that the terms of each Agreement were fair and reasonable, that the Trust’s fees are reasonable in light of the services to be provided to the Trust and that each Agreement should be approved.

Dividend Reinvestment Plans (unaudited)

Pursuant to each Trust’s Dividend Reinvestment Plan (the “Plan”), common shareholders are automatically enrolled, to have all distributions of dividends and capital gains reinvested by The Bank of New York Mellon (the “Plan Agent”) in the respective Trust’s shares pursuant to the Plan. Shareholders who do not participate in the Plan will receive all distributions in cash paid by check and mailed directly to the shareholders of record (or if the shares are held in street or other nominee name, then to the nominee) by the Plan Agent.

After a Trust declares a dividend or determines to make a capital gain distribution, the Plan Agent will acquire shares for the participants’ account, depending upon the circumstances described below, either (i) through receipt of unissued but authorized shares from the Trust (“newly issued shares”) or (ii) by open market purchases. If, on the dividend payment date, the net asset value per share (“NAV”) is equal to or less than the market price per share plus estimated brokerage commissions (such condition being referred to herein as “market premium”), the Plan Agent will invest the dividend amount in newly issued shares on behalf of the participants. The number of newly issued shares to be credited to each participant’s account will be determined by dividing the dollar amount of the dividend by the NAV on the date the shares are issued. However, if the NAV is less than 95% of the market price on the payment date, the dollar amount of the dividend will be divided by 95% of the market price on the payment date. If, on the dividend payment date, the NAV is greater than the market value per share plus estimated brokerage commissions (such condition being referred to herein as “market discount”), the Plan Agent will invest the dividend amount in shares acquired on behalf of the participants in open-market purchases.

The Plan Agent’s fees for the handling of the reinvestment of dividends and distributions will be paid by each Trust. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent’s open market purchases in connection with the reinvestment of dividends and distributions. The automatic reinvestment of dividends and distributions will not relieve participants of any Federal income tax that may be payable on such dividends or distributions.

Each Trust reserves the right to amend or terminate the Plan. There is no direct service charge to participants in the Plan; however, each Trust reserves the right to amend the Plan to include a service charge payable by the participants. Participants who request a sale of shares through the Plan Agent are subject to a $2.50 sales fee and a $0.15 per share sold brokerage commission. All correspondence concerning the Plan should be directed to the Plan Agent at The Bank of New York Mellon, Dividend Reinvestment Department, P.O. Box 1958, Newark, New Jersey 07101-9774; or by calling 1-866-216-0242.

92	ANNUAL REPORT	OCTOBER 31, 2008

Important Tax Information (unaudited)

The information set forth below is provided with respect to the distributions paid during the fiscal year-ended October 31, 2008:

	Payable Date	Long-term Capital Gains[1]	Non- Taxable Return of Capital	Qualifying Dividend Income for Individuals[1]	Dividends Qualifying for the Dividends Received Deduction for Corporations[1]	Short-Term Capital Gain Dividends for Non-U.S. Residents[2]	Foreign Source Income	Foreign Taxes Paid*

Dividend AchieversTM Trust (BDV)	12/31/07	—	—	49.01%	49.01%	—	—	—
	3/31/08 -
	9/30/08	—	70.10%	29.90%	29.90%	—	—	—
Enhanced Dividend Achievers TM Trust (BDJ)	11/30/07	—	—	40.39%	41.03%	—	—	—
	12/31/07	—	—	51.77%	52.20%	—	—	—
	1/09/08	—	—	76.91%	76.91%	—	—	—
	2/29/08 -
	9/30/08	—	73.20%	26.80%	26.80%	—	—	—
Strategic Dividend AchieversTM Trust (BDT)	12/31/07	—	—	47.87%	47.87%	—	—	—
	3/31/08 -
	9/30/08	—	74.47%	25.53%	25.53%	—	—	—
EcoSolutions Investment Trust (BQR)	12/31/07	—	—	8.58%	3.04%	1.42%	0.22%	0.29%
	3/31/08 -
	9/30/08	—	—	10.94%	3.34%	100%	2.47%	1.29%
Global Energy and Resources Trust (BGR)	12/31/07	76.50%	—	9.46%	0.96%	—	—	—
	3/31/08	—	—	81.96%	31.66%	—	—	—
	6/30/08	86.64%	—	10.95%	4.23%	—	—	—
	9/30/08	100%	—	—	—	—	—	—
Global Equity Income Trust (BFD)	11/30/07	—	—	18.04%	8.83%	—	—	—
	2/29/08 -
	8/29/08	—	100%	—	—	—	—	—
Global Opportunities Equity Trust (BOE)	11/30/07	—	—	23.47%	10.48%	—	12.56%	1.27%
	12/31/07	100%	—	—	—	—	—	—
	2/29/08	—	1.42%	34.17%	14.07%	98.58%	—	—
	5/30/08	0.28%	1.42%	34.07%	14.03%	98.30%	—	—
	8/29/08	98.58%	1.42%	—	—	—	—	—
Health Sciences Trust (BME)	12/31/07	94.43%	—	1.04%	0.89%	—	—	—
	3/31/08	—	—	32.46%	25.05%	93.51%	—	—
	6/30/08	—	—	32.76%	25.60%	95.60%	—	—
	9/30/08	100%	—	—	—	—	—	—
International Growth and Income Trust (BGY)	11/30/07	—	—	10.23%	—	—	11.44%	1.14%
	12/31/07 -
	1/09/08	—	—	6.28%	—	—	4.47%	0.79%
	2/29/08 -
	9/30/08	—	40.48%	22.71%	—	59.52%	30.16%	4.14%
Real Asset Equity Trust (BCF)	11/30/07	—	—	16.51%	5.53%	100%	12.97%	0.30%
	12/31/07	—	—	24.65%	15.37%	68.42%	8.87%	0.20%
	1/09/08	—	—	42.30%	36.70%	—	—	—
	2/29/08 -
	5/30/08	—	—	52.05%	27.45%	100%	—	—
	6/30/08	92.88%	—	3.71%	1.96%	7.12%	—	—
	9/30/08	100%	—	—	—	—	—	—

S&P Quality Rankings Global Equity Managed Trust (BQY)	11/30/07	—	—	41.96%	24.88%	—	—	—
	2/29/08 -
	8/29/08	—	57.03%	42.97%	32.74%	—	—	—
World Investment Trust (BWC)	11/30/07	—	—	16.25%	7.88%	22.12%	9.01%	0.99%
	12/31/07	86.00%	—	1.65%	1.11%	—	—	—
	1/09/08	—	—	11.76%	7.96%	—	—	—
	2/29/08 -
	5/30/08	—	—	47.18%	21.53%	100%	—	—
	6/30/08	84.24%	—	7.44%	3.39%	15.77%	—	—
	9/30/08	100%	—	—	—	—	—	—

*

The foreign taxes paid represent taxes incurred by the Fund on interest received from foreign sources. Foreign taxes paid may be included in taxable income with an offsetting deduction from gross income or may be taken as a credit for taxes paid to foreign governments. You should consult your tax advisor regarding the appropriate treatment of foreign taxes paid.

[1]	The Trusts hereby designate the percentages indicated above or the maximum amount allowable by law.

[2]	Represents the portion of the taxable ordinary income dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations.

ANNUAL REPORT	OCTOBER 31, 2008	93

Officers and Trustees

Name, Address and Year of Birth	Position(s) Held with Trusts	Length of Time Served as a Trustee[2]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Funds and Portfolios Overseen	Public Directorships
Non-Interested Trustees[1]
Richard E. Cavanagh 40 East 52nd Street New York, NY 10022 1946	Chairman of the Board and Trustee	Since 2003

Trustee, Aircraft Finance Trust since 1999; Director, The Guardian Life Insurance Company of America since 1998; Trustee, Educational Testing Service since 1997; Director, The Fremont Group since 1996; Formerly President and Chief Executive Officer of The Conference Board, Inc. (global business research organization) from 1995 to 2007.

				113 Funds 110 Portfolios	Arch Chemical (chemical and allied products)

Karen P. Robards 40 East 52nd Street New York, NY 10022 1950	Vice Chair of the Board, Chair of the Audit Committee and Trustee	Since 2007

Partner of Robards & Company, LLC, (financial advisory firm) since 1987; Co-founder and Director of the Cooke Center for Learning and Development, (a not-for-profit organization) since 1987; Formerly Director of Enable Medical Corp. from 1996 to 2005; Formerly an investment banker at Morgan Stanley from 1976 to 1987.

				113 Funds 110 Portfolios	AtriCure, Inc. (medical devices); Care Investment Trust, Inc. (health care REIT)

G. Nicholas Beckwith, III 40 East 52nd Street New York, NY 10022 1945	Trustee	Since 2007

Chairman and Chief Executive Officer, Arch Street Management, LLC (Beckwith Family Foundation) and various Beckwith property companies since 2005; Chairman of the Board of Directors, University of Pittsburgh Medical Center since 2002; Board of Directors, Shady Side Hospital Foundation since 1977; Board of Directors, Beckwith Institute for Innovation In Patient Care since 1991; Member, Advisory Council on Biology and Medicine, Brown University since 2002; Trustee, Claude Worthington Benedum Foundation (charitable foundation) since 1989; Board of Trustees, Chatham University since 1981; Board of Trustees, University of Pittsburgh since 2002; Emeritus Trustee, Shady Side Academy since 1977; Formerly Chairman and Manager, Penn West Industrial Trucks LLC (sales, rental and servicing of material handling equipment) from 2005 to 2007; Formerly Chairman, President and Chief Executive Officer, Beckwith Machinery Company (sales, rental and servicing of construction and equipment) from 1985 to 2005; Formerly Board of Directors, National Retail Properties (REIT) from 2006 to 2007.

				113 Funds 110 Portfolios	None

Kent Dixon 40 East 52nd Street New York, NY 10022 1937	Trustee and Member of the Audit Committee	Since 2003	Consultant/Investor since 1988.	113 Funds 110 Portfolios	None

Frank J. Fabozzi 40 East 52nd Street New York, NY 10022 1948	Trustee and Member of the Audit Committee	Since 2003

Consultant/Editor of The Journal of Portfolio Management since 2006; Professor in the Practice of Finance and Becton Fellow, Yale University, School of Management, since 2006; Formerly Adjunct Professor of Finance and Becton Fellow, Yale University from 1994 to 2006.

				113 Funds 110 Portfolios	None

94	ANNUAL REPORT	OCTOBER 31, 2008

Officers and Trustees (continued)

Name, Address and Year of Birth	Position(s) Held with Trust	Length of Time Served as a Trustee	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Funds and Portfolios Overseen	Public Directorships
Non-Interested Trustees[1]
Kathleen F. Feldstein 40 East 52nd Street New York, NY 10022 1941	Trustee	Since 2005

President of Economics Studies, Inc. (private economic consulting firm) since 1987; Chair, Board of Trustees, McLean Hospital from 2000 to 2008 and Trustee Emeritus thereof since 2008; Member of the Corporation of Partners Community Healthcare, Inc. since 2005; Member of the Corporation of Partners HealthCare since 1995; Member of the Corporation of Sherrill House (healthcare) since 1990; Trustee, Museum of Fine Arts, Boston since 1992; Member of the Visiting Committee to the Harvard University Art Museum since 2003; Trustee, The Committee for Economic Development (research organization) since 1990; Member of the Advisory Board to the International School of Business, Brandeis University since 2002.

				113 Funds 110 Portfolios	The McClatchy Company (newspaper publishing)

James T. Flynn 40 East 52nd Street New York, NY 10022 1939	Trustee and Member of the Audit Committee	Since 2007	Formerly Chief Financial Officer of JP Morgan & Co., Inc. from 1990 to 1995.	113 Funds 110 Portfolios	None

Jerrold B. Harris 40 East 52nd Street New York, NY 10022 1942	Trustee	Since 2007	Trustee, Ursinus College since 2000; Director, Troemner LLC (scientific equipment) since 2000.	113 Funds 110 Portfolios	BlackRock Kelso Capital Corp.

R. Glenn Hubbard 40 East 52nd Street New York, NY 10022 1958	Trustee	Since 2004

Dean of Columbia Business School since 2004; Columbia faculty member since 1988; Formerly Co-Director of Columbia Business School’s Entrepreneurship Program from 1997 to 2004; Visiting Professor at the John F. Kennedy School of Government at Harvard University and the Harvard Business School since 1985 and at the University of Chicago since 1994; Formerly Chairman of the U.S. Council of Economic Advisers under the President of the United States from 2001 to 2003.

				113 Funds 110 Portfolios	ADP (data and information services), KKR Financial Corporation (finance), Duke Realty (real estate), Metropolitan Life Insurance Company (insurance), Information Services Group (media/technology)

W. Carl Kester 40 East 52nd Street New York, NY 10022 1951	Trustee and Member of the Audit Committee	Since 2007

Mizuho Financial Group Professor of Finance, Harvard Business School. Deputy Dean for Academic Affairs since 2006; Unit Head, Finance, Harvard Business School, from 2005 to 2006; Senior Associate Dean and Chairman of the MBA Program of Harvard Business School, from 1999 to 2005; Member of the faculty of Harvard Business School since 1981; Independent Consultant since 1978.

				113 Funds 110 Portfolios	None

Robert S. Salomon, Jr. 40 East 52nd Street New York, NY 10022 1936	Trustee and Member of the Audit Committee	Since 2007	Formerly Principal of STI Management LLC (investment adviser) from 1994 to 2005.	113 Funds 110 Portfolios	None

[1]	Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.
[2]

Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. (“BlackRock”) in September 2006, the various legacy MLIM and legacy BlackRock Fund boards were realigned and consolidated into three new Fund boards in 2007. As a result, although the chart shows certain trustees as joining the Trusts’ board in 2007, each trustee first became a member of the board of trustees of other legacy MLIM or legacy BlackRock Funds as follows: G. Nicholas Beckwith, III since 1999; Richard E. Cavanagh since 1994; Kent Dixon since 1988; Frank J. Fabozzi since 1988; Kathleen F. Feldstein since 2005; James T. Flynn since 1996; Jerrold B. Harris since 1999; R. Glenn Hubbard since 2004; W. Carl Kester since 1998; Karen P. Robards since 1998 and Robert S. Salomon, Jr. since 1996.

ANNUAL REPORT	OCTOBER 31, 2008	95

Officers and Trustees (concluded)

Name, Address and Year of Birth	Position(s) Held with Trusts	Length of Time Served as a Trustee	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Funds and Portfolios Overseen	Public Directorships
Interested Trustees[1]
Richard S. Davis 40 East 52nd Street New York, NY 10022 1945	Trustee	Since 2007

Managing Director, BlackRock, Inc. since 2005; Formerly Chief Executive Officer, State Street Research & Management Company from 2000 to 2005; Formerly Chairman of the Board of Trustees, State Street Research Mutual Funds from 2000 to 2005; Formerly Chairman, SSR Realty from 2000 to 2004.

				184 Funds 295 Portfolios	None

Henry Gabbay 40 East 52nd Street New York, NY 10022 1947	Trustee	Since 2007

Consultant, BlackRock, Inc. since 2007; Formerly Managing Director, BlackRock, Inc. from 1989 to 2007; Formerly Chief Administrative Officer, BlackRock Advisors, LLC from 1998 to 2007; Formerly President of BlackRock Funds and BlackRock Bond Allocation Target Shares from 2005 to 2007; Formerly Treasurer of certain closed-end funds in the BlackRock fund complex from 1989 to 2006.

				184 Funds 295 Portfolios	None

Trust Officers[2]
Donald C. Burke 40 East 52nd Street New York, NY 10022 1960	Trust President and Chief Executive Officer	Since 2007

Managing Director of BlackRock, Inc. since 2006; Formerly Managing Director of Merrill Lynch Investment Managers, L.P. (“MLIM”) and Fund Asset Management, L.P. (“FAM”) in 2006; First Vice President thereof from 1997 to 2005; Treasurer thereof from 1999 to 2006 and Vice President thereof from 1990 to 1997.

Anne F. Ackerley 40 East 52nd Street New York, NY 10022 1962	Vice President	Since 2003

Managing Director of BlackRock, Inc. since 2000; Chief Operating Officer of BlackRock’s U.S. Retail Group since 2006; Head of BlackRock’s Mutual Fund Group from 2000 to 2006; Merrill Lynch & Co., Inc. from 1984 to 1986 and from 1988 to 2000, most recently as First Vice President and Operating Officer of the Mergers and Acquisitions Group.

Neal J. Andrews 40 East 52nd Street New York, NY 10022 1966	Chief Financial Officer	Since 2007

Managing Director of BlackRock, Inc. since 2006; Formerly Senior Vice President and Line of Business Head of Fund Accounting and Administration at PNC Global Investment Servicing (U.S.) Inc. (formerly PFPC Inc.) from 1992 to 2006.

Jay M. Fife 40 East 52nd Street New York, NY 10022 1970	Treasurer	Since 2007

Managing Director of BlackRock, Inc. since 2007 and Director in 2006; Formerly Assistant Treasurer of the MLIM/FAM advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.

Brian P. Kindelan 40 East 52nd Street New York, NY 10022 1959	Chief Compliance Officer	Since 2007

Chief Compliance Officer of the BlackRock-advised Funds since 2007; Anti-Money Laundering Officer of the BlackRock-advised Funds since 2007; Managing Director and Senior Counsel of BlackRock, Inc. since 2005; Director and Senior Counsel of BlackRock Advisors, Inc. from 2001 to 2004 and Vice President and Senior Counsel thereof from 1998 to 2000; Formerly Senior Counsel of The PNC Bank Corp. from 1995 to 1998.

Howard B. Surloff 40 East 52nd Street New York, NY 10022 1965	Secretary	Since 2007	Managing Director of BlackRock, Inc. and General Counsel of U.S. Funds at BlackRock, Inc. since 2006; Formerly General Counsel (U.S.) of Goldman Sachs Asset Management, L.P. from 1993 to 2006.

[1]

Mr. Davis is an “interested person,” as defined in the Investment Company Act of 1940, of the Trusts based on his positions with BlackRock, Inc. and its affiliates. Mr. Gabbay is an “interested person” of the Trust due to his consulting arrangement with BlackRock, Inc. as well as his ownership of BlackRock, Inc and PNC securities. Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.

[2]	Officers of the Trusts serve at the pleasure of the Board of Trustees.

96	ANNUAL REPORT	OCTOBER 31, 2008

Additional Information (unaudited)

The Joint Annual Meeting of Shareholders was held on September 12, 2008 for shareholders of record on July 14, 2008, to elect director or trustee nominees of each Trust. The Board is organized into three classes, one class of which is elected annually. Each Trustee serves a three-year term concurrent with the class into which he or she is elected.

Approved the Class I Directors/Trustees as follows:

	G. Nicholas Beckwith, III		Kent Dixon		R. Glenn Hubbard

	Votes For	Votes Withheld	Votes For	Votes Withheld	Votes For	Votes Withheld

Dividend Achievers	46,365,015	1,968,149	46,457,793	1,925,371	46,352,822	2,030,342
Enhanced Dividend Achievers	60,602,134	1,208,757	60,598,960	1,211,931	60,589,655	1,221,236
Strategic Dividend Achievers	18,180,832	2,422,708	18,170,995	2,432,545	18,136,186	2,467,354
EcoSolutions	11,348,493	104,067	11,342,994	109,566	11,347,810	104,750
Global Energy and Resources	25,315,579	700,907	25,319,291	697,195	25,318,298	698,188
Global Equity Income	40,943,744	729,825	40,943,286	730,283	40,935,326	738,243
Global Opportunities	10,413,098	241,382	10,410,771	243,709	10,414,727	239,753
Health Sciences	7,003,061	26,812	7,001,731	28,142	7,002,141	27,732
International Growth	100,590,188	1,251,593	100,555,976	1,285,805	100,588,241	1,253,540
Real Asset	47,559,776	1,564,813	47,572,894	1,551,695	47,556,358	1,568,231
S&P Quality Rankings	4,813,236	361,015	4,811,411	362,840	4,813,086	361,165
World Investment	45,738,904	694,750	45,715,293	717,641	45,737,192	695,742

	W. Carl Kester		Robert S. Salomon, Jr.

	Votes For	Votes Withheld	Votes For	Votes Withheld

Dividend Achievers	46,487,619	1,895,545	46,453,813	1,929,351
Enhanced Dividend Achievers	60,610,102	1,200,789	60,585,083	1,225,808
Strategic Dividend Achievers	18,174,942	2,428,598	18,169,123	2,434,417
EcoSolutions	11,348,604	103,956	11,343,577	108,983
Global Energy and Resources	25,321,806	694,680	25,304,931	711,555
Global Equity Income	40,952,287	721,282	40,926,457	747,112
Global Opportunities	10,416,323	238,157	10,409,272	245,208
Health Sciences	7,002,649	27,224	7,001,409	28,464
International Growth	100,600,231	1,241,550	100,549,632	1,292,149
Real Asset	47,577,602	1,546,987	47,553,632	1,570,957
S&P Quality Rankings	4,814,511	359,740	4,807,396	366,855
World Investment	45,747,607	685,327	45,706,600	726,334

Approved the Class II Directors/Trustees as follows:

	James T. Flynn		Karen P. Robards

	Votes For	Votes Withheld	Votes For	Votes Withheld

EcoSolutions	11,347,354	105,206	11,345,708	106,852

Approved the Class III Directors/Trustees as follows:

	Richard E. Cavanagh		Jerrold B. Harris		Henry Gabbay

	Votes For	Votes Withheld	Votes For	Votes Withheld	Votes For	Votes Withheld

EcoSolutions	11,347,604	104,956	11,348,287	104,273	11,347,049	105,511

Custodian
The Bank of New York Mellon
New York, NY 10286

Trusts Address
BlackRock Closed-End Funds
100 Bellevue Parkway
Wilmington, DE 19809

Transfer Agent
BNY Mellon Shareowner Services
Pittsburgh, PA 15252

Accounting Agent
The Bank of New York Mellon
Brooklyn, NY 11217

Independent Registered
Public Accounting Firm
Deloitte & Touche LLP
New York, NY 10281

Legal Counsel
Skadden, Arps, Slate,
Meagher & Flom LLP
New York, NY 10036

ANNUAL REPORT	OCTOBER 31, 2008	97

Additional Information (continued)

Fund Certification

The Trusts that are listed for trading on the New York Stock Exchange (“NYSE”) and have filed with the NYSE their annual chief executive officer certification regarding compliance with the NYSE’s listing standards. Each Trust filed with the SEC the certification of their chief executive officer and chief financial officer required by section 302 of the Sabanes-Oxley Act.

Availability of Quarterly Schedule of Investments

Each Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each Trust’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.

Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. Each Trust’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Electronic Delivery

Electronic copies of most financial reports are available on the Trusts’ website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Trusts’ electronic delivery program.

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor to enroll. Please note that not all investment advisors, banks or brokerages may offer this service.

General Information

The Trusts do not make available copies of their Statements of Additional Information because the Trusts’ shares are not continuously offered, which means that the Statements of Additional Information of the Trusts have not been updated after completion of the Trusts’ offering and the information contained in the Trusts’ Statements of Additional Information may have become outdated.

During the period, there were no material changes in the Trusts’ investment objectives or policies or to the Trusts’ charters or by-laws that were not approved by the shareholders or in the principal risk factors associated with the investment in the Trusts. There have been no changes in the persons who are primarily responsible for the day-to-day management of the Trusts’ portfolios. The Trusts will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Trusts at (800) 441-7762

Quarterly performance, semi-annual and annual reports and other information regarding each Trust may be found on BlackRock’s website, which can be accessed at http://www.blackrock.com. This reference to BlackRock’s website is intended to allow investors public access to information regarding each Trust and does not, and is not intended to, incorporate BlackRock’s website into this report.

98	ANNUAL REPORT	OCTOBER 31, 2008

Additional Information (concluded)

Section 19 Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Trust’s investment experience during the year and may be subject to changes based on the tax regulations. The Trusts will send you a Form 1099-DIV each calendar year that will tell you how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year to Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year to Date

	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Common Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Common Share

Dividend Achievers*	$0.410	$—	$0.490	$0.900	46%	0%	54%	100%
Enhanced Dividend Achievers*	$0.350	$—	$0.771	$1.121	31%	0%	69%	100%
Strategic Dividend Achievers*	$0.410	$—	$0.490	$0.900	46%	0%	54%	100%
EcoSolutions	$0.070	$1.530	$—	$1.600	4%	96%	0%	100%
Global Energy and Resources	$0.710	$2.730	$—	$3.440	21%	79%	0%	100%
Global Equity Income*	$0.370	$—	$1.530	$1.900	19%	0%	81%	100%
Global Opportunities	$0.370	$2.690	$—	$3.060	12%	88%	0%	100%
Health Sciences	$0.070	$2.002	$—	$2.072	3%	97%	0%	100%
International Growth & Income*	$0.296	$0.840	$0.533	$1.669	18%	50%	32%	100%
Real Asset	$0.250	$1.135	$—	$1.385	18%	82%	0%	100%
S&P Quality Rankings*	$0.440	$0.040	$0.420	$0.900	49%	4%	47%	100%
World Investment	$0.240	$1.710	$—	$1.950	12%	88%	0%	100%

*

The Fund estimates that it has distributed more than its income and net realized gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the money that you invested in the Fund is paid back to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with ‘yield’ or ‘income’.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively,”Clients”) and to safeguarding their nonpublic personal information.The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal nonpublic information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates,or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to nonaffiliated third parties any nonpublic information about its Clients, except as permitted by law or as necessary to service Client accounts. These nonaffiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to nonpublic personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the nonpublic personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

ANNUAL REPORT	OCTOBER 31, 2008	99

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This report is transmitted to shareholders only. It is not a prospectus. Past performance results shown in this report should not be considered a representation of future performance. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Trusts use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free (800) 411-7762; (2) at www.blackrock.com; and (3) on the Securities and Exchange Commission’s website at http://www.sec.gov. Information about how each Trust voted proxies relating to securities held in each Trust’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at www.blackrock.com or by calling (800) 441-7762 and (2) on the Securities and Exchange Commission’s website at http://www.sec.gov.

#CEF-ANN-7-1008

Item 2 –      Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. During the period covered by this report, there have been no amendments to or waivers granted under the code of ethics. A copy of the code of ethics is available without charge at www.blackrock.com.

Item 3 –      Audit Committee Financial Expert – The registrant’s board of directors or trustees, as applicable (the “board of directors”) has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Kent Dixon
Frank J. Fabozzi
James T. Flynn
W. Carl Kester
Karen P. Robards
Robert S. Salomon, Jr.

The registrant’s board of directors has determined that W. Carl Kester and Karen P. Robards qualify as financial experts pursuant to Item 3(c)(4) of Form N-CSR.

Prof. Kester has a thorough understanding of generally accepted accounting principles, financial statements and internal control over financial reporting as well as audit committee functions. Prof. Kester has been involved in providing valuation and other financial consulting services to corporate clients since 1978. Prof. Kester’s financial consulting services present a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the registrant’s financial statements.

Ms. Robards has a thorough understanding of generally accepted accounting principles, financial statements and internal control over financial reporting as well as audit committee functions. Ms. Robards has been President of Robards & Company, a financial advisory firm, since 1987. Ms. Robards was formerly an investment banker for more than 10 years where she was responsible for evaluating and assessing the performance of companies based on their financial results. Ms. Robards has over 30 years of experience analyzing financial statements. She also is a member of the audit committee of one publicly held company and a non-profit organization.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4 –      Principal Accountant Fees and Services

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees[3]
	Current	Previous	Current	Previous	Current	Previous	Current	Previous
	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year
Entity Name	End	End	End	End	End	End	End	End

BlackRock World
Investment Trust	$44,500	$44,000	$0	$0	$6,475	$6,100	$1,049	$1,042

1 The nature of the services include assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.
2 The nature of the services include tax compliance, tax advice and tax planning.
3 The nature of the services include a review of compliance procedures and attestation thereto.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

      The registrant’s audit committee (the “Committee”) has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant’s affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are a) consistent with the SEC’s auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operation or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 for all of the registrants the Committee oversees. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

      Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to one or more of its members the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) Affiliates’ Aggregate Non-Audit Fees:

	Current Fiscal Year	Previous Fiscal Year
Entity Name	End	End

BlackRock World Investment Trust	$295,024	$291,642

(h) The registrant’s audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any non-affiliated sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by the registrant’s investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Regulation S-X Rule 2-01(c)(7)(ii) – $287,500, 0%

Item 5 –      Audit Committee of Listed Registrants – The following individuals are members of the registrant’s separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934 (15 U.S.C. 78c(a)(58)(A)):

Kent Dixon
Frank J. Fabozzi
James T. Flynn
W. Carl Kester
Karen P. Robards
Robert S. Salomon, Jr.

Item 6 –      Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –      Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – The board of directors has delegated the voting of proxies for the Fund securities to the Fund’s investment advisor (“Investment Adviser”) pursuant to the Investment Adviser’s proxy voting guidelines. Under these guidelines, the Investment Adviser will vote proxies related to Fund securities in the best interests of the Fund and its stockholders. From time to time, a vote may present a conflict between the interests of the Fund’s stockholders, on the one hand, and those of the Investment Adviser, or any affiliated person of the Fund or the Investment Adviser, on the other. In such event, provided that the Investment Adviser’s Equity Investment Policy Oversight Committee, or a sub-committee thereof (the “Oversight Committee”) is aware of the real or potential conflict or material non-routine matter and if the Oversight Committee does not reasonably believe it is able to follow its general voting guidelines (or if the particular proxy matter is not addressed in the guidelines) and vote impartially, the Oversight Committee may retain an independent fiduciary to advise the Oversight Committee on how to vote or to cast votes on behalf of the Investment Adviser’s clients. If the Investment Adviser determines not to retain an independent fiduciary, or does not desire to follow the advice of such independent fiduciary, the Oversight Committee shall determine how to vote the proxy after consulting with the Investment Adviser’s Portfolio Management Group and/or the Investment Adviser’s Legal and Compliance Department and concluding that the vote cast is in its client’s best interest notwithstanding the conflict. A copy of the

Fund’s Proxy Voting Policy and Procedures are attached as Exhibit 99.PROXYPOL. Information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, (i) at www.blackrock.com and (ii) on the SEC’s website at http://www.sec.gov.

Item 8 –      Portfolio Managers of Closed-End Management Investment Companies – as of October 31, 2008.

(a)(1) BlackRock World Investment Trust is managed by a team of investment professionals comprised of Thomas P. Callan, CFA, Managing Director at BlackRock, Jean M. Rosenbaum, CFA, Managing Director at BlackRock, Michael D. Carey, CFA, Director at BlackRock, Kyle G. McClements, CFA, Director at BlackRock and Andrew Gordon, Director at BlackRock. Messrs. Callan, Carey, Gordon and McClements and Ms. Rosenbaum are the Fund’s portfolio managers responsible for the day-to-day management of the Fund and the selection of its investments. Messrs. Callan, Carey, Gordon and McClements and Ms. Rosenbaum have been members of the Fund’s portfolio management team since 2005.

Thomas P. Callan, CFA, Managing Director and senior portfolio manager, is head of BlackRock’s Global Opportunities equity team. He is lead manager for all global small cap portfolios and is chief strategist for all of the team’s portfolios. Mr. Callan has been a portfolio manager with BlackRock since 1998.

Jean M. Rosenbaum, CFA, Managing Director and portfolio manager, is a member of BlackRock’s Global Opportunities equity team. She is a portfolio manager for the US opportunities portfolios and a strategist for all of the team’s products. Ms. Rosenbaum has been a portfolio manager with BlackRock since 1998.

Michael D. Carey, CFA, Managing Director and portfolio manager, is a member of BlackRock’s Global Opportunities equity team. He is a portfolio manager for international small cap equity portfolios and a strategist for all of the team’s products. Mr. Carey has been a portfolio manager with BlackRock since 1998.

Kyle G. McClements, CFA, Director and equity derivatives trader, is a member of the US equity trading group. Prior to joining BlackRock in 2005, Mr. McClements was a Vice President and senior derivatives strategist responsible for equity derivative strategy and trading in the Quantitative Equity Group at State Street Research. Prior to joining State Street Research in 2004, Mr. McClements was a senior trader/analyst at Deutsche Asset Management, responsible for derivatives, equity program, technology and energy sector, and foreign exchange trading.

Andrew Gordon, Managing Director and portfolio manager, is head of BlackRock's global bond team within the Fixed Income Portfolio Management Group. His responsibilities include developing and implementing strategies in the non-dollar and emerging markets sectors of the fixed income market. Mr. Gordon has been a portfolio manager with BlackRock since 1996.

(a)(2) As of October 31, 2008:

	Number of Other Accounts Managed			Number of Other Accounts and
	and Assets by Account Type			Assets for Which Advisory Fee is
				Performance-Based
	Other	Other Pooled		Other	Other Pooled
Name of	Registered	Investment	Other	Registered	Investment	Other
Portfolio Manager	Investment	Vehicles	Accounts	Investment	Vehicles	Accounts
	Companies			Companies
Thomas P. Callan	12	14	4	0	1	1
	$5.18 Billion	$951.3 Million	$211.9 Million	$0	$267.2 Million	$86.2 Million
Jean M. Rosenbaum	6	4	0	0	0	0
	$2.57 Billion	$133.3 Million	$0	$0	$0	$0
Michael D. Carey	6	1	1	0	0	0
	$2.81 Billion	$42.5 Million	$41.5 Million	$0	$0	$0
Kyle G. McClements	6	4	9	0	0	9
	$2.84 Billion	$196.6 Million	$3.29 Billion	$0	$0	$3.29 Billion
Andrew Gordon	6	43	108	0	4	27
	$963.7 Million	$7.19 Billion	$36.6 Billion	$0	$1.54 Billion	$4.58 Billion

(iv) Potential Material Conflicts of Interest

BlackRock, Inc. and its affiliates (collectively, herein “BlackRock”) has built a professional working environment, firm-wide compliance culture and compliance procedures and systems designed to protect against potential incentives that may favor one account over another. BlackRock has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, BlackRock furnishes investment management and advisory services to numerous clients in addition to the Fund, and BlackRock may, consistent with applicable law, make investment recommendations to other clients or accounts (including accounts which are hedge funds or have performance or higher fees paid to BlackRock, or in which portfolio managers have a personal interest in the receipt of such fees), which may be the same as or different from those made for the Fund. In addition, BlackRock, its affiliates and any officer, director, stockholder or employee may or may not have an interest in the securities whose purchase and sale BlackRock recommends to the Fund. BlackRock, or any of its affiliates, or any officer, director, stockholder, employee or any member of their families may take different actions than those recommended to the Fund by BlackRock with respect to the same securities. Moreover, BlackRock may refrain from rendering any advice or services concerning securities of companies of which any of BlackRock’s (or its affiliates’) officers, directors or employees are directors or officers, or companies as to which BlackRock or any of its affiliates or the officers, directors or employees of any of them has any substantial economic interest or possesses material non-public information. Each portfolio manager also may manage accounts whose investment strategies may at times be opposed to the strategy utilized for a fund. In this regard, it should be noted that Messrs. Callan, McClements and Gordon currently manage certain accounts that are subject to performance fees. In addition, Mr. Callan and Mr. Gordon assist in managing certain hedge funds and may be entitled to receive a portion of any incentive fees earned on such funds and a portion of such incentive fees may be voluntarily or involuntarily deferred. Additional portfolio managers may in the future manage other such accounts or funds and may be entitled to receive incentive fees.

As a fiduciary, BlackRock owes a duty of loyalty to its clients and must treat each client fairly. When BlackRock purchases or sells securities for more than one account, the trades must be allocated in a manner consistent with its fiduciary duties. BlackRock attempts to allocate investments in a fair and equitable manner among client accounts, with no account receiving preferential treatment. To this end, BlackRock has adopted a policy that is intended to ensure that investment opportunities are allocated fairly and equitably among client accounts over time. This policy also seeks to achieve reasonable efficiency in client transactions and provide BlackRock with sufficient flexibility to allocate investments in a manner that is consistent with the particular investment discipline and client base.

(a)(3) As of October 31, 2008:

Portfolio Manager Compensation Overview

BlackRock’s financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors. The principal components of compensation include a base salary, a performance and revenue-based discretionary bonus, participation in various benefits programs and one or more of the incentive compensation programs established by BlackRock such as its Long-Term Retention and Incentive Plan and Restricted Stock Program.

Base compensation. Generally, portfolio managers receive base compensation based on their seniority and/or their position with the firm. Senior portfolio managers who perform additional management functions within the portfolio management group or within BlackRock may receive additional compensation for serving in these other capacities.

Discretionary Incentive Compensation for Messrs. Callan and Carey and Ms. Rosenbaum

Discretionary incentive compensation is based on a formulaic compensation program. BlackRock’s formulaic portfolio manager compensation program includes: pre-tax investment performance relative to appropriate competitors or benchmarks over 1-, 3- and 5-year performance periods and a team revenue component. If a portfolio manager’s tenure is less than five years, performance periods will reflect time in position. In most cases, including for the portfolio managers of the Fund, these benchmarks are the same as the benchmark or benchmarks against which the performance of the Fund or other accounts managed by the portfolio managers are measured. BlackRock’s Chief Investment Officers determine the benchmarks against which the performance of funds and other accounts managed by each portfolio manager is compared and the period of time over which performance is evaluated. With respect to the portfolio managers, such benchmarks for the Fund include the following:

Portfolio Manager	Benchmarks Applicable to Each Manager
Thomas P. Callan	A combination of market-based indices (e.g., Standard & Poor’s 500 Index, Lipper Health/Biotechnology Funds Index, The Russell 3000 Healthcare Index, The S&P/Citigroup Extended Market Index U.S., The S&P/Citigroup Global BMI, NYSE Arca Tech 100 Index, S&P Citigroup Broad Market Index Global Ex-U.S., S&P/Citigroup Extended Market Index Global Ex-U.S.), certain customized indices and certain fund industry peer groups.
Michael D. Carey	A combination of market-based indices (e.g., The S&P/Citigroup Extended Market Ex-U.S. Index, The S&P/Citigroup Global BMI, The S&P/Citigroup Broad Market Index Global Ex- U.S.), certain customized indices and certain fund industry peer groups.
Jean M. Rosenbaum	A combination of market-based indices (e.g., The S&P/Citigroup Extended Market Index U.S., NYSE Arca Tech 100 Index), certain customized indices and certain fund industry peer groups.

Portfolio managers who meet relative investment performance and financial management objectives during a specified performance time period are eligible to receive an additional bonus which may or may not be a large part of their overall compensation. A smaller element of portfolio manager discretionary compensation may include consideration of: financial results, expense control, profit margins, strategic planning and implementation, quality of client service, market share, corporate reputation, capital allocation, compliance and risk control, leadership, workforce diversity, supervision, technology and innovation. All factors are considered collectively by BlackRock management.

Discretionary Incentive Compensation for Messrs. McClements and Gordon

Discretionary incentive compensation is a function of several components: the performance of BlackRock, Inc., the performance of the portfolio manager’s group within BlackRock, the investment performance, including risk-adjusted returns, of the firm’s assets under management or supervision by that portfolio manager relative to predetermined benchmarks, and the individual’s seniority, role within the portfolio management team, teamwork and contribution to the overall performance of these portfolios and BlackRock. In most cases, including for the portfolio managers of the Fund, these benchmarks are the same as the benchmark or benchmarks against which the performance of the Fund or other accounts managed by the portfolio managers are measured. BlackRock’s Chief Investment Officers determine the benchmarks against which the performance of funds and other accounts managed by each portfolio manager is compared and the period of time over which performance is evaluated. With respect to the portfolio managers, such benchmarks for the Fund include the following:

Portfolio Manager	Benchmarks Applicable to Each Manager
Kyle G. McClements	A combination of market-based indices, Lipper peer groups and a subset of other closed-end funds
Andrew Gordon	A combination of market-based indices (e.g., Citigroup Non-U.S. World Government Bond Index, JP Morgan Emerging Markets Bond Index Global Diversified), certain customized indices and certain fund industry peer groups.

BlackRock’s Chief Investment Officers make a subjective determination with respect to the portfolio manager’s compensation based on the performance of the funds and other accounts managed by each portfolio manager relative to the various benchmarks noted above. Performance is measured on a pre-tax basis over various time periods including 1, 3 and 5-year periods, as applicable.

Distribution of Discretionary Incentive Compensation

Discretionary incentive compensation is distributed to portfolio managers in a combination of cash and BlackRock, Inc. restricted stock units which vest ratably over a number of years. The BlackRock, Inc. restricted stock units, if properly vested, will be settled in BlackRock, Inc. common stock. Typically, the cash bonus, when combined with base salary, represents more than 60% of total compensation for the portfolio managers. Paying a portion of annual bonuses in stock puts compensation earned by a portfolio manager for a given year “at risk” based on BlackRock’s ability to sustain and improve its performance over future periods.

     Long-Term Retention and Incentive Plan (“LTIP”) — The LTIP is a long-term incentive plan that seeks to reward certain key employees. Prior to 2006, the plan provided for the grant of awards that were expressed as an amount of cash that, if properly vested and subject to the attainment of certain performance goals, will be settled in cash and/or in BlackRock, Inc. common stock. Beginning in 2006, awards are granted under the LTIP in the form of BlackRock, Inc. restricted stock units that, if properly vested and subject to the attainment of certain performance goals, will be settled in BlackRock, Inc. common stock. Messrs. Callan, Carey, Gordon and McClements and Ms. Rosenbaum have each received awards under the LTIP.

     Deferred Compensation Program — A portion of the compensation paid to eligible BlackRock employees may be voluntarily deferred into an account that tracks the performance of certain of the firm’s investment products. Each participant in the deferred compensation program is permitted to allocate his deferred amounts among the various investment options. Messrs. Callan, Carey, Gordon and McClements and Ms. Rosenbaum have each participated in the deferred compensation program.

     Options and Restricted Stock Awards — A portion of the annual compensation of certain employees is mandatorily deferred into BlackRock restricted stock units. Prior to the mandatory deferral into restricted stock units, BlackRock granted stock options to key employees, including certain portfolio managers who may still hold unexercised or unvested options. BlackRock, Inc. also granted restricted stock awards designed to reward certain key employees as an incentive to contribute to the long-term success of BlackRock. These awards vest over a period of years. Messrs. Callan, Carey and Gordon and Ms. Rosenbaum have each been granted stock options and/or restricted stock in prior years.

Other compensation benefits. In addition to base compensation and discretionary incentive compensation, portfolio managers may be eligible to receive or participate in one or more of the following:

     Incentive Savings Plans — BlackRock, Inc. has created a variety of incentive savings plans in which BlackRock employees are eligible to participate, including a 401(k) plan, the BlackRock Retirement Savings Plan (RSP), and the BlackRock Employee Stock Purchase Plan (ESPP). The employer contribution components of the RSP include a company match equal to 50% of the first 6% of eligible pay contributed to the plan capped at $4,000 per year, and a company retirement contribution equal to 3% of eligible compensation, plus an additional contribution of 2%

for any year in which BlackRock has positive net operating income. The RSP offers a range of investment options, including registered investment companies managed by the firm. BlackRock contributions follow the investment direction set by participants for their own contributions or, absent employee investment direction, are invested into a balanced portfolio. The ESPP allows for investment in BlackRock common stock at a 5% discount on the fair market value of the stock on the purchase date. Annual participation in the ESPP is limited to the purchase of 1,000 shares or a dollar value of $25,000. Each portfolio manager is eligible to participate in these plans.

(a)(4) Beneficial Ownership of Securities. As of October 31, 2008, the dollar range of securities beneficially owned by each portfolio manager in the Fund is shown below:

Portfolio Manager	Dollar Range of Equity
Securities Beneficially Owned
Thomas P. Callan	None
Michael D. Carey	$10,001 - $50,000
Jean M. Rosenbaum	$1 - $10,000
Kyle G. McClements	$1 - $10,000
Andrew Gordon	None

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable due to no such purchases during the period covered by this report.

Item 10 –	Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations that include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

11(a) –	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –    Exhibits attached hereto

12(a)(1) –   Code of Ethics – See Item 2

12(a)(2) –   Certifications – Attached hereto

12(a)(3) –   Not Applicable

12(b) –       Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock World Investment Trust

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock World Investment Trust

Date: December 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock World Investment Trust

Date: December 19, 2008

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock World Investment Trust

Date: December 19, 2008